[GRAPHIC]

GALAXY EQUITY FUNDS

THE GALAXY FUND

PROSPECTUS

February 28, 2001



GALAXY ASSET ALLOCATION FUND

GALAXY EQUITY INCOME FUND

GALAXY GROWTH AND INCOME FUND

GALAXY STRATEGIC EQUITY FUND

GALAXY EQUITY VALUE FUND

GALAXY EQUITY GROWTH FUND

GALAXY GROWTH FUND II

GALAXY INTERNATIONAL EQUITY FUND

GALAXY PAN ASIA FUND

GALAXY SMALL CAP VALUE FUND

GALAXY SMALL COMPANY EQUITY FUND

RETAIL A SHARES AND RETAIL B SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                             [GALAXY FUNDS LOGO]

CONTENTS

 1   RISK/RETURN SUMMARY

 1   Introduction

 2   Galaxy Asset Allocation Fund

 6   Galaxy Equity Income Fund

 9   Galaxy Growth and Income Fund

13   Galaxy Strategic Equity Fund

17   Galaxy Equity Value Fund

21   Galaxy Equity Growth Fund

25   Galaxy Growth Fund II

30   Galaxy International Equity Fund

34   Galaxy Pan Asia Fund

38   Galaxy Small Cap Value Fund

42   Galaxy Small Company Equity Fund

46   Additional information about risk

47   Investor guidelines

48   FUND MANAGEMENT

50   HOW TO INVEST IN THE FUNDS

50   How sales charges work

52   Buying, selling and exchanging shares

53     HOW TO BUY SHARES

54     HOW TO SELL SHARES

55     HOW TO EXCHANGE SHARES

55     OTHER TRANSACTION POLICIES

57   DIVIDENDS, DISTRIBUTIONS AND TAXES

59   GALAXY INVESTOR PROGRAMS

59   Retirement plans

59   Other programs

61   HOW TO REACH GALAXY

62   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Equity Funds. Each Fund invests primarily or to a significant degree in equity securities, such as common stock, preferred stock and securities that are convertible into common stock.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

- the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

- the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you.

Equity funds are generally best suited to investors seeking growth of their investment over time and who are prepared to accept the risks associated with equity securities. Equity funds have the potential for higher returns than other funds, such as bond funds or money market funds, but also carry more risk.

Different equity funds have different levels of risk. They have varying objectives and investment styles, and some are considered more aggressive than others. Generally, a fund's objective and the types of investments it makes can help you gauge its level of risk. On page 47, you'll find a table that gives a general overview of the risk spectrum of the Galaxy Equity Funds.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.


GALAXY EQUITY FUNDS                                                            1

GALAXY ASSET ALLOCATION FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the Fund's assets.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in the popular stock market averages. The Adviser interprets this to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than that. The Fund also seeks long-term growth in the value of its assets. The Adviser attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix will change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's) or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

In selecting portfolio securities for the Fund, the Adviser's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the Adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The Adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the Adviser determines it appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

The Fund may trade its investments frequently in trying to achieve its investment goal.

[SIDENOTE]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


2                                                            GALAXY EQUITY FUNDS

GALAXY ASSET ALLOCATION FUND

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The value of fixed income investments such as bonds are affected by movements in interest rates. Bond prices tend to fall when interest rates rise and to rise when interest rates fall.

- CREDIT RISK - The value of fixed income investments also depends on the ability of an issuer to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its securities will decline. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain fixed income investments held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- PORTFOLIO COMPOSITION - The level of risk could increase if a larger percentage of the Fund is invested in one particular asset class, such as stocks or bonds. However, asset allocation funds are generally less volatile than portfolios that contain only stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


GALAXY EQUITY FUNDS                                                            3

GALAXY ASSET ALLOCATION FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1992      1993      1994      1995      1996      1997      1998      1999      2000
6.58%     8.08%     -2.47%    30.29%    15.11%    19.76%    17.73%    7.24%     1.81%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                               SINCE
                                              1 YEAR         5 YEARS       INCEPTION
-------------------------------------------------------------------------------------------------------
Retail A Shares(1)                            -4.05%          10.80%          10.44% (12/30/91)
-------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            -3.61%             --           10.95% (3/4/96)
-------------------------------------------------------------------------------------------------------
Retail B Shares(3)                            -3.61%             --           10.67% (3/4/96)
-------------------------------------------------------------------------------------------------------
S&P 500                                       -9.10%          18.33%          16.08% (since 12/31/91)
                                                                              17.97% (since 2/29/96)
-------------------------------------------------------------------------------------------------------
DJIA                                          -4.69%          18.21%          17.19% (since 12/31/91)
                                                                              17.10% (since 2/29/96)
-------------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 51.

[SIDENOTE]
BEST QUARTER
11.74% for the
quarter ending
December 31,
1998

WORST QUARTER
-4.66% for the
quarter ending
December 31,
2000

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[SIDENOTE]
The Dow Jones Industrial Average (DJIA) is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks.


4                                                            GALAXY EQUITY FUNDS

GALAXY ASSET ALLOCATION FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         MAXIMUM  SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                   ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                                         AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------------------------
Retail A Shares                                              5.75%(1)                                    None(2)
Retail B Shares                                                  None                                   5.00%(3)
------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
Retail A Shares                              0.75%              None          0.54%            1.29%
---------------------------------------------------------------------------------------------------------

Retail B Shares                              0.75%          0.95%(4)          0.29%            1.99%
---------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                                           $699         $960     $1,242        $2,042
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $702         $924     $1,273        $1,971
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $702       $1,024     $1,373        $2,136
---------------------------------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares(1)                                        $202         $624     $1,073        $1,971
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $202         $624     $1,073        $2,136
---------------------------------------------------------------------------------------------------------------------------

(1) Retail B Shares purchased prior to January 1, 2001.
(2) Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]
PORTFOLIO MANAGERS
The Fund's portfolio managers are Donald Jones, a Vice President of the Adviser since 1991, and David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with the Adviser and its predecessors since 1977. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with the Adviser and its predecessors since 1986.


GALAXY EQUITY INCOME FUNDS                                                     5

GALAXY EQUITY INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks. The Adviser looks for investments that offer dividends, prospects for dividend growth and capital appreciation. However, the Fund's portfolio may include securities that offer only growth potential or only income potential.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


6                                                      GALAXY EQUITY INCOME FUND

GALAXY EQUITY INCOME FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Retail A Shares of the Fund were first issued during the fiscal year ending October 31, 1992. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, Retail A Shares and Trust Shares of the Fund had the same returns because each class of shares had the same expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1991      1992      1993      1994      1995      1996      1997      1998      1999      2000
22.37%    7.43%     8.05%     0.75%     32.96%    16.53%    25.51%    15.63%    4.36%     6.01%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                               SINCE
                              1 YEAR         5 YEARS        10 YEARS       INCEPTION
-------------------------------------------------------------------------------------------------------
Retail A Shares(1)            -0.11%          12.01%          12.87%         12.80%  (12/14/90)
-------------------------------------------------------------------------------------------------------
Retail B Shares(2)             0.72%             --              --           6.17%  (11/1/98)
-------------------------------------------------------------------------------------------------------
Retail B Shares(3)             0.72%             --              --           5.84%  (11/1/98)
-------------------------------------------------------------------------------------------------------
S&P 500                       -9.10%          18.33%          17.44%         17.61%  (since 11/30/90)
                                                                             10.19%  (since 10/31/98)
-------------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 51.

[SIDENOTE]
BEST QUARTER
13.31% for the
quarter ending
June 30, 1997

WORST QUARTER
-8.41% for the
quarter ending
September 30,
1998

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


GALAXY EQUITY FUNDS                                                            7

GALAXY EQUITY INCOME FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          MAXIMUM SALES CHARGE (LOAD)           MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                   ON PURCHASES SHOWN          SHOWN AS A % OF THE OFFERING PRICE OR
                                         AS A % OF THE OFFERING PRICE                  SALE PRICE, WHICHEVER IS LESS
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                                              5.75%(1)                                        None(2)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                                                  None                                       5.00%(3)
---------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                              0.75%              None          0.58%            1.33%
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                              0.75%            0.95%(4)        0.38%            2.08%
---------------------------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."
(4) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------------
Retail A Shares                                           $703         $972     $1,262        $2,084
-----------------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $711         $952     $1,319        $2,043
-----------------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $711       $1,052     $1,419        $2,219
-----------------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares(1)                                        $211         $652     $1,119        $2,043
-----------------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $211         $652     $1,119        $2,219
-----------------------------------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.
(2)  Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]
PORTFOLIO MANAGER
The Fund's portfolio manager is J. Edward Klisiewicz, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Klisiewicz has been the Fund's portfolio manager since it began operations in 1990. He has been with the Adviser and its predecessors since 1970.


8                                                            GALAXY EQUITY FUNDS

GALAXY GROWTH AND INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The Adviser also seeks a current yield greater than that of the S&P 500, although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


GALAXY EQUITY FUNDS                                                            9

GALAXY GROWTH AND INCOME FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

[CHART]

1994      1995      1996      1997      1998      1999      2000
4.83%     29.34%    19.85%    29.19%    15.71%    6.86%     3.65%

[SIDENOTE]
BEST QUARTER
20.66% for the
quarter ending
December 31,
1998

WORST QUARTER
-13.50% for the
quarter ending
September 30,
1998


10                                                           GALAXY EQUITY FUNDS

GALAXY GROWTH AND INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                               SINCE
                                              1 YEAR         5 YEARS       INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares(1)                            -2.31%          13.35%          13.96% (2/12/93)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            -1.77%            --            13.12% (3/4/96)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(3)                            -1.77%            --            12.86% (3/4/96)
---------------------------------------------------------------------------------------------------------------------------
S&P 500                                       -9.10%          18.33%          17.26% (since 1/31/93)
                                                                              17.97% (since 2/29/96)
---------------------------------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 51.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          MAXIMUM SALES CHARGE (LOAD)                 MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                   ON PURCHASES SHOWN                SHOWN AS A % OF THE OFFERING PRICE OR
                                         AS A % OF THE OFFERING PRICE                        SALE PRICE, WHICHEVER IS LESS
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                                                5.75%(1)                        None(2)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                                                 None                          5.00%(3)
---------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                              0.75%              None          0.62%            1.37%
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                              0.75%             0.95%(4)       0.34%            2.04%
---------------------------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


GALAXY EQUITY FUNDS                                                           11

GALAXY GROWTH AND INCOME FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR           3 YEARS        5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                               $706              $984         $1,282           $2,127
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $707              $940         $1,298           $2,039
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $707            $1,040         $1,398           $2,197
---------------------------------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $207              $640         $1,098           $2,039
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $207              $640         $1,098           $2,197
---------------------------------------------------------------------------------------------------------------------------

(1) Retail B Shares purchased prior to January 1, 2001.
(2) Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]
PORTFOLIO MANAGER
The Fund's portfolio manager is Gregory M. Miller, a Vice President of the Adviser since 1996. He's been primarily responsible for the day-to-day management of the Fund's investment portfolio since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined the Adviser in 1985.


12                                                           GALAXY EQUITY FUNDS

GALAXY STRATEGIC EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests at least 65% of its total assets in U.S. equity securities, primarily common stock and securities that can be converted into common stock. The Fund's "Value Driven Growth" investment process emphasizes securities believed to have the potential for the best one- to two-year returns. These securities are generally selected from a universe of large and medium size companies representative of the S&P 500, although the universe of stocks monitored by the Adviser is not limited to stocks of companies included in the S&P 500. The Fund may invest up to 20% of its total assets in foreign equity securities.

In selecting individual stocks, the Adviser looks at the current price, projected earnings growth, and historical valuations to derive an estimate of return potential. The Fund may give emphasis to growth stocks, value stocks or particular industries, depending upon the Adviser's assessment of a stock's return potential relative to its price in the broader market.

The Fund will sell a portfolio security when, as a result of a decline in the security's return potential relative to that of other securities, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]
VALUE STOCKS AND GROWTH STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios. Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


GALAXY EQUITY FUNDS                                                           13

GALAXY STRATEGIC EQUITY FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of Retail A Shares during the last calendar year. The return for Retail B Shares was different than the figure shown because each class of shares has different expenses. The figure doesn't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the return would be lower.

[CHART]

1999      2000
0.05%     22.22%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                               SINCE
                                                              1 YEAR       INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares(1)                                            15.14%           6.11% (3/4/98)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                                            16.40%           6.66% (3/4/98)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(3)                                            16.40%           6.33% (3/4/98)
---------------------------------------------------------------------------------------------------------------------------
S&P 500                                                       -9.10%           9.86% (since 2/28/98)
---------------------------------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 51.

[SIDENOTE]
BEST QUARTER
11.49% for the
quarter ending
June 30, 1999

WORST QUARTER
-13.65% for the
quarter ending
September 30,
1999

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


14                                                           GALAXY EQUITY FUNDS

GALAXY STRATEGIC EQUITY FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          MAXIMUM SALES CHARGE (LOAD)               MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                   ON PURCHASES SHOWN              SHOWN AS A % OF THE OFFERING PRICE OR
                                         AS A % OF THE OFFERING PRICE                      SALE PRICE, WHICHEVER IS LESS
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                                              5.75%(1)                                            None(2)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                                                  None                                           5.00%(3)
---------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                             0.75%(4)            None          0.85%(4)         1.60%(4)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                             0.75%(4)           0.95%(4)       0.65%            2.35%(4)
---------------------------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) for Retail A Shares so that Other expenses for Retail A Shares are expected to be 0.65%. The Fund may pay Distribution and service (12b-1) fees of up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.80%. Total Fund operating expenses after these waivers are expected to be 1.20% for Retail A Shares and 2.00% for Retail B Shares. These fee waivers may be revised or discontinued at any time.


GALAXY EQUITY FUNDS                                                           15

GALAXY STRATEGIC EQUITY FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR           3 YEARS        5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------
Retail A Shares                               $728            $1,051         $1,396           $2,366
-------------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $738            $1,033         $1,455           $2,328
-------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $738            $1,133         $1,555           $2,499
-------------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

-------------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $238              $733         $1,255           $2,328
-------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $238              $733         $1,255           $2,499
-------------------------------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.
(2)  Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]
PORTFOLIO MANAGER
The Fund's portfolio manager is Peter B. Hathaway, CFA, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hathaway has been the Fund's portfolio manager since it began operations in March 1998. He has been in the investment management business with the Adviser and its predecessors since 1964 and has been responsible for the Adviser's "Value Driven Growth" investment process since 1991.


16                                                           GALAXY EQUITY FUNDS

GALAXY EQUITY VALUE FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in equity securities, mainly common stocks, that the Adviser believes are undervalued. The Fund invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The Adviser uses proprietary computer models to compare share price and company value, both compared to the market and over time. This helps the Adviser to identify out-of-favor, undervalued securities (often called value stocks) which may subsequently increase in value. These models focus on fundamental aspects such as earnings and dividend growth, reinvestment of returns and the ability of companies to finance their own growth. The models also take into account factors such as how easily the stocks may be traded. The Adviser then reviews the results and looks for risks that may account for a stock's low price. It evaluates factors the computer models can't measure, such as the quality of a company's management and the impact of technological change. Stocks which pass all tests are eligible to be included in the Fund's portfolio. Fund holdings are frequently reviewed and are sold automatically when the computer models show they are overvalued.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

VALUE STOCKS

Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.


GALAXY EQUITY FUNDS                                                           17

GALAXY EQUITY VALUE FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1991. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, Retail A Shares and Trust Shares of the Fund had the same returns because each class of shares had the same expenses.

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1991      1992      1993      1994      1995      1996      1997      1998      1999      2000
23.36%    8.21%     14.75%    3.51%     27.78%    21.09%    27.66%    23.75%    6.67%     -3.19%

[SIDENOTE]
BEST QUARTER
27.15% for the
quarter ending
December 31,
1998

WORST QUARTER
-15.28% for the
quarter ending
September 30,
1998


18                                                           GALAXY EQUITY FUNDS

GALAXY EQUITY VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                                               SINCE
                                              1 YEAR         5 YEARS        10 YEARS       INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares(1)                            -8.76%          13.24%          14.20%          12.86% (9/1/88)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            -7.84%             --              --           12.79% (3/4/96)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(3)                            -7.84%             --              --           12.56% (3/4/96)
---------------------------------------------------------------------------------------------------------------------------
S&P 500                                       -9.10%          18.33%          17.44%          16.87% (since 8/31/88)
                                                                                              17.97% (since 2/29/96)
---------------------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average           8.86%          13.71%          15.14%          13.72% (since 8/31/88)
                                                                                              13.32% (since 2/29/96)
---------------------------------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 51.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          MAXIMUM SALES CHARGE (LOAD)               MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                   ON PURCHASES SHOWN              SHOWN AS A % OF THE OFFERING PRICE OR
                                         AS A % OF THE OFFERING PRICE                      SALE PRICE, WHICHEVER IS LESS
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                                              5.75%(1)                                            None(2)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                                                  None                                           5.00%(3)
---------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                              0.75%              None          0.61%            1.36%
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                              0.75%          0.95%(4)          0.42%            2.12%
---------------------------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[SIDENOTE]
The Lipper Multi-Cap Value Funds Average is an unmanaged index that measures the performance of a select group of mutual funds with investment objectives similar to that of the Fund.


GALAXY EQUITY FUNDS                                                           19

GALAXY EQUITY VALUE FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR           3 YEARS        5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                               $706              $981         $1,277           $2,116
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $715              $964         $1,339           $2,080
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $715            $1,064         $1,439           $2,258
---------------------------------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $215              $664         $1,139           $2,080
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $215              $664         $1,139           $2,258
---------------------------------------------------------------------------------------------------------------------------

(1) Retail B Shares purchased prior to January 1, 2001.
(2) Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]
PORTFOLIO MANAGER
The Fund's portfolio manager is G. Jay Evans, CFA, a Senior Vice President of the Adviser since 1991. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Evans has been the Fund's portfolio manager since 1993. He has been with the Adviser and its predecessors since 1978.


20                                                           GALAXY EQUITY FUNDS

GALAXY EQUITY GROWTH FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- CONVERTIBLE SECURITIES -- Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

- FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


GALAXY EQUITY FUNDS                                                           21

GALAXY EQUITY GROWTH FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1991. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, Retail A Shares and Trust Shares of the Fund had the same returns because each class of shares had the same expenses.

YEAR-BY-YEAR TOTAL RETURNS -- CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1991      1992      1993      1994      1995      1996      1997      1998      1999      2000
30.40%    6.11%     5.37%     0.60%     33.66%    20.46%    30.43%    25.66%    26.03%    -1.60%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000 as compared to a broad-based market index.

                                                                               SINCE
                              1 YEAR         5 YEARS        10 YEARS       INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares(1)            -7.25%          18.21%          16.30%          16.24% (12/14/90)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)            -6.58%             --              --           17.99% (3/4/96)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(3)            -6.58%             --              --           17.77% (3/4/96)
---------------------------------------------------------------------------------------------------------------------------
S&P 500                       -9.10%          18.33%          17.44%          17.61% (since 11/30/90)
                                                                              17.97% (since 2/29/96)
---------------------------------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 51.

[SIDENOTE]
BEST QUARTER
24.04% for the
quarter ending
December 31,
1998

WORST QUARTER
-11.70% for the
quarter ending
September 30,
1998

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


22                                                           GALAXY EQUITY FUNDS

GALAXY EQUITY GROWTH FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          MAXIMUM SALES CHARGE (LOAD)               MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                   ON PURCHASES SHOWN              SHOWN AS A % OF THE OFFERING PRICE OR
                                         AS A % OF THE OFFERING PRICE                      SALE PRICE, WHICHEVER IS LESS
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                                              5.75%(1)                                            None(2)
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                                                  None                                           5.00%(3)
---------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                              0.75%              None          0.53%            1.28%
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares                              0.75%          0.95%(4)          0.39%            2.09%
---------------------------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Fund may pay Distribution and service (12b-1) fees of up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.


GALAXY EQUITY FUNDS                                                           23

GALAXY EQUITY GROWTH FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR           3 YEARS        5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Retail A Shares                               $698              $958         $1,237           $2,031
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $712              $955         $1,324           $2,023
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $712             $1055         $1,424           $2,214
---------------------------------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $212              $655         $1,124           $2,023
---------------------------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $212              $655         $1,124           $2,214
---------------------------------------------------------------------------------------------------------------------------

(1) Retail B Shares purchased prior to January 1, 2001.
(2) Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE
PORTFOLIO MANAGER
The Fund's portfolio manager is Robert G. Armknecht, CFA, an Executive Vice President of the Adviser since 1988. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988 and has been the Fund's portfolio manager since it began operations in 1990.


24                                                           GALAXY EQUITY FUNDS

GALAXY GROWTH FUND II

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with capital appreciation. Dividend income, if any, is incidental to capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in common stock (including depositary receipts) of U.S. and foreign companies which the Adviser believes have above-average growth potential. The Fund normally invests 80% to 90% or more of its total assets in these securities, although the Fund may invest up to 35% of its total assets in other securities, such as convertible and non-convertible debt securities, preferred stock, warrants and money market instruments.

The Fund principally invests in U.S. companies with market capitalizations of at least $250 million, although the Fund also may invest in companies with smaller capitalizations. The Fund may invest up to 25% of its total assets in the securities of foreign companies, including companies in developing countries. While some of the Fund's investments may pay dividends, current income is not a consideration when selecting investments.

In selecting securities for the Fund, the Adviser uses a "bottom-up" approach. It looks for companies that it believes are in dynamic high-growth sectors of the world economy and that are thought to have dominant or strong competitive positions within their sectors. The Adviser also looks for companies thought to have quality management and that are expected to have strong earnings growth potential.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies (generally, those with market capitalizations below $1.5 billion) tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.


GALAXY EQUITY FUNDS                                                          25

GALAXY GROWTH FUND II

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- HEDGING - The Fund may engage in foreign currency transactions to hedge against the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on March 28, 1996 as the Boston 1784 Growth Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. The returns shown below for the period prior to June 26, 2000 are for the Predecessor Fund.

No performance information is presented for Retail A Shares and Retail B Shares of the Fund because they had less than one full calendar year of performance history as of December 31, 2000. The returns shown below in the bar chart and table are for BKB Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000), which are offered in a separate prospectus. BKB Shares, Retail A Shares and Retail B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.


26                                                          GALAXY EQUITY FUNDS

GALAXY GROWTH FUND II

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of BKB Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year. The returns for Retail A Shares and Retail B Shares would have been different than the figures shown below because each class of shares has different expenses.

[CHART]

1997    13.92%
1998     1.36%
1999    70.42%
2000     0.07%

AVERAGE ANNUAL TOTAL RETURNS

The table shows average annual total returns for BKB Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                 SINCE
                                               1 YEAR        INCEPTION
-------------------------------------------------------------------------------------
BKB Shares(1)                                  -5.68%          17.78% (3/28/96)
-------------------------------------------------------------------------------------
KB Shares(2)                                   -2.99%          19.03% (3/28/96)
-------------------------------------------------------------------------------------
BKB Shares(3)                                  -2.99%          18.93% (3/28/96)
-------------------------------------------------------------------------------------
Russell 2000 Index                             -3.02%           9.73% (since 3/31/96)
-------------------------------------------------------------------------------------

(1) The performance of BKB Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of BKB Shares of the Fund has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of BKB Shares of the Fund has been restated to include the effect of the applicable contingent deferred sales charge on Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 51.

[SIDENOTE]
BEST QUARTER
53.66%
for the quarter ending
December 31,
1999

WORST QUARTER
-22.74%
for the quarter ending
September 30,
1998

The Russell 2000 Index is an unmanaged index which tracks the performance of the 2000 smallest of the 3000 largest U.S. companies, based on market capitalization.


GALAXY EQUITY FUNDS                                                           27

GALAXY GROWTH FUND II

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                     ON PURCHASES SHOWN         SHOWN AS A % OF THE OFFERING PRICE
                                           AS A % OF THE OFFERING PRICE            OR SALE PRICE, WHICHEVER IS LESS
-------------------------------------------------------------------------------------------------------------------
Retail A Shares                                                 5.75%(1)                                    None(2)
-------------------------------------------------------------------------------------------------------------------
Retail B Shares                                                    None                                    5.00%(3)
-------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                           DISTRIBUTION                        TOTAL FUND
                                         MANAGEMENT         AND SERVICE           OTHER         OPERATING
                                               FEES        (12b-1) FEES        EXPENSES          EXPENSES
---------------------------------------------------------------------------------------------------------
Retail A Shares                             0.75%(4)               None           0.60%           1.35%(4)
---------------------------------------------------------------------------------------------------------
Retail B Shares                             0.75%(4)            0.95%(4)          0.55%           2.25%(4)
---------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.64%. The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.70%. Total Fund operating expenses after these waivers are expected to be 1.24% for Retail A Shares and 1.89% for Retail B Shares. These fee waivers may be revised or discontinued at any time.


28                                                           GALAXY EQUITY FUNDS

GALAXY GROWTH FUND II

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------
Retail A Shares                                         $705         $978      $1,272      $2,105
-----------------------------------------------------------------------------------------------------
Retail B Shares(1)                                      $728       $1,003      $1,405      $2,150
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                      $728       $1,103      $1,505      $2,358
-----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares(1)                                      $228         $703      $1,205      $2,150
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                      $228         $703      $1,205      $2,358
-----------------------------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.

(2)  Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]

PORTFOLIO MANAGERS

The Fund's portfolio managers are Theodore E. Ober and Eugene D. Takach. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Ober, who has over 11 years of experience in investment management and research analysis, has been a Research Analyst, Fund Manager and Senior Fund Manager with the Adviser and its affiliated organizations since 1987. Mr. Takach, who has over 30 years of experience in investment management, research analysis and securities trading, has been a portfolio manager with the Adviser and its affiliated organizations since 1971. Mr. Ober and Mr. Takach have co-managed the Fund (including the Predecessor Fund) since it began operations.


GALAXY EQUITY FUNDS                                                           29

GALAXY INTERNATIONAL EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Sub-Adviser's investment process begins with fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Top-down factors are incorporated into the Sub-Adviser's analysis of the company. For example, the Sub-Adviser considers how interest rates and currency impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which is the basis for risk-adjusting the Sub-Adviser's return expectations for individual companies. In this way, the Sub-Adviser arrives at a risk-adjusted return potential for each company analyzed, which then gives the Sub-Adviser the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, if fundamentals change performance expectations, or alternative investments provide potentially more attractive returns.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country. When the Fund invests a high percentage of its assets in a particular country, the

[SIDENOTE]
SUB-ADVISER

The Adviser has appointed Oechsle International Advisors, LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.

DERIVATIVES

A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


30                                                           GALAXY EQUITY FUNDS

GALAXY INTERNATIONAL EQUITY FUND

Fund will be especially susceptible to factors affecting that country.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- HEDGING - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

- SELECTION OF INVESTMENTS - The Adviser and Sub-Adviser evaluate the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year, thereby giving some indication of the risk of investing in the Fund. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1992        -2.29%
1993        31.62%
1994        -2.54%
1995        11.04%
1996        10.03%
1997        13.59%
1998        21.24%
1999        41.10%
2000       -20.26%

[SIDENOTE]
BEST QUARTER
24.36%
for the quarter ending
December 31,
1999

WORST QUARTER
-14.61%
for the quarter ending
December 31,
1998


GALAXY EQUITY FUNDS                                                           31

GALAXY INTERNATIONAL EQUITY FUND
AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                               SINCE
                                              1 YEAR         5 YEARS       INCEPTION
-----------------------------------------------------------------------------------------------------
Retail A Shares(1)                           -24.84%           9.95%           9.36% (12/30/91)
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                           -24.35%             --            8.17% (11/1/98)
-----------------------------------------------------------------------------------------------------
Retail B Shares(3)                           -24.35%             --            7.77% (11/1/98)
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index                              -14.17%           7.13%           7.82% (since 12/31/91)
                                                                               8.39% (since 10/31/98)
-----------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge on Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge on Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. "See "How sales charges work - Retail B Shares" on page 51.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                       MAXIMUM SALES CHARGE (LOAD)            MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                ON PURCHASES SHOWN              SHOWN AS A % OF THE OFFERING PRICE
                                      AS A % OF THE OFFERING PRICE                OR SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------------------------
Retail A Shares                                            5.75%(1)                                         None(2)
------------------------------------------------------------------------------------------------------------------
Retail B Shares                                               None                                         5.00%(3)
------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                          DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT         AND SERVICE          OTHER        OPERATING
                                              FEES        (12b-1) FEES       EXPENSES         EXPENSES
------------------------------------------------------------------------------------------------------
Retail A Shares                            0.87%(4)               None          0.70%          1.57%(4)
------------------------------------------------------------------------------------------------------
Retail B Shares                            0.87%(4)            0.95%(5)         0.82%          2.64%(4)
------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.62%. Total Fund operating expenses after this waiver are expected to be 1.32% for Retail A Shares and 2.39% for Retail B Shares. These fee waivers may be revised or discontinued at any time.

(5) The Fund may pay Distribution and service (12b-1) fees of up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

[SIDENOTE]
The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index is an unmanaged index which tracks the performance of selected equity securities in Europe, Australia and the Far East.


32                                                           GALAXY EQUITY FUNDS

GALAXY INTERNATIONAL EQUITY FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------
Retail A Shares                                         $726       $1,042      $1,381      $2,335
-----------------------------------------------------------------------------------------------------
Retail B Shares(1)                                      $767       $1,120      $1,600      $2,474
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                      $767       $1,220      $1,700      $2,714
-----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares(1)                                      $267         $820      $1,400      $2,474
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                      $267         $820      $1,400      $2,714
-----------------------------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.
(2)  Retail B Shares purchased on or after January 1, 2001.

PORTFOLIO MANAGERS

The Fund's portfolio managers are Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA. They're primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Keesler is Chief Investment Officer and portfolio manager/research analyst with the Sub-Adviser. He has been associated with the Sub-Adviser and its predecessor since 1986. Ms. Harris has been a portfolio manager at the Sub-Adviser and its predecessor since January of 1995. She was previously portfolio manager and investment director for the State of Wisconsin Investment Board. Mr. Keesler and Ms. Harris have co-managed the Fund since August of 1996.


GALAXY EQUITY FUNDS                                                           33

GALAXY PAN ASIA FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of companies located in or whose principal activities are in Asia and the Pacific Basin. These countries may include Hong Kong, India, Indonesia, Japan, Malaysia, the People's Republic of China, the Philippines, Republic of Korea, Singapore, Taiwan and Thailand. In determining where a company's principal activities are located, the Adviser will consider its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund emphasizes investments in the developed countries of the region (i.e., Hong Kong, Japan, and Singapore), however, it may also invest in companies located in emerging markets. The Fund will invest mainly in large and medium-sized companies, although it may invest in companies of any size.

The Sub-Adviser determines how much to invest in each country by looking at factors such as prospects for economic growth, expected inflation levels, government policies and the range of available investment opportunities. The Sub-Adviser uses a rigorous bottom-up approach, recognizing that individual companies can do well, even in an industry or economy that is not performing well. The Sub-Adviser emphasizes intensive research and stockpicking as the means to identify under-valued stocks in the Asian markets. The investment process is based on a disciplined and systematic approach to identifying under-priced securities. Fundamental parameters that are value and/or growth oriented are used to screen the stock universe to identify companies that are likely to outperform. Regular company visits are an intrinsic part of the process. Top-down macro analysis, i.e., the process of looking at economic and political trends in the region and than selecting countries and industries that should benefit from those trends, and market valuation are used to support asset allocation decisions. Quantitative tools are used to help identify and manage exposure to different risk factors.

The Fund will sell a security if, as a result of changes in the economy of a particular country or the Asian and Pacific Basin region in general, the Sub-Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the company that issued the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

[SIDENOTE]

SUB-ADVISER

The Adviser has appointed UOB Global Capital LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The


34                                                           GALAXY EQUITY FUNDS

GALAXY PAN ASIA FUND

     governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- REGIONAL RISK - Because the Fund invests primarily in the stocks of companies located in Asia and the Pacific Basin, the Fund is particularly susceptible to events in that region. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country, and currently intends to invest at least 50% of its assets in securities of companies located in Japan. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country. In particular, you should know that the Japanese economy faces several concerns, including: a financial system with a significant amount of nonperforming loans; high debt on corporate balance sheets; a structurally changing labor market, under which the traditional concept of lifetime employment is at odds with the increasing need for labor mobility; and changing corporate governance models. Japan is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- SMALL COMPANIES RISK - Small companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- DERIVATIVES - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments or to seek to increase total return. There's no guarantee the use of derivatives for hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. To the extent that a derivative is not used as a hedge, losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

RISK LEVEL

On a risk spectrum ranking funds from conservative to aggressive, the Galaxy Pan Asia Fund is considered to have an aggressive level of risk. This ranking is based on the assessment by the Fund's investment adviser of the potential risk of the Fund relative to the other equity funds offered by Galaxy, but this can change over time. It should not be used to compare the Fund with other mutual funds or other types of investments. Consult your financial professional to help you decide if the Fund is right for you.

DERIVATIVES

A derivative is an investment whose value is based on or DERIVED from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


GALAXY EQUITY FUNDS                                                           35

GALAXY PAN ASIA FUND

HOW THE FUND HAS PERFORMED

No performance information is presented for Retail A Shares and Retail B Shares of the Fund because they had less than one full calendar year of performance history as of December 31, 2000.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                              MAXIMUM SALES CHARGE             MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) ON PURCHASES                (LOAD) SHOWN AS A % OF THE
                                               SHOWN AS A % OF THE             OFFERING PRICE OR SALE PRICE,
                                                    OFFERING PRICE                         WHICHEVER IS LESS
-------------------------------------------------------------------------------------------------------------
Retail A Shares                                            5.75%(1)                                   None(2)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                                               None                                   5.00%(3)
-------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                         DISTRIBUTION                          TOTAL FUND
                                        MANAGEMENT        AND SERVICE            OTHER          OPERATING
                                              FEES       (12b-1) FEES         EXPENSES           EXPENSES
----------------------------------------------------------------------------------------------------------
Retail A Shares                              1.20%            0.25%(4)       6.86%(5)(6)          8.31%(6)
----------------------------------------------------------------------------------------------------------
Retail B Shares                              1.20%            1.00%(7)       6.02%(5)(6)          8.22%(6)
----------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Fund - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Fund - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six year. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 0.30% of the Fund's average net assets attributable to Retail A Shares but will limit such fees to no more than 0.25% during the current fiscal year.

(5)  Other expenses are based on estimated amounts for the current fiscal year.

(6) The Adviser and the Fund's transfer agent have agreed to waive fees and reimburse expenses so that Total Fund operating expenses do not exceed 1.95% and 2.67% for Retail A Shares and Retail B Shares, respectively. These waivers and reimbursements may be revised or discontinued at any time.

(7) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 1.00% during the current fiscal year.


36                                                           GALAXY EQUITY FUNDS

GALAXY PAN ASIA FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------
Retail A Shares                                         $1,345       $2,810     $4,180        $7,226
-----------------------------------------------------------------------------------------------------
Retail B Shares(1)                                      $1,309       $2,649     $3,992        $7,034
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                      $1,309       $2,749     $4,092        $7,023
-----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares(1)                                        $809        $2,349     $3,792        $7,034
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $809        $2,349     $3,792        $7,023
-----------------------------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.

(2)  Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]

PORTFOLIO MANAGER

The Fund's portfolio manager is Janet Liem, who joined UOB Overseas Bank Group
(UOB) in 1993 and who has been a portfolio manager with the Sub-Adviser since April 2000. Under the supervision of Daniel Chan, a member of the Sub-Adviser's Investment Committee, she is primarily responsible for the day-to-day management of the Fund's investment portfolio.

Ms. Liem, who also serves as Director and Head of Research of UOB Asset Management Ltd. (UOBAM), has over 15 years of investment experience. Prior to joining UOB, she held various research positions with global financial institutions. She holds a BBA from the National University of Singapore and an MBA from the University of New South Wales.

Mr. Chan has over 20 years investment experience. He currently serves as Chief Investment Officer and Managing Director of UOBAM. He has been with UOB since 1982 and the Sub-Adviser since its inception in 1998. He is responsible for all aspects of the investment process. He is also the current Chairperson of the Investment Management Association of Singapore. Prior to joining UOB, he was a Vice President at Sun Hung Kai Securities in Singapore. He holds a BBA from the National University of Singapore.


GALAXY EQUITY FUNDS                                                           37

GALAXY SMALL CAP VALUE FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Adviser believes are undervalued. Under normal market conditions, the Fund invests at least 65% of its total assets in the common stocks of companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities.

In selecting portfolio securities for the Fund, the Adviser looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also does research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries.

A portfolio security may be sold if the Adviser determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the company that issued the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


38                                                           GALAXY EQUITY FUNDS

GALAXY SMALL CAP VALUE FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for the periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

[CHART]

1994         0.32%
1995        31.49%
1996        26.74%
1997        31.23%
1998        -5.66%
1999        10.45%
2000        16.61%

[SIDENOTE]
BEST QUARTER
18.67%
for the quarter ending
September 30,
1997

WORST QUARTER
-15.93%
for the quarter ending
September 30,
1998


GALAXY EQUITY FUNDS                                                           39

GALAXY SMALL CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                                SINCE
                                              1 YEAR         5 YEARS        INCEPTION
------------------------------------------------------------------------------------------------------
Retail A Shares(1)                             9.88%          13.76%          14.01% (2/12/93)
------------------------------------------------------------------------------------------------------
Retail B Shares(2)                            10.68%             --           13.85% (11/1/98)
------------------------------------------------------------------------------------------------------
Retail B Shares(3)                            10.68%             --           13.47% (11/1/98)
------------------------------------------------------------------------------------------------------
Russell 2000 Index                            -3.02%          10.31%          11.51% (since 1/31/93)
                                                                              13.44% (since 10/31/98)
------------------------------------------------------------------------------------------------------
S&P 600                                       11.80%          13.57%          13.40% (since 1/31/93)
                                                                              17.27% (since 10/31/98)
------------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 51.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 MAXIMUM SALES CHARGE          MAXIMUM DEFERRED SALES CHARGE
                                                  (LOAD) ON PURCHASES             (LOAD) SHOWN AS A % OF THE
                                                  SHOWN AS A % OF THE          OFFERING PRICE OR SALE PRICE,
                                                       OFFERING PRICE                      WHICHEVER IS LESS
-------------------------------------------------------------------------------------------------------------
Retail A Shares                                               5.75%(1)                                None(2)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                                                  None                                5.00%(3)
-------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                         DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT        AND SERVICE          OTHER        OPERATING
                                              FEES       (12b-1) FEES       EXPENSES         EXPENSES
------------------------------------------------------------------------------------------------------
Retail A Shares                              0.75%               None          0.80%            1.55%
------------------------------------------------------------------------------------------------------
Retail B Shares                              0.75%            0.95%(4)         0.71%          2.41%(4)
------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1 % (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year. Affiliates of the Adviser are waiving a portion of such fees so that they are expected to be 0.81%. Total Fund operating expenses after this waiver are expected to be 2.27% in Retail B Shares. This waiver may be revised or discontinued at any time.

[SIDENOTE]

The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization.

[SIDENOTE]

The Standard & Poor's SmallCap 600 Composite Index (S&P 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 600 is heavily weighted with the stocks of companies with small market capitalizations.


40                                                           GALAXY EQUITY FUNDS

GALAXY SMALL CAP VALUE FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------
Retail A Shares                                           $724       $1,036     $1,371        $2,314
-----------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $744       $1,051     $1,485        $2,337
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $744       $1,151     $1,585        $2,533
-----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares(1)                                        $244         $751     $1,285        $2,337
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $244         $751     $1,285        $2,533
-----------------------------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.
(2)  Retail B Shares purchased on or after January 1, 2001.

PORTFOLIO MANAGER

The Fund's portfolio manager is Peter Larson, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Larson has been with the Adviser and its predecessors since 1963 and has managed the Fund, including the Predecessor Fund, since it began operations in 1992.


GALAXY EQUITY FUNDS                                                           41

GALAXY SMALL COMPANY EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Adviser looks for promising industries. It then looks within those industries for what are judged to be reasonably priced companies that have above-average growth potential. The Adviser consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


42                                                           GALAXY EQUITY FUNDS

GALAXY SMALL COMPANY EQUITY FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year, thereby giving some indication of the risk of investing in the Fund. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1992         1.20%
1993        22.75%
1994        -0.06%
1995        38.80%
1996        20.84%
1997        14.17%
1998       -10.94%
1999        38.93%
2000        -5.49%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                                SINCE
                                              1 YEAR         5 YEARS        INCEPTION
-----------------------------------------------------------------------------------------------------
Retail A Shares(1)                           -10.92%           8.74%          11.30% (12/30/91)
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                           -10.00%              --           8.84% (3/4/96)
-----------------------------------------------------------------------------------------------------
Retail B Shares(3)                           -10.00%              --           8.55% (3/4/96)
-----------------------------------------------------------------------------------------------------
Russell 2000 Index                            -3.02%          10.31%          12.56% (since 12/31/91)
                                                                              10.01% (since 2/29/96)
-----------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 51.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 51.

[SIDENOTE]
BEST QUARTER
44.08%
for the quarter ending
December 31,
1999

WORST QUARTER
-24.02%
for the quarter ending
September 30,
1998

[SIDENOTE]

The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization.


GALAXY EQUITY FUNDS                                                           43

GALAXY SMALL COMPANY EQUITY FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES CHARGE
                                                 (LOAD) ON PURCHASES              (LOAD) SHOWN AS A % OF THE
                                                 SHOWN AS A % OF THE           OFFERING PRICE OR SALE PRICE,
                                                      OFFERING PRICE                       WHICHEVER IS LESS
-------------------------------------------------------------------------------------------------------------
Retail A Shares                                              5.75%(1)                                 None(2)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                                                 None                                 5.00%(3)
-------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                         DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT        AND SERVICE          OTHER        OPERATING
                                              FEES       (12b-1) FEES       EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------
Retail A Shares                              0.75%              None           0.69%            1.44%
-----------------------------------------------------------------------------------------------------
Retail B Shares                              0.75%           0.95%(4)          0.55%            2.25%
-----------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1 % (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.


44                                                           GALAXY EQUITY FUNDS

GALAXY SMALL COMPANY EQUITY FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

     -    you invest $10,000 for the periods shown

     -    you reinvest all dividends and distributions in the Fund

     -    you sell all your shares at the end of the periods shown

     -    your investment has a 5% return each year

     - if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

     - if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

     -    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------
Retail A Shares                                           $713       $1,004     $1,317        $2,200
-----------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $728       $1,003     $1,405        $2,194
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $728       $1,103     $1,505        $2,381
-----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares(1)                                        $228         $703     $1,205        $2,194
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $228         $703     $1,205        $2,381
-----------------------------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.
(2)  Retail B Shares purchased on or after January 1, 2001.


[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Stephen D. Barbaro, CFA, a Senior Vice President of the Adviser since 1996. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Barbaro has been the Fund's portfolio manager since it began operations in 1991. He has been with the Adviser and its predecessors since 1976.


GALAXY EQUITY FUNDS                                                           45

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Equity Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity and Pan Asia Funds, foreign money market instruments, debt securities of foreign national governments and their agencies, and the securities of U.S. issuers. This strategy could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


46                                                         GALAXY EQUITY FUNDS

INVESTOR GUIDELINES

The following table gives you a general overview of the risk spectrum for the Galaxy Equity Funds. This is a guide only. It shows the Adviser's current assessment of the potential risk of the Funds relative to one another, but this can change over time. It should not be used to compare the Funds with other mutual funds or other types of investments. Consult your financial professional to help you decide which Fund is right for you.

---------------------------------------------------------------------------------------------------------------------------------
RISK SPECTRUM   FUND                    PRIMARY  INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
                Asset Allocation          -    Common stocks and fixed income securities of domestic companies
                -----------------------------------------------------------------------------------------------------------------
CONSERVATIVE    Equity Income             -    Common stocks of domestic companies selected primarily for their income potential
                -----------------------------------------------------------------------------------------------------------------
                Growth and Income         -    Common stocks of companies selected for their growth and income potential
                -----------------------------------------------------------------------------------------------------------------
                Strategic Equity          -    Equity securities of large and medium sized growth companies that exhibit above-average return potential relative to their market price
                -----------------------------------------------------------------------------------------------------------------
MODERATE        Equity Value              -    Common stocks of large and medium sized companies believed to be undervalued
                -----------------------------------------------------------------------------------------------------------------
                Equity Growth             -    Equity securities of growth-oriented companies
                -----------------------------------------------------------------------------------------------------------------
                Growth II                 -    Equity securities of growth-oriented companies
                -----------------------------------------------------------------------------------------------------------------
                International Equity      -    Equity securities of foreign companies
                -----------------------------------------------------------------------------------------------------------------
                Pan Asia                  -    Common stocks of companies located in Asia and the Pacific Basin
                -----------------------------------------------------------------------------------------------------------------
AGGRESSIVE      Small Cap Value           -    Common stocks of smaller companies believed to be undervalued
                -----------------------------------------------------------------------------------------------------------------
                Small Company Equity      -    Common stocks of smaller growth-oriented companies
---------------------------------------------------------------------------------------------------------------------------------

GALAXY EQUITY FUNDS                                                         47

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. Prior to the reorganization of the Boston 1784 Funds into Galaxy, Fleet National Bank (formerly known as BankBoston N.A.) served as the investment adviser to the Predecessor Fund to the Growth Fund II. Fleet National Bank is a wholly-owned subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                  MANAGEMENT FEE
FUND                AS A % OF AVERAGE NET ASSETS
---------------------------------------------------
Asset Allocation Fund                     0.75%
 ...................................................
Equity Income Fund                        0.75%
 ...................................................
Growth and Income Fund                    0.75%
 ...................................................
Strategic Equity Fund                     0.55%
 ...................................................
Equity Value Fund                         0.75%
 ...................................................
Equity Growth Fund                        0.75%
 ...................................................
Growth Fund II                            0.64%
 ...................................................
International Equity Fund                 0.62%
 ...................................................
Pan Asia Fund                             1.20%
 ...................................................
Small Cap Value Fund                      0.75%
 ...................................................
Small Company Equity Fund                 0.75%
 ...................................................

During the fiscal year ended May 31, 2000, the Predecessor Fund to Growth Fund II paid management fees to Fleet National Bank at the annual rate of 0.74%.

SUB-ADVISERS

The Adviser has delegated some of its advisory responsibilities with respect to the International Equity Fund to Oechsle International Advisors, LLC ("Oechsle") as sub-adviser. Oechsle determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on international investment and economic developments. The Adviser assists and consults with Oechsle as to the Fund's investment program, approves the list of foreign countries recommended by Oechsle for investment and manages the Fund's daily cash position. Oechsle's fees are paid by the Adviser.

Oechsle has its main office at One International Place, Boston, Massachusetts 02210. Oechsle is the successor to Oechsle International Advisors, L.P., an international investment firm founded in 1986. At December 31, 2000, Oechsle had discretionary management authority over approximately $17.7 billion in assets. The Adviser's parent company, FleetBoston Financial Corporation, owns an interest in Oechsle.

The Adviser has delegated some of its advisory responsibilities with respect to the Pan Asia Fund to UOB Global Capital LLC ("UOBGC") as sub-adviser. UOBGC determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on Asian investment and economic developments. The Adviser assists and consults with UOBGC as to the Fund's investment program, reviews sector and country allocations as determined by UOBGC for investment and manages the Fund's daily cash position. UOBGC's fees are paid by the Adviser.


48                                                         GALAXY EQUITY FUNDS

UOBGC is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. UOBGC has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to provide appropriate resources, including investment, operations and compliance personnel, to UOBGC. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 2000, together with its affiliates, UOBGC had discretionary managment authority over approximately $2.2 billion in assets.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and sub-advisers may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or a sub-adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and sub-advisers will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


GALAXY EQUITY FUNDS                                                         49

HOW TO INVEST IN THE FUNDS

HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Retail A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Retail B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.

RETAIL A SHARES

The table below shows the sales charge you'll pay if you buy Retail A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

                              TOTAL SALES CHARGE
---------------------------------------------------
                             AS A % OF    AS A % OF
AMOUNT OF           THE OFFERING PRICE         YOUR
YOUR INVESTMENT              PER SHARE   INVESTMENT
---------------------------------------------------
Less than $50,000        5.75%           6.01%
 .................................................
$50,000 but less
than $100,000            4.50%           4.71%
 .................................................
$100,000 but less
than $250,000            3.50%           3.63%
 .................................................
$250,000 but less
than $500,000            2.50%           2.56%
 .................................................
$500,000 but less
than $1,000,000          2.00%           2.04%
 .................................................
$1,000,000 and over      0.00%(1)        0.00%(1)
 .................................................

(1) There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. However, Galaxy will waive the 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs - Systematic withdrawal plan" on page 60.

Galaxy's distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.

There's no sales charge when you buy Retail A Shares if:

- You buy shares by reinvesting your dividends and distributions.

- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

- You're an investment professional who places trades for your clients and charges them a fee.

- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

- You were a Galaxy shareholder before December 1, 1995.

- You were a shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

[SIDENOTE]
NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.

[SIDENOTE]
SALES CHARGE WAIVERS

Ask your financial adviser or Galaxy's distributor, or consult the SAI for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your financial adviser or Galaxy's distributor that you qualify for a sales load waiver. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


50                                                         GALAXY EQUITY FUNDS

RETAIL B SHARES

If you bought Retail B Shares of a Fund prior to January 1, 2001, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased prior to January 1, 2001:

IF YOU SELL YOUR SHARES          YOU'LL PAY A CDSC OF
-----------------------------------------------------
during the first year                    5.00%
 .....................................................
during the second year                   4.00%
 .....................................................
during the third year                    3.00%
 .....................................................
during the fourth year                   3.00%
 .....................................................
during the fifth year                    2.00%
 .....................................................
during the sixth year                    1.00%
 .....................................................
after the sixth year                     None
 .....................................................

If you buy Retail B Shares of a Fund on or after January 1, 2001, you won't pay a CDSC unless you sell your shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001:

IF YOU SELL YOUR SHARES         YOU'LL PAY A CDSC OF
-----------------------------------------------------
during the first year                    5.00%
 .....................................................
during the second year                   4.00%
 .....................................................
during the third year                    4.00%
 .....................................................
during the fourth year                   4.00%
 .....................................................
during the fifth year                    3.00%
 .....................................................
during the sixth year                    2.00%
 .....................................................
during the seventh year                  1.00%
 .....................................................
after the seventh year                    None
 .....................................................

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Retail B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds (other than the Pan Asia Fund) can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Funds do not intend to pay more than 0.30% in shareholder service fees with respect to Retail A Shares during the current fiscal year. Retail A Shares of the Pan Asia Fund can pay distribution (12b-1) fees at an annual rate of up to 0.30% of the Fund's Retail A Share assets. The Fund does not intend to pay more than 0.25% in distribution fees with respect to Retail A Shares during the current fiscal year.

Retail B Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of each Fund's Retail B Share assets. The Funds do not intend to pay more than 0.95% (1.00% with respect to Retail B Shares of the Pan Asia Fund) in distribution and shareholder service (12b-1) fees during the current fiscal year.

Galaxy has adopted separate plans under Rule 12b-1 that allow Galaxy to pay fees from Retail A Share assets of the Pan Asia Fund for selling and distributing Retail A


GALAXY EQUITY FUNDS                                                         51

Shares of the Fund and from the Retail B Share assets of each Fund for selling and distributing Retail B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

CONVERTING RETAIL B SHARES TO RETAIL A SHARES

If you bought Retail B Shares of a Fund prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares of the Fund six years after your purchase. If you buy Retail B Shares of a Fund on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares of the Fund eight years after purchase.

CHOOSING BETWEEN RETAIL A SHARES AND RETAIL B SHARES

Retail B Shares are subject to higher fees than Retail A Shares. For this reason, Retail A Shares can be expected to pay higher dividends than Retail B Shares. However, because Retail A Shares are subject to an initial sales charge which is deducted at the time you purchase Retail A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Retail A Shares than if you purchase Retail B Shares of the Fund.

In deciding whether to buy Retail A Shares or Retail B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Retail B Shares may equal or exceed the initial sales charge and fees for Retail A Shares. Retail A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years.

Consult your financial adviser for help in choosing the appropriate share class.

BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares and Retail B Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

Retail A Shares and Retail B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined, after receipt of your order in proper form as described below, less any applicable CDSC. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair

[SIDENOTE]
MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is:

- $2,500 for regular accounts

- $500 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts

- $100 for college savings accounts, including Education IRA accounts.

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


52                                                         GALAXY EQUITY FUNDS
value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the NAV per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

HOW TO BUY SHARES

You can buy shares through your financial adviser or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A financial adviser who places orders on your behalf may charge you a separate fee for their services.

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

You can also buy shares directly from Galaxy's distributor in any of the following ways:

BUYING BY MAIL

Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE

To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
100 Federal Street
Boston, MA 02110
ABA #0110-0013-8
DDA #79673-5702
Ref: The Galaxy Fund
 (Account number)
 (Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your bank or other financial institution may charge you a fee for sending funds by wire.


GALAXY EQUITY FUNDS                                                         53

DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.

- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.

- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.

- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.

HOW TO SELL SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's distributor by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. Your financial adviser is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell your shares directly through Galaxy's distributor in any of the following ways:

SELLING BY MAIL

Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

- The name of the Fund

[SIDENOTE]
DISCOUNT PLANS

You must tell your financial adviser or Galaxy's distributor when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

54                                                         GALAXY EQUITY FUNDS

- The number of shares or the dollar amount you want to sell

- Your account number

- Your Social Security number or tax identification number

- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE

Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or other financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. You won't pay a sales charge for exchanging your Retail A Shares.

You may exchange Retail B Shares of a Fund for Retail B Shares of any other Galaxy Fund. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.

TO EXCHANGE SHARES:

- ask your financial adviser

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

- send your request in writing to:

  The Galaxy Fund
  P.O. Box 6520
  Providence, RI 02940-6520

Galaxy doesn't charge any fee for making exchanges but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

[SIDENOTE]
SIGNATURE GUARANTEES

When selling your shares by mail or by phone, you must have your signature guaranteed if:

- you're selling shares worth more than $50,000,

- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,

- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or

- you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

GALAXY EQUITY FUNDS                                                         55

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.


56                                                         GALAXY EQUITY FUNDS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and capital gains distributions

Each Fund, except the Galaxy International Equity Fund and Galaxy Pan Asia Fund, pays any dividends from net investment income each quarter. The Galaxy International Equity Fund and Galaxy Pan Asia Fund pay any dividends from net investment income annually. Each Fund pays any net capital gains at least once a year. It's expected that the Funds' annual distributions will normally
- but not always - consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you indicate in the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

It is expected that each of the Galaxy International Equity Fund and Galaxy Pan Asia Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Each Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.


GALAXY EQUITY FUNDS                                                         57

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, its agencies or municipalities.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


58                                                         GALAXY EQUITY FUNDS

GALAXY INVESTOR PROGRAMS


RETIREMENT PLANS

Retail A Shares and Retail B Shares of the Funds are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.

- Simplified Employee Pension Plans (SEPs).

- Keogh money purchase and profit sharing plans.

- Salary reduction retirement plans set up by employers for their employees, which are qualified under Section 401(k) and 403(b) of the Internal Revenue Code.

- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call your financial adviser or Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

OTHER PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.

PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


GALAXY EQUITY FUNDS                                                         59

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares made through the plan that don't annually exceed 12% of your account's value.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to Galaxy at:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.


60                                                         GALAXY EQUITY FUNDS

HOW TO REACH GALAXY

THROUGH YOUR FINANCIAL ADVISER

Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.

GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.

INVESTCONNECT

InvestConnect is Galaxy's shareholder voice response system. Call 1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week. InvestConnect may not be available to you if you invest in Galaxy Funds through a financial adviser.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.

THE INTERNET

Please visit Galaxy's Web site at:
www.galaxyfunds.com

[SIDENOTE]
HEARING IMPAIRED

Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.


GALAXY EQUITY FUNDS                                                         61

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Retail A Shares and Retail B Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). Certain information reflects the financial performance of a single Retail A Share or Retail B Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares and Retail B Shares of each Fund, assuming all dividends and distributions were reinvested. Growth Fund II began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Growth Fund II.

The information in the financial highlights tables for the fiscal years or periods ended October 31, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000 and are incorporated by reference into the SAI. The information for the fiscal years ended October 31, 1998, 1997 and 1996 was audited by Galaxy's former auditors. With respect to the Predecessor Fund, the information for the fiscal years ended May 31, 2000, 1999, 1998, 1997 and 1996 was audited by the Predecessor Fund's former auditors, PricewaterhouseCoopers LLP, whose report dated July 17, 2000 is also incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.

GALAXY ASSET ALLOCATION FUND
(For a share outstanding throughout each period)

                                                                    YEARS ENDED OCTOBER 31,
                                ------------------------------------------------------------------------------------------------
                                        2000                1999               1998               1997               1996
                                --------------------  -----------------  -----------------  -----------------  -----------------
                                RETAIL A    RETAIL B  RETAIL A  RETAIL B RETAIL A  RETAIL B RETAIL A  RETAIL B RETAIL A  RETAIL B
                                 SHARES      SHARES    SHARES    SHARES   SHARES    SHARES   SHARES    SHARES   SHARES   SHARES(1)
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
Net asset value,
beginning of period               $17.74      $17.70    $16.95   $16.92    $16.46   $16.43    $14.52   $14.51    $12.82   $13.59
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income(2)         0.37(6)     0.24(6)   0.37     0.25      0.38     0.29      0.40     0.29      0.30     0.13
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
   Net realized and unrealized
   gain (loss) on investments       1.36        1.36      1.21     1.21      1.72     1.71      2.43     2.42      1.83     0.91
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
Total from investment
operations                          1.73        1.60      1.58     1.46      2.10     2.00      2.83     2.71      2.13     1.04

LESS DIVIDENDS:
   Dividends from net
   investment income               (0.37)      (0.25)    (0.36)   (0.25)    (0.40)   (0.30)    (0.38)   (0.28)    (0.30)   (0.12)
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
   Dividends from net
   realized capital gains          (0.31)      (0.31)    (0.43)   (0.43)    (1.21)   (1.21)    (0.51)   (0.51)    (0.13)   --
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
Total dividends                    (0.68)      (0.56)    (0.79)   (0.68)    (1.61)   (1.51)    (0.89)   (0.79)    (0.43)   (0.12)

Net increase (decrease)
in net asset value                  1.05        1.04      0.79     0.78      0.49     0.49      1.94     1.92      1.70     0.92
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
Net asset value, end of period    $18.79      $18.74    $17.74   $17.70    $16.95   $16.92    $16.46   $16.43    $14.52   $14.51
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
Total return(5)                     9.98%       9.20%     9.53%    8.76%    13.85%   13.14%    20.23%   19.34%    16.92%  7.71%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
   period (000's)               $371,590    $105,980  $389,077  $91,199  $323,498  $57,876  $177,239  $30,688  $116,852   $3,557
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income
   including
   reimbursement/waiver             2.01%       1.31%     2.11%    1.43%     2.43%    1.77%     2.66%    1.95%     2.29%  1.73%(3)
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
   Operating expenses includ-
   ing reimbursement/waiver         1.29%       1.99%     1.32%    2.00%     1.33%    1.99%     1.37%    2.10%     1.42%  1.95%(3)
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
   Operating expenses exclud-
   ing reimbursement/waiver         1.29%       1.99%     1.32%    2.00%     1.33%    1.99%     1.37%    2.19%     1.42%  2.15%(3)
------------------------------  --------    --------  --------  -------  --------  -------  --------  -------  --------  -------
Portfolio turnover rate               59%         59%      135%     135%      108%     108%       58%      58%       48%    48%

62                                                         GALAXY EQUITY FUNDS

(1) The Fund began issuing Retail B Shares on March 4, 1996.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.37(6), $0.37, $0.38, $0.40 and $0.30, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail
    B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $0.24(6), $0.25, $0.29, $0.28 and
    $0.12, respectively.

(3) Annualized.

(4) Not Annualized.

(5) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(6) The selected per share data was calculated using the weighted average shares outstanding method for the period.

GALAXY EQUITY FUNDS                                                         63

GALAXY EQUITY INCOME FUND
(For a share outstanding throughout each period)

                                                                        YEARS ENDED OCTOBER 31,
                                           ---------------------------------------------------------------------------------
                                              2000        2000        1999       1999        1998       1997         1996
                                            --------    --------    --------    --------    --------    --------    --------
                                            RETAIL A    RETAIL B    RETAIL A    RETAIL B    RETAIL A    RETAIL A    RETAIL A
                                             SHARES      SHARES      SHARES     SHARES(1)    SHARES      SHARES      SHARES
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
Net asset value, beginning of period          $19.50      $19.25      $19.67      $19.48      $18.82      $16.91      $14.98
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                     0.164      0.034       0.19        0.11        0.25        0.30        0.30
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
   Net realized and unrealized gain
   on investments                               1.22        1.21        1.69        1.62        2.43        3.35        2.47
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
Total from investment operations                1.38        1.24        1.88        1.73        2.68        3.65        2.77

LESS DIVIDENDS:
   Dividends from net investment income        (0.16)      (0.04)      (0.20)      (0.11)      (0.25)      (0.30)      (0.30)
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
   Dividends from net realized capital gains   (2.95)      (2.95)      (1.85)      (1.85)      (1.58)      (1.44)      (0.54)
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
Total dividends                                (3.11)      (2.99)      (2.05)      (1.96)      (1.83)      (1.74)      (0.84)

Net increase (decrease) in net asset value     (1.73)      (1.75)      (0.17)      (0.23)       0.85        1.91        1.93
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
Net asset value, end of period                $17.77      $17.50      $19.50      $19.25      $19.67      $18.82      $16.91
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
Total return(3)                                 8.45%       7.71%      10.14%       9.38%      15.23%      23.28%      19.01%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)        $188,847      $3,969    $213,041      $3,213    $207,850    $169,276    $126,952
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                         0.91%       0.19%       0.97%       0.33%       1.30%       1.70%       1.86%
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
   Operating expenses including
   reimbursement/waiver                         1.33%       2.04%       1.33%       1.97%       1.34%       1.39%       1.40%
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
   Operating expenses excluding
   reimbursement/waiver                         1.33%       2.08%       1.33%       2.23%       1.34%       1.41%       1.40%
------------------------------------------  --------    --------    --------    --------    --------    --------    --------
Portfolio turnover rate                           51%         51%         38%         38%         46%         37%         45%

(1) The Fund began issuing Retail B Shares on November 1, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.164, $0.19, $0.25, $0.30 and $0.30, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail B Shares for the years ended October 31, 2000 and 1999 was $0.034 and $0.08, respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.

64                                                         GALAXY EQUITY FUNDS

GALAXY GROWTH AND INCOME FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                               --------------------------------------------------------------------------------------------------
                                      2000                1999               1998               1997               1996(1)
                               ------------------  -----------------   ------------------  ------------------  ------------------
                               RETAIL A  RETAIL B  RETAIL A  RETAIL B  RETAIL A  RETAIL B  RETAIL A  RETAIL B  RETAIL A  RETAIL B
                                SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES   SHARES(1)
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
Net asset value,
beginning of period              $15.98    $15.90    $14.87   $14.83     $16.24   $16.23     $13.78    $13.77    $12.35    $12.97
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income(3)        0.02     (0.10)     0.088   (0.04)(8)   0.12     --(7)      0.18      0.10      0.21      0.07
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
   Net realized gain on
   investments                     1.33      1.34      2.02     2.02       1.32     1.31       3.67      3.65      2.16      0.81
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
Total from investment
operations                         1.35      1.24      2.10     1.98       1.44     1.31       3.85      3.75      2.37      0.88

LESS DIVIDENDS:
   Dividends from net
   investment income              (0.05)      --      (0.08)     --       (0.13)   (0.03)     (0.20)    (0.10)    (0.21)    (0.08)
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
   Dividends in excess of
   net investment income             --(7)    --        --       --         --        --         --        --        --        --
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
   Dividends from net
   realized gains                 (0.91)    (0.91)    (0.91)   (0.91)     (2.68)   (2.68)     (1.19)    (1.19)    (0.73)       --
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
Total dividends                   (0.96)    (0.91)    (0.99)   (0.91)     (2.81)   (2.71)     (1.39)    (1.29)    (0.94)    (0.08)

   Net increase (decrease)
   in net asset value              0.39      0.33      1.11     1.07      (1.37)   (1.40)      2.46      2.46      1.43      0.80
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
Net asset value,
end of period                    $16.37    $16.23    $15.98   $15.90     $14.87   $14.83     $16.24    $16.23    $13.78    $13.77
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
Total return(4)                    9.06%     8.35%    14.56%   13.72%      9.93%    9.09%     30.10%    29.11%    20.25%   6.83%(6)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
   period (000's)              $217,423   $61,857  $232,110  $62,366   $214,110  $53,216   $141,884   $35,178   $77,776    $4,562
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
RATIOS TO AVERAGE
NET ASSETS:
   Net investment income
   including
   reimbursement/waiver            0.16%    (0.60)%    0.53%     (0.22)%     0.75%    0.01%    1.18%     0.31%     1.65%  0.79%(5)
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
   Operating expenses includ-
   ing reimbursement/waiver        1.28%     2.04%     1.28%      2.03%      1.28%    2.02%    1.27%     2.05%     1.34%  1.96%(5)
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
   Operating expenses exclud-
   ing reimbursement/waiver        1.37%     2.04%     1.38%      2.04%      1.35%    2.02%    1.45%     2.28%     1.45%  2.11%(5)
------------------------------ --------  --------  --------  -------   --------  -------   --------  --------  --------  --------
Portfolio turnover rate              42%       42%       20%        20%        38%      38%      93%       93%       59%    59%

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. The Predecessor Fund began offering Investment Shares on February 12, 1993. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A Shares and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(2) The Fund began issuing Retail B Shares on March 4, 1996.

(3) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.01, $0.07, $0.10, $0.18 and $0.19, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $(0.10), $(0.04), $0.00, $0.08 and $0.05, respectively.

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(5) Annualized.

(6) Not annualized.

(7) Net investment income per share and dividends in excess of net investment income were less than $0.005.

(8) The selected per share data was calculated using the weighted average shares outstanding method for the period.


GALAXY EQUITY FUNDS                                                         65

GALAXY STRATEGIC EQUITY FUND
(For a share outstanding throughout each period)

                                                                              YEARS ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                                2000                    1999                    1998(1)
                                                        --------------------    --------------------    --------------------
                                                        RETAIL A    RETAIL B    RETAIL A    RETAIL B    RETAIL A    RETAIL B
                                                         SHARES      SHARES      SHARES      SHARES      SHARES      SHARES
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
Net asset value, beginning of period                       $9.89       $9.84       $9.62       $9.61      $10.00      $10.00
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(2)                          0.04       (0.04)       0.047      (0.02)(7)      --(3)    (0.02)
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
   Net realized and unrealized (loss) on investments        1.75        1.75        0.27        0.26       (0.38)      (0.37)
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
Total from investment operations                            1.79        1.71        0.31        0.24       (0.38)      (0.39)

LESS DIVIDENDS:
   Dividends from net investment income                    (0.04)        --(3)     (0.03)         --          --          --
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
   Dividends from net realized capital gains               (1.18)        --        (0.01)      (0.01)         --          --
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
Total dividends                                            (1.22)      (1.18)      (0.04)      (0.01)         --          --

Net (decrease) in net asset value                           0.57        0.53        0.27        0.23       (0.38)      (0.39)
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
Net asset value, end of period                            $10.46      $10.37       $9.89       $9.84       $9.62       $9.61
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
Total return(4)                                            21.09%      20.33%       3.25%       2.50%      (3.75)%(6)  (4.76)%(6)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                      $8,505      $1,555      $8,229      $1,348      $4,051        $583
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                     0.40%     (0.35)%      0.41%      (0.24)        0.06%(5)   (0.55)%(5)
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
   Operating expenses including
   reimbursement/waiver                                     1.20%      1.95%       1.19%       1.84%        1.40%(5)    2.01%(5)
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
   Operating expenses excluding
   reimbursement/waiver                                     1.60%      2.35%       1.63%       2.40%        2.41%(5)    3.05%(5)
-----------------------------------------------------   --------    --------    --------    --------    --------    --------
Portfolio turnover rate                                       81%        81%         79%         79%          30%(6)      30%(6)

(1) The Fund commenced operations on March 4, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail A Shares for the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 was $0.00, $0.00 and $0.00, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail B Shares for the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 was $(0.08), $(0.08) and $(0.06), respectively.

(3) Net investment income per share and dividends from net investment income are less than $0.005.

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(5) Annualized.

(6) Not annualized.

(7) The selected per share data was calculated using the weighted average shares outstanding method for the year.


66                                                         GALAXY EQUITY FUNDS

GALAXY EQUITY VALUE FUND

(For a share outstanding throughout each period)


                                                        YEARS ENDED OCTOBER 31,
                                 -------------------------------------------------------------------
                                         2000                    1999                  1998
                                 --------------------    --------------------   --------------------
                                 RETAIL A    RETAIL B    RETAIL A    RETAIL B   RETAIL A    RETAIL B
                                  SHARES      SHARES      SHARES      SHARES     SHARES      SHARES
----------------------------     --------    --------    --------    --------   --------    --------
Net asset value,
beginning of period                $18.28      $18.08      $16.50     $16.44     $18.21     $18.24
----------------------------     --------     -------    --------    --------  --------    -------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income
   (loss)(2)                        (0.02)      (0.15)      (0.03)     (0.15)      0.03      (0.08)
----------------------------     --------     -------    --------    --------  --------    -------
   Net realized and unrealized
   gain on investments               1.25        1.25        2.42       2.40       1.50       1.48
----------------------------     --------     -------    --------    --------  --------    -------
Total from investment
operations                           1.23        1.10        2.39       2.25       1.53       1.40

LESS DIVIDENDS:
   Dividends from net
   investment income                (0.01)          -           -          -      (0.04)         -
----------------------------     --------     -------    --------    --------  --------    -------
   Dividends in excess of net
   interest income                      -(6)        -           -          -          -          -
----------------------------     --------     -------    --------    --------  --------    -------
   Dividends from net
   realized capital gains           (2.45)      (2.45)      (0.61)     (0.61)     (3.20)     (3.20)
----------------------------     --------     -------    --------    --------  --------    -------
Total dividends                     (2.46)      (2.45)      (0.61)     (0.61)     (3.24)     (3.20)

Net increase (decrease)
in net asset value                  (1.23)      (1.35)       1.78       1.64      (1.71)     (1.80)
----------------------------     --------     -------    --------    --------  --------    -------
Net asset value, end of period     $17.05      $16.73      $18.28     $18.08     $16.50     $16.44
----------------------------     --------     -------    --------    --------  --------    -------
Total return(3)                      7.83%       7.12%      14.63%     13.81%      9.88%      9.07%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
   period (000's)                $226,836     $30,555    $258,332    $30,988   $234,730    $23,103
----------------------------     --------     -------    --------    --------  --------    -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income
   including
   reimbursement/waiver             (0.10)%     (0.83)%     (0.16)%    (0.87)%     0.15%     (0.54)%
----------------------------     --------     -------    --------    --------  --------    -------
   Operating expenses
   including
   reimbursement/waiver              1.36%       2.09%       1.37%      2.08%      1.37%      2.06%
----------------------------     --------     -------    --------    --------  --------    -------
   Operating expenses
   excluding
   reimbursement/waiver              1.36%       2.12%       1.37%      2.08%      1.37%      2.06%
----------------------------     --------     -------    --------    --------  --------    -------
Portfolio turnover rate                72%         72%         75%        75%        82%        82%

                                            YEARS ENDED OCTOBER 31,
                                  ------------------------------------------
                                           1997                 1996
                                  --------------------  --------------------
                                  RETAIL A    RETAIL B  RETAIL A    RETAIL B
                                   SHARES      SHARES    SHARES     SHARES(1)
----------------------------      --------    --------  --------    --------
Net asset value,
beginning of period                $15.96     $15.99     $14.33     $14.74
----------------------------     --------    -------   --------     ------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income
   (loss)(2)                         0.11          -       0.14       0.04
----------------------------     --------    -------   --------     ------
   Net realized and unrealized
   gain on investments               4.16       4.17       2.74       1.25
----------------------------     --------    -------   --------     ------
Total from investment
operations                           4.27       4.17       2.88       1.29

LESS DIVIDENDS:
   Dividends from net
   investment income                (0.12)     (0.02)     (0.14)     (0.04)
----------------------------     --------    -------   --------     ------
   Dividends in excess of net
   interest income                      -          -          -          -
----------------------------     --------    -------   --------     ------
   Dividends from net
   realized capital gains           (1.90)     (1.90)     (1.11)         -
----------------------------     --------    -------   --------     ------
Total dividends                     (2.02)     (1.92)     (1.25)     (0.04)

Net increase (decrease)
in net asset value                   2.25       2.25       1.63       1.25
----------------------------     --------    -------   --------     ------
Net asset value, end of period     $18.21     $18.24     $15.96     $15.99
----------------------------     --------    -------   --------     ------
Total return(3)                     29.48%     28.60%     21.49%      8.80%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
   period (000's)                $182,641    $14,958   $131,998     $1,916
----------------------------     --------    -------   --------     ------
RATIOS TO AVERAGE NET ASSETS:

   Net investment income
   including
   reimbursement/waiver              0.63%     (0.13)%     1.00%      0.43%(4)
----------------------------     --------    -------   --------     ------
   Operating expenses
   including
   reimbursement/waiver              1.38%      2.07%      1.45%      1.94%(4)
----------------------------     --------    -------   --------     ------
   Operating expenses
   excluding
   reimbursement/waiver              1.38%      2.38%      1.45%      2.24%(4)
----------------------------     --------    -------   --------     ------
Portfolio turnover rate               111%       111%       116%       116%

(1) The Fund began issuing Retail B Shares on March 4, 1996.

(2) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $(0.02), $(0.03), $0.03, $0.11 and $0.14,
    respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $(0.15), $(0.15), $(0.08), $(0.03) and $0.01, respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(4) Annualized.

(5) Not annualized.

(6) Dividends in excess of net investment income per share were less than $0.005.

                               GALAXY EQUITY FUNDS                   67

GALAXY EQUITY GROWTH FUND
(For a share outstanding throughout each period)

                                                   YEARS ENDED OCTOBER 31,
                              ------------------------------------------------------------
                                    2000                   1999                 1998
                              -------------------   ------------------  ------------------
                              RETAIL A   RETAIL B   RETAIL A  RETAIL B  RETAIL A  RETAIL B
                               SHARES     SHARES     SHARES    SHARES    SHARES    SHARES
---------------------------   --------   --------   --------  --------  --------  --------
Net asset value,
beginning of period            $28.99     $28.27     $24.47    $24.07    $25.14    $24.91
---------------------------  --------   --------   --------   -------  --------   -------
INCOME FROM INVESTMENT
OPERATIONS:

   Net investment
   income (loss)(2)             (0.10)(4)  (0.35)(4)  (0.06)    (0.20)     0.01     (0.16)(4)
---------------------------  --------   --------   --------   -------  --------   -------
   Net realized and
   unrealized gain on
   investments                   5.14       5.02       6.48      6.30      3.19      3.16
---------------------------  --------   --------   --------   -------  --------   -------
Total from investment
operations                       5.04       4.67       6.42      6.10      3.20      3.00

LESS DIVIDENDS:
   Dividends from net
   investment income                -          -          -         -     (0.03)        -
---------------------------  --------   --------   --------   -------  --------   -------
   Dividends in excess of
   net investment income            -          -          -         -         -(5)      -(5)
---------------------------  --------   --------   --------   -------  --------   -------
   Dividends from net
   realized capital gains       (1.72)     (1.72)     (1.90)    (1.90)    (3.84)    (3.84)
---------------------------  --------   --------   --------   -------  --------   -------
Total dividends                 (1.72)     (1.72)     (1.90)    (1.90)    (3.87)    (3.84)

Net increase (decrease)
in net asset value               3.32       2.95       4.52      4.20     (0.67)    (0.84)
---------------------------  --------   --------   --------   -------  --------   -------
Net asset value,
end of period                  $32.31     $31.22     $28.99    $28.27    $24.47    $24.07
---------------------------  --------   --------   --------   -------  --------   -------
Total return(3)                 18.18%     17.29%     27.55%    26.63%    14.73%    13.98%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
   period (000's)            $580,417   $130,347   $443,639   $71,525  $312,951   $34,693
---------------------------  --------   --------   --------   -------  --------   -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income
   including
   reimbursement/waiver         (0.33)%    (1.11)%    (0.25)%   (0.96)%    0.02%    (0.68)%
---------------------------  --------   --------   --------   -------  --------   -------
   Operating expenses
   including
   reimbursement/waiver          1.28%       2.07%      1.34%     2.05%    1.34%     2.04%
---------------------------  --------   --------   --------   -------  --------   -------
   Operating expenses
   excluding
   reimbursement/waiver          1.28%       2.09%      1.34%     2.08%    1.34%     2.04%
---------------------------  --------   --------   --------   -------  --------   -------
Portfolio turnover rate            54%         54%        53%       53%      60%       60%

                                      YEARS ENDED OCTOBER 31,
                              --------------------------------------
                                   1997                1996
                              ----------------- ------------------
                              RETAIL A RETAIL B RETAIL A  RETAIL B
                               SHARES   SHARES   SHARES   SHARES(1)
--------------------------    -------- -------- --------  ---------
Net asset value,
beginning of period           $20.37   $20.26     $17.29  $18.77
--------------------------  --------  -------   --------  ------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment
   income (loss)(2)             0.07    (0.09)(4)   0.10   (0.01)
--------------------------  --------  -------   --------  ------
   Net realized and
   unrealized gain on
   investments                  6.05     6.02       3.39    1.50
--------------------------  --------  -------   --------  ------
Total from investment
operations                      6.12     5.93       3.49    1.49

LESS DIVIDENDS:
   Dividends from net
   investment income           (0.07)       -      (0.11)      -
--------------------------  --------  -------   --------  ------
   Dividends in excess of
   net investment income           -        -          -       -
--------------------------  --------  -------   --------  ------
   Dividends from net
   realized capital gains      (1.28)   (1.28)     (0.30)      -
--------------------------  --------  -------   --------  ------
Total dividends                (1.35)   (1.28)     (0.41)      -

Net increase (decrease)
in net asset value              4.77     4.65       3.08    1.49
--------------------------  --------  -------   --------  ------
Net asset value,
end of period                 $25.14   $24.91     $20.37  $20.26
--------------------------  --------  -------   --------  ------
Total return(3)                31.61%   30.78%     20.51%   7.95%(7)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
   period (000's)           $226,330  $20,363   $160,800  $3,995
--------------------------  --------  -------   --------  ------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income
   including
   reimbursement/waiver         0.30%   (0.40)%     0.50%  (0.16)%(6)
--------------------------  --------  -------   --------  ------
   Operating expenses
   including
   reimbursement/waiver         1.37%    2.07%      1.40%   1.92%(6)
--------------------------  --------  -------   --------  ------
   Operating expenses
   excluding
   reimbursement/waiver         1.37%    2.30%      1.40%   2.29%(6)
--------------------------  --------  -------   --------  ------
Portfolio turnover rate           66%      66%        36%     36%

(1) The Fund began issuing Retail B Shares on March 4, 1996.

(2) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was ($0.10)(4), $(0.06), $0.01, $0.07 and
    $0.10, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $(0.35)(4), $(0.21), $(0.16)(4), $(0.14)(4) and $(0.03),
    respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(5) Dividends in excess of net investment income per share were less than $0.005.

(6) Annualized.

(7) Not annualized.

68                            GALAXY EQUITY FUNDS

GALAXY GROWTH FUND II*
(For a share outstanding throughout each period)

                                                                             PERIOD JUNE 26, 2000 TO OCTOBER 31, 2000(1)
                                                                             --------------------------------------------
                                                                              RETAIL A SHARES             RETAIL B SHARES
-------------------------------------------------------------------------    ----------------             ---------------
Net asset value, beginning of period                                                  $13.47                    $13.47
-------------------------------------------------------------------------             ------                    ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                                            (0.04)(3)                 (0.03)(3)
-------------------------------------------------------------------------             ------                    ------
   Net realized and unrealized gain (loss) on investments                               1.25                      1.24
-------------------------------------------------------------------------             ------                    ------
Total from investment operations                                                        1.21                      1.21

LESS DIVIDENDS:
   Dividends from net investment income                                                    -                         -
-------------------------------------------------------------------------             ------                    ------
   Dividends from net realized capital gains                                               -                         -
-------------------------------------------------------------------------             ------                    ------
Total dividends                                                                            -                         -

Net increase (decrease) in net asset value                                              1.21                      1.21
-------------------------------------------------------------------------             ------                    ------
Net asset value, end of period                                                        $14.68                    $14.68
-------------------------------------------------------------------------             ------                    ------
Total return                                                                            8.91%(5)                  8.76%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                                  $1,638                      $688
-------------------------------------------------------------------------             ------                    ------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver                                (0.65)%(4)                (1.29)%(4)
-------------------------------------------------------------------------             ------                    ------
   Operating expenses including reimbursement/waiver                                    1.23%(4)                  1.87%(4)
-------------------------------------------------------------------------             ------                    ------
   Operating expenses excluding reimbursement/waiver                                    1.35%(4)                  2.25%(4)
-------------------------------------------------------------------------             ------                    ------
Portfolio turnover rate                                                                   28%(5)                    28%(5)

* The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares.

(1) The Fund began offering Retail A and Retail B Shares on June 26,
    2000.

(2) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and or Administrator for Retail A Shares for the period ended October 31, 2000 was $(0.04)(3). Net investment (loss) before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the period ended October 31, 2000 was $(0.03)(3).

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Annualized.

(5) Not annualized.

                               GALAXY EQUITY FUNDS                   69

GALAXY INTERNATIONAL EQUITY FUND
(For a share outstanding throughout each period)

                                                                         YEARS ENDED OCTOBER 31,
                                               ------------------------------------------------------------------------------
                                                2000        2000        1999       1999        1998        1997         1996
                                               --------    --------   --------    ---------   --------    --------   --------
                                               RETAIL A    RETAIL B   RETAIL A    RETAIL B    RETAIL A    RETAIL A   RETAIL A
                                                SHARES      SHARES     SHARES     SHARES(1)    SHARES      SHARES     SHARES
-----------------------------------------      --------    --------   --------    ---------   --------    --------   --------
Net asset value, beginning of period            $20.86      $20.80     $16.75      $16.85      $15.18      $13.94     $12.92
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                          0.41(3)     0.22(3)    0.01(3)    (0.09)(3)    0.07        0.01       0.11
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
Net realized and unrealized gain
(loss) on investments                            (0.59)      (0.55)      4.72        4.74        1.93        2.09       1.27
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
Total from investment operations                 (0.18)      (0.33)      4.73        4.65        2.00        2.10       1.38

LESS DIVIDENDS:
   Dividends from net investment income          (0.05)          -      (0.05)      (0.13)      (0.07)      (0.18)     (0.12)
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
   Dividends from net realized capital gains     (1.19)      (1.19)     (0.57)      (0.57)      (0.36)      (0.68)     (0.24)
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
Total dividends                                  (1.24)      (1.19)     (0.62)      (0.70)      (0.43)      (0.86)     (0.36)

Net increase (decrease) in net asset value       (1.42)      (1.52)      4.11        3.95        1.57        1.24       1.02
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
Net asset value, end of period                  $19.44      $19.28     $20.86      $20.80      $16.75      $15.18     $13.94
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
Total return(4)                                  (1.49)%     (2.22)%    29.04%      28.41%      13.64%      15.88%     10.86%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $120,351      $8,297    $89,327      $2,189     $66,541     $56,592    $35,144
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                           1.83%       1.02%      0.03%      (0.45)%      0.39%       0.03%      0.78%
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
   Operating expenses including
   reimbursement/waiver                           1.32%       2.14%      1.48%       1.96%       1.48%       1.60%      1.70%
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
   Operating expenses excluding
   reimbursement/waiver                           1.57%       2.64%      1.73%       2.70%       1.73%       1.85%      1.98%
-----------------------------------------     --------      ------    -------      ------     -------     -------    -------
Portfolio turnover rate                             50%         50%        45%         45%         49%         45%       146%

(1) The Fund began issuing Retail B Shares on November 1, 1998.

(2) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.35(3), $(0.04), $0.03, $(0.01) and
    $0.07, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the years ended October 31, 2000 and 1999 was $0.11(3) and $(0.25), respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

70                       GALAXY EQUITY FUNDS

GALAXY PAN ASIA FUND
(For a share outstanding throughout each period)

                                                                              PERIOD ENDED
                                                                               OCTOBER 31,
                                                                                  2000(1)
                                                                     ----------------------------------
                                                                      RETAIL                    RETAIL
                                                                     A SHARES                  B SHARES
-------------------------------------------------------              --------                  --------
Net asset value, beginning of period                                  $10.00                    $10.00
-------------------------------------------------------               ------                    ------
   Net investment income(2)                                             0.02(3)                   0.01(3)
-------------------------------------------------------               ------                    ------
   Net realized and unrealized (loss) on investments                   (0.58)                    (0.58)
-------------------------------------------------------               ------                    ------
Total from investment operations                                       (0.56)                    (0.57)

Net (decrease) in net asset value                                      (0.56)                    (0.57)
-------------------------------------------------------               ------                    ------
Net asset value, end of period                                         $9.44                     $9.43
-------------------------------------------------------               ------                    ------
Total return(4)                                                        (5.60)%(6)                (5.80)%(6)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                    $201                       $20
-------------------------------------------------------               ------                    ------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver                 1.23%(5)                  0.52%(5)
-------------------------------------------------------               ------                    ------
   Operating expenses including reimbursement/waiver                    1.95%(5)                  2.67%(5)
-------------------------------------------------------               ------                    ------
   Operating expenses excluding reimbursement/waiver                    8.31%(5)                  8.22%(5)
-------------------------------------------------------               ------                    ------
Portfolio turnover rate                                                   32%(5)                    32%(5)

(1) The Fund began offering Retail A Shares and Retail B Shares on September 1, 2000.

(2) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the year ended October 31, 2000 was $(0.08). Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the year ended October 31, 2000 was $(0.05).

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(5) Annualized.

(6) Not annualized.

                                 GALAXY EQUITY FUNDS                  71

GALAXY SMALL CAP VALUE FUND
(For a share outstanding throughout each period)


                                                                            YEARS ENDED OCTOBER 31,
                                                     -----------------------------------------------------------
                                                          2000                        1999                1998
                                                     --------------------   -----------------------     --------
                                                     RETAIL A    RETAIL B    RETAIL A      RETAIL B     RETAIL A
                                                      SHARES      SHARES      SHARES        SHARES2      SHARES
---------------------------------------              --------    --------    --------      --------     --------
Net asset value, beginning of period                   $12.98     $12.96       $13.53       $13.59       $18.29
---------------------------------------               -------     ------       -------       ------      -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(3)                       0.01(5)   (0.10)(5)     0.02        (0.04)        0.08
---------------------------------------               -------     ------       -------       ------      -------
   Net realized gain (loss) on investments               2.63       2.63         0.73         0.68        (2.08)
---------------------------------------               -------     ------       -------       ------      -------
Total from investment operations                         2.64       2.53         0.75         0.64        (2.00)

LESS DIVIDENDS:
   Dividends from net investment income                 (0.01)         -        (0.03)           -        (0.08)
---------------------------------------               -------     ------       -------       ------      -------
   Dividends in excess of net investment income             -          -            -            -            -
---------------------------------------               -------     ------       -------       ------      -------
   Dividends from net realized gains                    (1.36)     (1.36)       (1.27)       (1.27)       (2.68)
---------------------------------------               -------     ------       -------       ------      -------
   Total dividends                                      (1.37)     (1.36)       (1.30)       (1.27)       (2.76)
---------------------------------------               -------     ------       -------       ------      -------
Net increase (decrease) in net asset value               1.27       1.17        (0.55)       (0.63)       (4.76)
---------------------------------------               -------     ------       -------       ------      -------
Net asset value, end of period                         $14.25     $14.13        $12.98       $12.96       $13.53
---------------------------------------               -------     ------       -------       ------      -------
Total return(4)                                         21.96%     21.06%         5.68%        4.80%      (12.52)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                  $87,457     $2,838       $80,870       $1,637      $87,781
---------------------------------------               -------     ------       -------       ------      -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                  0.08%     (0.71)%        0.13%       (0.66)%       0.38%
---------------------------------------               -------     ------       -------       ------      -------
   Operating expenses including
   reimbursement/waiver                                  1.44%      2.23%         1.31%        2.10%        1.31%
---------------------------------------               -------     ------       -------       ------      -------
   Operating expenses excluding
   reimbursement/waiver                                  1.55%      2.41%         1.59%        2.88%        1.45%
---------------------------------------               -------     ------       -------       ------      -------
Portfolio turnover rate                                    43%        43%           42%          42%          33%


                                                           YEARS ENDED
                                                            OCTOBER 31,
                                                        -------------------
                                                          1997     1996(1)
                                                        --------   --------
                                                        RETAIL A   RETAIL A
                                                         SHARES     SHARES
---------------------------------------                 --------   --------
Net asset value, beginning of period                     $14.75     $12.68
---------------------------------------                 -------    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(3)                        (0.04)(5)   0.01
---------------------------------------                 -------    -------
   Net realized gain (loss) on investments                 5.72       2.95
---------------------------------------                 -------    -------
Total from investment operations                           5.68       2.96
---------------------------------------                 -------    -------
LESS DIVIDENDS:
   Dividends from net investment income                       -      (0.02)
---------------------------------------                 -------    -------
   Dividends in excess of net investment income               -          -
---------------------------------------                 -------    -------
   Dividends from net realized gains                      (2.14)     (0.87)
---------------------------------------                 -------    -------
   Total dividends                                        (2.14)     (0.89)
---------------------------------------                 -------    -------
Net increase (decrease) in net asset value                 3.54       2.07
---------------------------------------                 -------    -------
Net asset value, end of period                           $18.29     $14.75
---------------------------------------                 -------    -------
Total return(4)                                           43.58%     24.77%

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000's)                    $63,658    $34,402
---------------------------------------                 -------    -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                   (0.25)%     0.08%
---------------------------------------                 -------    -------
   Operating expenses including
   reimbursement/waiver                                    1.30%      1.40%
---------------------------------------                 -------    -------
   Operating expenses excluding
    reimbursement/waiver                                   1.52%      1.55%
---------------------------------------                 -------    -------
Portfolio turnover rate                                      52%        39%

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(2) The Fund began issuing Retail B Shares on November 1, 1998.

(3) Net investment income (loss) per share before reimbursement/waiver of fees by the Advisor and/or affiliates and/or Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was 0.00(5), $(0.02), $0.05, $(0.02)(5), and $0.01,
    respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the years ended October 31, 2000 and 1999 was (0.12)(5), and $(0.09).

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(5) The selected per share data was calculated using the weighted average shares outstanding method for the year.

72                        GALAXY EQUITY FUNDS

GALAXY SMALL COMPANY EQUITY FUND

(For a share outstanding throughout each period)


                                                   YEARS ENDED OCTOBER 31,
                                 ----------------------------------------------------------
                                      2000                 1999               1998
                                 ------------------  ------------------  ------------------
                                 RETAIL A  RETAIL B  RETAIL A  RETAIL B  RETAIL A  RETAIL B
                                  SHARES    SHARES     SHARES   SHARES    SHARES   SHARES
---------------------------      --------  --------  --------  --------  --------  ---------
Net asset value,
beginning of period               $15.66    $15.31     $13.63   $13.39    $20.94    $20.73
---------------------------     --------   -------    -------  -------   -------   -------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment
   income (loss)(2)                (0.22)    (0.37)     (0.23)   (0.34)    (0.19)    (0.30)
---------------------------     --------   -------    -------  -------   -------   -------
   Net realized and unrealized
   gain(loss) on investments        6.31      6.16       2.26     2.26     (4.86)    (4.78)
---------------------------     --------   -------    -------  -------   -------   -------
Total from investment
operations                          6.09      5.79       2.03     1.92     (5.05)    (5.08)

LESS DIVIDENDS:
   Dividends from net realized
   capital gains                       -         -          -        -     (2.26)    (2.26)
---------------------------     --------   -------    -------  -------   -------   -------
Total dividends                        -         -          -        -     (2.26)    (2.26)

Net increase (decrease) in
net asset value                     6.09      5.79       2.03     1.92     (7.31)    (7.34)
---------------------------     --------   -------    -------  -------   -------   -------
Net asset value, end of period    $21.75    $21.10     $15.66   $15.31    $13.63    $13.39
---------------------------     --------   -------    -------  -------   -------   -------
Total return(4)                    38.89%    37.82%     14.89%   14.34%   (26.26)%  (26.72)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets,
   end of period (000's)        $125,427   $18,936    $87,921  $12,212   $95,831   $12,565
---------------------------     --------   -------    -------  -------   -------   -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment
   income including
   reimbursement/waiver            (0.99)%   (1.79)%    (1.41)%  (2.04)%   (1.13)%   (1.78)%
---------------------------     --------   -------    -------  -------   -------   -------
   Operating expenses
   including reimbursement/
   waiver                           1.44%     2.24%      1.53%    2.16%     1.46%     2.11%
---------------------------     --------   -------    -------  -------   -------   -------
   Operating expenses
   excluding reimbursement/
   waiver                           1.44%     2.25%      1.54%    2.32%     1.47%     2.16%
---------------------------     --------   -------    -------  -------   -------   -------
Portfolio turnover rate               91%       91%       105%     105%       78%       78%

                                       YEARS ENDED OCTOBER 31,
                               --------------------------------------
                                      1997                1996
                               ------------------  ------------------
                               RETAIL A  RETAIL B  RETAIL A  RETAIL B
                                SHARES   SHARES     SHARES   SHARES(1)
---------------------------    --------  --------  --------  ---------
Net asset value,
beginning of period             $19.96   $19.91     $16.28   $17.27
---------------------------   --------  -------   --------   ------
INCOME FROM INVESTMENT
OPERATIONS:

   Net investment
   income (loss)(2)              (0.18)   (0.21)     (0.14)   (0.19)(3)
---------------------------   --------  -------   --------   ------
   Net realized and unrealized
   gain(loss) on investments      3.54     3.41       3.99     2.83
---------------------------   --------  -------   --------   ------
Total from investment
operations                        3.36     3.20       3.85     2.64

LESS DIVIDENDS:
   Dividends from net realized
   capital gains                 (2.38)   (2.38)     (0.17)       -
---------------------------   --------  -------   --------   ------
Total dividends                  (2.38)   (2.38)     (0.17)       -

Net increase (decrease) in
net asset value                   0.98     0.82       3.68     2.64
---------------------------   --------  -------   --------   ------
Net asset value, end of period  $20.94   $20.73     $19.96   $19.91
---------------------------   --------  -------   --------   ------
Total return(4)                  19.08%   18.23%     23.97%   15.34%(6)

RATIOS/SUPPLEMENTAL DATA:
   Net assets,
   end of period (000's)      $135,593  $14,731   $111,101   $3,659
---------------------------   --------  -------   --------   ------
RATIOS TO AVERAGE NET ASSETS:

   Net investment
   income including
   reimbursement/waiver          (1.02)%  (1.76)%    (1.03)%  (1.50)%(5)
---------------------------   --------  -------   --------   ------
   Operating expenses
   including reimbursement/
   waiver                         1.46%    2.20%      1.57%    2.04%(5)
---------------------------   --------  -------   --------   ------
   Operating expenses
   excluding reimbursement/
   waiver                         1.48%    2.44%      1.57%    2.44%(5)
---------------------------   --------  -------   --------   ------
Portfolio turnover rate             69%      69%        82%      82%

(1) The Fund began issuing Retail B Shares on March 4, 1996.

(2) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $(0.22), $(0.23), $(0.19), $(0.18) and $(0.14)
    respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $(0.38), $(0.37), $(0.30), $(0.24) and $(0.24)(3),
    respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(5) Annualized.

(6) Not annualized.

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to SEC's e-mail address at publicinfo@sec.gov.



Galaxy's Investment Company Act File No. is 811-4636.

PROGALEQ (3/1/01)

[GRAPHIC]

GALAXY EQUITY FUNDS

THE GALAXY FUND

PROSPECTUS

February 28, 2001

GALAXY ASSET ALLOCATION FUND

GALAXY EQUITY INCOME FUND

GALAXY GROWTH AND INCOME FUND

GALAXY STRATEGIC EQUITY FUND

GALAXY EQUITY VALUE FUND

GALAXY EQUITY GROWTH FUND

GALAXY GROWTH FUND II

GALAXY INTERNATIONAL EQUITY FUND

GALAXY PAN ASIA FUND

GALAXY SMALL CAP VALUE FUND

GALAXY SMALL COMPANY EQUITY FUND

TRUST SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                                             [GALAXY FUNDS LOGO]

         CONTENTS

1    RISK/RETURN SUMMARY

1    Introduction

2    Galaxy Asset Allocation Fund

6    Galaxy Equity Income Fund

9    Galaxy Growth and Income Fund

12   Galaxy Strategic Equity Fund

15   Galaxy Equity Value Fund

18   Galaxy Equity Growth Fund

21   Galaxy Growth Fund II

25   Galaxy International Equity Fund

29   Galaxy Pan Asia Fund

33   Galaxy Small Cap Value Fund

37   Galaxy Small Company Equity Fund

40   Additional information about risk

41   Investor guidelines

42   FUND MANAGEMENT

44   HOW TO INVEST IN THE FUNDS

44   Buying and selling shares

44     HOW TO BUY SHARES

45     HOW TO SELL SHARES

45     OTHER TRANSACTION POLICIES

46   DIVIDENDS, DISTRIBUTIONS AND TAXES

48   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Equity Funds. Each Fund invests primarily or to a significant degree in equity securities, such as common stock, preferred stock and securities that are convertible into common stock.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you.

Equity funds are generally best suited to investors seeking growth of their investment over time and who are prepared to accept the risks associated with equity securities. Equity funds have the potential for higher returns than other funds, such as bond funds or money market funds, but also carry more risk.

Different equity funds have different levels of risk. They have varying objectives and investment styles, and some are considered more aggressive than others. Generally, a fund's objective and the types of investments it makes can help you gauge its level of risk. On page 41, you'll find a table that gives a general overview of the risk spectrum of the Galaxy Equity Funds.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

-------------------------------------------------------------------------------
AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY EQUITY FUNDS                                                           1

GALAXY ASSET ALLOCATION FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the Fund's assets.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in the popular stock market averages. The Adviser interprets this to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than that. The Fund also seeks long-term growth in the value of its assets. The Adviser attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix will change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances, the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

In selecting portfolio securities for the Fund, the Adviser's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the Adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The Adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the Adviser determines it appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

[SIDENOTE]
CURRENT INCOME

Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.

2                                                           GALAXY EQUITY FUNDS

GALAXY ASSET ALLOCATION FUND

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK -- The value of fixed income investments such as bonds are affected by movements in interest rates. Bond prices tend to fall when interest rates rise and to rise when interest rates fall.

- CREDIT RISK -- The value of fixed income investments also depends on the ability of an issuer to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its securities will decline. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK -- Changes in interest rates may cause certain fixed income investments held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- PORTFOLIO COMPOSITION -- The level of risk could increase if a larger percentage of the Fund is invested in one particular asset class, such as stocks or bonds. However, asset allocation funds are generally less volatile than portfolios that contain only stocks.

- SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING -- Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

GALAXY EQUITY FUNDS                                                           3

GALAXY ASSET ALLOCATION FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

           1992         6.58%
           1993         8.08%
           1994        -2.29%
           1995        30.54%
           1996        15.36%
           1997        19.86%
           1998        17.89%
           1999         7.41%
           2000         2.08%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.


                                                       SINCE
                            1 YEAR        5 YEARS      INCEPTION
-------------------------------------------------------------------------------
TRUST SHARES                 2.08%         12.32%      11.32% (12/30/91)
-------------------------------------------------------------------------------
S&P 500                     -9.10%         18.33%      16.08% (since 12/31/91)
-------------------------------------------------------------------------------
DJIA                        -4.69%         18.21%      17.19% (since 12/31/91)
-------------------------------------------------------------------------------

[SIDENOTE]
BEST QUARTER 11.74% for the quarter ending December 31, 1998
WORST QUARTER 4.59% for the quarter ending December 31, 2000

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[SIDENOTE]
The Dow Jones Industrial Average (DJIA) is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks.

4                                                           GALAXY EQUITY FUNDS

GALAXY ASSET ALLOCATION FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                    MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                          FEES     (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------
Trust Shares             0.75%             None           0.34%           1.09%
-------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Trust Shares                         $111         $347       $601        $1,329
-------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGERS

The Fund's portfolio managers are Donald Jones, a Vice President of the Adviser since 1991, and David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with the Adviser and its predecessors since 1977. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with the Adviser and its predecessors since 1986.

GALAXY EQUITY FUNDS                                                           5

GALAXY EQUITY INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks. The Adviser looks for investments that offer dividends, prospects for dividend growth and capital appreciation. However, the Fund's portfolio may include securities that offer only growth potential or only income potential.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

6                                                           GALAXY EQUITY FUNDS

GALAXY EQUITY INCOME FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]


           1991        22.37%
           1992         7.43%
           1993         8.05%
           1994         0.88%
           1995        33.73%
           1996        17.06%
           1997        26.01%
           1998        16.10%
           1999         4.84%
           2000         6.42%


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                        SINCE
                     1 YEAR     5 YEARS     10 YEARS    INCEPTION
-------------------------------------------------------------------------------
Trust Shares          6.42%      13.83%      13.86%     13.78% (12/14/90)
-------------------------------------------------------------------------------
S&P 500              -9.10%      18.33%      17.44%     17.61% (since 11/30/90)
-------------------------------------------------------------------------------


[SIDENOTE]
BEST QUARTER 13.37% for the quarter ending June 30, 1997
WORST QUARTER -8.31% for the quarter ending September 30, 1998

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

GALAXY EQUITY FUNDS                                                           7

GALAXY EQUITY INCOME FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                    MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                          FEES     (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------
Trust Shares             0.75%             None           0.16%           0.91%
-------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Trust Shares                          $93         $290       $504        $1,120
-------------------------------------------------------------------------------

[SIDEBAR]
PORTFOLIO MANAGER

The Fund's portfolio manager is J. Edward Klisiewicz, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Klisiewicz has been the Fund's portfolio manager since it began operations in 1990. He has been with the Adviser and its predecessors since 1970.

8                                                           GALAXY EQUITY FUNDS

GALAXY GROWTH AND INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The Adviser also seeks a current yield greater than that of the S&P 500, although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]
MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

GALAXY EQUITY FUNDS                                                           9

GALAXY GROWTH AND INCOME FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for periods prior to December 4, 1995 are for Trust Shares of the Predecessor Fund.

[CHART]

           1993         9.56%
           1994         5.12%
           1995        29.67%
           1996        20.20%
           1997        29.66%
           1998        15.96%
           1999         7.09%
           2000         3.95%

[SIDENOTE]
BEST QUARTER 20.76% for the quarter ending December 31, 1998
WORST QUARTER -13.49% for the quarter ending September 30, 1998

10                                                          GALAXY EQUITY FUNDS

GALAXY GROWTH AND INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                       SINCE
                                1 YEAR      5 YEARS    INCEPTION
-------------------------------------------------------------------------------
Trust Shares                     3.95%      15.00%     14.80% 12/14/92)
-------------------------------------------------------------------------------
S&P 500                         -9.10%      18.33%     17.17% (since 11/30/92)
-------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                    MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                          FEES     (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------
Trust Shares             0.75%             None           0.25%           1.00%
-------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Trust Shares                         $102         $318       $552        $1,225
-------------------------------------------------------------------------------

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Gregory M. Miller, a Vice President of the Adviser since 1996. He's been primarily responsible for the day-to-day management of the Fund's investment portfolio since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined the Adviser in 1985.

GALAXY EQUITY FUNDS                                                          11

GALAXY STRATEGIC EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests at least 65% of its total assets in U.S. equity securities, primarily common stock and securities that can be converted into common stock. The Fund's "Value Driven Growth" investment process emphasizes securities believed to have the potential for the best one- to two-year returns. These securities are generally selected from a universe of large and medium size companies representative of the S&P 500, although the universe of stocks monitored by the Adviser is not limited to stocks of companies included in the S&P 500. The Fund may invest up to 20% of its total assets in foreign equity securities.

In selecting individual stocks, the Adviser looks at the current price, projected earnings growth, and historical valuations to derive an estimate of return potential. The Fund may give emphasis to growth stocks, value stocks or particular industries, depending upon the Adviser's assessment of a stock's return potential relative to its price in the broader market.

The Fund will sell a portfolio security when, as a result of a decline in the security's return potential relative to that of other securities, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

[SIDENOTE]
VALUE STOCKS AND GROWTH STOCKS

Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios. Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.

12                                                          GALAXY EQUITY FUNDS

GALAXY STRATEGIC EQUITY FUND

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

-------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of Trust Shares during the last calendar year.

[CHART]

           1999         0.42%
           2000        22.74%

[SIDENOTE]
BEST QUARTER 11.69% for the quarter ending June 30, 1999
WORST QUARTER -13.56% for the quarter ending September 30, 1999

GALAXY EQUITY FUNDS                                                          13

GALAXY STRATEGIC EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                          SINCE
                                              1 YEAR      INCEPTION
-------------------------------------------------------------------------------
Trust Shares                                   22.74%     8.84% (3/4/98)
-------------------------------------------------------------------------------
S&P 500                                        -9.10%     9.86% (since 2/28/98)
-------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                    MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                          FEES     (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------
Trust Shares          0.75%(1)             None           0.23%        0.98%(1)
-------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.78%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Trust Shares                         $100         $312       $542        $1,201
-------------------------------------------------------------------------------

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Peter B. Hathaway, CFA, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hathaway has been the Fund's portfolio manager since it began operations in March 1998. He has been in the investment management business with the Adviser and its predecessors since 1964 and has been responsible for the Adviser's "Value Driven Growth" investment process since 1991.

14                                                          GALAXY EQUITY FUNDS

GALAXY EQUITY VALUE FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in equity securities, mainly common stocks, that the Adviser believes are undervalued. The Fund invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The Adviser uses proprietary computer models to compare share price and company value, both compared to the market and over time. This helps the Adviser to identify out-of-favor, undervalued securities (often called value stocks) which may subsequently increase in value. These models focus on fundamental aspects such as earnings and dividend growth, reinvestment of returns and the ability of companies to finance their own growth. The models also take into account factors such as how easily the stocks may be traded. The Adviser then reviews the results and looks for risks that may account for a stock's low price. It evaluates factors the computer models can't measure, such as the quality of a company's management and the impact of technological change. Stocks which pass all tests are eligible to be included in the Fund's portfolio. Fund holdings are frequently reviewed and are sold automatically when the computer models show they are overvalued.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]
VALUE STOCKS

Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

GALAXY EQUITY FUNDS                                                          15

GALAXY EQUITY VALUE FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

           1991        23.36%
           1992         8.21%
           1993        14.75%
           1994         3.56%
           1995        28.45%
           1996        21.61%
           1997        28.08%
           1998        24.15%
           1999         7.08%
           2000        -2.90%

[SIDENOTE]
BEST QUARTER 27.21% for the quarter ending December 31, 1998
WORST QUARTER -15.22% for the quarter ending September 30, 1998

16                                                          GALAXY EQUITY FUNDS

GALAXY EQUITY VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                         SINCE
                                       1 YEAR     5 YEARS    10 YEARS    INCEPTION
-----------------------------------------------------------------------------------------------
Trust Shares                           -2.90%      14.99%      15.14%    13.61% (9/1/88)
-----------------------------------------------------------------------------------------------
S&P 500                                -9.10%      18.33%      17.44%    16.87% (since 8/31/88)
-----------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average    8.84%      13.71%      15.14%    13.72% (since 8/31/88)
-----------------------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                    MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                          FEES     (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------
Trust Shares             0.75%             None           0.25%           1.00%
-------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Trust Shares                         $102         $318       $552        $1,225
-------------------------------------------------------------------------------

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[SIDENOTE]
The Lipper Multi-Cap Value Funds Average is an unmanaged index that measures the performance of a select group of mutual funds with investment objectives similar to that of the Fund.

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is G. Jay Evans, CFA, a Senior Vice President of the Adviser since 1991. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Evans has been the Fund's portfolio manager since 1993. He has been with the Adviser and its predecessors since 1978.

GALAXY EQUITY FUNDS                                                          17

GALAXY EQUITY GROWTH FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

[SIDENOTE]
GROWTH STOCKS

Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.

18                                                          GALAXY EQUITY FUNDS

GALAXY EQUITY GROWTH FUND

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

-------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

           1991        30.40%
           1992         6.11%
           1993         5.37%
           1994         0.72%
           1995        34.29%
           1996        20.95%
           1997        30.97%
           1998        26.15%
           1999        26.55%
           2000        -1.26%

[SIDENOTE]
BEST QUARTER 24.20% for the quarter ending December 31, 1998
WORST QUARTER -11.64% for the quarter ending September 30, 1998

GALAXY EQUITY FUNDS                                                          19

GALAXY EQUITY GROWTH FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000 as compared to a broad-based market index.

                                                         SINCE
                      1 YEAR    5 YEARS     10 YEARS    INCEPTION
-------------------------------------------------------------------------------
Trust Shares          -1.26%      20.08%      17.28%    17.22% (12/14/90)
-------------------------------------------------------------------------------
S&P 500               -9.10%      18.33%      17.44%    17.61% (since 11/30/90)
-------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                    MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                          FEES     (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------
Trust Shares             0.75%             None           0.16%           0.91%
-------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Trust Shares                          $93         $290       $504        $1,120
-------------------------------------------------------------------------------

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Robert G. Armknecht, CFA, an Executive Vice President of the Adviser since 1988. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988 and has been the Fund's portfolio manager since it began operations in 1990.

20                                                          GALAXY EQUITY FUNDS

GALAXY GROWTH FUND II

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with capital appreciation. Dividend income, if any, is incidental to capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in common stock (including depositary receipts) of U.S. and foreign companies which the Adviser believes have above-average growth potential. The Fund normally invests 80% to 90% or more of its total assets in these securities, although the Fund may invest up to 35% of its total assets in other securities, such as convertible and non-convertible debt securities, preferred stock, warrants and money market instruments.

The Fund principally invests in U.S. companies with market capitalizations of at least $250 million, although the Fund also may invest in companies with smaller capitalizations. The Fund may invest up to 25% of its total assets in the securities of foreign companies, including companies in developing countries. While some of the Fund's investments may pay dividends, current income is not a consideration when selecting investments.

In selecting securities for the Fund, the Adviser uses a "bottom-up" approach. It looks for companies that it believes are in dynamic high-growth sectors of the world economy and that are thought to have dominant or strong competitive positions within their sectors. The Adviser also looks for companies thought to have quality management and that are expected to have strong earnings growth potential.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

GALAXY EQUITY FUNDS                                                          21

GALAXY GROWTH FUND II

In addition, the Fund carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies (generally, those with market capitalizations below $1.5 billion) tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- HEDGING - The Fund may engage in foreign currency transactions to hedge against the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

22                                                          GALAXY EQUITY FUNDS

GALAXY GROWTH FUND II

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on March 28, 1996 as the Boston 1784 Growth Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year.

[CHART]

           1997        13.92%
           1998         1.36%
           1999        70.42%
           2000         0.15%

[SIDENOTE]
BEST QUARTER 53.66% for the quarter ending December 31, 1999
WORST QUARTER -22.74% for the quarter ending September 30, 1998

GALAXY EQUITY FUNDS                                                          23

GALAXY GROWTH FUND II

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                         SINCE
                                                 1 YEAR  INCEPTION
-------------------------------------------------------------------------------
Trust Shares                                    0.15%    19.28% (3/28/96)
-------------------------------------------------------------------------------
Russell 2000 Index                             -3.02%     9.73% (since 3/31/96)
-------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                   MANAGEMENT    DISTRIBUTION           OTHER         OPERATING
                        FEES     (12b-1) FEES        EXPENSES          EXPENSES
-------------------------------------------------------------------------------
Trust Shares        0.75%(1)             None           0.24%          0.99%(1)
-------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.64%. Total Fund operating expenses after this waiver are expected to be 0.88%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Trust Shares                         $101         $315       $547        $1,213
-------------------------------------------------------------------------------

[SIDENOTE]

The Russell 2000 Index is an unmanaged index which tracks the performance of the 2000 smallest of the 3000 largest U.S. companies, based on market capitalization.

[SIDENOTE]

PORTFOLIO MANAGERS

The Fund's portfolio managers are Theodore E. Ober and Eugene D. Takach. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Ober, who has over 11 years of experience in investment management and research analysis, has been a Research Analyst, Fund Manager and Senior Fund Manager with the Adviser and its affiliated organizations since 1987. Mr. Takach, who has over 30 years of experience in investment management, research analysis and securities trading, has been a portfolio manager with the Adviser and its affiliated organizations since 1971. Mr. Ober and Mr. Takach have co-managed the Predecessor Fund since it began operations.

24                                                          GALAXY EQUITY FUNDS

GALAXY INTERNATIONAL EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Sub-Adviser's investment process begins with a fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in its operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Top-down factors are incorporated into the Sub-Adviser's analysis of a company. For example, the Sub-Adviser considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the Sub-Adviser's return expectations for individual companies. In this way, the Sub-Adviser arrives at a risk-adjusted return potential for each company analyzed, which then gives the Sub-Adviser the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

[SIDENOTE]
SUB-ADVISER

The Adviser has appointed Oechsle International Advisors, LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.

GALAXY EQUITY FUNDS                                                          25

GALAXY INTERNATIONAL EQUITY FUND

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- HEDGING - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

- SELECTION OF INVESTMENTS - The Adviser and Sub-Adviser evaluate the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]
DERIVATIVES

A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

26                                                          GALAXY EQUITY FUNDS

GALAXY INTERNATIONAL EQUITY FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

           1992        -2.29%
           1993        31.62%
           1994        -2.39%
           1995        11.74%
           1996        10.74%
           1997        14.09%
           1998        21.99%
           1999        41.89%
           2000       -19.91%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000 as compared to a broad-based market index.

                                                        SINCE
                             1 YEAR       5 YEARS       INCEPTION
-------------------------------------------------------------------------------
Trust Shares                -19.91%        11.86%       10.50%(12/30/91)
-------------------------------------------------------------------------------
MSCI EAFE Index             -14.17%         7.13%        7.82% (since 12/31/91)
-------------------------------------------------------------------------------

[SIDENOTE]
BEST QUARTER 24.53% for the quarter ending December 31, 1999
WORST QUARTER -14.53% for the quarter ending September 30, 1998

[SIDENOTE]

The Morgan Stanley Capital International Europe, Australia and Far East (MSCI
EAFE) Index is an unmanaged index which tracks the performance of selected equity securities in Europe, Australia, Asia and the Far East.

GALAXY EQUITY FUNDS                                                          27

GALAXY INTERNATIONAL EQUITY FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                  MANAGEMENT      DISTRIBUTION          OTHER         OPERATING
                        FEES      (12b-1) FEES       EXPENSES          EXPENSES
-------------------------------------------------------------------------------
Trust Shares        0.87%(1)             None           0.25%          1.12%(1)
-------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.62%. Total Fund operating expenses after this waiver are expected to be 0.87%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Trust Shares                           $114        $356        $617      $1,363
-------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGERS

The Fund's portfolio managers are Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA. They're primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Keesler is Chief Investment Officer and portfolio manager/research analyst with the Sub-Adviser. He has been associated with the Sub-Adviser and its predecessor since 1986. Ms. Harris has been a portfolio manager at the Sub-Adviser and its predecessor since January 1995. She was previously portfolio manager and investment director for the State of Wisconsin Investment Board. Mr. Keesler and Ms. Harris have co-managed the Fund since August 1996.

28                                                          GALAXY EQUITY FUNDS

GALAXY PAN ASIA FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of companies located in or whose principal activities are in Asia and the Pacific Basin. These countries may include Hong Kong, India, Indonesia, Japan, Malaysia, the People's Republic of China, the Philippines, Republic of Korea, Singapore, Taiwan and Thailand. In determining where a company's principal activities are located, the Adviser will consider its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund emphasizes investments in the developed countries of the region (i.e., Hong Kong, Japan, and Singapore), however, it may also invest in companies located in emerging markets. The Fund will invest mainly in large- and medium-sized companies, although it may invest in companies of any size.

The Sub-Adviser determines how much to invest in each country by looking at factors such as prospects for economic growth, expected inflation levels, government policies and the range of available investment opportunities. The Sub-Adviser uses a rigorous bottom-up approach, recognizing that individual companies can do well, even in an industry or economy that is not performing well. The Sub-Adviser emphasizes intensive research and stockpicking as the means to identify undervalued stocks in the Asian markets. The investment process is based on a disciplined and systematic approach to identifying under-priced securities. Fundamental parameters that are value and/or growth oriented are used to screen the stock universe to identify companies that are likely to outperform. Regular company visits are an intrinsic part of the process. Top-down macro analysis, i.e., the process of looking at economic and political trends in the region and then selecting countries and industries that should benefit from those trends, and market valuation are used to support asset allocation decisions. Quantitative tools are used to help identify and manage exposure to different risk factors.

The Fund will sell a security if, as a result of changes in the economy of a particular country or the Asian and Pacific Basin region in general, the Sub-Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the company that issued the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets

[SIDENOTE]

SUB-ADVISER

The Adviser has appointed UOB Global Capital LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.

GALAXY EQUITY FUNDS                                                          29

GALAXY PAN ASIA FUND

tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund also carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- REGIONAL RISK - Because the Fund invests primarily in the stocks of companies located in Asia and the Pacific Basin, the Fund is particularly susceptible to events in that region. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country, and currently intends to invest at least 50% of its assets in securities of companies located in Japan. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country. In particular, you should know that the Japanese economy faces several concerns, including: a financial system with a significant amount of nonperforming loans; high debt on corporate balance sheets; a structurally changing labor market, under which the traditional concept of lifetime employment is at odds with the increasing need for labor mobility; and changing corporate governance models. Japan is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- SMALL COMPANIES RISK - Small companies tend to have limited resources, product lines and market share. As a result, their share prices

[SIDENOTE]

RISK LEVEL

On a risk spectrum ranking funds from conservative to aggressive, the Galaxy Pan Asia Fund is considered to have an aggressive level of risk. This ranking is based on the assessment by the Fund's investment adviser of the potential risk of the Fund relative to the other equity funds offered by Galaxy, but this can change over time. It should not be used to compare the Fund with other mutual funds or other types of investments. Consult your financial professional to help you decide if the Fund is right for you.

30                                                           GALAXY EQUITY FUNDS

GALAXY PAN ASIA FUND

tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- DERIVATIVES - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments or to seek to increase total return. There's no guarantee the use of derivatives for hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. To the extent that a derivative is not used as a hedge, losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The Fund had not commenced operations as of the date of this prospectus and, accordingly, does not have a long-term performance record.

[SIDENOTE]

DERIVATIVES

A derivative is an investment whose value is based on or DERIVED from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

GALAXY EQUITY FUNDS                                                           31

GALAXY PAN ASIA FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                MANAGEMENT     DISTRIBUTION             OTHER         OPERATING
                      FEES     (12b-1) FEES          EXPENSES          EXPENSES
-------------------------------------------------------------------------------
Trust Shares         1.20%             None        4.77%(1,2)          5.97%(2)
-------------------------------------------------------------------------------

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser and the Fund's transfer agent have agreed to waive fees and reimburse expenses so that Total Fund operating expenses do not exceed 1.55%. These waivers and reimbursements may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                         1 YEAR    3 YEARS
-------------------------------------------------------------------------------
Trust Shares                                               $594     $1,765
-------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Fund's portfolio manager is Janet Liem, who joined UOB Overseas Bank Group (UOB) in 1993 and who has been a portfolio manager with the Sub-Adviser since April 2000. Under the supervision of Daniel Chan, a member of the Sub-Adviser's Investment Committee, she is primarily responsible for the day-to-day management of the Fund's investment portfolio.

Ms. Liem, who also serves as Director and Head of Research of UOB Asset Management Ltd. (UOBAM), has over 15 years of investment experience. Prior to joining UOB, she held various research positions with global financial institutions. She holds a BBA from the National University of Singapore and an MBA from the University of New South Wales.

Mr. Chan has over 20 years investment experience. He currently serves as Chief Investment Officer and Managing Director of UOBAM. He has been with UOB since 1982 and the Sub-Adviser since its inception in 1998. He is responsible for all aspects of the investment process. He is also the current Chairperson of the Investment Management Association of Singapore. Prior to joining UOB, he was a Vice President at Sun Hung Kai Securities in Singapore. He holds a BBA from the National University of Singapore.

32                                                          GALAXY EQUITY FUNDS

GALAXY SMALL CAP VALUE FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Adviser believes are undervalued. Under normal market conditions, the Fund invests at least 65% of its total assets in the common stocks of companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities.

In selecting portfolio securities for the Fund, the Adviser looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also does research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries.

A portfolio security may be sold if the Adviser determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the company that issued the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

GALAXY EQUITY FUNDS                                                          33

GALAXY SMALL CAP VALUE FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for the periods prior to December 4, 1995 are for Trust Shares of the Predecessor Fund.

[CHART]

           1993         7.83%
           1994         0.53%
           1995        31.78%
           1996        27.19%
           1997        31.67%
           1998        -5.22%
           1999        10.82%
           2000        17.17%

[SIDENOTE]
BEST QUARTER 18.80% for the quarter ending September 30, 1997
WORST QUARTER -15.84% for the quarter ending September 30, 1998

34                                                          GALAXY EQUITY FUNDS

GALAXY SMALL CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000 as compared to broad-based market indices.

                                                        SINCE
                                 1 YEAR     5 YEARS     INCEPTION
-------------------------------------------------------------------------------
Trust Shares                     17.17%      15.56%     14.90% (12/14/92)
-------------------------------------------------------------------------------
Russell 2000 Index               -3.02%      10.31%     12.19% (since 11/30/92)
-------------------------------------------------------------------------------
S&P 600                          11.80%      13.57%     13.96% (since 11/30/92)
-------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                     MANAGEMENT    DISTRIBUTION           OTHER       OPERATING
                          FEES     (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------
Trust Shares             0.75%             None           0.19%           0.94%
-------------------------------------------------------------------------------

[SIDENOTE]

The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization.

[SIDENOTE]

The Standard & Poor's SmallCap 600 Composite Index (S&P 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 600 is heavily weighted with the stocks of companies with small market capitalizations.

GALAXY EQUITY FUNDS                                                          35

GALAXY SMALL CAP VALUE FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Trust Shares                          $96         $300        $520       $1,155
-------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Peter Larson, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Larson has been with the Adviser and its predecessors since 1963 and has managed the Fund, including the Predecessor Fund, since it began operations in 1992.

36                                                          GALAXY EQUITY FUNDS

GALAXY SMALL COMPANY EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Adviser looks for promising industries. It then looks within those industries for what are judged to be reasonably priced companies that have above-average growth potential. The Adviser consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

GALAXY EQUITY FUNDS                                                          37

GALAXY SMALL COMPANY EQUITY FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

           1992         1.20%
           1993        22.75%
           1994         0.02%
           1995        39.67%
           1996        21.59%
           1997        14.64%
           1998       -10.66%
           1999        39.63%
           2000        -5.01%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                         SINCE
                                 1 YEAR     5 YEARS      INCEPTION
-------------------------------------------------------------------------------
Trust Shares                     -5.01%      10.56%      12.41% (12/30/91)
-------------------------------------------------------------------------------
Russell 2000 Index               -3.02%      10.31%      12.56% (since 12/31/91)
-------------------------------------------------------------------------------

[SIDENOTE]
BEST QUARTER 44.22% for the quarter ending December 31, 1999
WORST QUARTER -23.91% for the quarter ending September 30, 1998

[SIDENOTE]

The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization.

38                                                           GALAXY EQUITY FUNDS

GALAXY SMALL COMPANY EQUITY FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you may buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                     MANAGEMENT    DISTRIBUTION           OTHER       OPERATING
                           FEES    (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------
Trust Shares             0.75%             None           0.28%           1.03%
-------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Trust Shares                         $105         $328         $569      $1,259
-------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Stephen D. Barbaro, CFA, a Senior Vice President of the Adviser since 1996. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Barbaro has been the Fund's portfolio manager since it began operations in 1991. He has been with the Adviser and its predecessors since 1976.

GALAXY EQUITY FUNDS                                                          39

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Equity Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity and Pan Asia Funds, foreign money market instruments, debt securities of foreign national governments and their agencies, and the securities of U.S. issuers. This strategy could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

40                                                          GALAXY EQUITY FUNDS

INVESTOR GUIDELINES

The following table gives you a general overview of the risk spectrum for the Galaxy Equity Funds. This is a guide only. It shows the Adviser's current assessment of the potential risk of the Funds relative to one another, but this can change over time. It should not be used to compare the Funds with other mutual funds or other types of investments. Consult your financial adviser to help you decide which Fund is right for you.

RISK SPECTRUM     FUND                    PRIMARY  INVESTMENTS
-------------------------------------------------------------------------------
                Asset Allocation          -    Common stocks and fixed income
                                               securities of domestic companies
                ---------------------------------------------------------------
CONSERVATIVE    Equity Income             -    Common stocks of domestic
                                               companies selected primarily for
                                               their income potential
                ---------------------------------------------------------------
                Growth and Income         -    Common stocks of companies
                                               selected for their growth and
                                               income potential
                ---------------------------------------------------------------
                Strategic Equity          -    Equity securities of large and
                                               medium sized growth companies
                                               that exhibit above-average return
                                               potential relative to their
                                               market price
                ---------------------------------------------------------------
                Equity Value              -    Common stocks of large and medium
                                               sized companies believed to be
MODERATE                                       undervalued
                ---------------------------------------------------------------
                Equity Growth             -    Equity securities of growth-
                                               oriented companies
                ---------------------------------------------------------------

                Growth II                 -    Equity securities of growth-
                                               oriented companies

                ---------------------------------------------------------------
                International Equity      -    Equity securities of foreign
                                               companies
                ---------------------------------------------------------------

                Pan Asia                  -    Common stocks of companies
                                               located in Asia and the Pacific
                                               Basin

                ---------------------------------------------------------------
                Small Cap Value           -    Common stocks of smaller
AGGRESSIVE                                     companies believed to be
                                               undervalued
                ---------------------------------------------------------------
                Small Company Equity      -    Common stocks of smaller growth-
                                               oriented companies
-------------------------------------------------------------------------------

GALAXY EQUITY FUNDS                                                          41

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. Prior to the reorganization of the Boston 1784 Funds into Galaxy, Fleet National Bank (formerly known as BankBoston N.A.) served as the investment adviser to the Predecessor Fund to the Growth Fund II. Fleet National Bank is a wholly-owned subsidiary of Fleet Boston Financial Corporation and an affiliate of the Adviser.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                                                 MANAGEMENT FEE
FUND                                               AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------
Asset Allocation Fund                                                     0.75%
-------------------------------------------------------------------------------
Equity Income Fund                                                        0.75%
-------------------------------------------------------------------------------
Growth and Income Fund                                                    0.75%
-------------------------------------------------------------------------------
Strategic Equity Fund                                                     0.55%
-------------------------------------------------------------------------------
Equity Value Fund                                                         0.75%
-------------------------------------------------------------------------------
Equity Growth Fund                                                        0.75%
-------------------------------------------------------------------------------
Growth Fund II                                                            0.64%
-------------------------------------------------------------------------------
International Equity Fund                                                 0.62%
-------------------------------------------------------------------------------
Pan Asia Fund                                                             1.20%
-------------------------------------------------------------------------------
Small Cap Value Fund                                                      0.75%
-------------------------------------------------------------------------------
Small Company Equity Fund                                                 0.75%
-------------------------------------------------------------------------------

During the fiscal year ended May 31, 2000, the Predecessor Fund to Growth Fund II paid management fees to Fleet National Bank at the annual rate of 0.74% of average daily net assets.

SUB-ADVISERS

The Adviser has delegated some of its advisory responsibilities with respect to the International Equity Fund to Oechsle International Advisors, LLC ("Oechsle") as sub-adviser. Oechsle determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on international investment and economic developments. The Adviser assists and consults with Oechsle as to the Fund's investment program, approves the list of foreign countries recommended by Oechsle for investment and manages the Fund's daily cash position. Oechsle's fees are paid by the Adviser.

Oechsle has its main office at One International Place, Boston, Massachusetts 02210. Oechsle is the successor to Oechsle International Advisors, L.P., an international investment firm founded in 1986. At December 31, 2000, Oechsle had discretionary management authority over approximately $17.7 billion in assets. The Adviser's parent company, FleetBoston Financial Corporation, owns an interest in Oechsle.

The Adviser has delegated some of its advisory responsibilities with respect to the Pan Asia Fund to UOB Global Capital LLC ("UOBGC") as sub-adviser. UOBGC determines which securities will be purchased, retained or sold for

42                                                          GALAXY EQUITY FUNDS
the Fund, places orders for the Fund and provides the Adviser with information on Asian investment and economic developments. The Adviser assists and consults with UOBGC as to the Fund's investment program, reviews sector and country allocations as determined by UOBGC for investment and manages the Fund's daily cash position. UOBGC's fees are paid by the Adviser.

UOBGC is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. UOBGC has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to provide appropriate resources, including investment, operations and compliance personnel, to UOBGC. UOBAM is located at UOB Plaza 2, 80 Raffles Place, 03-00, Singapore 048624. At December 31, 2000, together with its affiliates, UOBGC had discretionary management authority over approximately $2.2 billion in assets.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and Sub-Advisers may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or a Sub-Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Advisers will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Funds held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Funds have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.


GALAXY EQUITY FUNDS                                                          43

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

Trust Shares of the Funds are available for purchase by the following types of investors:

- Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation.

-    Participants in employer-sponsored defined contribution plans.

Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your financial institution can provide more information about which types of accounts are eligible.

You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that Galaxy's distributor, Galaxy's custodian and your institution or employer-sponsored plan are open for business.

The price at which you buy shares is the net asset value (NAV) per share next determined after your order is accepted. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the NAV per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

HOW TO BUY SHARES

You can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.

Clients, members and employees of Oechsle also may buy Trust Shares of the International Equity Fund and clients, members and employees of UOBGC may buy Trust Shares of the Pan Asia Fund by contacting Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.

[SIDENOTE]
INVESTMENT MINIMUMS

Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares but financial institutions and employer-sponsored plans may. They may also require you to maintain a minimum account balance.

44                                                          GALAXY EQUITY FUNDS

HOW TO SELL SHARES

You can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may do so. Contact your financial institution or plan administrator for more information.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares by 4:00 p.m. on the next business day, Galaxy won't accept your order. Galaxy will advise your financial institution or plan administrator if this happens.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your financial institution or plan administrator on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy may close any account after 60 days' written notice if the value of the account drops below $250 as a result of selling shares.

GALAXY EQUITY FUNDS                                                          45

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund, except the Galaxy International Equity Fund and Galaxy Pan Asia Fund, pays any dividends from net investment income each quarter. The Galaxy International Equity Fund and Galaxy Pan Asia Fund pay any dividends from net investment income annually. Each Fund pays any net capital gains at least once a year. It's expected that the Funds' annual distributions will normally - but not always - consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you tell your financial institution or plan administrator in writing that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemption of shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the

46                                                          GALAXY EQUITY FUNDS
hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

It is expected that each of the Galaxy International Equity Fund and Galaxy Pan Asia Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Each Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities, or on securities of a particular state, its agencies or municipalities.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY EQUITY FUNDS                                                          47

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Trust Shares for the past five years (or the period since a particular Fund began operations). Certain information reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The Growth Fund II began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Growth Fund II. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with Bank Boston N.A. received Trust Shares of Growth Fund II.

The information in the financial highlights tables for the fiscal years or periods ended October 31, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000 and are incorporated by reference into the SAI. The information for the fiscal years ended October 31, 1998, 1997 and 1996 was audited by Galaxy's former auditors. With respect to the Predecessor Fund, the information for the fiscal years ended May 31, 2000, 1999, 1998, 1997 and 1996 was audited by the Predecessor Fund's former auditors, PriceWaterhouseCoopers LLP, whose report dated July 17, 2000 is also incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.

48                                                          GALAXY EQUITY FUNDS

GALAXY ASSET ALLOCATION FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ------------------------------------------------------------
                                                     2000        1999         1998        1997          1996
                                                  ------------------------------------------------------------
                                                                          TRUST SHARES
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, beginning of period                $17.73       $16.96       $16.47      $14.53        $12.83
------------------------------------------------  --------     --------     --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.41(2)      0.40         0.42        0.43          0.33
------------------------------------------------  --------     --------     --------    --------      --------
   Net realized and unrealized gain
   (loss) on investments                              1.36         1.20         1.71        2.42          1.83
------------------------------------------------  --------     --------     --------    --------      --------
Total from investment operations                      1.77         1.60         2.13        2.85          2.16

LESS DIVIDENDS:
   Dividends from net investment income              (0.41)       (0.40)       (0.43)      (0.40)        (0.33)
------------------------------------------------  --------     --------     --------    --------      --------
Dividends from net realized capital gains            (0.31)       (0.43)       (1.21)      (0.51)        (0.13)
------------------------------------------------  --------     --------     --------    --------      --------
Total dividends                                      (0.72)       (0.83)       (1.64)      (0.91)        (0.46)

Net increase (decrease) in net asset value            1.05         0.77         0.49        1.94          1.70
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, end of period                      $18.78       $17.73       $16.96      $16.47        $14.53
================================================  ========     ========     ========    ========      ========
Total return                                         10.21%        9.63%       14.05%      20.42%        17.19%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $290,970     $269,851     $218,666    $171,741      $123,603
------------------------------------------------  --------     --------     --------    --------      --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                               2.21%        2.31%        2.63%       2.82%         2.52%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses including
   reimbursement/waiver                               1.09%        1.12%        1.13%       1.21%         1.19%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses excluding
   reimbursement/waiver                               1.09%        1.12%        1.13%       1.22%         1.21%
------------------------------------------------  --------     --------     --------    --------      --------
Portfolio turnover rate                                 59%         135%         108%         58%           48%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.41(2), $0.40, $0.42, $0.43 and $0.33, respectively.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

GALAXY EQUITY FUNDS                                                          49

GALAXY EQUITY INCOME FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ------------------------------------------------------------
                                                    2000         1999        1998          1997         1996
                                                  --------     --------     --------    --------      --------
                                                                          TRUST SHARES
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, beginning of period                $19.52       $19.69       $18.84      $16.93        $14.99
------------------------------------------------  --------     --------     --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.23(2)      0.28         0.34        0.38          0.37
------------------------------------------------  --------     --------     --------    --------      --------
   Net realized and unrealized
   gain on investments                                1.22         1.69         2.42        3.35          2.48
------------------------------------------------  --------     --------     --------    --------      --------
Total from investment operations                      1.45         1.97         2.76        3.73          2.85

LESS DIVIDENDS:
   Dividends from net investment income              (0.22)       (0.29)       (0.33)      (0.38)        (0.37)
------------------------------------------------  --------     --------     --------    --------      --------
   Dividends from net realized capital gains         (2.95)       (1.85)       (1.58)      (1.44)        (0.54)
------------------------------------------------  --------     --------     --------    --------      --------
Total dividends                                      (3.17)       (2.14)       (1.91)      (1.82)        (0.91)

Net increase (decrease) in net asset value           (1.72)       (0.17)        0.85        1.91          1.94
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, end of period                      $17.80       $19.52       $19.69      $18.84        $16.93
================================================  ========     ========     ========    ========      ========
Total return                                          8.94%       10.60%       15.67%      23.80%        19.65%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $106,148     $120,179     $127,367    $119,505      $106,094
------------------------------------------------  --------     --------     --------    --------      --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                               1.32%        1.39%        1.72%       2.14%         2.32%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses including
   reimbursement/waiver                               0.91%        0.91%        0.92%       0.95%         0.94%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses excluding
   reimbursement/waiver                               0.91%        0.91%        0.92%       0.97%         0.94%
------------------------------------------------  --------     --------     --------    --------      --------
Portfolio turnover rate                                 51%          38%          46%         37%           45%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.23(2), $0.28, $0.34, $0.38 and $0.37, respectively.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

50                                                          GALAXY EQUITY FUNDS

GALAXY GROWTH AND INCOME FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ------------------------------------------------------------
                                                    2000         1999        1998          1997         1996(1)
                                                  --------     --------     --------    --------      --------
                                                                          TRUST SHARES
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, beginning of period                $16.02       $14.90       $16.28      $13.80        $12.35
------------------------------------------------  --------     --------     --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                           0.08         0.13(4)      0.15        0.22          0.27
------------------------------------------------  --------     --------     --------    --------      --------
   Net realized and unrealized
   gain on investments                                1.32         2.02         1.31        3.68          2.16
------------------------------------------------  --------     --------     --------    --------      --------
Total from investment operations                      1.40         2.15         1.46        3.90          2.43

LESS DIVIDENDS:
   Dividends from net investment income              (0.08)       (0.12)       (0.16)      (0.23)        (0.25)
------------------------------------------------  --------     --------     --------    --------      --------
   Dividends in excess of net investment income          -(3)         -            -           -             -
------------------------------------------------  --------     --------     --------    --------      --------
   Dividends from net realized capital gains         (0.91)       (0.91)       (2.68)      (1.19)        (0.73)
------------------------------------------------  --------     --------     --------    --------      --------
Total dividends                                      (0.99)       (1.03)       (2.84)      (1.42)        (0.98)

Net increase (decrease) in net asset value            0.41         1.12        (1.38)       2.48          1.45
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, end of period                      $16.43       $16.02       $14.90      $16.28        $13.80
================================================  ========     ========     ========    ========      ========
Total return                                          9.38%       14.85%       10.10%      30.43%        20.77%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $678,398     $309,106     $254,060    $246,654      $186,708
------------------------------------------------  --------     --------     --------    --------      --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                               0.44%        0.76%        1.00%       1.44%         2.01%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses including
   reimbursement/waiver                               1.00%        1.05%        1.03%       1.03%         1.02%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses excluding
   reimbursement/waiver                               1.00%        1.05%        1.03%       1.06%         1.03%
------------------------------------------------  --------     --------     --------    --------      --------
Portfolio turnover rate                                 42%          20%          38%         93%           59%

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A Shares and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.08, $0.13, $0.15,
     $0.21 and $0.27, respectively.

(3) Dividends in excess of net investment income per share were less than $0.005.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.

GALAXY EQUITY FUNDS                                                          51

GALAXY STRATEGIC EQUITY FUND
(For a share outstanding throughout the period)

                                                                                  YEARS ENDED        PERIOD ENDED
                                                                                  OCTOBER 31,         OCTOBER 31,
                                                                             ---------------------   ------------
                                                                               2000          1999        1998(1)
                                                                             ---------------------   ------------
                                                                                  TRUST SHARES       TRUST SHARES
---------------------------------------------------------------------------  ---------------------   ------------
Net asset value, beginning of period                                           $9.90         $9.63      $10.00
---------------------------------------------------------------------------  -------       -------   ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                                     0.08          0.09(3)     0.01
   Net realized and unrealized (loss) on investments                            1.76          0.27       (0.37)
---------------------------------------------------------------------------  -------       -------   ------------
Total from investment operations                                                1.84          0.36       (0.36)

LESS DIVIDENDS:
   Dividends from net investment income                                        (0.08)        (0.08)      (0.01)
   Dividends from net realized capital gains                                   (1.18)        (0.01)          -
---------------------------------------------------------------------------  -------       -------   ------------
Total dividends                                                                (1.26)        (0.09)      (0.01)

Net increase (decrease) in net asset value                                      0.58          0.27       (0.37)
---------------------------------------------------------------------------  -------       -------   ------------
Net asset value, end of period                                                $10.48         $9.90       $9.63
===========================================================================  =======       =======   ============
Total return                                                                   21.69%         3.64%      (3.62)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                         $93,558       $71,063     $63,061
---------------------------------------------------------------------------  -------       -------   ------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver                         0.83%         0.80%       0.19%(4)
---------------------------------------------------------------------------  -------       -------   ------------
   Operating expenses including reimbursement/waiver                            0.78%         0.80%       1.27%(4)
---------------------------------------------------------------------------  -------       -------   ------------
   Operating expenses excluding reimbursement/waiver                            0.98%         1.00%       1.47%(4)
---------------------------------------------------------------------------  -------       -------   ------------
Portfolio turnover rate                                                           81%           79%         30%(5)

(1)  The Fund commenced operations on March 4, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and affiliates and/or Administrator for Trust Shares for the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 was $0.06, $0.06 and $0.00, respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(4)  Annualized.

(5)  Not annualized.

52                                                          GALAXY EQUITY FUNDS

GALAXY EQUITY VALUE FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ------------------------------------------------------------
                                                    2000         1999         1998         1997         1996
                                                  --------     --------     --------    --------      --------
                                                                          TRUST SHARES
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, beginning of period                $18.35       $16.51       $18.21      $15.96        $14.33
------------------------------------------------  --------     --------     --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.04         0.03         0.08        0.17          0.21
------------------------------------------------  --------     --------     --------    --------      --------
   Net realized and unrealized gain
   on investments                                     1.25         2.42         1.49        4.16          2.74
------------------------------------------------  --------     --------     --------    --------      --------
Total from investment operations                      1.29         2.45         1.57        4.33          2.95

LESS DIVIDENDS:
   Dividends from net investment income              (0.02)        -           (0.07)      (0.18)        (0.21)
------------------------------------------------  --------     --------     --------    --------      --------
   Dividends in excess net investment income             -(2)         -             -          -              -
------------------------------------------------  --------     --------     --------    --------      --------
   Dividends from net realized capital gains         (2.45)       (0.61)       (3.20)      (1.90)        (1.11)
------------------------------------------------  --------     --------     --------    --------      --------
Total dividends                                      (2.47)       (0.61)       (3.27)      (2.08)        (1.32)

Net increase (decrease) in net asset value           (1.18)        1.84        (1.70)       2.25          1.63
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, end of period                      $17.17       $18.35       $16.51      $18.21        $15.96
================================================  ========     ========     ========    ========      ========
Total return                                          8.22%       15.04%       10.27%      29.87%        22.05%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $164,864     $281,064     $254,432    $241,532      $194,827
------------------------------------------------  --------     --------     --------    --------      --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                               0.26%        0.19%        0.49%       0.98%         1.42%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses including
   reimbursement/waiver                               1.00%        1.02%        1.03%       1.04%         1.03%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses excluding
   reimbursement/waiver                               1.00%        1.03%        1.03%       1.04%         1.03%
------------------------------------------------  --------     --------     --------    --------      --------
Portfolio turnover rate                                 72%          75%          82%        111%          116%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.04,
     $0.03, $0.08, $0.17 and $0.21, respectively.

(2) Dividends in excess of net investment income per share were less than $0.005.

GALAXY EQUITY FUNDS                                                          53

GALAXY EQUITY GROWTH FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                    2000        1999         1998         1997          1996
                                                ----------   ----------    --------     --------      --------
                                                                       TRUST SHARES
----------------------------------------------  ----------   ----------    --------     --------      --------
Net asset value, beginning of period                $29.15       $24.52      $25.17       $20.39        $17.30
----------------------------------------------  ----------   ----------    --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.01(2)      0.03        0.09         0.16          0.17
----------------------------------------------  ----------   ----------    --------     --------      --------
   Net realized and unrealized gain
   on investments                                     5.18         6.50        3.20         6.06          3.40
----------------------------------------------  ----------   ----------    --------     --------      --------
Total from investment operations                      5.19         6.53        3.29         6.22          3.57

LESS DIVIDENDS:
   Dividends from net investment income              (0.01)        -          (0.09)       (0.16)        (0.18)
----------------------------------------------  ----------   ----------    --------     --------      --------
   Dividends in excess of net
   investment income                                  -            -          (0.01)        -             -
----------------------------------------------  ----------   ----------    --------     --------      --------
   Dividends from net realized capital gains         (1.72)       (1.90)      (3.84)       (1.28)        (0.30)
----------------------------------------------  ----------   ----------    --------     --------      --------
Total dividends                                      (1.73)       (1.90)      (3.94)       (1.44)        (0.48)

Net increase (decrease) in net asset value            3.46         4.63       (0.65)        4.78          3.09
----------------------------------------------  ----------   ----------    --------     --------      --------
Net asset value, end of period                      $32.61       $29.15      $24.52       $25.17        $20.39
==============================================  ==========   ==========    ========     ========      ========
Total return                                         18.63%       28.07%      15.17%       32.16%        21.03%
----------------------------------------------  ----------   ----------    --------     --------      --------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)            $1,258,399   $1,041,378    $815,756     $745,537      $562,419
----------------------------------------------  ----------   ----------    --------     --------      --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                               0.04%        0.15%       0.40%        0.72%         0.92%
----------------------------------------------  ----------   ----------    --------     --------      --------
   Operating expenses including
   reimbursement/waiver                               0.91%        0.94%       0.96%        0.95%         0.98%
----------------------------------------------  ----------   ----------    --------     --------      --------
   Operating expenses excluding
   reimbursement/waiver                               0.91%        0.94%       0.96%        0.95%         0.98%
----------------------------------------------  ----------   ----------    --------     --------      --------
Portfolio turnover rate                                 54%          53%         60%          66%           36%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.01(2), $0.03, $0.09, $0.16 and $0.17, respectively.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the year.

54                                                          GALAXY EQUITY FUNDS

GALAXY GROWTH FUND II
(For a share outstanding throughout each period)

                                                 PERIOD
                                               JUNE 1, 2000                                                            PERIOD ENDED
                                               TO OCTOBER 31,                YEARS ENDED MAY 31,                          MAY 31,
                                               --------------  --------------------------------------------------      ------------
                                                 2000(1)         2000         1999          1998           1997          1996(2)
----------------------------------------------  -------       --------      --------      --------       --------        -------
Net asset value, beginning of period             $12.72         $12.06        $12.93        $12.20         $11.27         $10.00
----------------------------------------------  -------       --------      --------      --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(6)                (0.02)(3)      (0.06)        (0.08)        (0.05)          0.02           0.02
----------------------------------------------  -------       --------      --------      --------       --------        -------
   Net realized and unrealized gain
   (loss) on investments                           2.01           8.72         (0.41)         1.59           0.96           1.25
----------------------------------------------  -------       --------      --------      --------       --------        -------
Total from investment operations                   1.99           8.66         (0.49)         1.54           0.98           1.27

LESS DIVIDENDS:
   Dividends from net investment income            -              -             -             -             (0.05)          -
----------------------------------------------  -------       --------      --------      --------       --------        -------
   Dividends from net realized capital
   gains                                           -             (8.00)        (0.38)        (0.81)          -              -
----------------------------------------------  -------       --------      --------      --------       --------        -------
Total dividends                                    -             (8.00)        (0.38)        (0.81)         (0.05)          -

Net increase (decrease) in net asset value         1.99           0.66         (0.87)         0.73           0.93           1.27
----------------------------------------------  -------       --------      --------      --------       --------        -------
Net asset value, end of period                   $14.71         $12.72        $12.06        $12.93         $12.20         $11.27
==============================================  =======       ========      ========      ========       ========        =======
Total return                                      15.64%(5)      65.97%        (3.54)%       12.64%          8.77%         12.70%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $90,451       $185,556      $185,476      $257,550       $261,487        $46,026
----------------------------------------------  -------       --------      --------      --------       --------        -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                           (0.30)%(4)     (0.33)%       (0.39)%       (0.35)%         0.17%          1.75%(4)
----------------------------------------------  -------       --------      --------      --------       --------        -------
   Operating expenses including
   reimbursement/waiver                            0.88%(4)       0.88%         0.93%         0.91%          0.77%          0.20%(4)
----------------------------------------------  -------       --------      --------      --------       --------        -------
   Operating expenses excluding
   reimbursement/waiver                            0.99%(4)       1.13%         1.18%         1.16%          1.15%          1.73%(4)
----------------------------------------------  -------       --------      --------      --------       --------        -------
Portfolio turnover rate                              28%(5)         79%           61%           49%            57%             0%(5)

(1) The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for either Trust Shares or BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Information for periods prior to June 26, 2000 represents results of the Predecessor Fund.

(2)  The Fund commenced operations on March 28, 1996.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4)  Annualized.

(5)  Not annualized.

(6) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the period ended October 31, 2000 was (0.02)(4).

GALAXY EQUITY FUNDS                                                          55

GALAXY INTERNATIONAL EQUITY FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ------------------------------------------------------------
                                                     2000        1999         1998        1997          1996
                                                  --------     --------     --------    --------      --------
                                                                          TRUST SHARES
------------------------------------------------  --------     --------     --------    --------      --------

Net asset value, beginning of period                $21.18       $17.00       $15.33      $14.01        $12.98
------------------------------------------------  --------     --------     --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.51(2)      0.10(2)      0.14        0.08          0.17
------------------------------------------------  --------     --------     --------    --------      --------
   Net realized and unrealized gain (loss)
   on investments                                    (0.60)        4.80         1.98        2.12          1.30

Total from investment operations                     (0.09)        4.90         2.12        2.20          1.47

LESS DIVIDENDS:
   Dividends from net investment income              (0.16)       (0.15)       (0.09)      (0.20)        (0.20)
------------------------------------------------  --------     --------     --------    --------      --------
   Dividends from net realized capital gains         (1.19)       (0.57)       (0.36)      (0.68)        (0.24)
------------------------------------------------  --------     --------     --------    --------      --------
Total dividends                                      (1.35)       (0.72)       (0.45)      (0.88)        (0.44)

Net increase (decrease) in net asset value           (1.44)        4.18         1.67        1.32          1.03
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, end of period                      $19.74       $21.18       $17.00      $15.33        $14.01
================================================  ========     ========     ========    ========      ========
Total return                                         (1.08)%      29.71%       14.32%      16.60%        11.51%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $912,555     $501,776     $345,692    $265,124      $172,561
------------------------------------------------  --------     --------     --------    --------      --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                               2.28%        0.54%        0.91%       0.57%         1.40%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses including
   reimbursement/ waiver                              0.87%        0.97%        0.96%       1.06%         1.08%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses excluding
   reimbursement/ waiver                              1.12%        1.22%        1.21%       1.32%         1.36%
------------------------------------------------  --------     --------     --------    --------      --------
Portfolio turnover rate                                 50%          45%          49%         45%          146%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.452,
     $0.06, $0.10, $0.04 and $0.13, respectively.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the year.

56                                                          GALAXY EQUITY FUNDS

GALAXY PAN ASIA FUND

(For a share outstanding throughout each period)

                                                                                         PERIOD ENDED
                                                                                          OCTOBER 31,
                                                                                            2000(1)
                                                                                         ------------
                                                                                         TRUST SHARES
--------------------------------------------------------------------------------         ------------
Net asset value, beginning of period                                                        $10.00
--------------------------------------------------------------------------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (2)                                                                  0.02(3)
--------------------------------------------------------------------------------         ------------
   Net realized and unrealized (loss) on investments                                         (0.57)
--------------------------------------------------------------------------------         ------------
Total from investment operations                                                             (0.55)

Net (decrease) in net asset value                                                            (0.55)
--------------------------------------------------------------------------------         ------------
Net asset value, end of period                                                               $9.45
================================================================================         ============
Total return                                                                                 (5.60)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                                        $4,246
--------------------------------------------------------------------------------         ------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver                                       1.64%(4)
--------------------------------------------------------------------------------         ------------
   Operating expenses including reimbursement/waiver                                          1.55%(4)
--------------------------------------------------------------------------------         ------------
   Operating expenses excluding reimbursement/waiver                                          5.97%(4)
--------------------------------------------------------------------------------         ------------
Portfolio turnover rate                                                                         32%(5)

(1)  The Fund began offering Trust Shares on September 22, 2000.

(2) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the period ended October 31, 2000 was $(0.04).

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4)  Annualized.

(5)  Not annualized.

GALAXY EQUITY FUNDS                                                          57

GALAXY SMALL CAP VALUE FUND

(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ------------------------------------------------------------
                                                     2000        1999         1998        1997          1996(1)
                                                  --------     --------     --------    --------      --------
                                                                          TRUST SHARES
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, beginning of period                $13.07       $13.61       $18.37      $14.76        $12.71
------------------------------------------------  --------     --------     --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                           0.08(3)      0.05         0.11        0.01(3)       0.05
------------------------------------------------  --------     --------     --------    --------      --------
   Net realized and unrealized gain (loss)
   on investments                                     2.65         0.74        (2.06)       5.74          2.97
------------------------------------------------  --------     --------     --------    --------      --------
Total from investment operations                      2.73         0.79        (1.95)       5.75          3.02

LESS DIVIDENDS:
   Dividends from net investment income              (0.06)       (0.06)       (0.13)       -            (0.05)
------------------------------------------------  --------     --------     --------    --------      --------
   Dividends in excess of net investment income       -            -            -           -            (0.01)
------------------------------------------------  --------     --------     --------    --------      --------
   Dividends from net realized capital gains         (1.36)       (1.27)       (2.68)      (2.14)        (0.91)
------------------------------------------------  --------     --------     --------    --------      --------
Total dividends                                      (1.42)       (1.33)       (2.81)      (2.14)        (0.97)
Net increase (decrease) in net asset value            1.31        (0.54)       (4.76)       3.61          2.05
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, end of period                      $14.38       $13.07       $13.61      $18.37        $14.76
================================================  ========     ========     ========    ========      ========
Total return                                         22.62%        6.02%      (12.07)%     44.08%        25.22%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $332,703     $255,268     $202,385    $189,257      $137,341
------------------------------------------------  --------     --------     --------    --------      --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                               0.58%        0.47%        0.73%       0.09%         0.45%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses including
   reimbursement/waiver                               0.94%        0.97%        0.96%       0.96%         1.05%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses excluding
   reimbursement/waiver                               0.94%        0.97%        0.96%       0.96%         1.06%
------------------------------------------------  --------     --------     --------    --------      --------
Portfolio turnover rate                                 43%          42%          33%         52%           39%

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(2) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.08(3), $0.05, $0.11, $0.05(3) and $0.05, respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the periods indicated.

58                                                          GALAXY EQUITY FUNDS

GALAXY SMALL COMPANY EQUITY FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ------------------------------------------------------------
                                                     2000        1999         1998        1997          1996
                                                  --------     --------     --------    --------      --------
                                                                          TRUST SHARES
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, beginning of period                $16.13       $13.96       $21.32      $20.20        $16.38
------------------------------------------------  --------     --------     --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                   (0.12)       (0.16)       (0.14)      (0.11)        (0.09)
------------------------------------------------  --------     --------     --------    --------      --------
   Net realized and unrealized gain (loss)
   on investments                                     6.47         2.33        (4.96)       3.61          4.08
------------------------------------------------  --------     --------     --------    --------      --------
Total from investment operations                      6.35         2.17        (5.10)       3.50          3.99

LESS DIVIDENDS:
   Dividends from net realized capital gains          -            -           (2.26)      (2.38)        (0.17)
------------------------------------------------  --------     --------     --------    --------      --------
Total dividends                                       -            -           (2.26)      (2.38)        (0.17)

Net increase (decrease) in net asset value            6.35         2.17        (7.36)       1.12          3.82
------------------------------------------------  --------     --------     --------    --------      --------
Net asset value, end of period                      $22.48       $16.13       $13.96      $21.32        $20.20
================================================  ========     ========     ========    ========      ========
Total return                                         39.43%       15.54%      (26.00)%     19.59%        24.69%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $422,579     $233,326     $222,675    $310,751      $174,990
------------------------------------------------  --------     --------     --------    --------      --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income (loss) including
   reimbursement/waiver                              (0.58)%      (1.00)%      (0.76)%     (0.65)%       (0.60)%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses including
   reimbursement/waiver                               1.03%        1.12%        1.09%       1.09%         1.14%
------------------------------------------------  --------     --------     --------    --------      --------
   Operating expenses excluding
   reimbursement/waiver                               1.03%        1.12%        1.09%       1.12%         1.14%
------------------------------------------------  --------     --------     --------    --------      --------
Portfolio turnover rate                                 91%         105%          78%         69%           82%

(1) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $(0.12), $(0.16), $(0.14), $(0.11) and $(0.09), respectively.


GALAXY EQUITY FUNDS                                                          59

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.

PROTREQ 15038 (3/1/01) PKG50

[GRAPHIC]

GALAXY TAX-EXEMPT BOND FUNDS

THE GALAXY FUND


PROSPECTUS
February 28, 2001

GALAXY TAX-EXEMPT BOND FUND

GALAXY NEW JERSEY MUNICIPAL BOND FUND

GALAXY NEW YORK MUNICIPAL BOND FUND

GALAXY CONNECTICUT MUNICIPAL BOND FUND

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


RETAIL A SHARES AND RETAIL B SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                             [GALAXY FUNDS LOGO]

CONTENTS

 1    RISK/RETURN SUMMARY

 1    Introduction

 2    Galaxy Tax-Exempt Bond Fund

 7    Galaxy New Jersey Municipal Bond Fund

11    Galaxy New York Municipal Bond Fund

15    Galaxy Connecticut Municipal Bond Fund

19    Galaxy Massachusetts Municipal Bond Fund

23    Galaxy Rhode Island Municipal Bond Fund

27    Galaxy Intermediate Tax-Exempt Bond Fund

32    Galaxy Connecticut Intermediate Municipal Bond Fund

37    Galaxy Massachusetts Intermediate Municipal Bond Fund

42    Additional information about risk

43    FUND MANAGEMENT

44    HOW TO INVEST IN THE FUNDS

44    How sales charges work

46    Buying, selling and exchanging shares

46      HOW TO BUY SHARES

48      HOW TO SELL SHARES

49      HOW TO EXCHANGE SHARES

49      OTHER TRANSACTION POLICIES

50    DIVIDENDS, DISTRIBUTIONS AND TAXES

52    GALAXY INVESTOR PROGRAMS

53    HOW TO REACH GALAXY

55    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Tax-Exempt Bond Funds. The Funds invest primarily in municipal securities, which are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, from state and local income tax.

The Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund each commenced operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy.

On the following pages, you'll find important information about each of the Galaxy Tax-Exempt Bond Funds, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

The Funds are designed for investors who are looking for income that's free of federal income tax and who can accept fluctuations in price and yield. A Fund that specializes in a particular state is best suited to residents of that state who are also looking for income that is free of the state's income tax.

TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.


[SIDENOTE]

TAX-EQUIVALENT YIELD

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay federal income tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.


GALAXY TAX-EXEMPT BOND FUNDS                                                   1

GALAXY TAX-EXEMPT BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with as high a level of current interest income free of federal income tax as is consistent with preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, primarily bonds (normally 65% of total assets). Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

[SIDENOTE]

PRESERVATION OF CAPITAL

Preservation of capital means protecting the amount of money you invest in a Fund. If a Fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.

[SIDENOTE]

MUNICIPAL SECURITIES

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.


2                                                   GALAXY TAX-EXEMPT BOND FUNDS

GALAXY TAX-EXEMPT BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[SIDENOTE]

AVERAGE WEIGHTED MATURITY

Average weighted maturity gives you the average time until all debt securities in a Fund come due or MATURE. It is calculated by averaging the time to maturity of all debt securities held by a Fund with each maturity "weighted" according to the percentage of assets it represents.

[SIDENOTE]

TYPES OF MUNICIPAL SECURITIES GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.


GALAXY TAX-EXEMPT BOND FUNDS                                                   3

GALAXY TAX-EXEMPT BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

           1992          9.25%
           1993         11.95%
           1994         -5.37%
           1995         15.79%
           1996          3.31%
           1997          8.72%
           1998          5.73%
           1999         -3.66%
           2000         11.76%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                          SINCE
                          1 YEAR         5 YEARS      INCEPTION
--------------------------------------------------------------------------------
Retail A Shares(1)         6.48%           4.02%          5.68% (12/30/91)
--------------------------------------------------------------------------------
Retail B Shares(2)         6.04%              --          4.26% (3/4/96)
--------------------------------------------------------------------------------
Retail B Shares(3)         6.04%              --          4.26% (3/4/96)
--------------------------------------------------------------------------------
Lehman Brothers                                           6.80% (since 12/31/91)
Municipal Bond Index      11.68%           5.84%          6.03% (since 2/29/96)
--------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on pages 44 and 45.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on pages 44 and 45.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
6.56% for the quarter ending March 31, 1995

WORST QUARTER
-5.39% for the quarter ending March 31, 1994

[SIDENOTE]

The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


4                                                   GALAXY TAX-EXEMPT BOND FUNDS

GALAXY TAX-EXEMPT BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                 MAXIMUM SALES CHARGE (LOAD)      MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                          ON PURCHASES SHOWN     SHOWN AS A % OF THE OFFERING PRICE OR
                                AS A % OF THE OFFERING PRICE             SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------------
Retail A Shares                                     4.75%(1)                                   None(2)
------------------------------------------------------------------------------------------------------
Retail B Shares                                         None                                  5.00%(3)
------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                    DISTRIBUTION                            TOTAL FUND
                                MANAGEMENT           AND SERVICE             OTHER           OPERATING
                                      FEES          (12b-1) FEES          EXPENSES            EXPENSES
------------------------------------------------------------------------------------------------------
Retail A Shares                   0.75%(4)                  None             0.35%            1.10%(4)
------------------------------------------------------------------------------------------------------
Retail B Shares                   0.75%(4)              0.80%(5)             0.20%            1.75%(4)
------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001 or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.90% for Retail A Shares and 1.55% for Retail B Shares. This fee waiver may be revised or discontinued at any time.
(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since 1998.


GALAXY TAX-EXEMPT BOND FUNDS                                                   5

GALAXY TAX-EXEMPT BOND FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
Retail A Shares                               $582             $808          $1,052           $1,752
----------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $678             $851          $1,149           $1,734
----------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $678             $951          $1,249           $1,891
----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

----------------------------------------------------------------------------------------------------
Retail B Shares(1)                            $178             $551            $949           $1,734
----------------------------------------------------------------------------------------------------
Retail B Shares(2)                            $178             $551            $949           $1,891
----------------------------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.
(2)  Retail B Shares purchased on or after January 1, 2001.


6                                                   GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW JERSEY MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey personal income tax, as is consistent with relative stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in New Jersey municipal securities, which are securities issued by the State of New Jersey and other government issuers and that pay interest which is exempt from both federal income tax and New Jersey personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


GALAXY TAX-EXEMPT BOND FUNDS                                                   7

GALAXY NEW JERSEY MUNICIPAL BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and by swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in New Jersey municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect New Jersey. Other considerations affecting the Fund's investments in New Jersey municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


8                                                   GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW JERSEY MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to the date of this prospectus, the Fund had not offered Retail B Shares to investors. The returns for Retail B Shares would have been different than the figures shown below because each class of shares has different expenses.

[CHART]

           1999         -3.20%
           2000         10.59%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                        SINCE
                                                       1 YEAR       INCEPTION
---------------------------------------------------------------------------------------------
Retail A Shares(1)                                      5.29%           2.39% (4/3/98)
---------------------------------------------------------------------------------------------
Retail B Shares(2)                                      5.59%           2.86% (4/3/98)
---------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                   11.68%           5.26% (since 3/31/98)
---------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance shown represents the average annual total returns for Retail A Shares of the Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end sales charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares would have been lower.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
4.43% for the quarter ending December 31, 2000

WORST QUARTER
-2.39% for the quarter ending June 30, 1999

[SIDENOTE]

Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


GALAXY TAX-EXEMPT BOND FUNDS                                                   9

GALAXY NEW JERSEY MUNICIPAL BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                 MAXIMUM SALES CHARGE (LOAD)      MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                          ON PURCHASES SHOWN     SHOWN AS A % OF THE OFFERING PRICE OR
                                AS A % OF THE OFFERING PRICE             SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------------
Retail A Shares                                     4.75%(1)                                   None(2)
------------------------------------------------------------------------------------------------------
Retail B Shares                                         None                                  5.00%(3)
------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                    DISTRIBUTION                            TOTAL FUND
                                MANAGEMENT           AND SERVICE             OTHER           OPERATING
                                      FEES          (12b-1) FEES          EXPENSES            EXPENSES
------------------------------------------------------------------------------------------------------
Retail A Shares                   0.75%(4)                  None          1.27%(4)            2.02%(4)
------------------------------------------------------------------------------------------------------
Retail B Shares                   0.75%(4)               0.80%(4)         0.99%(4)            2.54%(4)
------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the seventh year after purchase. After eight years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.25%. The Fund may pay distribution and service (12b-1) fees of up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares, (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.65%. The Fund's administrator is reimbursing certain expenses so that Other expenses are expected to be 0.86% for Retail A Shares and 0.79% for Retail B Shares. Total Fund operating expenses after these fee waivers and expense reimbursements are expected to be 1.11% for Retail A Shares and 1.69% for Retail B Shares. These fee waivers and expense reimbursements may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    your Retail B Shares convert to Retail A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
Retail A Shares                               $670            $1,078         $1,511           $2,712
----------------------------------------------------------------------------------------------------
Retail B Shares                               $757            $1,191         $1,650           $2,749
----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares                               $257              $791         $1,350           $2,749
----------------------------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since 1998.


10                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW YORK MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income tax, as is consistent with relative stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in New York municipal securities, which are securities issued by the State of New York and other government issuers and that pay interest which is exempt from federal income tax and New York State and New York City personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

GALAXY TAX-EXEMPT BOND FUNDS                                                  11

GALAXY NEW YORK MUNICIPAL BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. As a result, the Fund may be subject to greater volatility than a fund that has greater geographic diversity. Other considerations affecting the Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

12                                                 GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW YORK MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to the date of this prospectus, the Fund had not offered Retail B Shares to investors. The returns for Retail B Shares would have been different than the figures shown below because each class of shares has different expenses.

[CHART]

           1992          8.29%
           1993         12.30%
           1994         -7.26%
           1995         16.85%
           1996          3.38%
           1997          8.66%
           1998          5.96%
           1999         -3.66%
           2000         12.38%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                               SINCE
                                              1 YEAR         5 YEARS           INCEPTION
-----------------------------------------------------------------------------------------------------
Retail A Shares(1)                             7.00%           4.18%           5.49% (12/31/91)
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                 `           7.38%           4.71%           6.11% (12/31/91)
-----------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index          11.68%           5.84%           6.80% (since 12/31/91)
-----------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance shown represents the average annual total returns for Retail A Shares of the Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end sales charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares would have been lower.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
7.39% for the quarter ending March 31, 1995

WORST QUARTER
-6.55% for the quarter ending March 31, 1994

[SIDENOTE]

The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


GALAXY TAX-EXEMPT BOND FUNDS                                                 13

GALAXY NEW YORK MUNICIPAL BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                 MAXIMUM SALES CHARGE (LOAD)      MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                          ON PURCHASES SHOWN     SHOWN AS A % OF THE OFFERING PRICE OR
                                AS A % OF THE OFFERING PRICE             SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------------
Retail A Shares                                     4.75%(1)                                   None(2)
------------------------------------------------------------------------------------------------------
Retail B Shares                                        None                                   5.00%(3)
------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                    DISTRIBUTION                            TOTAL FUND
                                MANAGEMENT           AND SERVICE             OTHER           OPERATING
                                      FEES          (12b-1) FEES          EXPENSES            EXPENSES
------------------------------------------------------------------------------------------------------
Retail A Shares                   0.75%(4)                  None          0.42%(4)            1.17%(4)
------------------------------------------------------------------------------------------------------
Retail B Shares                   0.75%(4)               0.80%(5)         0.26%               1.81%(4)
------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the seventh year after purchase. After eight years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees for Retail A Shares (that are included in Other expenses) so that Other expenses for Retail A Shares are expected to be 0.40%. Total Fund operating expenses after these waivers are expected to be 0.95% for Retail A Shares and 1.61% for Retail B Shares. These fee waivers may be revised or discontinued at any time.
(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown

-   you reinvest all dividends and distributions in the Fund

-   you sell all your shares at the end of the periods shown

-   your investment has a 5% return each year

-   your Retail B Shares convert to Retail A Shares after eight years

-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR           3 YEARS         5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------
Retail A Shares                               $589              $829          $1,088          $1,828
----------------------------------------------------------------------------------------------------
Retail B Shares                               $684              $969          $1,280          $1,959
----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares                               $184              $569            $980          $1,959
----------------------------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 1998.


14                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is consistent with relative stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Connecticut municipal securities, which are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


GALAXY TAX-EXEMPT BOND FUNDS                                                 15

GALAXY CONNECTICUT MUNICIPAL BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

16                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to the date of this prospectus, the Fund had not offered Retail B Shares to investors. The returns for Retail B Shares would have been different than the figures shown below because each class of shares has different expenses.

[CHART]

           1994         -8.07%
           1995         18.02%
           1996          3.35%
           1997          8.61%
           1998          5.84%
           1999         -2.83%
           2000         10.51%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                               SINCE
                                              1 YEAR        5 YEARS          INCEPTION
----------------------------------------------------------------------------------------------------
Retail A Shares(1)                             5.27%           3.98%           4.55% (3/16/93)
----------------------------------------------------------------------------------------------------
Retail B Shares(2)                             5.51%           4.49%           5.20% (3/16/93)
----------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index          11.68%           5.84%           6.27% (since 3/31/93)
----------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance shown represents the average annual total returns for Retail A Shares of the Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end sales charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares would have been lower.


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
7.99% for the quarter ending March 31, 1995

WORST QUARTER
-7.01% for the quarter ending March 31, 1994

[SIDENOTE]

The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


GALAXY TAX-EXEMPT BOND FUNDS                                                  17

GALAXY CONNECTICUT MUNICIPAL BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                         MAXIMUM SALES CHARGE (LOAD)    MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                  ON PURCHASES SHOWN   SHOWN AS A % OF THE OFFERING PRICE OR
                                        AS A % OF THE OFFERING PRICE           SALE PRICE, WHICHEVER IS LESS
-------------------------------------------------------------------------------------------------------------
Retail A Shares                                             4.75%(1)                                  None(2)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                                                 None                                 5.00%(3)
-------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
Retail A Shares                           0.75%(4)              None          0.50%         1.25%(4)
----------------------------------------------------------------------------------------------------
Retail B Shares                           0.75%(4)          0.80%(5)          0.31%         1.86%(4)
----------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the seventh year after purchase. After eight years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.40%. Total Fund operating expenses after this waiver are expected to be 0.90% for Retail A Shares and 1.51% for Retail B Shares. This fee waiver may be revised or discontinued at any time.
(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown

-   you reinvest all dividends and distributions in the Fund

-   you sell all your shares at the end of the periods shown

-   your investment has a 5% return each year

-   your Retail B Shares convert to Retail A Shares after eight years

-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR           3 YEARS         5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------
Retail A Shares                               $596              $853          $1,129          $1,915
----------------------------------------------------------------------------------------------------
Retail B Shares                               $689              $985          $1,306          $2,021
----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares                               $189              $585          $1,006          $2,021
----------------------------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 1998.


18                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts personal income tax, as is consistent with relative stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Massachusetts municipal securities, which are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


GALAXY TAX-EXEMPT BOND FUNDS                                                 19

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

20                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to the date of this prospectus, the Fund had not offered Retail B Shares to investors. The returns for Retail B Shares would have been different than the figures shown below because each class of shares has different expenses.

[CHART]

           1994         -7.71%
           1995         17.15%
           1996          3.04%
           1997          8.95%
           1998          5.63%
           1999         -3.69%
           2000         11.96%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                           SINCE
                                              1 YEAR      5 YEARS      INCEPTION
----------------------------------------------------------------------------------------------------
Retail A Shares(1)                            6.69%         4.01%           4.46% (3/12/93)
----------------------------------------------------------------------------------------------------
Retail B Shares(2)                            6.96%         4.54%           5.11% (3/12/93)
----------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index         11.68%         5.84%           6.05% (since 2/28/93)
----------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance shown represents the average annual total returns for Retail A Shares of the Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end sales charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares would have been lower.


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
7.49% for the quarter ending March 31, 1995

WORST QUARTER
-7.14% for the quarter ending March 31, 1994

[SIDENOTE]

The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


GALAXY TAX-EXEMPT BOND FUNDS                                                  21

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                         MAXIMUM SALES CHARGE (LOAD)    MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                  ON PURCHASES SHOWN   SHOWN AS A % OF THE OFFERING PRICE OR
                                        AS A % OF THE OFFERING PRICE           SALE PRICE, WHICHEVER IS LESS
-------------------------------------------------------------------------------------------------------------
Retail A Shares                                             4.75%(1)                                  None(2)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                                                 None                                 5.00%(3)
-------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
Retail A Shares                           0.75%(4)              None          0.40%         1.15%(4)
----------------------------------------------------------------------------------------------------
Retail B Shares                           0.75%(4)          0.80%(5)          0.27%         1.82%(4)
----------------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the seventh year after purchase. After eight years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.45%. Total Fund operating expenses after this waiver are expected to be 0.85% for Retail A Shares and 1.52% for Retail B Shares. This fee waiver may be revised or discontinued at any time.
(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown

-   you reinvest all dividends and distributions in the Fund

-   you sell all your shares at the end of the periods shown

-   your investment has a 5% return each year

-   your Retail B Shares convert to Retail A Shares after eight years

-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR           3 YEARS         5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------
Retail A Shares                               $587              $823          $1,078          $1,806
----------------------------------------------------------------------------------------------------
Retail B Shares                               $685              $973          $1,285          $1,962
----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:


Retail B Shares                             $185             $573            $985           $1,962
----------------------------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 1998.

22                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island personal income tax, as is consistent with relative stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Rhode Island municipal securities, which are securities issued by the State of Rhode Island and other government issuers and that pay interest which is exempt from both federal income tax and Rhode Island personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


GALAXY TAX-EXEMPT BOND FUNDS                                                  23

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Rhode Island municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Rhode Island. Other considerations affecting the Fund's investments in Rhode Island municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

24                                                 GALAXY TAX-EXEMPT BOND FUNDS

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to the date of this prospectus, the Fund had not offered Retail B Shares to investors. The returns for Retail B Shares would have been different than the figures shown below because each class of shares has different expenses.

[CHART]

           1995         14.32%
           1996          3.63%
           1997          8.54%
           1998          5.87%
           1999         -2.77%
           2000         11.58%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                               SINCE
                                              1 YEAR        5 YEARS        INCEPTION
-----------------------------------------------------------------------------------------------------
Retail A Shares(1)                             6.24%           4.24%           5.84% (12/20/94)
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                             6.58%           4.76%           6.58% (12/20/94)
-----------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index          11.68%           5.84%           7.69% (since 12/31/94)
-----------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance shown represents the average annual total returns for Retail A Shares of the Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares would have been lower.


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
4.90% for the quarter ending March 31, 1995

WORST QUARTER
-1.90% for the quarter ending June 30, 1999

[SIDENOTE]

The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


GALAXY TAX-EXEMPT BOND FUNDS                                                 25

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                         MAXIMUM SALES CHARGE (LOAD)    MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                  ON PURCHASES SHOWN   SHOWN AS A % OF THE OFFERING PRICE OR
                                        AS A % OF THE OFFERING PRICE           SALE PRICE, WHICHEVER IS LESS
-------------------------------------------------------------------------------------------------------------
Retail A Shares                                             4.75%(1)                                  None(2)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                                                 None                                 5.00%(3)
-------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
Retail A Shares                           0.75%(4)              None          0.31%         1.06%(4)
----------------------------------------------------------------------------------------------------
Retail B Shares                           0.75%(4)          0.80%(5)          0.23%         1.78%(4)
----------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the seventh year after purchase. After eight years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.50%. Total Fund operating expenses after this waiver are expected to be 0.81% for Retail A Shares and 1.53% for Retail B Shares. This fee waiver may be revised or discontinued at any time.
(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown

-   you reinvest all dividends and distributions in the Fund

-   you sell all your shares at the end of the periods shown

-   your investment has a 5% return each year

-   your Retail B Shares convert to Retail A Shares after eight years

-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR           3 YEARS         5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------
Retail A Shares                               $578              $796          $1,032          $1,708
----------------------------------------------------------------------------------------------------
Retail B Shares                               $681              $960          $1,264          $1,905
----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares                               $181              $560            $964          $1,905
----------------------------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 1998.

26                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal circumstances, at least 80% of the Fund's net assets are invested in municipal securities or in mutual funds that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal income tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

[SIDENOTE]

DERIVATIVES

A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


GALAXY TAX-EXEMPT BOND FUNDS                                                  27

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

28                                                 GALAXY TAX-EXEMPT BOND FUNDS

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Tax-Exempt Medium-Term Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund.

No performance information is presented for Retail A Shares and Retail B Shares of the Fund because Retail A Shares have less than one full calendar year of performance history and Retail B Shares were not offered by the Fund prior to the date of this prospectus. The returns shown below are for BKB Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000), which are offered in a separate prospectus. BKB Shares, Retail A Shares and Retail B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of BKB Shares (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year. Shares of the Predecessor Fund were sold without any sales charges. If the returns of the Predecessor Fund were restated to reflect the front-end sales charge that investors pay when buying Retail A Shares of the Fund, the returns would be lower. In addition, the returns for Retail A Shares and Retail B Shares would have been different than the figures shown below because each class of shares has different expenses.

[CHART]

           1994         -3.01%
           1995         14.34%
           1996          4.20%
           1997          9.10%
           1998          6.41%
           1999         -2.95%
           2000         10.48%

[SIDENOTE]

BEST QUARTER
5.39% for the quarter ending March 31, 1995

WORST QUARTER
-4.21% for the quarter ending March 31, 1994


GALAXY  TAX-EXEMPT BOND FUNDS                                                29

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000, as compared to broad-based market indices.


                                                                               SINCE
                                               1 YEAR          5 YEARS      INCEPTION
------------------------------------------------------------------------------------------------------
BKB Shares(1)                                    5.25%           4.31%          5.13%  (6/14/93)
------------------------------------------------------------------------------------------------------
BKB Shares(2)                                    5.48%           4.86%          5.81%  (6/14/93)
------------------------------------------------------------------------------------------------------
Lehman Brothers
3-15 Year Blend Municipal Bond Index(3)          9.93%           5.66%          5.40%  (since 5/31/93)
------------------------------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal Bond Index                      9.07%           5.41%          5.79%  (since 5/31/93)
------------------------------------------------------------------------------------------------------

(1) The performance of BKB Shares has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of BKB Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for BKB Shares, average annual total returns for Retail B Shares would have been lower.

(3) The Fund has changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                   MAXIMUM SALES CHARGE (LOAD)      MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                           ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                                 AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------------------------------
Retail A Shares                                      4.75%(1)                                    None(2)
--------------------------------------------------------------------------------------------------------
Retail B Shares                                          None                                   5.00%(3)
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                       DISTRIBUTION                       TOTAL FUND
                                        MANAGEMENT      AND SERVICE          OTHER         OPERATING
                                              FEES     (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
Retail A Shares                           0.75%(4)             None          0.94%          1.69%(4)
----------------------------------------------------------------------------------------------------
Retail B Shares                           0.75%(4)         0.80%(5)          0.20%          1.75%(4)
----------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the seventh year after purchase. After eight years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees and the Fund's transfer agent is waiving a portion of its fees so that Other expenses for Retail A Shares are expected to be 0.30%. Total Fund operating expenses after these waivers are expected to be 0.93% for Retail A Shares and 1.63% for Retail B Shares. These fee waivers may be revised or discontinued at any time.
(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

[SIDENOTE]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

[SIDENOTE]

The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.

30                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown

-   you reinvest all dividends and distributions in the Fund

-   you sell all your shares at the end of the periods shown

-   your investment has a 5% return each year

-   your Retail B Shares convert to Retail A Shares after eight years

-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                            1 YEAR     3 YEARS      5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
Retail A Shares                               $639        $982       $1,349     $2,378
--------------------------------------------------------------------------------------
Retail B Shares                               $678        $951       $1,249     $2,047
--------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares                               $178        $551         $949     $2,047
--------------------------------------------------------------------------------------


GALAXY TAX-EXEMPT BOND FUNDS                                                 31

GALAXY CONNECTICUT INTERMEDIATE
MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income exempt from both federal and Connecticut personal income tax, with a secondary goal of preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds that invest in municipal securities, and at least 65% of its net assets in Connecticut municipal securities. Connecticut municipal securities are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and Connecticut state income tax on individuals, trusts and estates. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable debt securities, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

32                                                 GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

GALAXY TAX-EXEMPT BOND FUNDS                                                 33

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on August 1, 1994 as the Boston 1784 Connecticut Tax-Exempt Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund.

No performance information is presented for Retail A Shares and Retail B Shares of the Fund because Retail A Shares have less than one full calendar year of performance history and Retail B Shares were not offered by the Fund prior to the date of this prospectus. The returns shown below in the bar chart and the table are for BKB Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000), which are offered in a separate prospectus. BKB Shares, Retail A Shares and Retail B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of BKB Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year. Shares of the Predecessor Fund were sold without any sales charges. If the returns of the Predecessor Fund were restated to reflect the front-end sales charge that investors pay when buying Retail A Shares of the Fund, the returns would be lower. In addition, the returns for Retail A Shares and Retail B Shares would have been different than the figures shown below because each class of shares has different expenses.

[CHART]

           1995         14.70%
           1996          3.63%
           1997          8.53%
           1998          6.67%
           1999         -2.81%
           2000         10.15%

[SIDENOTE]

BEST QUARTER
5.91% for the quarter ending March 31, 1995

WORST QUARTER
-2.28% for the quarter ending June 30, 1999


34                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000, as compared to a broad-based market index.


                                                                               SINCE
                                               1 YEAR          5 YEARS      INCEPTION
-------------------------------------------------------------------------------------------------
BKB Shares(1)                                  4.94%           4.11%        5.26% (8/1/94)
-------------------------------------------------------------------------------------------------
BKB Shares(2)                                  5.15%           4.64%        5.95% (since 8/1/94)
-------------------------------------------------------------------------------------------------
Lehman Brothers
3-15 Year Blend Municipal Bond Index(3)        9.93%           5.66%        5.95% (since 7/31/94)
-------------------------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal Bond Index                    9.07%           5.41%        6.13% (since 7/31/94)
-------------------------------------------------------------------------------------------------

(1) The performance of BKB Shares has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of BKB Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for BKB Shares, average annual total returns for Retail B Shares would have been lower.

(3) The Fund has changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                   MAXIMUM SALES CHARGE (LOAD)      MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                           ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                                 AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------------------------------
Retail A Shares                                      4.75%(1)                                    None(2)
--------------------------------------------------------------------------------------------------------
Retail B Shares                                          None                                   5.00%(3)
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                        DISTRIBUTION                       TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER         OPERATING
                                              FEES      (12b-1) FEES       EXPENSES          EXPENSES
-----------------------------------------------------------------------------------------------------
Retail A Shares                           0.75%(4)              None          0.62%          1.37%(4)
-----------------------------------------------------------------------------------------------------
Retail B Shares                           0.75%(4)          0.80%(5)          0.22%          1.77%(4)
-----------------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the seventh year after purchase. After eight years, your Retail B Shares will automatically convert to Retail A shares. See "How to invest in the Funds - How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees and the Fund's transfer agent is waiving a portion of its fees so that Other expenses for Retail A Shares are expected to be 0.32%. Total Fund operating expenses after these waivers are expected to be 0.95% for Retail A Shares and 1.65% for Retail B Shares. These fee waivers may be revised or discontinued at any time.
(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% f0r distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

[SIDENOTE]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

[SIDENOTE]

The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


GALAXY TAX-EXEMPT BOND FUNDS                                                  35

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown

-   you reinvest all dividends and distributions in the Fund

-   you sell all your shares at the end of the periods shown

-   your investment has a 5% return each year

-   your Retail B shares convert to Retail A Shares after eight years

-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                            1 YEAR     3 YEARS      5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
Retail A Shares                               $608        $888       $1,189     $2,043
--------------------------------------------------------------------------------------
Retail B Shares                               $680        $957       $1,259     $1,979
--------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares                               $180        $557         $959     $1,979
--------------------------------------------------------------------------------------


36                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS INTERMEDIATE
MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds that invest in municipal securities, and at least 65% of its net assets in Massachusetts municipal securities. Massachusetts municipal securities are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

GALAXY TAX-EXEMPT BOND FUNDS                                                 37

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


38                                                 GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Massachusetts Tax-Exempt Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund.

No performance information is presented for Retail A Shares and Retail B Shares of the Fund because Retail A Shares have less than one full calendar year of performance history and Retail B Shares were not offered by the Fund prior to the date of this prospectus. The returns shown below in the bar chart and the table are for BKB Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000), which are offered in a separate prospectus. BKB Shares, Retail A Shares and Retail B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of BKB Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year. Shares of the Predecessor Fund were sold without any sales charges. If the returns of the Predecessor Fund were restated to reflect the front-end sales charge that investors pay when buying Retail A Shares of the Fund, the returns would be lower. In addition, the returns for Retail A Shares and Retail B Shares would have been different than the figures shown below because each class of shares has different expenses.

[CHART]

           1994         -5.45%
           1995         13.77%
           1996          3.32%
           1997          8.89%
           1998          5.91%
           1999         -2.16%
           2000          9.92%

[SIDENOTE]

BEST QUARTER
5.45% for the quarter ending  March 31, 1995

WORST QUARTER
-5.17% for the quarter ending March 31, 1994


GALAXY TAX-EXEMPT BOND FUNDS                                                 39

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000, as compared to a broad-based market index.


                                                                             SINCE
                                              1 YEAR        5 YEARS        INCEPTION
-------------------------------------------------------------------------------------------------
BKB Shares(1)                                  4.72%           4.06%        4.59% (6/14/93)
-------------------------------------------------------------------------------------------------
BKB Shares(2)                                  4.92%           4.59%        5.27% (6/14/93)
-------------------------------------------------------------------------------------------------
Lehman Brothers
3-15 Year Blend Municipal Bond Index(3)        9.93%           5.66%        5.40% (since 5/31/93)
-------------------------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal Bond Index                    9.07%           5.41%        5.79% (since 5/31/93)
-------------------------------------------------------------------------------------------------


(1) The performance of BKB Shares has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of BKB Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for BKB Shares, average annual total returns for Retail B Shares would have been lower.

(3) The Fund has changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                               MAXIMUM SALES CHARGE (LOAD)           MAXIMUM DEFERRED SALES CHARGE
                                       ON PURCHASES SHOWN      (LOAD) SHOWN AS A % OF THE OFFERING
                             AS A % OF THE OFFERING PRICE   PRICE OR SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------------------------
Retail A Shares                                  4.75%(1)                                  None(2)
--------------------------------------------------------------------------------------------------
Retail B Shares                                      None                                 5.00%(3)
--------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                       DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT      AND SERVICE           OTHER       OPERATING
                                              FEES     (12b-1) FEES        EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------
Retail A Shares                           0.75%(4)             None           0.34%        1.09%(4)
---------------------------------------------------------------------------------------------------
Retail B Shares                           0.75%(4)            0.80%           0.21%        1.76%(4)
---------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the seventh year after purchase. After eight years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees for Retail A Shares (that are included in Other expenses) so that Other expenses are expected to be 0.32%. Total Fund operating expenses after these waivers are expected to be 0.95% for Retail A Shares and 1.64% for Retail B Shares. These fee waivers may be revised or discontinued at any time.

(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

[SIDENOTE]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

[SIDENOTE]

The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


40                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown

-   you reinvest all dividends and distributions in the Fund

-   you sell all your shares at the end of the periods shown

-   your investment has a 5% return each year

-   your Retail B Shares convert to Retail A Shares after eight years

-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                            1 YEAR     3 YEARS      5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
Retail A Shares                               $581        $805       $1,047     $1,741
--------------------------------------------------------------------------------------
Retail B Shares                               $679        $954       $1,254     $1,896
--------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares                               $179        $554         $954     $1,896
--------------------------------------------------------------------------------------

GALAXY TAX-EXEMPT BOND FUNDS                                                 41

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Tax-Exempt Bond Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of its total assets. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which the Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


42                                                  GALAXY TAX-EXEMPT BOND FUNDS

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. Prior to the reorganization of the Boston 1784 Funds into Galaxy, Fleet National Bank (formerly known as BankBoston N.A.) served as the investment adviser to each of the Predecessor Funds. Fleet National Bank is a wholly-owned subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser and/or Fleet National Bank by the Funds during the fiscal year or period ended October 31, 2000 are set forth below.

                                              MANAGEMENT FEE
                                                   AS A % OF
FUND                                      AVERAGE NET ASSETS
------------------------------------------------------------
Tax-Exempt Bond                                        0.55%
------------------------------------------------------------
New Jersey Municipal Bond                              0.25%
------------------------------------------------------------
New York Municipal Bond                                0.55%
------------------------------------------------------------
Connecticut Municipal Bond                             0.35%
------------------------------------------------------------
Massachusetts Municipal Bond                           0.35%
------------------------------------------------------------
Rhode Island Municipal Bond                            0.45%
------------------------------------------------------------
Intermediate Tax-Exempt Bond                           0.63%
------------------------------------------------------------
Connecticut Intermediate
Municipal Bond                                         0.63%
------------------------------------------------------------
Massachusetts Intermediate
Municipal Bond                                         0.63%
------------------------------------------------------------

During the fiscal year ended May 31, 2000, the Predecessor Funds to the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund paid management fees to Fleet National Bank at the annual rates of 0.68%, 0.67% and 0.67%, respectively, of average daily net assets.

GALAXY TAX-EXEMPT BOND FUNDS                                                 43

HOW TO INVEST IN THE FUNDS

HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Retail A Shares of a Fund, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Retail B Shares of a Fund, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.

RETAIL A SHARES

The table below shows the sales charge you'll pay if you buy Retail A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.


                                      TOTAL SALES CHARGE
                          -------------------------------------
                                   AS A % OF          AS A % OF
AMOUNT OF                 THE OFFERING PRICE               YOUR
YOUR INVESTMENT                    PER SHARE         INVESTMENT
---------------------------------------------------------------
Less than $50,000                      4.75%           4.99%
---------------------------------------------------------------
$50,000 but less than
$100,000                               4.50%           4.71%
---------------------------------------------------------------
$100,000 but less than
$250,000                               3.50%           3.63%
---------------------------------------------------------------
$250,000 but less than
$500,000                               2.50%           2.56%
---------------------------------------------------------------
$500,000 but less than
$1,000,000                             2.00%           2.04%
---------------------------------------------------------------
$1,000,000 and over                    0.00%(1)        0.00%(1)
---------------------------------------------------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs - Systematic withdrawal plan" on page 52.

Galaxy's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.

There's no sales charge when you buy Retail A Shares if:

-   You buy shares by reinvesting your dividends and distributions.

- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

- You're an investment professional who places trades for your clients and charges them a fee.

- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

-   You were a Galaxy shareholder before December 1, 1995.

- You were a shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

RETAIL B SHARES

If you bought Retail B Shares of the Galaxy Tax-Exempt Bond Fund prior to January 1,

[SIDENOTE]

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.

[SIDENOTE]

SALES CHARGE WAIVERS

Ask your financial adviser or Galaxy's distributor, or consult the SAI, for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your financial adviser or Galaxy's distributor that you qualify for a sales load waiver. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

44                                                  GALAXY TAX-EXEMPT BOND FUNDS

2001, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased prior to January 1, 2001:



IF YOU SELL ALL YOUR SHARES              YOU'LL PAY A CDSC OF
-------------------------------------------------------------
during the first year                             5.00%
-------------------------------------------------------------
during the second year                            4.00%
-------------------------------------------------------------
during the third year                             3.00%
-------------------------------------------------------------
during the fourth year                            3.00%
-------------------------------------------------------------
during the fifth year                             2.00%
-------------------------------------------------------------
during the sixth year                             1.00%
-------------------------------------------------------------
after the sixth year                               None
-------------------------------------------------------------

If you buy Retail B Shares of a Fund on or after January 1, 2001, you won't pay a CDSC unless you sell your shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001:


IF YOU SELL ALL YOUR SHARES              YOU'LL PAY A CDSC OF
-------------------------------------------------------------
during the first year                             5.00%
-------------------------------------------------------------
during the second year                            4.00%
-------------------------------------------------------------
during the third year                             4.00%
-------------------------------------------------------------
during the fourth year                            4.00%
-------------------------------------------------------------
during the fifth year                             3.00%
-------------------------------------------------------------
during the sixth year                             2.00%
-------------------------------------------------------------
during the seventh year                           1.00%
-------------------------------------------------------------
after the seventh year                             None
-------------------------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Retail B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial dealer or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Funds do not intend to pay more than 0.15% in shareholder service fees with respect to Retail A Shares during the current fiscal year.

Retail B Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of each Fund's Retail B Share assets. The Funds do not intend to pay more than 0.80% in distribution and shareholder service (12b-1) fees during the current fiscal year. Galaxy has adopted a plan under Rule 12b-1 that allows each Fund that offers Retail B Shares to pay fees from its Retail B Share assets for selling and distributing Retail B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

CONVERTING RETAIL B SHARES TO RETAIL A SHARES

If you bought Retail B Shares of the Tax-Exempt Bond Fund prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares of the Fund six years after your purchase. If you buy Retail B Shares of a Fund on or after January 1, 2001, your Retail B Shares


GALAXY TAX-EXEMPT BOND FUNDS                                                 45
will automatically convert to Retail A Shares of the Fund eight years after purchase. This allows you to benefit from the lower annual expenses of Retail A Shares.

CHOOSING BETWEEN RETAIL A SHARES
AND RETAIL B SHARES

Retail B Shares are subject to higher fees than Retail A Shares. For this reason, Retail A Shares can be expected to pay higher dividends than Retail B Shares. However, because Retail A Shares are subject to an initial sales charge which is deducted at the time you purchase Retail A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Retail A Shares than if you purchase Retail B Shares of the Fund.

In deciding whether to buy Retail A Shares or Retail B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Retail B Shares may equal or exceed the initial sales charge and fees for Retail A Shares. Retail A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years.

Consult your financial adviser for help in choosing the appropriate share class.

BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares and Retail B Shares of the Funds on any business day, that the Funds are open for business, which is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open.

Retail A Shares and Retail B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below, less any applicable CDSC. NAV is determined on each business day at the close of regular trading on the New York Stock Exchange that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

HOW TO BUY SHARES

You can buy shares through your financial adviser or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A financial adviser who places orders on your behalf may charge you a separate fee for their services.

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. The financial adviser

[SIDENOTE]

MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is:

-   $2,500 for regular accounts

-   $100 for college savings accounts.

There is generally no minimum initial investment if you participate in the Automatic Investment Program. You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

46                                                  GALAXY TAX-EXEMPT BOND FUNDS
holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

You can also buy shares directly from Galaxy's distributor in any of the following ways:

BUYING BY MAIL

Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE

To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor.

You should wire money and registration instructions to:

Fleet National Bank
100 Federal Street
Boston, MA 02110
ABA #0110-0013-8
DDA #79673-5702
Ref: The Galaxy Fund
(Account number)
(Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your bank or other financial institution may charge you a fee for sending funds by wire.

DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.

- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you

[SIDENOTE]

DISCOUNT PLANS

You must tell your financial adviser or Galaxy's distributor when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply. To contact Galaxy's distributor call 1-877-BUY-GALAXY (1-877-289-4252).


GALAXY TAX-EXEMPT BOND FUNDS                                                  47
    indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.

- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.

- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.

HOW TO SELL SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's distributor by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. Your financial adviser is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell your shares directly through Galaxy's distributor in any of the following ways:

SELLING BY MAIL

Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

-   The name of the Fund

-   The number of shares or the dollar amount you want to sell

-   Your account number

-   Your Social Security number or tax identification number

- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE

Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or other financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

[SIDENOTE]

SIGNATURE GUARANTEES

When selling your shares by mail or by phone, you must have your signature guaranteed if:

-   you're selling shares worth more than $50,000

- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian

- you want Galaxy to send your money to the address on your account that's changed within the last 30 days

-   you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

48                                                  GALAXY TAX-EXEMPT BOND FUNDS

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. You won't pay a sales charge for exchanging your Retail A Shares.

You may exchange Retail B Shares of a Fund for Retail B Shares of any other Galaxy Fund. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.

TO EXCHANGE SHARES:

-    ask your financial adviser

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-    send your request in writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI 02940-6520

Galaxy doesn't charge any fee for making exchanges but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.


GALAXY TAX-EXEMPT BOND FUNDS                                                 49

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Funds generally declare dividends from net investment income daily and pay them monthly. They normally distribute net capital gains annually. It's expected that the Funds' annual distributions will be mainly income dividends. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

It is expected that the Funds will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Fund will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by each Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

50                                                 GALAXY TAX-EXEMPT BOND FUNDS

STATE AND LOCAL TAXES

Dividends paid by the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund that are attributable to interest earned by the Fund may be taxable to shareholders under state or local law. Each state-specific Fund intends to comply with certain state and/or local tax requirements so that its income and dividends generally will be exempt from the applicable state and/or local taxes described above in the description for such Fund. Dividends, if any, derived from interest on securities other than the state-specific municipal securities in which each Fund primarily invests or from any capital gains will be subject to the particular state's taxes. However, with respect to the Connecticut Municipal Bond Fund and Connecticut Intermediate Municipal Bond Fund, dividends, if any, derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the Connecticut state income tax on individuals, trusts and estates if paid on Fund shares held as capital assets.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


GALAXY TAX-EXEMPT BOND FUNDS                                                 51

GALAXY INVESTOR PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter.

PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50.

DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares of a Fund made through the plan that don't annually exceed 12% of your account's value.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to Galaxy at:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.


52                                                 GALAXY TAX-EXEMPT BOND FUNDS

HOW TO REACH GALAXY

THROUGH YOUR FINANCIAL ADVISER

Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.

GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy representative.

INVESTCONNECT

InvestConnect is Galaxy's Shareholder Voice Response System. Call 1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week. InvestConnect may not be available to you if you invest in Galaxy Funds through a financial adviser.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.

THE INTERNET

Please visit Galaxy's Web site at: www.galaxyfunds.com

[SIDENOTE]

HEARING IMPAIRED

Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.


GALAXY TAX-EXEMPT BOND FUNDS                                                 53

                  This page intentionally left blank.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Retail A Shares and Retail B Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). Certain information reflects the financial performance of a single Retail A Share or Retail B Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares and/or Retail B Shares of each Fund, assuming all dividends and distributions were reinvested. As of the date of this prospectus, Retail B Shares of the New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund, Rhode Island Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund have not been offered to investors. The Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund each began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, each Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Funds exchanged their shares for Trust Shares and BKB Shares of the Funds.

The information in the financial highlights tables for the fiscal years or periods ended October 31, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000 and are incorporated by reference into the SAI. With respect to the Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund and Rhode Island Municipal Bond Fund, the information for the fiscal years ended October 31, 1998, 1997 and 1996 was audited by Galaxy's former auditors. With respect to the Predecessor Funds, the information for the fiscal years or periods ended May
31, 2000, 1999, 1998, 1997 and 1996 was audited by the Predecessor Funds' former auditors, PricewaterhouseCoopers LLP, whose report dated July 17, 2000 is also incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.


GALAXY TAX-EXEMPT BOND FUNDS                                                 55

GALAXY TAX-EXEMPT BOND FUND
(For a share outstanding throughout each period)

                                                                           YEARS ENDED OCTOBER 31,
                                          ------------------------------------------------------------------------------------------
                                                 2000            1999              1998            1997                1996
                                          ------------------------------------------------------------------------------------------
                                           RETAIL   RETAIL  RETAIL  RETAIL    RETAIL  RETAIL  RETAIL   RETAIL    RETAIL    RETAIL
                                             A        B       A       B         A       B        A       B         A         B
                                           SHARES   SHARES  SHARES  SHARES    SHARES  SHARES  SHARES   SHARES    SHARES    SHARES(1)
======================================    ==========================================================================================
Net asset value, beginning of period       $10.33   $10.33  $11.30   $11.30   $11.06  $11.06   $10.78   $10.78   $10.78   $10.94
--------------------------------------    ------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                   0.47     0.40    0.46     0.39     0.48    0.42     0.50     0.43     0.50     0.27
--------------------------------------    ------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                      0.35     0.35   (0.83)   (0.83)    0.34    0.33     0.29     0.29     -       (0.16)
--------------------------------------    ------------------------------------------------------------------------------------------
Total from investment operations             0.82     0.75   (0.37)   (0.44)    0.82    0.75     0.79     0.72     0.50     0.11

LESS DIVIDENDS:
  Dividends from net investment income      (0.47)   (0.40)  (0.46)   (0.39)   (0.49)  (0.42)   (0.50)   (0.43)   (0.50)   (0.27)
--------------------------------------    ------------------------------------------------------------------------------------------
  Dividends from net realized capital          -         -   (0.14)   (0.14)   (0.09)  (0.09)   (0.01)   (0.01)      -        -
   gains
--------------------------------------    ------------------------------------------------------------------------------------------
Total dividends                             (0.47)   (0.40)  (0.60)   (0.53)   (0.58)  (0.51)   (0.51)   (0.44)   (0.50)   (0.27)

Net increase (decrease) in net asset         0.35     0.35   (0.97)   (0.97)    0.24    0.24     0.28     0.28       -     (0.16)
 value
--------------------------------------    ------------------------------------------------------------------------------------------
Net asset value, end of period             $10.68   $10.68  $10.33   $10.33   $11.30  $11.30   $11.06   $11.06   $10.78   $10.78
======================================    ==========================================================================================
Total return(3)                              8.12%    7.41%  (3.45)%  (4.07)%   7.60%   6.95%    7.49%    6.83%    4.77%    1.08%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)       $21,229   $3,426 $25,704   $3,382  $24,764  $2,715  $25,465   $1,690  $28,339     $787
--------------------------------------    ------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income including
  reimbursement/waiver                       4.48%    3.82%   4.25%    3.61%    4.32%   3.71%    4.60%    3.95%    4.68%    4.08%(5)
--------------------------------------    ------------------------------------------------------------------------------------------
  Operating expenses including
  reimbursement/waiver                       0.89%    1.55%   0.92%    1.55%    0.94%   1.55%    0.95%    1.60%    0.93%    1.57%(5)
--------------------------------------    ------------------------------------------------------------------------------------------
  Operating expenses excluding
  reimbursement/waiver                       1.10%    1.75%   1.12%    1.75%    1.15%   1.76%    1.18%    1.83%    1.18%    1.77%(5)
--------------------------------------    ------------------------------------------------------------------------------------------
Portfolio turnover rate                        73%      73%     23%      23%      59%     59%      78%      78%      15%      15%

(1) The Fund began offering Retail B Shares on March 4, 1996.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.45, $0.44, $0.46, $0.47 and $0.48, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 was $0.38, $0.37, $0.40, $0.40 and $0.25, respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(4) Not annualized.

(5) Annualized.


56                                                 GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW JERSEY MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                                                          PERIOD ENDED
                                                                     YEARS ENDED OCTOBER 31,               OCTOBER 31,
                                                                ----------------------------------------------------------
                                                                     2000                1999                 1998(1)
                                                                ----------------------------------------------------------
                                                                RETAIL A SHARES     RETAIL A SHARES      RETAIL A SHARES
===========================================================     ================= ==================== ===================
Net asset value, beginning of period                                 $9.56              $10.24               $10.00
-----------------------------------------------------------     ----------------- -------------------- -------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                           0.40                0.36                 0.20
-----------------------------------------------------------     ----------------- -------------------- -------------------
   Net realized and unrealized gain (loss) on investments             0.31               (0.68)                0.24
-----------------------------------------------------------     ----------------- -------------------- -------------------
Total from investment operations                                      0.71               (0.32)                0.44

LESS DIVIDENDS:
   Dividends from net investment income                              (0.39)              (0.36)               (0.20)
--------------------------------------------------------------------------------------------------------------------------
Total dividends                                                      (0.39)              (0.36)               (0.20)

Net increase (decrease) in net asset value                            0.32               (0.68)                0.24
-----------------------------------------------------------     ----------------- -------------------- -------------------
Net asset value, end of period                                       $9.88               $9.56               $10.24
===========================================================     ================= ==================== ===================
Total return(3)                                                       7.61%              (3.24)%               4.34%(4)
-----------------------------------------------------------     ----------------- -------------------- -------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                $1,198              $1,302                 $815
-----------------------------------------------------------     ----------------- -------------------- -------------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver               4.03%               3.56%                3.62%(5)
-----------------------------------------------------------     ----------------- -------------------- -------------------
   Operating expenses including reimbursement/waiver                  0.99%               1.11%                1.09%(5)
-----------------------------------------------------------     ----------------- -------------------- -------------------
   Operating expenses excluding reimbursement/waiver                  2.02%               2.11%                3.65%(5)
-----------------------------------------------------------     ----------------- -------------------- -------------------
Portfolio turnover rate                                                 77%                 41%                  53%(4)

(1) The Fund commenced operations on April 3, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 was $0.30, $0.26 and $0.06, respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares.

(4) Not annualized.

(5) Annualized.

GALAXY TAX-EXEMPT BOND FUNDS                                                 57

GALAXY NEW YORK MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                                    YEARS ENDED OCTOBER 31,
                                                                  ---------------------------------------------------------
                                                                     2000        1999         1998       1997       1996
                                                                  ----------  ----------  ----------  ---------  ----------
                                                                   RETAIL A    RETAIL A    RETAIL A    RETAIL A   RETAIL A
                                                                    SHARES      SHARES      SHARES      SHARES     SHARES
=============================================================     ==========  ==========  ==========  =========  ==========
Net asset value, beginning of period                                $10.57      $11.44      $11.09      $10.75     $10.78
-------------------------------------------------------------     ----------  ----------  ----------  ---------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                           0.48        0.48        0.48        0.49       0.48
-------------------------------------------------------------     ----------  ----------  ----------  ---------  ----------
   Net realized and unrealized gain (loss) on investments            (0.44)      (0.89)       0.35        0.34      (0.03)
-------------------------------------------------------------     ----------  ----------  ----------  ---------  ----------
Total from investment operations                                     (0.92)      (0.41)       0.83        0.83       0.45

LESS DIVIDENDS:
   Dividends from net investment Income                              (0.50)      (0.46)      (0.48)      (0.49)     (0.48)
-------------------------------------------------------------     ----------  ----------  ----------  ---------  ----------
Total dividends                                                      (0.50)      (0.46)      (0.48)      (0.49)     (0.48)

Net increase (decrease) in net asset value                            0.42       (0.87)       0.35        0.34      (0.03)
-------------------------------------------------------------     ----------  ----------  ----------  ---------  ----------
Net asset value, end of period                                      $10.99      $10.57      $11.44      $11.09     $10.75
=============================================================     ==========  ==========  ==========  =========  ==========
Total return (2)                                                      8.93%      (3.72)%      7.65%       7.93%      4.31%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $38,700     $41,343     $48,218     $38,434    $40,154
-------------------------------------------------------------     ----------  ----------  ----------  ---------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver               4.47%       4.31%       4.27%       4.52%      4.50%
-------------------------------------------------------------     ----------  ----------  ----------  ---------  ----------
   Operating expenses including reimbursement/waiver                  0.95%       0.96%       0.87%       0.94%      0.95%
-------------------------------------------------------------     ----------  ----------  ----------  ---------  ----------
   Operating expenses excluding reimbursement/waiver                  1.17%       1.16%       1.20%       1.26%      1.35%
-------------------------------------------------------------     ----------  ----------  ----------  ---------  ----------
Portfolio turnover rate                                                 37%         24%         27%         61%        12%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.45, $0.46, $0.45, $0.45 and $0.44, respectively.

(2) Calculation does not include the effect of any sales charge for Retail A Shares.


58                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                                    YEARS ENDED OCTOBER 31,
                                                                 -----------------------------------------------------------
                                                                     2000        1999         1998       1997       1996
                                                                 -----------------------------------------------------------
                                                                   RETAIL A    RETAIL A    RETAIL A    RETAIL A   RETAIL A
                                                                    SHARES      SHARES      SHARES      SHARES     SHARES
===============================================================  ============ =========== =========== ========== ===========
Net asset value, beginning of period                                $10.09      $10.82      $10.47      $10.14     $10.13
---------------------------------------------------------------  ------------ ----------- ----------- ---------- -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                           0.44        0.43        0.43        0.45       0.42
---------------------------------------------------------------  ------------ ----------- ----------- ---------- -----------
   Net realized and unrealized gain (loss) on investments             0.30       (0.73)       0.35        0.33       0.01
---------------------------------------------------------------  ------------ ----------- ----------- ---------- -----------
Total from investment operations                                      0.74       (0.30)       0.78        0.78       0.43

LESS DIVIDENDS:
   Dividends from net investment Income                              (0.44)      (0.43)      (0.43)      (0.45)     (0.42)
---------------------------------------------------------------  ------------ ----------- ----------- ---------- -----------
Total dividends                                                      (0.44)      (0.43)      (0.43)      (0.45)     (0.42)

Net increase (decrease) in net asset Value                            0.30       (0.73)       0.35        0.33      (0.01)
---------------------------------------------------------------  ------------ ----------- ----------- ---------- -----------
Net asset value, end of period                                      $10.39      $10.09      $10.82      $10.47     $10.14
===============================================================  ============ =========== =========== ========== ===========
Total return(2)                                                       7.50%      (2.87)%      7.58%       7.86%      4.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $25,346     $26,715     $24,856     $23,355    $23,244
---------------------------------------------------------------  ------------ ----------- ----------- ---------- -----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver               4.30%       4.07%       4.02%       4.30%      4.13%
---------------------------------------------------------------  ------------ ----------- ----------- ---------- -----------
   Operating expenses including reimbursement/waiver                  0.84%       0.85%       0.88%       0.70%      0.70%
---------------------------------------------------------------  ------------ ----------- ----------- ---------- -----------
   Operating expenses excluding reimbursement/waiver                  1.25%       1.25%       1.31%       1.31%      1.38%
---------------------------------------------------------------  ------------ ----------- ----------- ---------- -----------
Portfolio turnover rate                                                 33%         53%         46%         42%         3%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.40, $0.39, $0.38, $0.38 and $0.35, respectively.

(2) Calculation does not include the effect of any sales charge for Retail A Shares.


GALAXY TAX-EXEMPT BOND FUNDS                                                 59

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                                    YEARS ENDED OCTOBER 31,
                                                                ------------ ----------- ----------- ----------- -----------
                                                                     2000        1999         1998       1997       1996
                                                                ------------ ----------- ----------- ----------- -----------
                                                                   RETAIL A    RETAIL A    RETAIL A    RETAIL A   RETAIL A
                                                                    SHARES      SHARES      SHARES      SHARES     SHARES
=============================================================   ============ =========== =========== =========== ===========
Net asset value, beginning of period                                 $9.76      $10.53      $10.25       $9.94      $9.98
-------------------------------------------------------------   ------------ ----------- ----------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                           0.45        0.43        0.46        0.45       0.43
-------------------------------------------------------------   ------------ ----------- ----------- ----------- -----------
   Net realized and unrealized gain (loss) on investments             0.34       (0.77)       0.27        0.32      (0.04)
-------------------------------------------------------------   ------------ ----------- ----------- ----------- -----------
Total from investment operations                                      0.79       (0.34)       0.73        0.77       0.39

LESS DIVIDENDS:
   Dividends from net investment income                              (0.45)      (0.43)      (0.45)      (0.46)     (0.43)
-------------------------------------------------------------   ------------ ----------- ----------- ----------- -----------
Total dividends                                                      (0.45)      (0.43)      (0.45)      (0.46)     (0.43)

Net increase (decrease) in net asset value                           (0.34)      (0.77)       0.28        0.31      (0.04)
-------------------------------------------------------------   ------------ ----------- ----------- ----------- -----------
Net asset value, end of period                                      $10.10       $9.76      $10.53      $10.25      $9.94
=============================================================   ============ =========== =========== =========== ===========
Total return(2)                                                       8.30%      (3.35)%      7.22%       7.92%      4.05%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $33,830     $39,696     $44,189     $33,318    $26,275
-------------------------------------------------------------   ------------ ----------- ----------- ----------- -----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver               4.55%       4.18%       4.30%       4.38%      4.42%
-------------------------------------------------------------   ------------ ----------- ----------- ----------- -----------
   Operating expenses including reimbursement/waiver                  0.75%       0.79%       0.78%       0.63%      0.66%
-------------------------------------------------------------   ------------ ----------- ----------- ----------- -----------
   Operating expenses excluding reimbursement/waiver                  1.15%       1.19%       1.21%       1.20%      1.32%
-------------------------------------------------------------   ------------ ----------- ----------- ----------- -----------
Portfolio turnover rate                                                 34%         34%         44%         48%        16%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.41, $0.39, $0.41, $0.39 and $0.37, respectively.

(2) Calculation does not include the effect of any sales charge for Retail A Shares.


60                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY RHODE ISLAND MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                                    YEARS ENDED OCTOBER 31,
                                                                  ----------------------------------------------------------
                                                                     2000        1999         1998       1997       1996
                                                                  ----------- ----------  ----------- ---------- -----------
                                                                   RETAIL A    RETAIL A    RETAIL A    RETAIL A   RETAIL A
                                                                    SHARES      SHARES      SHARES      SHARES     SHARES
================================================================  =========== ==========  =========== ========== ===========
Net asset value, beginning of period                                 $10.36      $11.18      $10.91      $10.65     $10.67
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                            0.48(3)     0.48        0.50        0.48       0.51
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
   Net realized and unrealized gain on investments                     0.39       (0.77)       0.29        0.32       0.03
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
Total from investment operations                                       0.87       (0.29)       0.79        0.80       0.54

LESS DIVIDENDS:
   Dividends from net investment Income                               (0.48)      (0.48)      (0.50)      (0.50)     (0.51)
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
   Dividends from net realized capital gains                           -          (0.05)      (0.02)      (0.04)     (0.05)
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
Total dividends                                                       (0.48)      (0.53)      (0.52)      (0.54)     (0.56)

Net increase (decrease) in net asset value                             0.39       (0.82)       0.27        0.26      (0.02)
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
Net asset value, end of period                                       $10.75      $10.36      $11.18      $10.91     $10.65
================================================================  =========== ==========  =========== ========== ===========
Total return(2)                                                        8.65%      (2.73)%      7.35%       7.78%      5.22%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                $26,023     $19,833     $20,210     $17,134    $14,900
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver                4.58%       4.41%       4.52%       4.50%      4.78%
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
   Operating expenses including reimbursement/waiver                   0.73%       0.80%       0.81%       0.83%      0.77%
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
   Operating expenses excluding reimbursement/waiver                   1.06%       1.20%       1.23%       1.34%      1.34%
----------------------------------------------------------------  ----------- ----------  ----------- ---------- -----------
Portfolio turnover rate                                                  43%         34%         41%         19%        13%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.45, $0.44, $0.45, $0.43 and $0.45, respectively.

(2) Calculation does not include the effect of any sales charge for Retail A Shares.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.


GALAXY TAX-EXEMPT BOND FUNDS                                                 61

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
(For a share outstanding throughout each period)

                                                                                    JUNE 26, 2000
                                                                                      THROUGH
                                                                                     OCTOBER 31,
                                                                                        2000*
                                                                                   ---------------
                                                                                   RETAIL A SHARES
=============================================================================     ================
Net asset value, beginning of period                                                    $9.82
-----------------------------------------------------------------------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                                               0.15(4)
-----------------------------------------------------------------------------     ----------------
   Net realized and unrealized gain (loss) on investments                                 0.19
-----------------------------------------------------------------------------     ----------------
Total from investment operations                                                          0.34

LESS DIVIDENDS:
   Dividends from net investment income                                                  (0.15)
-----------------------------------------------------------------------------     ----------------
   Dividends from net realized capital gains                                                -
-----------------------------------------------------------------------------     ----------------
Total dividends                                                                          (0.15)

Net increase (decrease) in net asset value                                                0.19
-----------------------------------------------------------------------------     ----------------
Net asset value, end of period                                                          $10.01
=============================================================================     ================
Total return                                                                              3.24%(2)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                                        $1
-----------------------------------------------------------------------------     ----------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/ waiver                                  4.21%(3)
-----------------------------------------------------------------------------     ----------------
   Operating expenses including reimbursement/ waiver                                     0.94%(3)
-----------------------------------------------------------------------------     ----------------
   Operating expenses excluding reimbursement/ waiver                                     1.69%(3)
-----------------------------------------------------------------------------     ----------------
Portfolio turnover rate                                                                     38%(2)

*   The Fund began offering Retail A Shares on June 26, 2000.

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.13(4).

(2) Not annualized.

(3) Annualized.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.


62                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                                   JUNE 26, 2000
                                                                                      THROUGH
                                                                                    OCTOBER 31,
                                                                                        2000*
                                                                                  ----------------
                                                                                   RETAIL A SHARES
=============================================================================     ================
Net asset value, beginning of period                                                    $10.22
-----------------------------------------------------------------------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                                                0.15(4)
-----------------------------------------------------------------------------     ----------------
   Net realized and unrealized gain (loss) on investments                                  0.19
-----------------------------------------------------------------------------     ----------------
Total from investment operations                                                           0.34

LESS DIVIDENDS:
   Dividends from net investment income                                                  (0.15)
-----------------------------------------------------------------------------     ----------------
   Dividends from net realized capital gains                                                -
-----------------------------------------------------------------------------     ----------------
Total dividends                                                                          (0.15)

Net increase (decrease) in net asset value                                                0.19
-----------------------------------------------------------------------------     ----------------
Net asset value, end of period                                                          $10.41
=============================================================================     ================
Total return                                                                              3.23%(2)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                                       $66
-----------------------------------------------------------------------------     ----------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/ waiver                                  4.20%(3)
-----------------------------------------------------------------------------     ----------------
   Operating expenses including reimbursement/ waiver                                     0.95%(3)
-----------------------------------------------------------------------------     ----------------
   Operating expenses excluding reimbursement/ waiver                                     1.37%(3)
-----------------------------------------------------------------------------     ----------------
Portfolio turnover rate                                                                     30%(2)

*   The Fund began offering Retail A Shares on June 26, 2000.

(1) Net investment income before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.14(4).

(2) Not annualized.

(3) Annualized.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.


GALAXY TAX-EXEMPT BOND FUNDS                                                 63

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                                    JUNE 26, 2000
                                                                                       THROUGH
                                                                                    OCTOBER 31,
                                                                                       2000*
                                                                                  ----------------
                                                                                   RETAIL A SHARES
=============================================================================     ================
Net asset value, beginning of period                                                    $10.00
-----------------------------------------------------------------------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                                               0.15(4)
-----------------------------------------------------------------------------     ----------------
   Net realized and unrealized gain (loss) on investments                                 0.18
-----------------------------------------------------------------------------     ----------------
Total from investment operations                                                          0.33

LESS DIVIDENDS:
   Dividends from net investment income                                                  (0.15)
-----------------------------------------------------------------------------     ----------------
   Dividends from net realized capital gains                                                 -
-----------------------------------------------------------------------------     ----------------
Total dividends                                                                          (0.15)

Net increase (decrease) in net asset value                                                0.18
-----------------------------------------------------------------------------     ----------------
Net asset value, end of period                                                          $10.18
=============================================================================     ================
Total return                                                                              3.36%(2)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                                    $1,345
-----------------------------------------------------------------------------     ----------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/ waiver                                  4.20(3)
-----------------------------------------------------------------------------     ----------------
   Operating expenses including reimbursement/ waiver                                     0.93%(3)
-----------------------------------------------------------------------------     ----------------
   Operating expenses excluding reimbursement/ waiver                                     1.09%(3)
-----------------------------------------------------------------------------     ----------------
Portfolio turnover rate                                                                     20%(2)

*   The Fund began offering Retail A Shares on June 26, 2000.

(1) Net investment income before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.15(4)

(2) Not annualized.

(3) Annualized.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.


64                                                  GALAXY TAX-EXEMPT BOND FUNDS

                      This page intentionally left blank

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.

PROGALTEBND 3/1/01

[GRAPHIC]

PROSPECTUS
February  28, 2001

GALAXY SHORT-TERM BOND FUND

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

GALAXY HIGH QUALITY BOND FUND

GALAXY CORPORATE BOND FUND

TRUST SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                          Galaxy Taxable Bond Funds

[SIDENOTE] THE GALAXY FUND
                                                             [GALAXY FUNDS LOGO]

         CONTENTS

     1    RISK/RETURN SUMMARY

     1    Introduction

     2    Galaxy Short-Term Bond Fund

     6    Galaxy Intermediate Government Income Fund

     10   Galaxy High Quality Bond Fund

     14   Galaxy Corporate Bond Fund

     18   Additional information about risk

     19   Investor guidelines

     20   FUND MANAGEMENT

     21   HOW TO INVEST IN THE FUNDS

     21   Buying and selling shares

     22   HOW TO BUY SHARES

     23   HOW TO SELL SHARES

     24   OTHER TRANSACTION POLICIES

     25   DIVIDENDS, DISTRIBUTIONS AND TAXES

     27   HOW TO REACH GALAXY

     28   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Taxable Bond Funds. Each Fund invests primarily in debt obligations, such as bonds, notes and commercial paper.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you. On page 19, you'll find a table that provides a general guide to help you decide which of the Galaxy Taxable Bond Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.


          GALAXY TAXABLE BOND FUNDS                                            1

GALAXY SHORT-TERM BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations of U.S. and foreign corporations, including bonds and notes, and in debt obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities or by foreign governments or their political subdivisions and instrumentalities. It also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and the obligations of U.S. and foreign banks. The Fund normally invests at least 65% of its total assets in bonds and debentures.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest payments on bonds of various maturities and determines the appropriate allocation of the Fund's assets among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be less than three years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular compnanies or industries.

[SIDENOTE]
PRESERVATION OF CAPITAL

Preservation of capital means protecting the amount of money you invest in a fund. If a fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.

[SIDENOTE]

DEBT OBLIGATIONS

When a Fund buys a debt obligation such as a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond MATURES when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.


2                                            GALAXY TAXABLE BOND FUNDS

GALAXY SHORT-TERM BOND FUND

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

[SIDENOTE]
AVERAGE WEIGHTED MATURITY

Average weighted maturity gives you the average time until all debt obligations in a fund come due or MATURE. It is calculated by averaging the time to maturity of all debt obligations held by a fund with each maturity "weighted" according to the percentage of assets it represents.

[SIDENOTE]

DURATION

Duration is an approximate measure of the price sensitivity of a fund to changes in interest rates. Unlike maturity, which measures only the time until final payment, duration gives you the average time it takes to receive all expected cash flows (including interest payments, prepayments, and final payments) on the debt obligations held by a fund.


          GALAXY TAXABLE BOND FUNDS                                            3

GALAXY SHORT-TERM BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

        1992     5.81%
        1993     6.41%
        1994    -0.33%
        1995    11.26%
        1996     3.65%
        1997     5.82%
        1998     6.34%
        1999     2.56%
        2000     7.77%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                        SINCE
                                            1 YEAR       5 YEARS    INCEPTION
-------------------------------------------------------------------------------------------------
Trust Shares                                 7.77%        5.21%      5.43%     (12/30/91)
 .................................................................................................

Lehman Brothers One to Three Year
Government Bond Index                        8.17%        5.95%      5.83%     (since 12/31/91)
-------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
BEST QUARTER:
4.14% for the
quarter ending
September 30,
1992

WORST QUARTER:
-0.72% for the
quarter ending
March 31, 1994

[SIDENOTE]
The Lehman Brothers One to Three Year Government Bond Index is an unmanaged index which tracks the performance of short-term U.S. Government bonds.


4                                           GALAXY TAXABLE BOND FUNDS

GALAXY SHORT-TERM BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                             MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                                   FEES     (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Trust Shares                     0.75%(1)       None             0.29%        1.04%(1)
------------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.50%. Total Fund operating expenses after this waiver are expected to be 0.79%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Trust Shares              $106         $331        $574       $1,271
----------------------------------------------------------------------




[SIDENOTE]

PORTFOLIO MANAGER
The Adviser's taxable bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since October 1999.

          GALAXY TAXABLE BOND FUNDS                                            5

                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks the highest level of current income consistent with prudent risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. It also invests in debt obligations of U.S. corporations, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. banks and U.S. branches of foreign banks.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

Nearly all Fund investments will be of investment grade quality and will have one of the top three ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below the minimum required rating. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be between three and ten years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goals.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

[SIDENOTE]
U.S. GOVERNMENT OBLIGATIONS

U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.


6                                             GALAXY TAXABLE BOND FUNDS

                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


          GALAXY TAXABLE BOND FUNDS                                            7

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

        1991    15.77%
        1992     7.11%
        1993     5.58%
        1994    -3.70%
        1995    16.01%
        1996     2.05%
        1997     8.12%
        1998     8.62%
        1999    -1.72%
        2000    11.74%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                     SINCE
                                1 YEAR     5 YEARS     10 YEARS  INCEPTION
---------------------------------------------------------------------------------------------
Trust Shares                    11.74%       5.65%        6.77%      7.13%    (9/1/88)
 .............................................................................................
Lehman Brothers Intermediate
Government/Credit Bond Index    10.12%       6.11%        7.36%      7.92%    (since 8/31/88)
 .............................................................................................
Lehman Brothers Aggregate
Bond Index                      11.63%       6.46%        7.96%      8.60%    (since 8/31/88)
---------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
BEST QUARTER:  6.13% for the quarter ending September 30, 1992

WORST QUARTER: -2.90% for the quarter ending March 31, 1994

The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government/Credit Bond Index, its Mortgage Backed Securities Index and its Asset Backed Securities Index.


8                                           GALAXY TAXABLE BOND FUNDS

                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                             MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                                   FEES     (12b-1) FEES        EXPENSES        EXPENSES
----------------------------------------------------------------------------------------
Trust Shares                     0.75%(1)      None              0.15%        0.90%(1)
----------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.70%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                          1 YEAR      3 YEARS    5 YEARS      10 YEARS
----------------------------------------------------------------------
Trust Shares                 $92         $287       $498        $1,108
----------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.


          GALAXY TAXABLE BOND FUNDS                                            9

                         GALAXY HIGH QUALITY BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with prudent risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality securities that have one of the top two ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.


10                                           GALAXY TAXABLE BOND FUNDS

                         GALAXY HIGH QUALITY BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


          GALAXY TAXABLE BOND FUNDS                                           11

                         GALAXY HIGH QUALITY BOND FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

        1991    15.12%
        1992     6.77%
        1993    12.81%
        1994    -6.43%
        1995    21.41%
        1996     1.59%
        1997     9.23%
        1998     9.42%
        1999    -3.99%
        2000    12.88%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                     SINCE
                                1 YEAR     5 YEARS     10 YEARS  INCEPTION
---------------------------------------------------------------------------------------------
Trust Shares                    12.88%       5.64%        7.56%      7.56%  (12/14/90)
 .............................................................................................
Lehman Brothers Government/
Credit Bond Index               11.85%       6.24%        8.00%      8.10%  (since 11/30/90)
 .............................................................................................
Lehman Brothers Intermediate
Government/Credit Bond Index    10.12%       6.11%        7.36%      7.44%  (since 11/30/90)
---------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
BEST QUARTER: 7.59% for the quarter ending June 30, 1995

WORST QUARTER: -3.85% for the quarter ending March 31, 1994

The Lehman Brothers Government/Credit Bond Index is an unmanaged index which tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of at least one year.

[SIDENOTE]
The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.


12                                           GALAXY TAXABLE BOND FUNDS

                         GALAXY HIGH QUALITY BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                             MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                                   FEES     (12b-1) FEES        EXPENSES        EXPENSES
----------------------------------------------------------------------------------------
Trust Shares                     0.75%(1)           None           0.24%        0.99%(1)
----------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.79%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------
Trust Shares              $101         $315       $547        $1,213
--------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.


               GALAXY TAXABLE BOND FUNDS                                      13

                           GALAXY CORPORATE BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in corporate debt obligations. These include obligations that are issued by U.S. and foreign business corporations and obligations issued by agencies, instrumentalities or authorities that are organized as corporations by the U.S., by states or political subdivisions of the U.S., or by foreign governments or political subdivisions. The Fund also invests in obligations issued or guaranteed by U.S. or foreign governments, their agencies or instrumentalities, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest payments on bonds of various maturities and determines the appropriate allocation of the Fund's assets among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be three to ten years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.


14                                           GALAXY TAXABLE BOND FUNDS

                           GALAXY CORPORATE BOND FUND

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


     GALAXY TAXABLE BOND FUNDS                                                15

                           GALAXY CORPORATE BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

        1995    15.91%
        1996     3.10%
        1997     8.13%
        1998     8.18%
        1999    -1.83%
        2000    10.11%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                        SINCE
                                            1 YEAR        5 YEARS   INCEPTION
---------------------------------------------------------------------------------------------------
Trust Shares                                10.11%        5.45%      7.17%      (12/12/94)
 ...................................................................................................
Lehman Brothers Intermediate
Government/Credit Bond Index                10.12%        6.11%      7.55%      (since 11/30/94)
---------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
BEST QUARTER: 5.50% for the quarter ending June 30, 1995

WORST QUARTER: -1.50% for the quarter ending March 31, 1996

[SIDENOTE]

The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.


16                                           GALAXY TAXABLE BOND FUNDS

                           GALAXY CORPORATE BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                              MANAGEMENT    DISTRIBUTION           OTHER       OPERATING
                                   FEES     (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Trust Shares                     0.75%(1)       None              0.28%        1.03%(1)
------------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.83%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR      3 YEARS    5 YEARS      10 YEARS
----------------------------------------------------------------------------------------
Trust Shares                                  $105         $328       $569        $1,259
----------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Lindsay has managed the Fund since it began operations in 1994. He has been with the Adviser and its predecessors since 1986.


          GALAXY TAXABLE BOND FUNDS                                           17

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Taxable Bond Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Under unusual market conditions, each Fund may hold uninvested cash (which will not earn any income) and invest without limit in money market instruments, including short-term U.S. Government securities. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

18                                         GALAXY TAXABLE BOND FUNDS

                              INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Galaxy Taxable Bond Funds. It's meant as a general guide only. Consult your financial adviser to help you decide which Fund is right for you.

--------------------------------------------------------------------
   GALAXY FUND                MAY BE BEST SUITED FOR INVESTORS WHO..
--------------------------------------------------------------------
Galaxy Short-Term             -    want current income greater than
Bond Fund                          that normally provided by a money
                                   market fund

                              -    want less change in the value of
                                   their investment than normally
                                   associated with long-term funds
 ....................................................................
Galaxy Intermediate           -    want current income
Government Income Fund
                              -    want the extra margin of safety
                                   associated with U.S. Government
                                   securities

                              -    can accept fluctuations in price
                                   and yield
 ....................................................................
Galaxy High Quality           -    want current income
Bond Fund
                              -    want the added safety associated
                                   with bonds with lower credit risk
                                   than other debt securities

                              -    can accept fluctuations in price
                                   and yield
 ....................................................................
Galaxy Corporate              -    want current income from corporate
Bond Fund                          debt securities

                              -    can accept fluctuations in price
                                   and yield
--------------------------------------------------------------------


          GALAXY TAXABLE BOND FUNDS                                           19

                                FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                     MANAGEMENT FEE
FUND                   AS A % OF AVERAGE NET ASSETS
---------------------------------------------------
Short-Term Bond Fund                          0.51%
 ...................................................
Intermediate
Government Income
Fund                                          0.55%
---------------------------------------------------
High Quality Bond Fund                        0.55%
---------------------------------------------------
Corporate Bond Fund                           0.55%
---------------------------------------------------

SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Funds held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Funds have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.


          20                             GALAXY TAXABLE BOND FUNDS

                           HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

Trust Shares of the Funds are available for purchase by the following types of investors:

- Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation

-    Participants in employer-sponsored defined contribution plans.

Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

In addition to the above types of investors, Trust Shares of the Corporate Bond Fund are also available for purchase by:

- customers of financial institutions, such as broker-dealers, banks, and savings and loan associations, including financial institutions affiliated with the Adviser

-    investors purchasing shares directly from Galaxy's distributor.

You can buy and sell Trust Shares of the Funds on any business day. For customers of financial institutions (including customers maintaining qualified accounts) and participants in employer-sponsored plans, a business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, the principal bond markets (as recommended by the Bond Market Association) and your financial institution or employer-sponsored plan are open for business. For investors purchasing shares directly from Galaxy's distributor, a business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open.

The price at which you buy shares is the net asset value (NAV) per share next determined after your order is accepted. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV is determined on each day the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market
Association) are open at the close of regular trading on the New York Stock Exchange that day (usually 4:00 p.m. Eastern time).

If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

[SIDENOTE]
NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.


        GALAXY TAXABLE BOND FUNDS                                             21

HOW TO BUY SHARES

If you are a customer of a financial institution (including a customer who maintains a qualified account) or a participant in an employer-sponsored plan, you can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and wiring payments to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.

You can also buy Trust Shares of the Corporate Bond Fund directly from Galaxy's distributor in any of the following ways:

BUYING BY MAIL

Complete an account application and mail it, together with a check payable to the Galaxy Corporate Bond Fund, to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI 02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE

To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

     Fleet National Bank
     100 Federal Street
     Boston, MA 02110
     ABA #0110-0013-8
     DDA #79673-5702
     Ref: The Galaxy Fund
     (Account number)
     (Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effective until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your financial institution may charge you a fee for sending funds by wire.

[SIDENOTE]
INVESTMENT MINIMUMS

Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares but financial institutions and employer-sponsored plans may. They may also require you to maintain a minimum account balance.


22                                        GALAXY TAXABLE BOND FUNDS

HOW TO SELL SHARES

If you are a customer of a financial institution (including a customer who maintains a qualified account) or a participant in an employer-sponsored plan, you can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may do so. Contact your financial institution or plan administrator for more information.

You can also sell Trust Shares of the Corporate Bond Fund directly through Galaxy's distributor in any of the following ways:

SELLING BY MAIL

     Send your request in writing to:
     The Galaxy Fund
     P.O. Box 6520
     Providence, RI 02940-6520

You must include the following:

-    The name of the Fund

-    The number of shares or the dollar amount you want to sell

-    Your account number

-    Your Social Security number or tax identification number

- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE

Notify Galaxy's distributor by phone or wire that you wish to sell shares

[SIDENOTE]
SIGNATURE GUARANTEES

When selling your shares either by mail or by phone, you must have your signature guaranteed if:

-    you're selling shares worth more than $50,000,

- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,

- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or

-    you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


         GALAXY TAXABLE BOND FUNDS                                            23
and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

OTHER TRANSACTION POLICIES

If you purchased your shares through a financial institution or employer-sponsored plan and Galaxy doesn't receive full payment for your order to buy shares by 4:00 p.m. on the next business day, Galaxy won't accept your order. Galaxy, will advise your financial institution or plan administrator if this happens.

If you purchased shares directly from Galaxy's distributor and Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell shares by wire or telephone if it believes it is advisable to do so. Galaxy may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you purchased your shares directly from Galaxy's distributor and you sell your shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

If you sell your shares through a financial institution or employer-sponsored plan, sales proceeds are normally wired to your financial institution or plan administrator on the next business day. If you sell your shares directly through Galaxy's distributor, sales proceeds are normally sent to you within three business days. In each case, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy may close any account after 60 days' written notice if the value of the account drops below $250 as a result of selling shares.


24                                      GALAXY TAXABLE BOND FUNDS

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund declares any dividends from net investment income daily and pays them monthly. Each Fund pays any net capital gains at least once a year. It's expected that the Funds' annual distributions will normally - but not always - consist primarily of ordinary income rather than capital gains. Dividends and distributions are paid in cash unless you tell your financial institution or plan administrator in writing or, if you purchased your shares directly from Galaxy's distributor, you indicate on the account application or in a letter to Galaxy, that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on these distributions whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


          GALAXY TAXABLE BOND FUNDS                                           25

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, its agencies or municipalities. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


26                                           GALAXY TAXABLE BOND FUNDS

                               HOW TO REACH GALAXY

If you purchased your shares directly from Galaxy's distributor, you can reach Galaxy in any of the following ways:

GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at
1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy representative.

INVESTCONNECT

InvestConnect is Galaxy's shareholder voice response system. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.

THE INTERNET

Please visit Galaxy's Web site at: www.galaxyfunds.com

[SIDENOTE]
HEARING IMPAIRED

Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.


         GALAXY TAXABLE BOND FUNDS                                           27

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Trust Shares for the past five years (or the period since a particular Fund began operations). Certain information reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended October 31, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997 and 1996 was audited by Galaxy's former auditors.

GALAXY SHORT-TERM BOND FUND

(For a share outstanding throughout each period)

                                                                         YEARS ENDED OCTOBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------------------------------
                                                                              TRUST SHARES
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   9.86     $  10.10     $     10.01     $      9.99     $     10.06
 .........................................................   ........     ........     ...........     ...........     ...........
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                     0.54(2)      0.51            0.54            0.54            0.55
 .........................................................   ........     ........     ...........     ...........     ...........
   Net realized and unrealized gain (loss) on investments       0.03        (0.25)           0.11            0.02           (0.07)
---------------------------------------------------------   --------     --------     -----------     -----------     -----------
Total from investment operations                                0.57         0.26            0.65            0.56            0.48

LESS DIVIDENDS:
   Dividends from net investment income                        (0.57)       (0.50)          (0.56)          (0.54)          (0.55)
---------------------------------------------------------   --------     --------     -----------     -----------     -----------
Total dividends                                                (0.57)       (0.50)          (0.56)          (0.54)          (0.55)

Net increase (decrease) in net asset value                      --          (0.24)           0.09            0.02           (0.07)
 .........................................................   ........     ........     ...........     ...........     ...........
Net asset value, end of period                              $   9.86     $   9.86     $     10.10     $     10.01     $      9.99
---------------------------------------------------------   --------     --------     -----------     -----------     -----------
---------------------------------------------------------   --------     --------     -----------     -----------     -----------
Total return                                                    6.04%        2.67%           6.68%           5.77%           4.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                        $ 83,876     $ 31,438     $    38,071     $    49,837     $    58,227
 .........................................................   ........     ........     ...........     ...........     ...........
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver         5.56%        5.10%           5.33%           5.43%           5.49%
 .........................................................   ........     ........     ...........     ...........     ...........
   Operating expenses including reimbursement/waiver            0.81%        0.86%           0.85%           0.86%           0.84%
 .........................................................   ........     ........     ...........     ...........     ...........
   Operating expenses excluding reimbursement/waiver            1.04%        1.06%           1.05%           1.07%           1.08%
 .........................................................   ........     ........     ...........     ...........     ...........
Portfolio turnover rate                                          110%         151%            133%            173%            214%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.52, $0.49, $0.52, $0.52 and $0.53, respectively.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.


28                                           GALAXY TAXABLE BOND FUNDS

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
(For a share outstanding throughout each period)

                                                                         YEARS ENDED OCTOBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                               2000            1999          1998           1997         1996
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        TRUST SHARES
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   9.85       $  10.50       $  10.18      $  10.06       $  10.28
 .........................................................    ........        ........     .........      ........       ........
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                      0.58(2)           0.56           0.59          0.62           0.60
 .........................................................    ........        ........     .........      ........     ..........
   Net realized and unrealized gain
   (loss) on investments                                         0.11          (0.65)          0.35          0.12          (0.22)
---------------------------------------------------------    --------        --------      --------      --------        --------
Total from investment operations                                 0.69          (0.09)          0.94          0.74           0.38
LESS DIVIDENDS:
   Dividends from net investment income                         (0.59)         (0.56)         (0.62)        (0.62)         (0.60)
---------------------------------------------------------    --------        --------      --------      --------        --------
Total dividends                                                 (0.59)         (0.56)         (0.62)        (0.62)         (0.60)
Net increase (decrease) in net asset value                       0.10          (0.65)          0.32          0.12          (0.22)
 .........................................................     ........       ........      .........      ........     ..........
Net asset value, end of period                               $   9.95        $   9.85      $  10.50      $  10.18        $  10.06
---------------------------------------------------------    --------        --------      --------      --------        --------
---------------------------------------------------------    --------        --------      --------      --------        --------
Total return                                                     7.29%         (0.86)%         9.52%         7.63%          3.88%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $451,501       $234,880       $239,763       $209,215       $213,750
 .........................................................    ........       ........       .........      ........     ..........
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver          5.90%          5.53%          5.77%         6.19%          5.98%
 .........................................................     ........        ........     .........      ........     ..........
   Operating expenses including reimbursement/waiver             0.70%          0.72%          0.73%         0.74%          0.75%
 .........................................................     ........        ........     .........      ........     ..........
   Operating expenses excluding reimbursement/waiver             0.90%          0.92%          0.93%         0.94%          0.95%
 .........................................................     ........        ........     .........      ........     ..........
Portfolio turnover rate                                            99%           184%           205%          128%           235%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.40, $0.54, $0.57, $0.60 and $0.58, respectively.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

          GALAXY TAXABLE BOND FUNDS                                           29

GALAXY HIGH QUALITY BOND FUND
(For a share outstanding throughout each period)

                                                                         YEARS ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                2000            1999            1998            1997           1996
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            TRUST SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.25       $   11.20       $   10.70       $   10.47       $ 10.63
 .........................................................    ........       .........       .........       .........       ........
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                      0.61            0.58            0.59            0.61          0.62
 .........................................................    ........       .........       .........       .........       ........
   Net realized and unrealized gain (loss) on investments        0.11           (0.86)           0.50            0.23         (0.16)
---------------------------------------------------------    --------         --------       --------        --------      --------
Total from investment operations                                 0.72           (0.28)           1.09            0.84          0.46

LESS DIVIDENDS:
   Dividends from net investment income                         (0.62)          (0.58)          (0.59)          (0.61)        (0.62)
 .........................................................     ........       .........       .........       .........      ........
   Dividends from net realized capital gains                     --             (0.09)           --              --            --
---------------------------------------------------------     --------        --------        --------        --------      --------
Total dividends                                                 (0.62)          (0.67)          (0.59)          (0.61)        (0.62)
Net increase (decrease) in net asset value                       0.10           (0.95)           0.50            0.23         (0.16)
 .........................................................     ........       .........       .........       .........      ........
Net asset value, end of period                              $   10.35       $   10.25       $   11.20       $   10.70       $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
Total return                                                     7.27%          (2.52)%         10.50%           8.36%         4.46%
---------------------------------------------------------     --------        --------        --------        --------      --------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                        $ 558,789       $ 237,772       $ 217,143       $ 182,398       $149,075
 .........................................................   .........       .........       .........       .........       ........
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver          5.99%           5.46%           5.43%           5.88%         5.88%
 .........................................................   .........        .........       .........       .........      ........
   Operating expenses including reimbursement/waiver             0.78%           0.84%           0.87%           0.87%         0.85%
 .........................................................   .........        .........       .........       .........      ........
   Operating expenses excluding reimbursement/waiver             0.99%           1.04%           1.07%           1.09%         1.06%
 .........................................................   .........        .........       .........       .........      ........
Portfolio turnover rate                                           104%            226%            253%            182%          163%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.59, $0.56, $0.56, $0.59 and $0.60, respectively.

30                                      GALAXY TAXABLE BOND FUNDS

GALAXY CORPORATE BOND FUND
(For a share outstanding throughout each period)

                                                                         YEARS ENDED OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                               2000            1999            1998            1997           1996
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          TRUST SHARES
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   10.22       $   10.90       $   10.63       $   10.53      $   10.74
 .........................................................   .........       .........       .........       .........      ........
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                      0.61            0.59            0.62            0.66           0.64
 .........................................................   .........       .........       .........       .........      ........
   Net realized and unrealized gain (loss) on investments       (0.05)          (0.68)           0.30            0.11         (0.13)
---------------------------------------------------------     --------        --------        --------        --------      --------
Total from investment operations                                 0.56           (0.09)           0.92            0.77           0.51

LESS DIVIDENDS:
   Dividends from net investment income                         (0.64)          (0.59)          (0.65)          (0.66)        (0.64)
 .........................................................   .........        .........       .........       .........      ........
   Dividends from net realized capital gains                     --              --              --             (0.01)        (0.08)
---------------------------------------------------------     --------        --------        --------        --------      --------
Total dividends                                                 (0.64)          (0.59)          (0.65)          (0.67)        (0.72)
Net increase (decrease) in net asset value                      (0.08)          (0.68)           0.27            0.10         (0.21)
 .........................................................   .........        .........       .........       .........      ........
Net asset value, end of period                              $   10.14       $   10.22       $   10.90       $   10.63      $   10.53
---------------------------------------------------------     --------        --------        --------        --------      --------
---------------------------------------------------------     --------        --------        --------        --------      --------
Total return                                                     5.69%          (0.82)%          8.96%           7.56%         5.00%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                        $  89,600       $  79,382       $  83,565       $  91,728      $ 107,728
 .........................................................   .........        .........       .........       .........     .........
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver          6.01%           5.62%           5.80%           6.27%         6.13%
 .........................................................   .........        .........       .........       .........      ........
   Operating expenses including reimbursement/waiver             0.83%           0.85%           0.82%           0.80%         0.85%
---------------------------------------------------------     --------        --------        --------        --------      --------
   Operating expenses excluding reimbursement/waiver             1.03%           1.05%           1.02%           1.00%         1.05%
---------------------------------------------------------     --------        --------        --------        --------      --------
Portfolio turnover rate                                            75%            206%            155%             37%           84%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and or the Administrator for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.60, $0.57, $0.60,
$0.64 and $0.62 , respectively.


     GALAXY TAXABLE BOND FUNDS                                                31

                         WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.

PROTRBND 15O39 (3/1/01) PKG 50

[GRAPHIC]
GALAXY TAX-EXEMPT BOND FUNDS
THE GALAXY FUND



PROSPECTUS

February 28, 2001

GALAXY TAX-EXEMPT BOND FUND

GALAXY NEW JERSEY MUNICIPAL BOND FUND

GALAXY NEW YORK MUNICIPAL BOND FUND

GALAXY CONNECTICUT MUNICIPAL BOND FUND

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

GALAXY FLORIDA MUNICIPAL BOND FUND


TRUST SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                         [GALAXY FUNDS LOGO]

                CONTENTS


1        RISK/RETURN SUMMARY

1        Introduction

2        Galaxy Tax-Exempt Bond Fund

6        Galaxy New Jersey Municipal Bond Fund

10       Galaxy New York Municipal Bond Fund

14       Galaxy Connecticut Municipal Bond Fund

18       Galaxy Massachusetts Municipal Bond Fund

22       Galaxy Rhode Island Municipal Bond Fund

27       Galaxy Intermediate Tax-Exempt Bond Fund

32       Galaxy Connecticut Intermediate Municipal Bond Fund

37       Galaxy Massachusetts Intermediate Municipal Bond Fund

42       Galaxy Florida Municipal Bond Fund

47       Additional information about risk

48       FUND MANAGEMENT

49       HOW TO INVEST IN THE FUNDS

49       BUYING AND SELLING SHARES

49                HOW TO BUY SHARES

49                HOW TO SELL SHARES

49                OTHER TRANSACTION POLICIES

51       DIVIDENDS, DISTRIBUTIONS AND TAXES

53       FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Tax-Exempt Bond Funds. The Funds invest primarily in municipal securities, which are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, from state and local income tax.

The Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund and Galaxy Florida Municipal Bond Fund each commenced operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy.

On the following pages, you'll find important information about each of the Galaxy Tax-Exempt Bond Funds, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

- the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

- the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

The Funds are designed for investors who are looking for income that's free of federal income tax and who can accept fluctuations in price and yield. A Fund that specializes in a particular state is best suited to residents of that state who are also looking for income that is free of the state's income tax or, in the case of the Florida Municipal Bond Fund, the state's intangible personal property tax.

TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED
RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

[SIDENOTE]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay federal income tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.


GALAXY TAX-EXEMPT BOND FUNDS                                                   1

GALAXY TAX-EXEMPT BOND FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with as high a level of current interest income free of federal income tax as is consistent with preservation of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, primarily bonds (normally 65% of total assets). Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

[SIDENOTE]
PRESERVATION OF CAPITAL
Preservation of capital means protecting the amount of money you invest in a Fund. If a Fund seeks to preserve capital, it will try to maintain a relatively stable share price so your invewtment is protected.

[SIDENOTE]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.


2                                                   GALAXY TAX-EXEMPT BOND FUNDS

GALAXY TAX-EXEMPT BOND FUND


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[SIDENOTE]
AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt securities in a Fund come due or MATURE. It is calculated by averaging the time to maturity of all debt securities held by a Fund with each maturity "weighted" according to the percentage of assets it represents.

[SIDENOTE]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.


GALAXY TAX-EXEMPT BOND FUNDS                                                   3

GALAXY TAX-EXEMPT BOND FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

          1992       9.25%
          1993      11.95%
          1994      -5.35%
          1995      16.04%
          1996       3.57%
          1997       8.99%
          1998       5.96%
          1999      -3.47%
          2000      11.98%

[SIDENOTE]
BEST QUARTER:
6.59% for the
quarter ending
March 31, 1995

WORST QUARTER:
-5.39% for the
quarter ending
March 31, 1994


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                                 SINCE
                                         1 YEAR             5 YEARS          INCEPTION
---------------------------------------------------------------------------------------------------------
Trust Shares                              11.98%             5.27%               6.32% (12/30/91)
 .........................................................................................................
Lehman Brothers Municipal Bond            11.68%             5.84%               6.80% (since 12/31/91)
Index
---------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877- BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


4                                                   GALAXY TAX-EXEMPT BOND FUNDS

GALAXY TAX-EXEMPT BOND FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                               TOTAL FUND
                        MANAGEMENT          DISTRIBUTION           OTHER        OPERATING
                              FEES          (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------
Trust Shares              0.75%(1)                  None           0.16%         0.91%(1)
-----------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.71%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR               3 YEARS              5 YEARS              10 YEARS
------------------------------------------------------------------------------------------------------
Trust Shares                      $93                  $290                 $504                $1,120
------------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since 1998.


GALAXY TAX-EXEMPT BOND FUNDS                                                   5

GALAXY NEW JERSEY MUNICIPAL BOND FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in New Jersey municipal securities, which are securities issued by the State of New Jersey and other government issuers and that pay interest which is exempt from both federal income tax and New Jersey personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or are unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the


6                                                   GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW JERSEY MUNICIPAL BOND FUND


security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and by swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in New Jersey municipal securities, it is likely to be especially susceptible to economic,


GALAXY TAX-EXEMPT BOND FUNDS                                                   7

GALAXY NEW JERSEY MUNICIPAL BOND FUND


   political and regulatory events that affect New Jersey. Other considerations affecting the Fund's investments in New Jersey municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

 ................................................................................
HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

          1999       -3.02%
          2000       10.69%

[SIDENOTE]
BEST QUARTER:
3.12% for the
quarter ending
June 30, 2000

WORST QUARTER:
-2.35% for the
quarter ending
June 30, 1999



8                                                   GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW JERSEY MUNICIPAL BOND FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                              SINCE
                                         1 YEAR           INCEPTION
-------------------------------------------------------------------------------------
Trust Shares                              10.69%              4.40% (4/3/98)
 .....................................................................................
Lehman Brothers Municipal Bond            11.68%              5.26% (since 3/31/98)
Index
-------------------------------------------------------------------------------------

For current yield information, please call 1-877- BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                               TOTAL FUND
                        MANAGEMENT          DISTRIBUTION           OTHER        OPERATING
                              FEES          (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------
Trust Shares              0.75%(1)                  None        0.89%(1)         1.64%(1)
-----------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.25%. The Fund's administrator is waiving certain expenses so that Other expenses are expected to be 0.67%. Total Fund operating expenses after these waivers are expected to be 0.92%. These fee waivers may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                          1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------
Trust Shares                $167              $517              $892            $1,944
--------------------------------------------------------------------------------------

[SIDENOTE]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since 1998.


GALAXY TAX-EXEMPT BOND FUNDS                                                   9

GALAXY NEW YORK MUNICIPAL BOND FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in New York municipal securities, which are securities issued by the State of New York and other government issuers and that pay interest which is exempt from federal income tax and New York State and New York City personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the


10                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW YORK MUNICIPAL BOND FUND


economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.


GALAXY TAX-EXEMPT BOND FUNDS                                                  11

GALAXY NEW YORK MUNICIPAL BOND FUND

- SINGLE STATE RISK - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. As a result, the Fund may be subject to greater volatility than a fund that has greater geographic diversity.
   Other considerations affecting the Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

 ................................................................................
HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

          1992          8.29%
          1993         12.30%
          1994         -7.26%
          1995         17.09%
          1996          3.62%
          1997          8.89%
          1998          6.13%
          1999         -3.48%
          2000         12.58%

[SIDENOTE]
BEST QUARTER: 7.42% for the quarter ending March 31, 1995
WORST QUARTER: -6.55% for the quarter ending March 31, 1994

12                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW YORK MUNICIPAL BOND FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                                 SINCE
                                         1 YEAR             5 YEARS          INCEPTION
---------------------------------------------------------------------------------------------------------
Trust Shares                              12.58%             5.41%               6.20% (12/31/91)
 .........................................................................................................
Lehman Brothers Municipal Bond
Index                                     11.68%             5.84%               6.80% (since 12/31/91)
---------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                               TOTAL FUND
                        MANAGEMENT FEES     DISTRIBUTION           OTHER        OPERATING
                                            (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------
Trust Shares            0.75%(1)            None                   0.23%         0.98%(1)
-----------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.78%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR               3 YEARS              5 YEARS              10 YEARS
------------------------------------------------------------------------------------------------------
Trust Shares                     $100                  $312                 $542                $1,201
------------------------------------------------------------------------------------------------------

[SIDENOTE]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 1998.


GALAXY TAX-EXEMPT BOND FUNDS                                                  13

GALAXY CONNECTICUT MUNICIPAL BOND FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Connecticut municipal securities, which are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and Connecticut state income tax on individuals, trusts and estates. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the


14                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT MUNICIPAL BOND FUND


security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory


GALAXY TAX-EXEMPT BOND FUNDS                                                  15

GALAXY CONNECTICUT MUNICIPAL BOND FUND


   events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

 ................................................................................
HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

        1994        -8.01%
        1995        18.29%
        1996         3.56%
        1997         8.81%
        1998         6.07%
        1999        -2.65%
        2000        10.73%

[SIDENOTE]
BEST QUARTER:
8.05% for the
quarter ending
March 31, 1995

WORST QUARTER:
-7.01% for the
quarter ending
March 31, 1994


16                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT MUNICIPAL BOND FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                                  SINCE
                                         1 YEAR            5 YEARS            INCEPTION
---------------------------------------------------------------------------------------------------------
Trust Shares                              10.73%             5.20%                5.38% (3/16/93)
 .........................................................................................................
Lehman Brothers Municipal Bond
Index                                     11.68%             5.84%                6.27% (since 3/31/93)
---------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                               TOTAL FUND
                        MANAGEMENT FEES     DISTRIBUTION           OTHER        OPERATING
                                            (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------
Trust Shares            0.75%(1)            None                 0.31%           1.06%(1)
-----------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.40%. Total Fund operating expenses after this waiver are expected to be 0.71%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR               3 YEARS              5 YEARS              10 YEARS
------------------------------------------------------------------------------------------------------
Trust Shares                     $108                  $337                 $585                $1,294
------------------------------------------------------------------------------------------------------

[SIDENOTE]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 1998.


GALAXY TAX-EXEMPT BOND FUNDS                                                  17

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Massachusetts municipal securities, which are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the


18                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND


security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political


GALAXY TAX-EXEMPT BOND FUNDS                                                  19

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND


   and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

 ................................................................................
HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

          1994        -7.71%
          1995        17.40%
          1996         3.26%
          1997         9.09%
          1998         5.83%
          1999        -3.52%
          2000        12.14%

[SIDENOTE]
BEST QUARTER:
7.52% for the
quarter ending
March 31, 1995

WORST QUARTER:
-7.14% for the
quarter ending
March 31, 1994


20                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                                  SINCE
                                         1 YEAR             5 YEARS           INCEPTION
---------------------------------------------------------------------------------------------------------
Trust Shares                             12.14%              5.22%                5.26% (3/12/93)
 .........................................................................................................
Lehman Brothers Municipal Bond
Index                                    11.68%              5.84%                6.05% (since 2/28/93)
---------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                        MANAGEMENT          DISTRIBUTION           OTHER       OPERATING
                              FEES          (12b-1) FEES        EXPENSES        EXPENSES
----------------------------------------------------------------------------------------
Trust Shares              0.75%(1)                  None           0.25%        1.00%(1)
----------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.45%. Total Fund operating expenses after this waiver are expected to be 0.70%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR               3 YEARS              5 YEARS              10 YEARS
------------------------------------------------------------------------------------------------------
Trust Shares                     $102                  $318                 $552                $1,225
------------------------------------------------------------------------------------------------------

[SIDENOTE]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since 1998.


GALAXY TAX-EXEMPT BOND FUNDS                                                  21

GALAXY RHODE ISLAND MUNICIPAL BOND FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Rhode Island municipal securities, which are securities issued by the State of Rhode Island and other government issuers and that pay interest which is exempt from both federal income tax and Rhode Island personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the


22                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY RHODE ISLAND MUNICIPAL BOND FUND


Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Rhode Island municipal securities, it is likely to be especially susceptible to


GALAXY TAX-EXEMPT BOND FUNDS                                                  23

GALAXY RHODE ISLAND MUNICIPAL BOND FUND


   economic, political and regulatory events that affect Rhode Island. Other considerations affecting the Fund's investments in Rhode Island municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.









24                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY RHODE ISLAND MUNICIPAL BOND FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing Trust Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A shares of the Fund which are offered in a separate prospectus. Retail A Shares and Trust Shares of the Fund have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. Unlike Trust Shares, Retail A Shares of the Fund are subject to a front-end sales charge on purchases and, in certain cases, to a contingent deferred sales charge at the time shares are sold.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

          1995        14.32%
          1996         3.63%
          1997         8.54%
          1998         5.87%
          1999        -2.77%
          2000        11.58%

[SIDENOTE]
BEST QUARTER: 4.90% for the quarter ending March 31, 1995
WORST QUARTER: -1.90% for the quarter ending June 30, 1999

GALAXY TAX-EXEMPT BOND FUNDS                                                  25

GALAXY RHODE ISLAND MUNICIPAL BOND FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                                     SINCE
                                            1 YEAR            5 YEARS            INCEPTION
-------------------------------------------------------------------------------------------------------------
Retail A Shares (1)                          6.24%              4.24%                5.84% (12/20/94)
 .............................................................................................................
Lehman Brothers Municipal Bond              11.68%              5.84%                7.69% (since 12/31/94)
Index
-------------------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares has been restated to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                               TOTAL FUND
                        MANAGEMENT          DISTRIBUTION           OTHER        OPERATING
                              FEES          (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------
Trust Shares              0.75%(1)                  None           0.29%         1.04%(1)
-----------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.50%. Total Fund operating expenses after this waiver are expected to be 0.79%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR               3 YEARS              5 YEARS              10 YEARS
------------------------------------------------------------------------------------------------------
Trust Shares                     $106                  $331                 $574                $1,271
------------------------------------------------------------------------------------------------------

[SIDENOTE]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 1998.


26                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal circumstances, at least 80% of the Fund's net assets are invested in municipal securities or in mutual funds that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P

[SIDENOTE]
DERIVATIVES

A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


GALAXY TAX-EXEMPT BOND FUNDS                                                  27

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND


or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against


28                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND


   market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

 ................................................................................

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Tax-Exempt Medium-Term Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston N.A. received Trust Shares of the Fund. The returns shown below for periods prior to June 26, 2000 are for the Predecessor Fund.



GALAXY TAX-EXEMPT BOND FUNDS                                                  29

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

         1994       -3.02%
         1995       14.31%
         1996        4.20%
         1997        9.10%
         1998        6.41%
         1999       -2.95%
         2000       10.50%

[SIDENOTE]
BEST QUARTER:
5.39% for the
quarter ending
March 31, 1995

WORST QUARTER:
-4.20% for the
quarter ending
March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                                      SINCE
                                                           1 YEAR     5 YEARS     INCEPTION
--------------------------------------------------------------------------------------------------------------
Trust Shares                                               10.50%       5.35%          5.81% (6/14/93)
 ..............................................................................................................
Lehman Brothers 3-15 Year Blend Municipal Bond Index(1)     9.93%       5.66%          5.40% (since 5/31/93)
 ..............................................................................................................
Lehman Brothers 7-Year Municipal Bond Index                 9.07%       5.41%          5.79% (since 5/31/93)
--------------------------------------------------------------------------------------------------------------

(1) The Fund has changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

[SIDENOTE]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


30                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                              TOTAL FUND
                              MANAGEMENT              DISTRIBUTION              OTHER          OPERATING
                                    FEES              (12b-1) FEES           EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------
Trust Shares                    0.75%(1)                      None              0.16%           0.91%(1)
--------------------------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Total Fund operating expenses after this waiver are expected to be 0.79%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR                3 YEARS               5 YEARS                10 YEARS
--------------------------------------------------------------------------------------------------------------
Trust Shares                          $93                   $290                  $504                  $1,120
--------------------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


GALAXY TAX-EXEMPT BOND FUNDS                                                  31

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income exempt from both federal and Connecticut personal income tax, with a secondary goal of preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds that invest in municipal securities, and at least 65% of its net assets in Connecticut municipal securities. Connecticut municipal securities are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and Connecticut state income tax on individuals, trusts, and estates. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable debt securities, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment


32                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest


GALAXY TAX-EXEMPT BOND FUNDS                                                  33

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


   rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.





34                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on August 1, 1994 as the Boston 1784 Connecticut Tax-Exempt Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston N.A. received Trust Shares of the Fund. The returns shown below for periods prior to June 26, 2000 are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

              1995         14.66%
              1996          3.63%
              1997          8.53%
              1998          6.67%
              1999         -2.81%
              2000         10.16%

[SIDENOTE]
BEST QUARTER:
5.91% for the
quarter ending
March 31, 1995

WORST QUARTER:
-2.28% for the
quarter ending
June 30, 1999



GALAXY TAX-EXEMPT BOND FUNDS                                                  35

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                                                       SINCE
                                                           1 YEAR               5 YEARS            INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
Trust Shares                                               10.16%                 5.13%                6.06% (8/1/94)
 .............................................................................................................................
Lehman Brothers 3-15 Year Blend Municipal Bond Index(1)     9.93%                 5.66%                5.95% (since 7/31/94)
 .............................................................................................................................
Lehman Brothers 7-Year Municipal Bond Index                 9.07%                 5.41%                6.13% (since 7/31/94)
-----------------------------------------------------------------------------------------------------------------------------

(1) The Fund has changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                              TOTAL FUND
                              MANAGEMENT              DISTRIBUTION                OTHER        OPERATING
                                    FEES              (12b-1) FEES             EXPENSES         EXPENSES
--------------------------------------------------------------------------------------------------------
Trust Shares                    0.75%(1)                      None                0.19%         0.94%(1)
--------------------------------------------------------------------------------------------------------

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Total Fund operating expenses after this waiver are expected to be 0.82%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------
Trust Shares               $96                   $300                 $520                 $1,155
-------------------------------------------------------------------------------------------------

[SIDENOTE]
The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

[SIDENOTE]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


36                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds that invest in municipal securities, and at least 65% of its net assets in Massachusetts municipal securities. Massachusetts municipal securities are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment


GALAXY TAX-EXEMPT BOND FUNDS                                                  37

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will


38                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


   decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.






GALAXY TAX-EXEMPT BOND FUNDS                                                  39

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Massachusetts Tax-Exempt Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. The returns shown below for periods prior to June 26, 2000 are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

         1994        -5.45%
         1995        13.73%
         1996         3.32%
         1997         8.89%
         1998         5.91%
         1999        -2.16%
         2000         9.94%

[SIDENOTE]
BEST QUARTER:
5.45% for the
quarter ending
March 31, 1995

WORST QUARTER:
-5.15% for the
quarter ending
March 31, 1994



40                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                                                       SINCE
                                                           1 YEAR               5 YEARS            INCEPTION
------------------------------------------------------------------------------------------------------------------------------
Trust Shares                                                9.94%                 5.09%                5.27% (6/14/93)
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Blend Municipal Bond Index(1)     9.93%                 5.66%                5.40% (since 5/31/93)
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index                 9.07%                 5.41%                5.79% (since 5/31/93)
------------------------------------------------------------------------------------------------------------------------------

(1) The Fund has changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                                 TOTAL FUND
                              MANAGEMENT              DISTRIBUTION                 OTHER          OPERATING
                                    FEES              (12b-1) FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Trust Shares                    0.75%(1)                      None                 0.17%           0.92%(1)
-----------------------------------------------------------------------------------------------------------

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Total Fund operating expenses after this waiver are expected to be 0.80%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------
Trust Shares            $94                   $293                 $509                  $1,131
-------------------------------------------------------------------------------------------------

[SIDENOTE]
The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

[SIDENOTE]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


GALAXY TAX-EXEMPT BOND FUNDS                                                  41

GALAXY FLORIDA MUNICIPAL BOND FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income exempt from federal income tax through Fund shares which are exempt from Florida intangible personal property tax, with a secondary goal of preserving capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds that invest in municipal securities, and at least 65% of its net assets in Florida municipal securities. Florida municipal securities are securities issued by the State of Florida and other government issuers that pay interest which is exempt from federal income tax and that are exempt from Florida intangible personal property tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable debt securities such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund


42                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY FLORIDA MUNICIPAL BOND FUND


doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will


GALAXY TAX-EXEMPT BOND FUNDS                                                  43

GALAXY FLORIDA MUNICIPAL BOND FUND


   decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Florida municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Florida. Other considerations affecting the Fund's investments in Florida municipal securities are summarized in the Statement of Additional Information.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.



44                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY FLORIDA MUNICIPAL BOND FUND


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future. The Fund only offers one class of shares which are referred to in this prospectus as Trust Shares.

The Fund began operations on June 30, 1997 as the Boston 1784 Florida Tax-Exempt Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares of the Fund. The returns shown below for periods prior to June 26, 2000 are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[CHART]

          1998          6.37%
          1999         -2.78%
          2000          9.08%

[SIDENOTE]
BEST QUARTER: 3.41% for the quarter ending December 31, 2000
WORST QUARTER: -2.38% for the quarter ending June 30, 1999

GALAXY TAX-EXEMPT BOND FUNDS                                                  45

GALAXY FLORIDA MUNICIPAL BOND FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                                  SINCE
                                                           1 YEAR             INCEPTION
---------------------------------------------------------------------------------------------------------
Trust Shares                                                9.08%                 5.05% (6/30/97)
 .........................................................................................................
Lehman Brothers 3-15 Year Blend Municipal Bond Index(1)     9.93%                 5.56% (since 6/30/97)
 .........................................................................................................
Lehman Brothers 7-Year Municipal Bond Index                 9.07%                 5.70% (since 6/30/97)
---------------------------------------------------------------------------------------------------------

(1) The Fund has changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                                  TOTAL FUND
                              MANAGEMENT              DISTRIBUTION                OTHER            OPERATING
                                    FEES              (12b-1) FEES             EXPENSES             EXPENSES
------------------------------------------------------------------------------------------------------------
Trust Shares                    0.75%(1)                      None                0.26%             1.01%(1)
------------------------------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.54%. Total Fund operating expenses after this waiver are expected to be 0.80%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------
Trust Shares              $103                   $322                 $558                 $1,236
-------------------------------------------------------------------------------------------------

[SIDENOTE]
The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

[SIDENOTE]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


46                                                  GALAXY TAX-EXEMPT BOND FUNDS

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Galaxy Tax-Exempt Bond Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of its total assets. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.





GALAXY TAX-EXEMPT BOND FUNDS                                                  47

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. Prior to the reorganization of the Boston 1784 Funds into Galaxy, Fleet National Bank (formerly known as BankBoston N.A.) served as the investment adviser to each of the Predecessor Funds. Fleet National Bank is a wholly-owned subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser and/or Fleet National Bank by the Funds during the last fiscal year or period are set forth below.

                                                           MANAGEMENT FEE
FUND                                         AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------
Tax-Exempt Bond                                                     0.55%
 .........................................................................
New Jersey Municipal Bond                                           0.25%
 .........................................................................
New York Municipal Bond                                             0.55%
 .........................................................................
Connecticut Municipal Bond                                          0.35%
 .........................................................................
Massachusetts Municipal Bond                                        0.35%
 .........................................................................
Rhode Island Municipal Bond                                         0.45%
 .........................................................................
Intermediate Tax-Exempt Bond                                        0.63%
 .........................................................................
Connecticut Intermediate Municipal Bond                             0.63%
 .........................................................................
Massachusetts Intermediate Municipal Bond                           0.63%
 .........................................................................
Florida Municipal Bond                                              0.58%
-------------------------------------------------------------------------

During the fiscal year ended May 31, 2000, the Predecessor Funds to the intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Florida Municipal Bond Fund paid management fees to Fleet National Bank at the annual rates of 0.68%, 0.67%, 0.67% and 0.64%, respectively, of average daily net assets.


48                                                  GALAXY TAX-EXEMPT BOND FUNDS

                           HOW TO INVEST IN THE FUNDS


BUYING AND SELLING SHARES
Trust Shares of the Funds are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts and agency accounts. Your institution can provide more information about which types of accounts are eligible.

You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, the principal bond markets (as recommended by the Bond Market Association), and your institution are open for business.

The price at which you buy shares is the net asset value (NAV) per share next determined after your order is accepted. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV is determined on each day the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open at the close of regular trading that day (usually 4:00 p.m. Eastern time).

If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.


HOW TO BUY SHARES
You can buy Trust Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The institution holds the shares in your name and receives all confirmations of purchases and sales.


HOW TO SELL SHARES
You can sell Trust Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring sale proceeds to your financial institution, but your financial institution may do so. Contact your financial institution for more information.


OTHER TRANSACTION POLICIES
If Galaxy doesn't receive full payment for your order to buy shares by 4:00 p.m. on the next business day, Galaxy won't accept your order. Galaxy will advise your financial institution if this happens.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

[SIDENOTE]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.

[SIDENOTE]
INVESTMENT MINIMUMS
Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares but financial institutions may. They may also require you to maintain a minimum account balance.


GALAXY TAX-EXEMPT BOND FUNDS                                                  49

Sales proceeds are normally wired to your financial institution on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy may close any account after 60 days' written notice if the value of the account drops below $250 as a result of selling shares.






50                                                  GALAXY TAX-EXEMPT BOND FUNDS

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The Funds generally declare dividends from net investment income daily and pay them monthly. They normally distribute net capital gains annually. It's expected that the Funds' annual distributions will be mainly income dividends. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES
It is expected that the Funds will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Fund will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Moreover, if you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by each Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.


GALAXY TAX-EXEMPT BOND FUNDS                                                  51

STATE AND LOCAL TAXES

Dividends paid by the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund that are attributable to interest earned by the Funds may be taxable to shareholders under state or local law. Each state-specific Fund intends to comply with certain state and/or local tax requirements so that its income and dividends generally will be exempt from the applicable state and/or local taxes described above in the description for such Fund. Dividends, if any, derived from interest on securities other than the state-specific municipal securities in which each Fund primarily invests or from any capital gains, will be subject to the particular state's taxes. However, with respect to the Connecticut Municipal Bond Fund, dividends, if any, derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the Connecticut state income tax on individuals, trusts and estates if paid on Fund shares held as capital assets.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.








52                                                  GALAXY TAX-EXEMPT BOND FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Trust Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). Certain information in the financial highlights tables reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Florida Municipal Bond Fund each began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, each Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Precedessor Funds exchanged their shares for Trust Shares and/or BKB Shares of the Funds. Shareholders of the Predecessor Funds who purchased their shares through an investment management trust, custody or other agency relationship with BankBoston N.A. received Trust Shares of the Funds.

The information in the financial highlights tables for the fiscal years or periods ended October 31, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000 and are incorporated by reference into the SAI. With respect to the Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund and Rhode Island Municipal Bond Fund, the information for the fiscal years ended October 31, 1998, 1997 and 1996 was audited by Galaxy's former auditors. With respect to the Predecessor Funds, the information for the fiscal years or periods ended May 31, 2000, 1999, 1998, 1997 and 1996 was audited by the Predecessor Funds' former auditors, PricewaterhouseCoopers LLP, whose report dated July 17, 2000 is also incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.









GALAXY TAX-EXEMPT BOND FUNDS                                                  53

GALAXY TAX-EXEMPT BOND FUND
(For a share outstanding throughout each period)

                                                                              YEARS ENDED OCTOBER 31,
                                                          ---------------------------------------------------------------
                                                            2000          1999           1998         1997        1996
                                                          --------      --------       --------     --------    ---------
                                                                                    TRUST SHARES
---------------------------------------------------       --------      --------       --------     --------    ---------
Net asset value, beginning of period                       $10.33         $11.30         $11.06       $10.78      $10.78
 ...................................................       ........      ........       ........     ........    .........
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                  0.49           0.49           0.50         0.53        0.53
---------------------------------------------------       --------      --------       --------     --------    ---------
   Net realized and unrealized gain (loss)
   on investments                                            0.35          (0.83)          0.34         0.29          --
---------------------------------------------------       --------      --------       --------     --------    ---------
Total from investment operations                             0.84          (0.34)          0.84         0.82        0.53

LESS DIVIDENDS:
   Dividends from net investment income                     (0.49)         (0.49)         (0.51)       (0.53)      (0.53)
 ...................................................       ........      ........       ........     ........    .........
   Dividends from net realized capital gains                   --          (0.14)         (0.09)       (0.01)         --
---------------------------------------------------       --------      --------       --------     --------    ---------
Total dividends                                             (0.49)         (0.63)         (0.60)       (0.54)      (0.53)

Net increase (decrease) in net asset value                   0.35          (0.97)          0.24         0.28          --
 ...................................................       ........      ........       ........     ........    .........
Net asset value, end of period                             $10.68         $10.33         $11.30       $11.06      $10.78
===================================================       ========      ========       ========     ========    =========
Total return                                                 8.32%         (3.25)%         7.85%        7.75%       5.03%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                      $174,415      $141,999       $135,664     $122,218    $103,163
 ...................................................       ........      ........       ........     ........    .........
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                      4.66%          4.46%          4.55%        4.85%       4.91%
 ...................................................       ........      ........       ........     ........    .........
   Operating expenses including
   reimbursement/waiver                                      0.71%          0.71%          0.71%        0.70%       0.70%
 ...................................................       ........      ........       ........     ........    .........
   Operating expenses excluding
   reimbursement/waiver                                      0.91%          0.91%          0.92%        0.96%       0.95%
 ...................................................       ........      ........       ........     ........    .........
Portfolio turnover rate                                        73%            23%            59%          78%         15%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.47, $0.47, $0.48, $0.51 and $0.51, respectively.


54                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY NEW JERSEY MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                                              PERIOD ENDED
                                                                   YEARS ENDED OCTOBER 31,     OCTOBER 31,
                                                                ------------------------------------------
                                                                   2000             1999         1998(1)
                                                                  -------          ------        ------
                                                                                TRUST SHARES
----------------------------------------------------------        -------          ------        ------
Net asset value, beginning of period                                $9.56          $10.24        $10.00
 ..........................................................        .......          ......        ......
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                          0.40            0.38          0.21
 ..........................................................        .......          ......        ......
   Net realized and unrealized gain on investments                   0.32           (0.68)         0.24
----------------------------------------------------------        -------          ------        ------
Total from investment operations                                     0.72           (0.30)         0.45

LESS DIVIDENDS:
   Dividends from net investment income                             (0.40)          (0.38)        (0.21)
----------------------------------------------------------        -------          ------        ------
Total dividends                                                     (0.40)          (0.38)        (0.21)

Net increase in net asset value                                      0.32           (0.68)         0.24
 ..........................................................        .......          ......        ......
Net asset value, end of period                                      $9.88           $9.56        $10.24
==========================================================        =======          ======        ======
Total return                                                         7.74%          (3.06)%        4.48%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                              $10,174          $7,422        $7,701
 ..........................................................        .......          ......        ......
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                              4.16%           3.76%         3.79%(4)
 ..........................................................        .......          ......        ......
   Operating expenses including reimbursement/waiver                 0.86%           0.92%         0.92%(4)
 ..........................................................        .......          ......        ......
   Operating expenses excluding reimbursement/waiver                 1.64%           1.63%         2.07%(4)
 ..........................................................        .......          ......        ......
Portfolio turnover rate                                                77%             41%           53%(3)

(1) The Fund commenced operations on April 3, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 were $0.32, $0.30 and $0.15, respectively.

(3) Not annualized.

(4) Annualized.



GALAXY TAX-EXEMPT BOND FUNDS                                                  55

GALAXY NEW YORK MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                         YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------
                                                    2000           1999            1998         1997            1996
                                                   -------        -------         -------      -------         -------
                                                                               TRUST SHARES
----------------------------------------------     -------        -------         -------      -------         -------
Net asset value, beginning of period                $10.57         $11.44          $11.09       $10.75          $10.78
 ..............................................     .......        .......         .......      .......         .......
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.50           0.50            0.50         0.52            0.51
 ..............................................     .......        .......         .......      .......         .......
   Net realized and unrealized gain (loss)
   on investments                                     0.44          (0.89)           0.35         0.34           (0.03)
----------------------------------------------     -------        -------         -------      -------         -------
Total from investment operations                      0.94          (0.39)           0.85         0.86            0.48

LESS DIVIDENDS:
   Dividends from net investment income              (0.52)         (0.48)          (0.50)       (0.52)          (0.51)
----------------------------------------------     -------        -------         -------      -------         -------
Total dividends                                      (0.52)         (0.48)          (0.50)       (0.52)          (0.51)

Net increase (decrease) in net asset value            0.42          (0.87)           0.35         0.34           (0.03)
 ..............................................     .......        .......         .......      .......         .......
Net asset value, end of period                      $10.99         $10.57          $11.44       $11.09          $10.75
==============================================     =======        =======         =======      =======         =======
   Total return                                       9.12%         (3.54)%          7.82%        8.17%           4.55%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $50,511        $36,696         $34,801      $27,562         $23,762
 ..............................................     .......        .......         .......      .......         .......
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                               4.65%          4.50%           4.42%        4.75%           4.75%
 ..............................................     .......        .......         .......      .......         .......
   Operating expenses including
   reimbursement/waiver                               0.78%          0.77%           0.72%        0.71%           0.70%
 ..............................................     .......        .......         .......      .......         .......
   Operating expenses excluding
   reimbursement/waiver                               0.98%          0.97%           0.99%        1.02%           1.10%
 ..............................................     .......        .......         .......      .......         .......
Portfolio turnover rate                                 37%            24%             27%          61%             12%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.47, $0.48, $0.47, $0.49 and $0.47, respectively.


56                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                            YEARS ENDED OCTOBER 31,
                                                      -----------------------------------------------------------------
                                                        2000           1999           1998          1997          1996
                                                       -------        -------        -------       ------        ------
                                                                                  TRUST SHARES
----------------------------------------------         -------        -------        -------       ------        ------
Net asset value, beginning of period                    $10.09         $10.82         $10.47       $10.14        $10.13
 ...............................................        .......        .......        .......       ......        ......
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                               0.46           0.45           0.45         0.47          0.44
 ...............................................        .......        .......        .......       ......        ......
   Net realized and unrealized gain (loss)
   on investments                                         0.30          (0.73)          0.35         0.33          0.01
----------------------------------------------         -------        -------        -------       ------        ------
Total from investment operations                          0.76          (0.28)          0.80         0.80          0.45

LESS DIVIDENDS:
   Dividends from net investment income                  (0.46)         (0.45)         (0.45)       (0.47)        (0.44)
----------------------------------------------         -------        -------        -------       ------        ------
Total dividends                                          (0.46)         (0.45)         (0.45)       (0.47)        (0.44)

Net increase (decrease) in net asset value                0.30          (0.73)          0.35         0.33          0.01
 ...............................................        .......        .......        .......       ......        ......
Net asset value, end of period                          $10.39         $10.09         $10.82       $10.47        $10.14
===============================================        =======        =======        =======      =======        ======
Total return                                              7.71%         (2.68)%         7.81%        8.06%         4.54%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                   $23,254        $17,848        $13,913       $9,866        $6,348
 ...............................................        .......        .......        .......       ......        ......
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                   4.49%          4.26%          4.24%        4.51%         4.34%
 ...............................................        .......        .......        .......       ......        ......
   Operating expenses including
   reimbursement/waiver                                   0.65%          0.65%          0.67%        0.49%         0.49%
 ...............................................        .......        .......        .......       ......        ......
   Operating expenses excluding
   reimbursement/waiver                                   1.06%          1.05%          1.10%        1.10%         1.17%
 ...............................................        .......        .......        .......       ......        ......
Portfolio turnover rate                                     33%            53%            46%          42%            3%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.42, $0.41, $0.40, $0.41 and $0.37, respectively.


GALAXY TAX-EXEMPT BOND FUNDS                                                  57

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                           YEARS ENDED OCTOBER 31,
                                                      ------------------------------------------------------------------
                                                        2000           1999           1998           1997          1996
                                                      -------        -------        -------        -------       -------
                                                                                 TRUST SHARES
----------------------------------------------         -------        -------        -------       ------        ------
Net asset value, beginning of period                   $ 9.76         $10.53         $10.25         $ 9.94        $ 9.98
 ...............................................       .......        .......        .......        .......       .......
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                              0.47           0.45           0.47           0.46          0.46
 ...............................................       .......        .......        .......        .......       .......
   Net realized and unrealized gain (loss)
   on investments                                        0.34          (0.77)          0.27           0.32         (0.04)
-----------------------------------------------       -------        -------        -------        -------       -------
Total from investment operations                         0.81          (0.32)          0.74           0.78          0.42

LESS DIVIDENDS:
   Dividends from net investment income                 (0.47)         (0.45)         (0.46)         (0.47)        (0.46)
-----------------------------------------------       -------        -------        -------        -------       -------
   Total dividends                                      (0.47)         (0.45)         (0.46)         (0.47)        (0.46)

Net increase (decrease) in net asset value               0.34          (0.77)          0.28           0.31         (0.04)
 ...............................................       .......        .......        .......        .......       .......
Net asset value, end of period                         $10.10          $9.76         $10.53         $10.25        $ 9.94
===============================================       =======        =======        =======        =======       =======
   Total return                                          8.47%         (3.17)%         7.42%          8.06%         4.27%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                  $44,328        $33,897        $23,371        $13,986       $11,047
 ...............................................       .......        .......        .......        .......       .......
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                  4.71%          4.36%          4.49%          4.57%         4.60%
 ...............................................       .......        .......        .......        .......       .......
   Operating expenses including
   reimbursement/waiver                                  0.59%          0.61%          0.60%          0.44%         0.48%
 ...............................................       .......        .......        .......        .......       .......
   Operating expenses excluding
   reimbursement/waiver                                  1.00%          1.01%          1.03%          1.01%         1.14%
 ...............................................       .......        .......        .......        .......       .......
Portfolio turnover rate                                    34%            34%            44%            48%           16%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.43, $0.41, $0.42, $0.40 and $0.40, respectively.


58                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY RHODE ISLAND MUNICIPAL BOND FUND
(For a share outstanding throughout the period)

                                                                                             PERIOD ENDED
                                                                                          OCTOBER 31, 2000(1)
                                                                                          -------------------
                                                                                             TRUST SHARES
 ................................................................................          ...................
Net asset value, beginning of period                                                            $10.53
 ................................................................................          ...................
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                                                       0.18(5)
 ................................................................................          ...................
   Net realized and unrealized gain on investments                                                0.22
--------------------------------------------------------------------------------          -------------------
Total from investment operations                                                                  0.40

LESS DIVIDENDS:
   Dividends from net investment income                                                          (0.18)(5)
 ................................................................................          ...................
   Dividends from net realized capital gains                                                        --
--------------------------------------------------------------------------------          -------------------
Total dividends                                                                                  (0.18)

Net increase (decrease) in net asset value                                                        0.22
 ................................................................................          ...................
Net asset value, end of period                                                                  $10.75
================================================================================          ===================
Total return(3)                                                                                   3.82%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                                           $82,617
 ................................................................................          ...................
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver                                           4.60%(4)
 ................................................................................          ...................
   Operating expenses including reimbursement/waiver                                              0.71%(4)
 ................................................................................          ...................
   Operating expenses excluding reimbursement/waiver                                              1.04%(4)
 ................................................................................          ...................
Portfolio turnover rate                                                                             43%(3)

(1) Trust Shares of the Fund commenced operations on  June 19, 2000.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.17.

(3) Not annualized.

(4) Annualized.

(5) The selected per share data was calculated using the weighted average shares outstanding method for the period.


GALAXY TAX-EXEMPT BOND FUNDS                                                  59

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

(For a share outstanding throughout each period)

                                      PERIOD JUNE 1,
                                         2000 TO
                                       OCTOBER 31,                             YEARS ENDED MAY 31,
                                      --------------    --------------------------------------------------------------------
                                          2000*           2000           1999           1998           1997           1996
                                        --------        --------       --------       --------       --------       --------
                                                                            TRUST SHARES
 ....................................    ........        ........       ........       ........       ........       ........
Net asset value, beginning of
   period                                  $9.60          $10.33         $10.52         $10.18          $9.99         $10.14
 ....................................    ........        ........       ........       ........       ........       ........
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                 0.18(2)         0.44           0.45           0.48           0.50           0.51
 ....................................    ........        ........       ........       ........       ........       ........
   Net realized and unrealized
   gain (loss) on investments               0.41           (0.62)         (0.01)          0.44           0.19          (0.09)
------------------------------------    --------        --------       --------       --------       --------       --------
Total from investment
   operations                               0.59           (0.18)          0.44           0.92           0.69           0.42

LESS DIVIDENDS:
   Dividends from net
   investment income                       (0.18)          (0.44)         (0.45)         (0.48)         (0.50)         (0.51)
 ....................................    ........        ........       ........       ........       ........       ........
   Dividends from net
   realized capital gains                     --           (0.11)         (0.18)         (0.10)           --           (0.06)
------------------------------------    --------        --------       --------       --------       --------       --------
Total dividends                            (0.18)          (0.55)         (0.63)         (0.58)         (0.50)         (0.57)

Net increase (decrease) in net
   asset value                              0.41           (0.73)         (0.19)          0.34           0.19          (0.15)
 ....................................    ........        ........       ........       ........       ........       ........
Net asset value, end of period            $10.01         $  9.60         $10.33         $10.52         $10.18         $ 9.99
====================================    ========        ========       ========       ========       ========       ========
Total return                                6.18%(4)       (1.70)%         4.24%          9.24%          7.74%          4.31%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
   (000's)                              $261,938        $296,711       $356,995       $303,578       $250,526       $196,787
 ....................................    ........        ........       ........       ........       ........       ........
RATIOS TO AVERAGE NET ASSETS:
   Net investment income
   including reimbursement/
   waiver                                   4.38%(3)        4.50%          4.31%          4.62%          4.92%          4.90%
 ....................................    ........        ........       ........       ........       ........       ........
   Operating expenses
   including reimbursement/
   waiver                                   0.77%(3)        0.80%          0.80%          0.80%          0.80%          0.79%
 ....................................    ........        ........       ........       ........       ........       ........
   Operating expenses
   excluding reimbursement/
   waiver                                   0.91%(3)        1.11%          1.11%          1.12%          1.17%          1.21%
 ....................................    ........        ........       ........       ........       ........       ........
Portfolio turnover rate                       38%(4)          48%            69%            34%            33%            37%

* The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund.

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.18.(2)

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(3) Annualized.

(4) Not annualized.


60                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

                                      PERIOD JUNE 1,
                                       2000 THROUGH
                                        OCTOBER 31,                                 YEARS ENDED MAY 31,
                                      --------------    -----------------------------------------------------------------------
                                           2000*          2000             1999             1998           1997           1996
                                      --------------    --------         --------         --------       --------       -------
                                                                                        TRUST SHARES
 ....................................  ..............    ........         ........         ........       ........       .......
Net asset value, beginning of
   period                                 $10.00          $10.67           $10.81           $10.38         $10.17        $10.27
 ....................................  ..............    ........         ........         ........       ........       .......
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                 0.19(2)         0.46             0.48             0.50           0.51          0.53
 ....................................  ..............    ........         ........         ........       ........       .......
   Net realized and unrealized
   gain (loss) on investments               0.41           (0.62)           (0.08)            0.45           0.21         (0.10)
------------------------------------  --------------    --------         --------         --------       --------       -------
Total from investment
   operations                               0.60           (0.16)            0.40             0.95           0.72          0.43

LESS DIVIDENDS:
   Dividends from net
   investment income                       (0.19)          (0.46)           (0.48)           (0.50)         (0.51)        (0.53)
 ....................................  ..............    ........         ........         ........       ........       .......
   Dividends from net
   realized capital gains                     --           (0.05)           (0.06)           (0.02)            --            --
------------------------------------  --------------    --------         --------         --------       --------       -------
Total dividends                            (0.19)          (0.51)           (0.54)           (0.52)         (0.51)        (0.53)

Net increase (decrease) in net
   asset value                              0.41           (0.67)           (0.14)            0.43           0.21         (0.10)
 ....................................  ..............    ........         ........         ........       ........       .......
Net asset value, end of period            $10.41          $10.00           $10.67           $10.81         $10.38        $10.17
====================================  ==============    ========         ========         ========       ========       =======
Total return                                6.01%(4)       (1.45)%           3.72%            9.29%          7.26%         4.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
   (000's)                              $121,974        $148,902         $187,725         $142,107       $103,104       $81,441
 ....................................  ..............    ........         ........         ........       ........       .......
RATIOS TO AVERAGE NET ASSETS:
   Net investment income
   including reimbursement/
   waiver                                   4.37%(3)        4.52%            4.37%            4.66%          4.94%         5.02%
 ....................................  ..............    ........         ........         ........       ........       .......
   Operating expenses
   including reimbursement/
   waiver                                   0.78%(3)        0.80%            0.80%            0.80%          0.76%         0.75%
 ....................................  ..............    ........         ........         ........       ........       .......
   Operating expenses
   excluding reimbursement/
   waiver                                   0.94%(3)        1.12%            1.12%            1.14%          1.17%         1.29%
 ....................................  ..............    ........         ........         ........       ........       .......
Portfolio turnover rate                       30%(4)          30%              19%              17%             4%           20%

* The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund.

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.18.(2)

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(3) Annualized.

(4) Not annualized.


GALAXY TAX-EXEMPT BOND FUNDS                                                  61

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

                                     PERIOD JUNE 1,
                                     2000 THROUGH
                                      OCTOBER 31,                           YEARS ENDED MAY 31,
                                     -- -----------  -----------------------------------------------------------------------
                                        2000*          2000             1999             1998           1997            1996
                                      -----------    --------         --------         --------       --------        --------
                                                                            TRUST SHARES
 ....................................  ...........    ........         ........         ........       ........        ........
Net asset value, beginning of
   period                                $9.78         $10.39           $10.42           $10.01          $9.78          $ 9.90
 ....................................  ...........    ........         ........         ........       ........        ........
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)               0.18(2)        0.45             0.45             0.47           0.47            0.48
 ....................................  ...........    ........         ........         ........       ........        ........
   Net realized and unrealized
   gain (loss) on investments             0.40          (0.61)           (0.03)            0.41           0.23           (0.12)
------------------------------------  -----------    --------         --------         --------       --------        --------
Total from investment
   operations                             0.58          (0.16)            0.42             0.88           0.70            0.36

LESS DIVIDENDS:
   Dividends from net
   investment income                     (0.18)         (0.45)           (0.45)           (0.47)         (0.47)          (0.48)
------------------------------------  -----------    --------         --------         --------       --------        --------
Total dividends                          (0.18)         (0.45)           (0.45)           (0.47)         (0.47)          (0.48)

Net increase (decrease) in net
   asset value                            0.40          (0.61)           (0.03)            0.41           0.23           (0.12)
 ....................................  ...........    ........         ........         ........       ........        ........
Net asset value, end of period          $10.18          $9.78           $10.39           $10.42         $10.01          $ 9.78
====================================  ===========    ========         ========         ========       ========        ========
Total return                              5.99%(4)      (1.51)%           4.10%            8.91%          7.30%           3.64%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
   (000's)                            $176,306       $231,140         $267,871         $206,137       $147,459        $106,619
 ....................................  ...........    ........         ........         ........       ........        ........
RATIOS TO AVERAGE NET ASSETS:
   Net investment income
   including reimbursement/
   waiver                                 4.36%(3)       4.52%            4.32%            4.54%          4.74%           4.73%
 ....................................  ...........    ........         ........         ........       ........        ........
   Operating expenses
   including reimbursement/
   waiver                                 0.77%(3)       0.80%            0.80%            0.80%          0.79%           0.80%
 ....................................  ...........    ........         ........         ........       ........        ........
   Operating expenses
   excluding reimbursement/
   waiver                                 0.92%(3)       1.12%            1.12%            1.14%          1.18%           1.28%
 ....................................  ...........    ........         ........         ........       ........        ........
Portfolio turnover rate                     20%(4)         11%               9%               6%             9%             47%

* The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund.

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.18.(2)

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(3) Annualized.

(4) Not annualized.


62                                                  GALAXY TAX-EXEMPT BOND FUNDS

GALAXY FLORIDA MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

                                                       PERIOD
                                                    JUNE 1, 2000
                                                       THROUGH                                                       PERIOD ENDED
                                                      OCTOBER 31,               YEARS ENDED MAY 31,                      MAY 31,
                                                    ------------------------------------------------------------------------------
                                                        2000*              2000                  1999                     1998(2)
                                                      --------            -------               -------                  -------
                                                                                  TRUST SHARES
 .............................................         ........            .......               .......                  .......
Net asset value, beginning of period                     $9.51             $10.12                $10.30                   $10.00
 .............................................         ........            .......               .......                  .......
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                               0.17               0.43                  0.44                     0.43
 .............................................         ........            .......               .......                  .......
   Net realized and unrealized gain (loss)
   on investments                                         0.36              (0.61)                (0.04)                    0.32
---------------------------------------------         --------            -------               -------                  -------
Total from investment operations                          0.53              (0.18)                 0.40                     0.75

LESS DIVIDENDS:
   Dividends from net investment income                  (0.17)             (0.43)                (0.44)                   (0.43)
 .............................................         ........            .......               .......                  .......
   Dividends from net realized capital gains                --                 --                 (0.14)                   (0.02)
---------------------------------------------         --------            -------               -------                  -------
Total dividends                                          (0.17)             (0.43)                (0.58)                   (0.45)

Net increase (decrease) in net asset value                0.36              (0.61)                (0.18)                    0.30
 .............................................         ........            .......               .......                  .......
Net asset value, end of period                          $ 9.87             $ 9.51                $10.12                   $10.30
=============================================         ========            =======               =======                  =======
Total return                                              5.62%(4)          (1.76)%                3.88%                    7.63%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                   $61,773            $61,154               $68,796                  $51,793
 .............................................         ........            .......               .......                  .......
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                   4.22%(3)           4.44%                 4.25%                    4.59%(3)
 .............................................         ........            .......               .......                  .......
   Operating expenses including
   reimbursement/waiver                                   0.79%(3)           0.80%                 0.80%                    0.80%(3)
 .............................................         ........            .......               .......                  .......
   Operating expenses excluding
   reimbursement/waiver                                   1.01%(3)           1.15%                 1.14%                    1.19%(3)
 .............................................         ........            .......               .......                  .......
Portfolio turnover rate                                     23%(4)             28%                   11%                      21%

* The Fund commenced operations on June 30, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Fund.

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2000 was $0.16.

(2) Period from commencement of operations.

(3) Annualized.

(4) Not annualized.


GALAXY TAX-EXEMPT BOND FUNDS                                                  63

WHERE TO FIND MORE INFORMATION


You'll find more information about the Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.



Galaxy's Investment Company Act File No. is 811-4636.

PROTRTXBND 15040(3/1/01) PKG50

[GRAPHIC]

GALAXY PRIME SHARES

THE GALAXY FUND


PROSPECTUS

February 28, 2001


GALAXY ASSET ALLOCATION FUND

GALAXY GROWTH AND INCOME FUND

GALAXY EQUITY GROWTH FUND

GALAXY INTERNATIONAL EQUITY FUND

GALAXY PAN ASIA FUND

GALAXY SMALL CAP VALUE FUND

GALAXY HIGH QUALITY BOND FUND

PRIME A SHARES AND PRIME B SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds as an investment or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                             [GALAXY FUNDS LOGO]

CONTENTS

 1    RISK/RETURN SUMMARY

 1    Introduction

 2    Galaxy Asset Allocation Fund

 7    Galaxy Growth and Income Fund

11    Galaxy Equity Growth Fund

16    Galaxy International Equity Fund

21    Galaxy Pan Asia Fund

26    Galaxy Small Cap Value Fund

30    Galaxy High Quality Bond Fund

35    Additional information about risk


36    FUND MANAGEMENT


38    HOW TO INVEST IN THE FUNDS

38    How sales charges work

40    Buying, selling and exchanging shares

41      HOW TO BUY SHARES

42      HOW TO SELL SHARES

42      HOW TO EXCHANGE SHARES

42      OTHER SHAREHOLDER SERVICES

42      OTHER TRANSACTION POLICIES


43    DIVIDENDS, DISTRIBUTIONS AND TAXES


45    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes Prime A Shares and Prime B Shares of the Galaxy Asset Allocation Fund, Galaxy Growth and Income Fund, Galaxy Equity Growth Fund, Galaxy International Equity Fund, Galaxy Small Cap Value Fund and Galaxy High Quality Bond Fund.

On the following pages, you'll find important information about each Fund, including:

- The Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-  The main risks associated with an investment in the Fund

- The Fund's past performance measured on both a year-by-year and long-term basis

-  The fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.


GALAXY PRIME SHARES                                                            1

GALAXY ASSET ALLOCATION FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the Fund's assets.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in the popular stock market averages. The Adviser interprets this to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than that. The Fund also seeks long-term growth in the value of its assets. The Adviser attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix will change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

In selecting portfolio securities for the Fund, the Adviser's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the Adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The Adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the Adviser determines it appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

The Fund may trade its investments frequently in trying to achieve its investment goal.

[SIDENOTE]

CURRENT INCOME

Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


2                                                            GALAXY PRIME SHARES

GALAXY ASSET ALLOCATION FUND

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The value of fixed income investments such as bonds are affected by movements in interest rates. Bond prices tend to fall when interest rates rise and to rise when interest rates fall.

- CREDIT RISK - The value of fixed income investments also depends on the ability of an issuer to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its securities will decline. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain fixed income investments held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- PORTFOLIO COMPOSITION - The level of risk could increase if a larger percentage of the Fund is invested in one particular asset class, such as stocks or bonds. However, asset allocation funds are generally less volatile than portfolios that contain only stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

GALAXY PRIME SHARES                                                            3

GALAXY ASSET ALLOCATION FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Prime A Shares of the Fund has varied from year to year. The returns for Prime B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the returns would be lower.

1999    7.42%
2000    1.96%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                     SINCE
                                                         1 YEAR  INCEPTION
--------------------------------------------------------------------------------------------
Prime A Shares                                           -3.66%      4.48%  (11/1/98)
--------------------------------------------------------------------------------------------
Prime B Shares                                           -3.56%      5.17%  (11/1/98)
--------------------------------------------------------------------------------------------
S&P 500                                                  -9.10%     10.19%  (since 10/31/98)
--------------------------------------------------------------------------------------------
DJIA                                                     -4.69%     12.87%  (since 10/31/98)
--------------------------------------------------------------------------------------------


[SIDENOTE]

BEST QUARTER
7.30%
for the quarter ending
December 31, 1999

WORST QUARTER
-4.62%
for the quarter ending
December 31, 2000

[SIDENOTE]

The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. The Dow Jones Industrial Average (DJIA) is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks.


4                                                            GALAXY PRIME SHARES

GALAXY ASSET ALLOCATION FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE (LOAD)                 MAXIMUM DEFERRED SALES CHARGE
                                 ON PURCHASES SHOWN           (LOAD) SHOWN AS A % OF THE OFFERING
                       AS A % OF THE OFFERING PRICE        PRICE OR SALE PRICE, WHICHEVER IS LESS
-------------------------------------------------------------------------------------------------
Prime A Shares                             5.50%(1)                                       None(2)
-------------------------------------------------------------------------------------------------
Prime B Shares                               None                                        5.00%(3)
-------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                            DISTRIBUTION                          TOTAL FUND
                        MANAGEMENT            AND SERVICE           OTHER          OPERATING
                              FEES           (12B-1) FEES        EXPENSES           EXPENSES
---------------------------------------------------------------------------------------------
Prime A Shares               0.75%                 0.25%4           0.30%              1.30%
---------------------------------------------------------------------------------------------
Prime B Shares               0.75%                 1.00%4           0.31%              2.06%
---------------------------------------------------------------------------------------------

(1)Reduced sales charges may be available. See "How to invest in the Funds -
   How sales charges work."
(2)Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3)This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4)The Fund may pay Distribution (12b-1) fees up to a maximum of 0.30% of the Fund's average daily net assets attributable to Prime A Shares and Distribution and service (12b-1) fees up to a maximum of 1.25% of the Fund's average daily net assets attributable to Prime B Shares (comprised of up to 0.75% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% and 1.00% for Prime A Shares and Prime B Shares, respectively, during the current fiscal year.


GALAXY PRIME SHARES                                                            5

GALAXY ASSET ALLOCATION FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown

-  you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

-  your investment has a 5% return each year

-  your Prime B Shares convert to Prime A Shares after eight years

-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                          1 YEAR      3 YEARS    5 YEARS      10 YEARS
----------------------------------------------------------------------
Prime A Shares              $675         $939     $1,224        $2,032
----------------------------------------------------------------------
Prime B Shares              $709         $946      $1,308       $2,195
----------------------------------------------------------------------

If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:

Prime B Shares              $209         $646      $1,108       $2,195
-----------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGERS

The Fund's portfolio managers are Donald Jones, a Vice President of the Adviser, since 1991, and David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with the Adviser and its predecessors since 1977. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with the Adviser and its predecessors since 1986.


6                                                            GALAXY PRIME SHARES

GALAXY GROWTH AND INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on growth stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The Adviser also seeks a current yield greater than that of the S&P 500, although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[SIDENOTE]

MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


GALAXY PRIME SHARES                                                            7

GALAXY GROWTH AND INCOME FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Prime A Shares of the Fund has varied from year to year. The returns for Prime B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1999         6.99%
2000         3.86%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                          SINCE
                                             1 YEAR   INCEPTION
----------------------------------------------------------------------------------
Prime A Shares                               -1.87%       7.41%  (11/1/98)
----------------------------------------------------------------------------------
Prime B Shares                               -1.66%       8.18%  (11/1/98)
----------------------------------------------------------------------------------
S&P 500                                       9.10%      10.19%  (since 10/31/98)
----------------------------------------------------------------------------------

[SIDENOTE]

BEST QUARTER
9.78%
for the quarter ending
June 30, 1999

WORST QUARTER
-10.57%
for the quarter ending
September 30, 1999

[SIDENOTE]

The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


8                                                            GALAXY PRIME SHARES

GALAXY GROWTH AND INCOME FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                    MAXIMUM SALES CHARGE (LOAD)              MAXIMUM DEFERRED SALES CHARGE
                             ON PURCHASES SHOWN        (LOAD) SHOWN AS A % OF THE OFFERING
                   AS A % OF THE OFFERING PRICE     PRICE OR SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Prime A Shares              5.50%(1)                        None(2)
------------------------------------------------------------------------------------------
Prime B Shares                None                          5.00%(3)
------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                     DISTRIBUTION                      TOTAL FUND
                      MANAGEMENT      AND SERVICE           OTHER       OPERATING
                            FEES     (12B-1) FEES        EXPENSES        EXPENSES
----------------------------------------------------------------------------------

Prime A Shares             0.75%           0.25%(4)         0.24%           1.24%
----------------------------------------------------------------------------------

Prime B Shares             0.75%           1.00%(4)         0.32%           2.07%
----------------------------------------------------------------------------------

(1)Reduced sales charges may be available. See "How to invest in the Funds -
   How sales charges work."
(2)Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3)This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4)The Fund may pay Distribution (12b-1) fees up to a maximum of 0.30% of the Fund's average daily net assets attributable to Prime A Shares and Distribution and service (12b-1) fees up to a maximum of 1.25% of the Fund's average daily net assets attributable to Prime B Shares (comprised of up to 0.75% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% and 1.00% for Prime A Shares and Prime B Shares, respectively, during the current fiscal year.


GALAXY PRIME SHARES                                                            9

GALAXY GROWTH AND INCOME FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown

-  you reinvest all dividends and distributions in the Fund

-  you sell all your shares at the end of the periods shown

-  your investment has a 5% return each year

-  your Prime B Shares convert to Prime A Shares after eight years

-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR      3 YEARS    5 YEARS      10 YEARS
----------------------------------------------------------------------------
Prime A Shares                   $669         $922     $1,194        $1,967
----------------------------------------------------------------------------
Prime B Shares                   $710         $949      $1,314       $2,187
----------------------------------------------------------------------------

If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:

Prime B Shares                    $210         $649      $1,114        $2,187
-----------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Fund's portfolio manager is Gregory M. Miller, a Vice President of the Adviser since 1996. He's been primarily responsible for the day-to-day management of the Fund's investment portfolio since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined the Adviser in 1985.


10                                                           GALAXY PRIME SHARES

GALAXY EQUITY GROWTH FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund normally invests at least 75% of its total assets in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its assets in foreign securities.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND
Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

[SIDENOTE]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


GALAXY PRIME SHARES                                                           11

GALAXY EQUITY GROWTH FUND

In addition, the Fund carries the following risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

12                                                           GALAXY PRIME SHARES

GALAXY EQUITY GROWTH FUND

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Prime A Shares of the Fund has varied from year to year. The returns for Prime B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1999        26.02%
2000        -1.44%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                          SINCE
                              1 YEAR  INCEPTION
-----------------------------------------------------------------
Prime A Shares                -6.84%     14.12%  (11/1/98)
-----------------------------------------------------------------
Prime B Shares                -6.49%     15.29%  (11/1/98)
-----------------------------------------------------------------
S&P 500                       -9.10%     10.19%  (since 10/31/98)
-----------------------------------------------------------------

[SIDENOTE]

BEST QUARTER
17.80%
for the quarter ending
December 31, 1999

WORST QUARTER
-8.09%
for the quarter ending
December 31, 2000

[SIDENOTE]

The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

GALAXY PRIME SHARES                                                           13

GALAXY EQUITY GROWTH FUND

FEES AND EXPENSES OF THE FUND
The following tables show the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES YOU PAID DIRECTLY FROM YOUR INVESTMENT)

                          MAXIMUM SALES CHARGE (LOAD)              MAXIMUM DEFERRED SALES CHARGE
                                   ON PURCHASES SHOWN        (LOAD) SHOWN AS A % OF THE OFFERING
                         AS A % OF THE OFFERING PRICE     PRICE OR SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------
Prime A Shares                           5.50%(1)                       None(2)
------------------------------------------------------------------------------------------------
Prime B Shares                             None                        5.00%(3)
------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                 DISTRIBUTION                   TOTAL FUND
                     MANAGEMENT   AND SERVICE          OTHER     OPERATING
                           FEES  (12b-1) FEES       EXPENSES      EXPENSES
----------------------------------------------------------------------------
Prime A Shares            0.75%        0.25%(4)        0.23%         1.23%
----------------------------------------------------------------------------
Prime B Shares            0.75%        1.00%(4)        0.27%         2.02%
----------------------------------------------------------------------------

(1)Reduced sales charges may be available. See "How to invest in the Funds -
   How sales charges work."
(2)Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3)This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4)The Fund may pay Distribution (12b-1) fees up to a maximum of 0.30% of the Fund's average daily net assets attributable to Prime A Shares and Distribution and service (12b-1) fees up to a maximum of 1.25% of the Fund's average daily net assets attributable to Prime B Shares (comprised of up to 0.75% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% and 1.00% for Prime A Shares and Prime B Shares, respectively, during the current fiscal year.


14                                                           GALAXY PRIME SHARES

GALAXY EQUITY GROWTH FUND

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  your Prime B Shares convert to Prime A Shares after eight years
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                         1 YEAR      3 YEARS    5 YEARS      10 YEARS
----------------------------------------------------------------------
Prime A Shares             $668         $919     $1,188        $1,957
----------------------------------------------------------------------
Prime B Shares             $705         $934     $1,288        $2,145
----------------------------------------------------------------------

If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:

Prime B Shares             $205         $634     $1,088        $2,145
---------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER
The Fund's portfolio manager is Robert G. Armknecht, CFA, an Executive Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988 and has been the Fund's portfolio manager since it began operations in 1990.


GALAXY PRIME SHARES                                                           15

GALAXY INTERNATIONAL EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund normally invests at least 75% of its total assets in the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Sub-Adviser's investment process begins with a fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in its operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Top-down factors are incorporated into the Sub-Adviser's analysis of a company. For example, the Sub-Adviser considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the Sub-Adviser's return expectations for individual companies. In this way, the Sub-Adviser arrives at a risk-adjusted return potential for each company analyzed, which then gives the Sub-Adviser the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

THE MAIN RISKS OF INVESTING IN THE FUND
Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

[SIDENOTE]

SUB-ADVISER
The Adviser has appointed Oechsle International Advisors, LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.


16                                                           GALAXY PRIME SHARES

GALAXY INTERNATIONAL EQUITY FUND

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- HEDGING - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

- SELECTION OF INVESTMENTS - The Adviser and Sub-Adviser evaluate the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

DERIVATIVES
A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


GALAXY PRIME SHARES                                                           17

GALAXY INTERNATIONAL EQUITY FUND

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Prime A Shares of the Fund has varied from year to year. The returns for Prime B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1999        41.55%
2000       -20.11%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                          SINCE
                            1 YEAR    INCEPTION
-------------------------------------------------------------------
Prime A Shares             -24.51%        7.58%    (11/1/98)
-------------------------------------------------------------------
Prime B Shares             -24.16%        8.40%    (11/1/98)
-------------------------------------------------------------------
MSCI EAFE Index            -14.17%        8.39%    (since 10/31/98)
-------------------------------------------------------------------

[SIDENOTE]

BEST QUARTER
24.43%
for the quarter ending
December 31, 1999

WORST QUARTER
-9.44%
for the quarter ending
June 30, 2000


[SIDENOTE]

The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index is an unmanaged index which tracks the performance of selected equity securities in Europe, Australia and the Far East.


18                                                           GALAXY PRIME SHARES

GALAXY INTERNATIONAL EQUITY FUND

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES YOU PAID DIRECTLY FROM YOUR INVESTMENT)

                           MAXIMUM SALES CHARGE (LOAD)           MAXIMUM DEFERRED SALES CHARGE
                                   ON PURCHASES SHOWN      (LOAD) SHOWN AS A % OF THE OFFERING
                         AS A % OF THE OFFERING PRICE   PRICE OR SALE PRICE, WHICHEVER IS LESS
----------------------------------------------------------------------------------------------
Prime A Shares                                5.50%(1)                      None(2)
----------------------------------------------------------------------------------------------
Prime B Shares                                  None                        5.00%(3)
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                    DISTRIBUTION                      TOTAL FUND
                     MANAGEMENT      AND SERVICE           OTHER       OPERATING
                           FEES     (12b-1) FEES        EXPENSES        EXPENSES
---------------------------------------------------------------------------------
Prime A Shares            0.87%(4)      0.25%(5)           0.87%        1.99%(4)
---------------------------------------------------------------------------------
Prime B Shares            0.87%(4)      1.00%(5)           0.30%        2.17%(4)
---------------------------------------------------------------------------------


(1)Reduced sales charges may be available. See "How to invest in the Funds -
   How sales charges work."
(2)Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3)This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4)The Adviser is waiving a portion of its fees so that Management fees are expected to be 0.62%. Total Fund operating expenses after this waiver are expected to be 1.74% for Prime A Shares and 1.92% for Prime B Shares. This fee waiver may be revised or discontinued at any time.
(5)The Fund may pay Distribution (12b-1) fees up to a maximum of 0.30% of the Fund's average daily net assets attributable to Prime A Shares and Distribution and service (12b-1) fees up to a maximum of 1.25% of the Fund's average daily net assets attributable to Prime B Shares (comprised of up to 0.75% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% and 1.00% for Prime A Shares and Prime B Shares, respectively, during the current fiscal year.


GALAXY PRIME SHARES                                                           19

GALAXY INTERNATIONAL EQUITY FUND

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  your Prime B Shares convert to Prime A Shares after eight years
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR      3 YEARS    5 YEARS      10 YEARS
------------------------------------------------------------------------------------------
Prime A Shares                                $741       $1,140     $1,564        $2,739
------------------------------------------------------------------------------------------
Prime B Shares                                $720        $ 979     $1,364        $2,458
------------------------------------------------------------------------------------------
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:

Prime B Shares                                $220         $679     $1,164        $2,458
------------------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGERS
The Fund's portfolio managers are Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Keesler is Chief Investment Officer and portfolio manager/research analyst with the Sub-Adviser. He has been associated with the Sub-Adviser and its predecessor since 1986. Ms. Harris has been a portfolio manager at the Sub-Adviser and its predecessor since January of 1995. She was previously portfolio manager and investment director for the State of Wisconsin Investment Board. Mr. Keesler and Ms. Harris have co-managed the Fund since August of 1996.

20                                                           GALAXY PRIME SHARES

GALAXY PAN ASIA FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of companies located in or whose principal activities are in Asia and the Pacific Basin. These countries may include Hong Kong, India, Indonesia, Japan, Malaysia, the People's Republic of China, the Philippines, Republic of Korea, Singapore, Taiwan and Thailand. In determining where a company's principal activities are located, the Adviser will consider its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund emphasizes investments in the developed countries of the region (i.e., Hong Kong, Japan, and Singapore), however, it may also invest in companies located in emerging markets. The Fund will invest mainly in large and medium-sized companies, although it may invest in companies of any size.

The Sub-Adviser determines how much to invest in each country by looking at factors such as prospects for economic growth, expected inflation levels, government policies and the range of available investment opportunities. The Sub-Adviser uses a rigorous bottom-up approach, recognizing that individual companies can do well, even in an industry or economy that is not performing well. The Sub-Adviser emphasizes intensive research and stockpicking as the means to identify undervalued stocks in the Asian markets. The investment process is based on a disciplined and systematic approach to identifying under-priced securities. Fundamental parameters that are value and/or growth oriented are used to screen the stock universe to identify companies that are likely to outperform. Regular company visits are an intrinsic part of the process. Top-down macro analysis, i.e., the process of looking at economic and political trends in the region and then selecting countries and industries that should benefit from those trends, and market valuation are used to support asset allocation decisions. Quantitative tools are used to help identify and manage exposure to different risk factors.

The Fund will sell a security if, as a result of changes in the economy of a particular country or the Asian and Pacific Basin region in general, the Sub-Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the company that issued the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of

[SIDE NOTE]

SUB-ADVISER

The Adviser has appointed UOB Global Capital LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.


GALAXY PRIME SHARES                                                           21

GALAXY PAN ASIA FUND

rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- REGIONAL RISK - Because the Fund invests primarily in the stocks of companies located in Asia and the Pacific Basin, the Fund is particularly susceptible to events in that region. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country, and currently intends to invest at least 50% of its assets in securities of companies located in Japan. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country. In particular, you should know that the Japanese economy faces several concerns, including: a financial system with a significant amount of nonperforming loans; high debt on corporate balance sheets; a structurally changing labor market, under which the traditional concept of lifetime employment is at odds with the increasing need for labor mobility; and changing corporate governance models. Japan is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- SMALL COMPANIES RISK - Small companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of

[SIDENOTE]

RISK LEVEL

On a risk spectrum ranking funds from conservative to aggressive, the Galaxy Pan Asia Fund is considered to have an aggressive level of risk. This ranking is based on the assessment by the Adviser of the potential risk of the Fund relative to the other equity funds offered by Galaxy, but this can change over time. It should not be used to compare the Fund with other mutual funds or other types of investments. Consult your financial professional to help you decide if the Fund is right for you.

22                                                           GALAXY PRIME SHARES

GALAXY PAN ASIA FUND

   larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.


- DERIVATIVES - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments or to seek to increase total return. There's no guarantee the use of derivatives for hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. To the extent that a derivative is not used as a hedge, losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

DERIVATIVES

A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

GALAXY PRIME SHARES                                                           23

GALAXY PAN ASIA FUND


HOW THE FUND HAS PERFORMED

No performance information is presented for Prime A Shares and Prime B Shares of the Fund because they had less than one full calendar year of performance history as of December 31, 2000.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                       MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE (LOAD)
                               ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                     AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
----------------------------------------------------------------------------------------------
Prime A Shares                           5.50%(1)                        None(2)
----------------------------------------------------------------------------------------------

Prime B Shares                               None                       5.00%(3)
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                     DISTRIBUTION                           TOTAL FUND
                  MANAGEMENT          AND SERVICE            OTHER           OPERATING
                        FEES         (12b-1) FEES         EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------
Prime A Shares          1.20%            0.25%(4)         42.92%(5),(6)       44.37%(6)
----------------------------------------------------------------------------------------------

Prime B Shares          1.20%            1.00%(4)         42.91%(5),(6)       45.11%(6)
----------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Fund - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Fund
    - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares.
    See "How to invest in the Fund - How sales charges work."

(4) The Fund may pay Distribution (12b-1) fees up to a maximum of 0.30% of the Fund's average net assets attributable to Prime A Shares and Distribution and service (12b-1) fees up to a maximum of 1.25% of the Fund's average net assets attributable to Prime B Shares (comprised of up to 0.75% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% and 1.00% for Prime A Shares and Prime B Shares, respectively, during the current fiscal year.

(5) Other expenses are based on estimated amounts for the current fiscal year.

(6) The Adviser and the Fund's transfer agent have agreed to waive fees and reimburse expenses so that Total Fund operating expenses do not exceed 1.95% and 2.67% for Prime A Shares and Prime B Shares, respectively. These waivers and reimbursements may be revised or discontinued at any time.


24                                                           GALAXY PRIME SHARES

GALAXY PAN ASIA FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown

-  you reinvest all dividends and distributions in the Fund

-  you sell all your shares at the end of the periods shown

-  your investment has a 5% return each year

-  your Prime B Shares convert to Prime A Shares after eight years

-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Prime A Shares                   $3,918       $7,197     $8,403        $9,046
--------------------------------------------------------------------------------
Prime B Shares                   $4,106       $7,360     $8,498        $8,937
--------------------------------------------------------------------------------

If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:

Prime B Shares                   $3,606       $7,060     $8,298        $8,937
--------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Fund's portfolio manager is Janet Liem, who joined UOB Overseas Bank Group (UOB) in 1993 and who has been a portfolio manager with the Sub-Adviser since April 2000. Under the supervision of Daniel Chan, a member of the Sub-Adviser's Investment Committee, she is primarily responsible for the day-to-day management of the Fund's investment portfolio.

Ms. Liem, who also serves as Director and head of Research of UOB Asset Management Ltd. (UOBAM), has over 15 years of investment experience. Prior to joining UOB, she held various research positions with global financial institutions. She holds a BBA from the National University of Singapore and an MBA from the University of New South Wales.

Mr. Chan has over 20 years investment experience. He currently serves as Chief Investment Officer and Managing Director of UOBAM. He has been with UOB since 1982 and the Sub-Adviser since its inception in 1998. He is responsible for all aspects of the investment process. He is also the current Chairperson of the Investment Management Association of Singapore. Prior to joining UOB, he was a Vice President at Sun Hung Kai Securities in Singapore. He holds a BBA from the National University of Singapore.

GALAXY PRIME SHARES                                                           25

GALAXY SMALL CAP VALUE FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Adviser believes are undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in the common stocks of companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its assets in foreign equity securities.

In selecting portfolio securities for the Fund, the Adviser looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also does research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries.

A portfolio security may be sold if the Adviser determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the company that issued the security.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDE NOTE]

VALUE STOCKS

Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

26                                                           GALAXY PRIME SHARES

GALAXY SMALL CAP VALUE FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Prime A Shares of the Fund has varied from year to year. The returns for Prime B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1999        10.71%
2000        16.99%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                      SINCE
                              1 YEAR              INCEPTION
-------------------------------------------------------------------------------
Prime A Shares                10.59%                 13.15% (11/1/98)
-------------------------------------------------------------------------------
Prime B Shares                11.04%                 14.12% (11/1/98)
-------------------------------------------------------------------------------
Russell 2000 Index            -3.02%                 13.44% (since 10/31/98)
-------------------------------------------------------------------------------
S&P 600                       11.80%                 17.27% (since 10/31/98)
-------------------------------------------------------------------------------

[SIDENOTE]

The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization.

BEST QUARTER
16.48%
for the quarter ending
June 30, 1999

WORST QUARTER
-7.71%
for the quarter ending
March 31, 1999

The Standard & Poor's SmallCap 600 Composite Index (S&P 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 600 is heavily weighted with the stocks of companies with small market capitalizations.


GALAXY PRIME SHARES                                                           27

GALAXY SMALL CAP VALUE FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES YOU PAID DIRECTLY FROM YOUR INVESTMENT)

                      MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE (LOAD)
                               ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                     AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
----------------------------------------------------------------------------------------------
Prime A Shares                           5.50%(1)                                    None(2)
----------------------------------------------------------------------------------------------

Prime B Shares                               None                                   5.00%(3)
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                     DISTRIBUTION                           TOTAL FUND
                  MANAGEMENT          AND SERVICE            OTHER           OPERATING
                        FEES         (12b-1) FEES         EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------
Prime A Shares         0.75%             0.25%(4)            0.32%             1.32%
----------------------------------------------------------------------------------------------
Prime B Shares         0.75%             1.00%(4)            0.71%             2.46%
----------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."

(4) The Fund may pay Distribution (12b-1) fees up to a maximum of 0.30% of the Fund's average daily net assets attributable to Prime A Shares and Distribution and service (12b-1) fees up to a maximum of 1.25% of the Fund's average daily net assets attributable to Prime B Shares (comprised of up to 0.75% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% and 1.00% for Prime A Shares and Prime B Shares, respectively, during the current fiscal year.


28                                                           GALAXY PRIME SHARES

GALAXY SMALL CAP VALUE FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown

-  you reinvest all dividends and distributions in the Fund

-  you sell all your shares at the end of the periods shown

-  your investment has a 5% return each year

-  your Prime B Shares convert to Prime A Shares after eight years

-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                           1 YEAR       3 YEARS          5 YEARS    10 YEARS
------------------------------------------------------------------------------
Prime A Shares               $677          $945           $1,234      $2,053
------------------------------------------------------------------------------

Prime B Shares               $749        $1,067           $1,511      $2,514
------------------------------------------------------------------------------

If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:

Prime B Shares               $249          $767           $1,311      $2,514
------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Fund's portfolio manager is Peter Larson, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Larson has been with the Adviser and its predecessors since 1963 and has managed the Fund, including its predecessor, since it began operations in 1992.


GALAXY PRIME SHARES                                                           29

GALAXY HIGH QUALITY BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with prudent risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.



Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality securities that have one of the top two ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.



The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.



The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.



The Fund may trade its investments frequently in trying to achieve its investment goal.



30                                                           GALAXY PRIME SHARES

GALAXY HIGH QUALITY BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK -- The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interes rate changes.

- CREDIT RISK -- The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P and Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK -- Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING -- Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

GALAXY PRIME SHARES                                                           31

GALAXY HIGH QUALITY BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Prime A Shares of the Fund has varied from year to year. The returns for Prime B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1999        -4.11%
2000        12.57%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                            SINCE
                                           1 YEAR       INCEPTION
-------------------------------------------------------------------------------------
Prime A Shares                                7.23%         1.50% (11/1/98)
-------------------------------------------------------------------------------------
Prime B Shares                                6.85%         1.82% (11/1/98)
-------------------------------------------------------------------------------------
Lehman Brothers Government/
Credit Bond Index                            11.85%         4.66% (since 10/31/98)
-------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/
Credit Bond Index                            10.12%         4.92% (since 10/31/98)
-------------------------------------------------------------------------------------

[SIDENOTE]

The Lehman Brothers Government/Credit Bond Index is an unmanaged index which tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of at least one year.

BEST QUARTER
4.85%
for the quarter ending
December 31, 2000

WORST QUARTER
-1.79%
for the quarter ending
June 30, 1999

The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.


32                                                           GALAXY PRIME SHARES

GALAXY HIGH QUALITY BOND FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                      MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE (LOAD)
                               ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                     AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------------------
Prime A Shares                            4.75%(1)                                   None(2)
--------------------------------------------------------------------------------------------
Prime B Shares                              None                                  5.00%(3)
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                     DISTRIBUTION                           TOTAL FUND
                  MANAGEMENT          AND SERVICE            OTHER           OPERATING
                        FEES         (12b-1) FEES         EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------
Prime A Shares      0.75%(4)             0.25%(5)         0.52%(4)             1.52%(4)
----------------------------------------------------------------------------------------------
Prime B Shares      0.75%(4)             1.00%(5)         0.25%(4)             2.00%(4)
----------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."

(4) The Adviser and certain of the Fund's other service providers are waiving a portion of their fees so that Management fees and Other expenses are expected to be 0.55% and 0.25%, respectively, for Prime A Shares and 0.55% and 0.16%, respectively, for Prime B Shares. Total Fund operating expenses after these waivers are expected to be 1.05% for Prime A Shares and 1.71% for Prime B Shares. These fee waivers may be revised or discontinued at any time.

(5) The Fund may pay Distribution (12b-1) fees up to a maximum of 0.30% of the Fund's average daily net assets attributable to Prime A Shares and Distribution and service (12b-1) fees up to a maximum of 1.25% of the Funds average daily net assets attributable to Prime B Shares (comprised of up to 0.75% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% and 1.00% for Prime A Shares and Prime B Shares, respectively, during the current fiscal year.


GALAXY PRIME SHARES                                                           33

GALAXY HIGH QUALITY BOND FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown

-  you reinvest all dividends and distributions in the Fund

-  you sell all your shares at the end of the periods shown

-  your investment has a 5% return each year

-  your Prime B Shares convert to Prime A Shares after eight years

-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
---------------------------------------------------------------------------------------------------------
Prime A Shares            $622                  $932               $1,265                $2,201
---------------------------------------------------------------------------------------------------------
Prime B Shares            $703                  $927               $1,278                $2,204
---------------------------------------------------------------------------------------------------------

If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:

---------------------------------------------------------------------------------------------------------
Prime B Shares            $203                  $627               $1,078                $2,204
---------------------------------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGER

The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.


34                                                           GALAXY PRIME SHARES

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions.

The High Quality Bond Fund may hold uninvested cash and invest without limit in money market instruments, including short-term U.S. Government securities.

For the Asset Allocation Fund, Growth and Income Fund, Equity Growth Fund, International Equity Fund, Pan Asia Fund and Small Cap Value Fund, these investments may include cash, money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity and Pan Asia Funds, foreign money market instruments, debt securities of foreign national governments and their agencies, and the securities of U.S. issuers.

This strategy could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


GALAXY PRIME SHARES                                                           35

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                                        MANAGEMENT FEE
                                                             AS A % OF
FUND                                                        NET ASSETS
----------------------------------------------------------------------
Galaxy Asset Allocation Fund                                     0.75%
----------------------------------------------------------------------
Galaxy Growth and Income Fund                                    0.75%
----------------------------------------------------------------------
Galaxy Equity Growth Fund                                        0.75%
----------------------------------------------------------------------
Galaxy International Equity Fund                                 0.62%
----------------------------------------------------------------------
Galaxy Small Cap Value Fund                                      0.75%
----------------------------------------------------------------------
Galaxy High Quality Bond Fund                                    0.55%
----------------------------------------------------------------------

The Adviser is entitled to receive management fees from the Pan Asia Fund at the annual rate of 1.20% of the Fund's average daily net assets.

SUB-ADVISERS

The Adviser has delegated some of its advisory responsibilities with respect to the Galaxy International Equity Fund to Oechsle International Advisors, LLC ("Oechsle") as sub-adviser. Oechsle determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on international investment and economic developments. The Adviser assists and consults with Oechsle as to the Fund's investment program, approves the list of foreign countries recommended by Oechsle for investment and manages the Fund's daily cash position. Oechsle's fees are paid by the Adviser.

Oechsle has its main office at One International Place, Boston, Massachusetts 02210. Oechsle is the successor to Oechsle International Advisors, L.P., an international investment firm founded in 1986. At December 31, 2000, Oechsle had discretionary management authority over approximately $17.7 billion in assets. The Adviser's parent company, FleetBoston Financial Corporation, owns an interest in Oechsle.

The Adviser has delegated some of its advisory responsibilities with respect to the Pan Asia Fund to UOB Global Capital LLC ("UOBGC") as sub-adviser. UOBGC determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on Asian investment and economic developments. The Adviser


36                                                           GALAXY PRIME SHARES
assists and consults with UOBGC as to the Fund's investment program, reviews sector and country allocations as determined by UOBGC for investment and manages the Fund's daily cash position. UOBGC's fees are paid by the Adviser.

UOBGC is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. UOBGC has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to provide appropriate resources, including investment, operations and compliance personnel, to UOBGC. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 2000, together with its affiliates, UOBGC had discretionary management authority over approximately $2.2 billion in assets.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and sub-advisers may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or a sub-adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and sub-advisers will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


GALAXY PRIME SHARES                                                           37

HOW TO INVEST IN THE FUNDS

HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Prime A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Prime B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.

PRIME A SHARES

The table below shows the sales charge you'll pay if you buy Prime A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

ASSET ALLOCATION FUND, GROWTH AND INCOME FUND, EQUITY GROWTH FUND, INTERNATIONAL EQUITY FUND, PAN ASIA FUND AND SMALL CAP VALUE FUND.

                                                 TOTAL SALES CHARGE
                              ----------------------------------------------
                                       AS A % OF                AS A % OF
AMOUNT OF                     THE OFFERING PRICE                     YOUR
YOUR INVESTMENT                        PER SHARE               INVESTMENT
----------------------------------------------------------------------------
Less than $50,000                       5.50%                       5.82%
----------------------------------------------------------------------------
$50,000 but less
than $100,000                           4.50%                       4.71%
----------------------------------------------------------------------------
$100,000 but less
than $250,000                           3.50%                       3.63%
----------------------------------------------------------------------------
$250,000 but less
than $500,000                           2.50%                       2.56%
----------------------------------------------------------------------------
$500,000 but less
than $1,000,000                         2.00%                       2.04%
----------------------------------------------------------------------------
$1,000,000
and over                                0.00%(1)                  0.00%(1)
----------------------------------------------------------------------------

HIGH QUALITY BOND FUND

                                                 TOTAL SALES CHARGE
                              ----------------------------------------------
                                       AS A % OF                AS A % OF
AMOUNT OF                     THE OFFERING PRICE                     YOUR
YOUR INVESTMENT                        PER SHARE               INVESTMENT
----------------------------------------------------------------------------
Less than $50,000                          4.75%                    4.99%
----------------------------------------------------------------------------
$50,000 but less
than $100,000                             4.50%                     4.71%
----------------------------------------------------------------------------
$100,000 but less
than $250,000                             3.50%                     3.63%
----------------------------------------------------------------------------
$250,000 but less
than $500,000                             2.50%                     2.56%
----------------------------------------------------------------------------
$500,000 but less
than $1,000,000                           2.00%                     2.04%
----------------------------------------------------------------------------
$1,000,000
and over                                  0.00%(1)                  0.00%(1)
----------------------------------------------------------------------------

(1)There is no front-end sales charge on investments in Prime A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder.

Galaxy's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Prime A Shares or the amount that the Funds will receive from such sales.


[SIDENOTE]

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Prime A Shares or Prime B Shares, minus the value of the Fund's liabilities attributable to Prime A Shares or Prime B Shares, divided by the number of Prime A Shares or Prime B Shares held by investors.


38                                                           GALAXY PRIME SHARES

There's no sales charge when you buy Prime A Shares if:

-  You buy shares by reinvesting your dividends and distributions.

- You buy shares with money from Prime A Shares of another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

- You're an investment professional who places trades for your clients and charges them a fee.

-  You were a Galaxy shareholder before December 1, 1995.

PRIME B SHARES

If you buy Prime B Shares of the Funds, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

IF YOU SELL YOUR SHARES             YOU'LL PAY A CDSC OF
--------------------------------------------------------
During the first year                              5.00%
--------------------------------------------------------
During the second year                             4.00%
--------------------------------------------------------
During the third year                              3.00%
--------------------------------------------------------
During the fourth year                             3.00%
--------------------------------------------------------
During the fifth year                              2.00%
--------------------------------------------------------
During the sixth year                              1.00%
--------------------------------------------------------
After the sixth year                                None
--------------------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Prime B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Prime B Shares that you acquire by reinvesting your dividends and distributions.

In addition, there's no CDSC when Prime B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your broker-dealer, or consult the SAI, for other instances in which the CDSC is waived.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Prime A Shares of the Funds can pay distribution fees at an annual rate of up to 0.30% of each Fund's Prime A Share assets. The Funds do not intend to pay more than 0.25% in distribution fees with respect to Prime A Shares during the current fiscal year.

Prime B Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.25% of each Fund's Prime B Share assets. The Funds do not intend to pay more than 1.00% in distribution and shareholder service (12b-1) fees during the current fiscal year.

Galaxy has adopted separate plans under Rule 12b-1 that allow each Fund to pay fees from its Prime A Share assets for selling and distributing Prime A Shares and from its Prime B Share assets for selling and distributing Prime B Shares and for services

[SIDENOTE]

SALES CHARGE WAIVERS

Ask your broker-dealer, or consult the SAI, for other instances in which the sales load on Prime A Shares is waived. When you buy your shares, you must tell your broker-dealer that you qualify for a sales load waiver.


GALAXY PRIME SHARES                                                           39
provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

CONVERTING PRIME B SHARES TO PRIME A SHARES

Eight years after you buy Prime B Shares of a Fund, they will automatically convert to Prime A Shares of the Fund. This allows you to benefit from the lower annual expenses of Prime A Shares.

CHOOSING BETWEEN PRIME A SHARES AND PRIME B SHARES

Prime B Shares are subject to higher fees than Prime A Shares. For this reason, Prime A Shares can be expected to pay higher dividends than Prime B Shares. However, because Prime A Shares are subject to an initial sales charge which is deducted at the time you purchase Prime A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Prime A Shares than if you purchase Prime B Shares of the Fund.

In deciding whether to buy Prime A Shares or Prime B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Prime B Shares may equal or exceed the initial sales charge and fees for Prime A Shares. Prime A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years.

Consult your broker-dealer for help in choosing the appropriate share class.

BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Prime A Shares and Prime B Shares of the Funds on any day that the Funds are open for business. With respect to the Asset Allocation Fund, Growth and Income Fund, Equity Growth Fund, International Equity Fund, Pan Asia Fund and Small Cap Value Fund, a business day is any day that the New York
Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open.
Prime A Shares and Prime B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below, less any applicable CDSC. NAV is determined

[SIDENOTE]

MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is $2,500. You generally can make additional investments for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


40                                                          GLAXAY PRIME SHARES
on each business day at the close of regular trading on the New York Stock Exchange that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.


HOW TO BUY SHARES

You can buy shares through your broker-dealer. Your broker-dealer is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. Your broker-dealer will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by your broker-dealer and reflected in the account statements provided to you. For details, please contact your broker-dealer. A broker-dealer who places orders on your behalf may charge you a separate fee for its services.

DISCOUNT PLANS

You may have the sales charges on purchases of Prime A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION: You can add the value of the Prime A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Prime A Shares for purposes of calculating the sales charge.

- LETTER OF INTENT: You can purchase Prime A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Prime A Shares equal to 5% of the amount you indicated in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.

- REINVESTMENT PRIVILEGE: You can reinvest some or all of the money that you receive when you sell Prime A Shares of the Funds in Prime A Shares of any Galaxy Fund that offers Prime A Shares within 90 days without paying a sales charge.

[SIDENOTE]

DISCOUNT PLANS

You must tell your broker-dealer when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply.


GALAXY PRIME SHARES                                                           41

HOW TO SELL SHARES

You can sell your shares through your broker-dealer. The broker-dealer is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your broker-dealer, but your broker-dealer may charge you a fee. Please contact your broker-dealer for information on how to sell your shares.

HOW TO EXCHANGE SHARES

You may exchange Prime A Shares of a Fund having a value of at least $100 for Prime A Shares of any other Galaxy Fund that offers Prime A Shares. You won't pay a sales charge for exchanging your Prime A Shares.

You may exchange Prime B Shares of a Fund for Prime B Shares of any other Galaxy Fund that offers Prime B Shares. You won't pay a CDSC when you exchange your Prime B Shares. However, when you sell the Prime B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Prime B Shares which you exchanged.

Galaxy doesn't charge any fee for making exchanges but your broker-dealer might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance notice to shareholders.

To exchange shares, contact your broker-dealer.

OTHER SHAREHOLDER SERVICES

Your broker-dealer may offer other shareholder services to its customers. For example, broker-dealers may offer participation in an automatic investment program that allows investors to systematically purchase shares of the Funds on a periodic basis from a designated account. Broker-dealers may also offer a systematic withdrawal plan which permits investors automatically to sell shares on a regular basis. Please contact your broker-dealer for details on these and any other shareholder services that may be available.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise your broker-dealer if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your broker-dealer within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.


42                                                           GALAXY PRIME SHARES

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each of the Galaxy Asset Allocation Fund, Galaxy Growth and Income Fund, Galaxy Equity Growth Fund and Galaxy Small Cap Value Fund pays any dividends from net investment income each quarter. The Galaxy International Equity Fund and Galaxy Pan Asia Fund pay any dividends from net investment income annually. The Galaxy High Quality Bond Fund declares any dividends from net investment income daily and pays them monthly. Each Fund pays any net capital gains at least once a year. Except for the Galaxy High Quality Bond Fund, it's expected that the Funds' annual distributions will normally -- but not always -- consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you indicate in the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that each of the Galaxy International Equity Fund and Galaxy Pan Asia Fund will be subject to


GALAXY PRIME SHARES                                                           43
foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Each Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


44                                                           GALAXY PRIME SHARES

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand financial performance for the Funds' Prime A Shares and Prime B Shares for the period since Prime A Shares and Prime B Shares were first offered (or, with respect to the Pan Asia Fund, the period since the Fund began operations). Certain information in the financial highlights tables reflects the financial performance of a single Prime A Share or Prime B Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Prime A Shares and Prime B Shares of each Fund, assuming all dividends and distributions were reinvested. The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.

GALAXY ASSET ALLOCATION FUND
(For a share outstanding throughout the period)


                                                                                        YEARS ENDED OCTOBER 31,
                                                               --------------------------------------------------------------------
                                                                           2000                               1999
------------------------------------------------------------   --------------------------------   ---------------------------------
                                                                 PRIME A            PRIME B         PRIME A            PRIME B
                                                                  SHARES            SHARES         SHARES(1)          SHARES(1)
------------------------------------------------------------   --------------    --------------   --------------     --------------
Net asset value, beginning of period                            $17.73            $17.71            $16.95            $16.95
------------------------------------------------------------    ------            ------            ------            ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(2)                                      0.39(4)           0.26(4)           0.44              0.29
------------------------------------------------------------    ------            ------            ------            ------
    Net realized and unrealized gain on investments               1.36              1.35              1.17              1.19
------------------------------------------------------------    ------            ------            ------            ------
Total from investment operations                                  1.75              1.61              1.61              1.48

LESS DIVIDENDS:
    Dividends from net investment income                         (0.40)            (0.26)            (0.40)            (0.29)
------------------------------------------------------------    ------            ------            ------            ------
    Dividends from net realized capital gains                    (0.31)            (0.31)            (0.43)            (0.43)
------------------------------------------------------------    ------            ------            ------            ------
Total dividends                                                  (0.71)            (0.57)            (0.83)            (0.72)

Net increase in net asset value                                   1.04              1.04              0.78              0.76
------------------------------------------------------------    ------            ------            ------            ------
Net asset value, end of period                                  $18.77            $18.75            $17.73            $17.71
============================================================    ======            ======            ======            ======
Total return(3)                                                  10.15%             9.29%             9.72%             8.91%

RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (000's)                             $186              $526              $238              $519
------------------------------------------------------------    ------            ------            ------            ------
RATIOS TO AVERAGE NET ASSETS:
    Net investment income including reimbursement/waiver          2.15%             1.41%             2.27%             1.53%
------------------------------------------------------------    ------            ------            ------            ------
    Operating expenses including reimbursement/waiver             1.15%             1.89%             1.16%             1.90%
------------------------------------------------------------    ------            ------            ------            ------
    Operating expenses excluding reimbursement/waiver             1.30%             2.06%             1.29%             2.08%
------------------------------------------------------------    ------            ------            ------            ------
Portfolio turnover rate                                             59%               59%              135%              135%

(1) The Fund began issuing Prime A Shares and Prime B Shares on
    November 1, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the years ended October 31, 2000 and 1999 was $0.37(4) and $0.41, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the years ended October 31, 2000 and 1999 was $0.23(4) and $0.26.

(3) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.

(4) The selected per share data was calculated using the weight average shares outstanding method for the period.


GALAXY PRIME SHARES                                                           45

GALAXY GROWTH AND INCOME FUND

(For a share outstanding throughout the period)

                                                                                    YEARS ENDED OCTOBER 31,
                                                             --------------------------------------------------------------------
                                                                          2000                               1999
                                                             --------------------------------   ---------------------------------
                                                               PRIME A            PRIME B         PRIME A            PRIME B
                                                                SHARES           SHARES(1)       SHARES(1)          SHARES(1)
---------------------------------------------------------    --------------    --------------   --------------     --------------
Net asset value, beginning of period                            $16.00            $15.97          $14.88             $14.88
---------------------------------------------------------       ------            ------          ------             ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(loss)(2)                                 0.04             (0.07)           0.11(3)           (0.01)(3)
---------------------------------------------------------       ------            ------          ------             ------
   Net realized and unrealized gain on investments                1.34              1.33            2.03               2.03
---------------------------------------------------------       ------            ------          ------             ------
Total from investment operations                                  1.38              1.26            2.14               2.02

LESS DIVIDENDS:
     Dividends from net investment income                        (0.06)              --            (0.11)             (0.02)
---------------------------------------------------------       ------            ------          ------             ------
     Dividends from net realized capital gains                   (0.91)            (0.91)          (0.91)             (0.91)
---------------------------------------------------------       ------            ------          ------             ------
Total dividends                                                  (0.97)            (0.91)          (1.02)             (0.93)

Net increase in net asset value                                   0.41              0.35            1.12               1.09
---------------------------------------------------------       ------            ------          ------             ------
Net asset value, end of period                                  $16.41            $16.32          $16.00             $15.97
=========================================================       ======            ======          ======             ======
Total return(4)                                                   9.27%             8.38%          14.81%             13.98%

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)                            $156              $129            $150               $129
---------------------------------------------------------       ------            ------          ------             ------
RATIOS TO AVERAGE NET ASSETS:
     Net investment income including reimbursement/waiver         0.30%            (0.45)%          0.66%             (0.09)%
---------------------------------------------------------       ------            ------          ------             ------
     Operating expenses including reimbursement/waiver            1.14%             1.89%           1.15%              1.90%
---------------------------------------------------------       ------            ------          ------             ------
     Operating expenses excluding reimbursement/waiver            1.24%             2.07%           1.30%              2.17%
---------------------------------------------------------       ------            ------          ------             ------
Portfolio turnover rate                                             42%               42%             20%                20%

(1) The Fund began issuing Prime A Shares and Prime B Shares on November 1,
    1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the years ended October 31, 2000 and 1999 was $0.03 and $0.09, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Advisor and/or affiliates and/or Administrator for Prime B Shares for the years ended October 31, 2000 and 1999 was $(0.10) and $(0.05).

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.


46                                                           GALAXY PRIME SHARES

GALAXY EQUITY GROWTH FUND

(For a share outstanding throughout the period)

                                                                                    YEARS ENDED OCTOBER 31,
                                                            -----------------------------------------------------------------------
                                                                      2000                                    1999
                                                            ---------------------------------      --------------------------------
                                                                PRIME A            PRIME B            PRIME A            PRIME B
                                                                 SHARES             SHARES             SHARES             SHARES
---------------------------------------------------------   --------------     --------------      --------------      ------------
Net asset value, beginning of period                             $28.95             $28.84             $24.49              $24.49
---------------------------------------------------------        ------             ------             ------              ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment (loss)(2)                                    (0.05)(4)          (0.29)(4)          (0.01)              (0.10)
---------------------------------------------------------        ------             ------             ------              ------
     Net realized and unrealized gain on investments              5.13               5.11               6.37                6.35
---------------------------------------------------------        ------             ------             ------              ------
Total from investment operations                                  5.08               4.82               6.36                6.25

LESS DIVIDENDS:
     Dividends from net investment income                          --                 --                  --                  --
---------------------------------------------------------        ------             ------             ------              ------
     Dividends in excess of net investment income                  --                 --
---------------------------------------------------------        ------             ------             ------              ------
     Dividends from net realized capital gains                   (1.72)             (1.72)              (1.90)              (1.90)
---------------------------------------------------------        ------             ------             ------              ------
Total dividends                                                  (1.72)             (1.72)              (1.90)              (1.90)

Net increase in net asset value                                   3.36               3.10                4.46                4.35
---------------------------------------------------------        ------             ------             ------              ------
Net asset value, end of period                                  $32.31             $31.94              $28.95              $28.84
=========================================================       ======             ======              ======              ======
Total return(3)                                                 18.36%             17.48%              27.30%              26.79%

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)                            $142               $450               $107                $246
---------------------------------------------------------        ------             ------             ------              ------
RATIOS TO AVERAGE NET ASSETS:
     Net investment income including reimbursement/waiver        (0.17)%            (0.92)%            (0.05)%             (0.78)%
---------------------------------------------------------        ------             ------             ------              ------
     Operating expenses including reimbursement/waiver            1.12%              1.87%              1.14%               1.87%
---------------------------------------------------------        ------             ------             ------              ------
     Operating expenses excluding reimbursement/waiver            1.23%              2.02%              1.28%               2.19%
---------------------------------------------------------        ------             ------             ------              ------
Portfolio turnover rate                                             54%                54%               53%                  53%

(1) The Fund began issuing Prime A Shares and Prime B Shares on
    November 1, 1998.

(2) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the years ended October 31, 2000 and 1999 was $(0.09)(4) and $(0.04), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the years ended October 31, 2000 and 1999 was $(0.34)(4) and $(0.14), respectively.

(3) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.

(4) The selected per share data was calculated using the weighted averages shares outstanding method for the year.


GALAXY PRIME SHARES                                                           47

GALAXY INTERNATIONAL EQUITY FUND

(For a share outstanding throughout the period)

                                                                                 YEARS ENDED OCTOBER 31,
                                                            ------------------------------------------------------------------
                                                                          2000                               1999
                                                            ---------------------------------   ------------------------------
                                                               PRIME A           PRIME B           PRIME A           PRIME B
                                                               SHARES             SHARES           SHARES(1)         SHARES(1)
--------------------------------------------------------    ------------       ------------     ------------       -----------
Net asset value, beginning of period                          $20.98             $20.85            $16.85             $16.85
--------------------------------------------------------      ------             ------            ------             ------
Income from investment operations:
   Net investment income (loss)(2)                              0.46(3)            0.29(3)           0.06(3)           (0.08)(3)
--------------------------------------------------------      ------             ------            ------             ------
   Net realized and unrealized gain on investments             (0.60)             (0.58)             4.79               4.78
--------------------------------------------------------      ------             ------            ------             ------
Total from investment operations                               (0.14)             (0.29)             4.85               4.70
--------------------------------------------------------
LESS DIVIDENDS:
   Dividends from net investment income                        (0.12)                --             (0.15)             (0.13)
--------------------------------------------------------      ------             ------            ------             ------
   Dividends from net realized capital gains                   (1.19)             (1.19)            (0.57)             (0.57)
--------------------------------------------------------      ------             ------            ------             ------
Total dividends                                                (1.31)             (1.19)            (0.72)             (0.70)

Net increase in net asset value                                (1.45)             (1.48)             4.13               4.00
--------------------------------------------------------      ------             ------            ------             ------
Net asset value, end of period                                $19.53             $19.37            $20.98             $20.85
========================================================      ======             ======            ======             ======
Total return(4)                                                (1.34)%            (2.02)%           29.73%             28.74%

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000's)                             $14               $483               $12               $458
--------------------------------------------------------      ------             ------            ------             ------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver         2.06%              1.33%             0.34%             (0.38)%
--------------------------------------------------------      ------             ------            ------             ------
   Operating expenses including reimbursement/waiver            1.10%              1.83%             1.17%              1.89%
--------------------------------------------------------      ------             ------            ------             ------
   Operating expenses excluding reimbursement/waiver            1.99%              2.17%             2.03%              2.27%
--------------------------------------------------------      ------             ------            ------             ------
Portfolio turnover rate                                           50%                50%               45%                45%

(1) The Fund began issuing Prime A Shares and Prime B Shares on
    November 1, 1998.

(2) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Adviser and/or its affiliates and/or the Administrator for Prime A Shares for the years ended October 31, 2000 and 1999 were $0.26(3) and $(0.09). Net investment (loss) per share before reimbursement/waiver of fees by the Investment Adviser and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2000 and 1999 were $0.22(3) and $(0.16).

(3) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(4) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.


48                                                           GALAXY PRIME SHARES

GALAXY PAN ASIA FUND

(For a share outstanding throughout each period)


                                                                          PERIOD ENDED OCTOBER 31, 2000
                                                                     ----------------------------------------
                                                                     PRIME A SHARES(1)      PRIME B SHARES(1)
--------------------------------------------------------             -----------------      -----------------
Net asset value, beginning of period                                     $  9.60               $  9.60
--------------------------------------------------------                 -------               -------
     Net investment income(2)                                               0.01(3)               0.01(3)
--------------------------------------------------------                 -------               -------
     Net realized and unrealized (loss) on investments                     (0.16)                (0.17)
--------------------------------------------------------                 -------               -------
Total from investment operations                                           (0.15)                (0.16)

Net (decrease) in net asset value                                          (0.15)                (0.16)
--------------------------------------------------------                 -------               -------
Net asset value, end of period                                           $  9.45               $  9.44
========================================================                 =======               =======
Total return(4)                                                            (1.67)%(6)             1.77%(6)

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)                                        $2                    $2
--------------------------------------------------------                 -------               -------
RATIOS TO AVERAGE NET ASSETS:
     Net investment income including reimbursement/waiver                   1.23%(5)              0.41%(5)
--------------------------------------------------------                 -------               -------
     Operating expenses including reimbursement/waiver                      1.95%(5)              2.67%(5)
--------------------------------------------------------                 -------               -------
     Operating expenses excluding reimbursement/waiver                     44.37%(5)             45.11%(5)
--------------------------------------------------------                 -------               -------
Portfolio turnover rate                                                       32%(6)                32%(6)

(1) The Fund began offering Prime A Shares and Prime B Shares on September 22, 2000.

(2) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the period ended October 31, 2000 was $(0.39). Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the period ended October 31, 2000 was $(0.40).

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge for Prime A Shares or Prime B Shares.

(5) Annualized.

(6) Not annualized.


GALAXY PRIME SHARES                                                           49

GALAXY SMALL CAP VALUE FUND
(For a share outstanding throughout the period)

                                                                                  YEARS ENDED OCTOBER 31,
                                                            ------------------------------------------------------------------
                                                                       2000                                1999
                                                            ---------------------------------   ------------------------------
                                                              PRIME A            PRIME B           PRIME A            PRIME B
                                                              SHARES             SHARES            SHARES(1)          SHARES(1)
========================================================      ======             ======            ======             ======
Net asset value, beginning of period                          $13.04             $12.98            $13.59             $13.59
--------------------------------------------------------      ------             ------            ------             ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)                            0.05(4)           (0.05)(4)          0.03              (0.05)
--------------------------------------------------------      ------             ------            ------             ------
     Net realized and unrealized gain on investments            2.64               2.62              0.73               0.71
--------------------------------------------------------      ------             ------            ------             ------
Total from investment operations                                2.69               2.57              0.76               0.66

LESS DIVIDENDS:
     Dividends from net investment income                      (0.04)                --             (0.04)                --
--------------------------------------------------------      ------             ------            ------             ------
     Dividends in excess of net investment income                 --                 --                --                 --
--------------------------------------------------------      ------             ------            ------             ------
     Dividends from net realized capital gains                 (1.36)             (1.36)            (1.27)             (1.27)
--------------------------------------------------------      ------             ------            ------             ------
Total dividends                                                (1.40)             (1.36)            (1.31)             (1.27)

Net (decrease) in net asset value                               1.29               1.21             (0.55)             (0.61)
--------------------------------------------------------      ------             ------            ------             ------
Net asset value, end of period                                $14.33             $14.19            $13.04             $12.98
========================================================      ======             ======            ======             ======
Total return(3)                                                22.26%             21.46%             5.80%              4.96%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                          $189               $170              $175               $190
--------------------------------------------------------      ------             ------            ------             ------
RATIOS TO AVERAGE NET ASSETS:
     Net investment income including
         reimbursement/waiver                                   0.36%             (0.41)%            0.26%             (0.49)%
--------------------------------------------------------      ------             ------            ------             ------
     Operating expenses including
         reimbursement/waiver                                   1.16%              1.93%             1.18%              1.93%
--------------------------------------------------------      ------             ------            ------             ------
     Operating expenses excluding
         reimbursement/waiver                                   1.32%              2.46%             1.40%              2.49%
--------------------------------------------------------      ------             ------            ------             ------
Portfolio turnover rate                                           43%                43%               42%                42%

(1) The Fund began issuing Prime A Shares and Prime B Shares on
    November 1, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or Administrator for Prime A Shares for the years ended October 31, 2000 and 1999 was $0.03(4) and $0.00, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the years ended October 31, 2000 and 1999 was $(0.13)(4) and $(0.10), respectively.

(3) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the periods indicated.


50                                                           GALAXY PRIME SHARES

GALAXY HIGH QUALITY BOND FUND
(For a share outstanding throughout the period)

                                                                                  YEARS ENDED OCTOBER 31,
                                                            ------------------------------------------------------------------
                                                                       2000                                1999
                                                            ---------------------------------   ------------------------------
                                                              PRIME A            PRIME B           PRIME A            PRIME B
                                                              SHARES             SHARES            SHARES(1)          SHARES(1)
========================================================      ======             ======            ======             ======
Net asset value, beginning of period                          $10.25             $10.24            $11.20             $11.20
--------------------------------------------------------      ------             ------            ------             ------
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                                  0.57               0.51              0.60               0.49
--------------------------------------------------------      ------             ------            ------             ------
      Net realized and unrealized gain (loss)
      on investments                                            0.12               0.12             (0.89)             (0.87)
--------------------------------------------------------      ------             ------            ------             ------
Total from investment operations                                0.69               0.63             (0.29)             (0.38)

LESS DIVIDENDS:
      Dividends from net investment income                     (0.59)             (0.52)            (0.57)             (0.49)
--------------------------------------------------------      ------             ------            ------             ------
      Dividends from net realized capital gains                   --                 --             (0.09)             (0.09)
--------------------------------------------------------      ------             ------            ------             ------
Total dividends                                                (0.59)             (0.52)            (0.66)             (0.58)

Net increase (decrease) in net asset value                      0.10               0.11             (0.95)             (0.96)
--------------------------------------------------------      ------             ------            ------             ------
Net asset value, end of period                                $10.35             $10.35            $10.25             $10.24
========================================================      ======             ======            ======             ======
Total return(3)                                                 7.00%              6.41%            (2.68)%            (3.46)%

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                          $34               $262               $16               $323
--------------------------------------------------------      ------             ------            ------             ------
RATIOS TO AVERAGE NET ASSETS:
      Net investment income including reimbursement/waiver      5.74%              5.07%             5.35%              4.60%
--------------------------------------------------------      ------             ------            ------             ------
      Operating expenses including reimbursement/waiver         1.05%              1.71%             0.96%              1.71%
--------------------------------------------------------      ------             ------            ------             ------
      Operating expenses excluding reimbursement/waiver         1.52%              2.00%             1.52%              2.07%
--------------------------------------------------------      ------             ------            ------             ------
Portfolio turnover rate                                          104%               104%              226%               226%

(1) The Fund began offering Prime A Shares and Prime B Shares on
    November 1, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the years ended October 31, 2000 and 1999 were $0.52 and $0.54, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2000 and 1999 were $$0.48 and $0.45, respectively.

(3) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.


GALAXY PRIME SHARES                                                           51

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your broker-dealer or by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.

QRGALE 3/1/01

[GRAPHIC]

GALAXY MONEY MARKET FUNDS

THE GALAXY FUND

PROSPECTUS
February 28, 2001




GALAXY MONEY MARKET FUND

GALAXY GOVERNMENT MONEY MARKET FUND

GALAXY U.S. TREASURY MONEY MARKET FUND

GALAXY TAX-EXEMPT MONEY MARKET FUND

TRUST SHARES







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                             [GALAXY FUNDS LOGO]

      CONTENTS


 1    RISK/RETURN SUMMARY

 1    Introduction

 2    Galaxy Money Market Fund

 5    Galaxy Government Money Market Fund

 8    Galaxy U.S. Treasury Money Market Fund

11    Galaxy Tax-Exempt Money Market Fund

14    Additional information about risk

15    Investor guidelines

16    FUND MANAGEMENT

17    HOW TO INVEST IN THE FUNDS

17    Buying and selling shares

18      HOW TO BUY SHARES

18       HOW TO SELL SHARES

18      OTHER TRANSACTION POLICIES

19    DIVIDENDS, DISTRIBUTIONS AND TAXES

21    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION



THIS PROSPECTUS describes the Galaxy Money Market Funds. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages you'll find important information about each Galaxy Money Market Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

- the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

- the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page 15 you'll find a table which sets forth general guidelines to help you decide which of the Galaxy Money Market Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


[SIDENOTE]

MATURITY

The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a fund.

GALAXY MONEY MARKET FUNDS                                                     1

GALAXY MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

2                                                      GALAXY MONEY MARKET FUNDS

GALAXY MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.

[CHART]

1995          5.50%
1996          4.94%
1997          5.19%
1998          5.14%
1999          4.80%
2000          6.12%


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                            SINCE
                                1 YEAR      5 YEARS     INCEPTION

--------------------------------------------------------------------------------
Trust Shares                     6.12%       5.24%         5.27% (11/1/94)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
1.57% for the quarter ending December 31, 2000

WORST QUARTER
1.11% for the quarter ending June 30, 1999


GALAXY MONEY MARKET FUNDS                                                     3

GALAXY MONEY MARKET FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                   TOTAL FUND
                      MANAGEMENT      DISTRIBUTION       OTHER      OPERATING
                            FEES      (12b-1) FEES    EXPENSES       EXPENSES
--------------------------------------------------------------------------------
Trust Shares               0.40%(1)           None       0.11%          0.51%(1)
--------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.36%. Total Fund operating expenses after this waiver are expected to be 0.47%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Trust Shares                       $52         $164       $285          $640
--------------------------------------------------------------------------------

4                                                      GALAXY MONEY MARKET FUNDS

GALAXY GOVERNMENT MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

The Fund was formerly known as the Galaxy Government Fund.

[SIDENOTE]

U.S. GOVERNMENT OBLIGATIONS

U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.

GALAXY MONEY MARKET FUNDS                                                     5

GALAXY GOVERNMENT MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.

[CHART]

1995          5.47%
1996          4.89%
1997          5.10%
1998          5.06%
1999          4.66%
2000          5.95%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                               SINCE
                                    1 YEAR      5 YEARS    INCEPTION
---------------------------------------------------------------------------------
Trust Shares                         5.95%        5.13%        5.12% (11/1/94)
---------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
1.53% for the quarter ending December 31, 2000

WORST QUARTER
1.08% for the quarter ending June 30, 1999

6                                                      GALAXY MONEY MARKET FUNDS

GALAXY GOVERNMENT MONEY MARKET FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                   TOTAL FUND
                      MANAGEMENT      DISTRIBUTION       OTHER      OPERATING
                            FEES      (12b-1) FEES    EXPENSES       EXPENSES
--------------------------------------------------------------------------------
Trust Shares               0.40%(1)           None       0.12%          0.52%(1)
--------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.39%. Total Fund operating expenses after this waiver are expected to be 0.51%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Trust Shares                       $53         $167       $291          $653
--------------------------------------------------------------------------------

GALAXY MONEY MARKET FUNDS                                                     7

GALAXY U.S. TREASURY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

The Fund was formerly known as the Galaxy U.S. Treasury Fund.

[SIDENOTE]

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.

8                                                      GALAXY MONEY MARKET FUNDS

GALAXY U.S. TREASURY MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.

[CHART]

1995          5.23%
1996          4.76%
1997          4.88%
1998          4.80%
1999          4.37%
2000          5.63%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                               SINCE
                                   1 YEAR     5 YEARS      INCEPTION
-------------------------------------------------------------------------------
Trust Shares                        5.63%       4.89%          4.94% (11/1/94)
-------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
1.48% for the quarter ending December 31, 2000

WORST QUARTER
1.03% for the quarter ending June 30, 1999

GALAXY MONEY MARKET FUNDS                                                     9

GALAXY U.S. TREASURY MONEY MARKET FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                   TOTAL FUND
                       MANAGEMENT    DISTRIBUTION         OTHER     OPERATING
                             FEES    (12b-1) FEES      EXPENSES      EXPENSES
-----------------------------------------------------------------------------
Trust Shares                0.38%            None         0.11%         0.49%
-----------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                              1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Trust Shares                   $50         $157       $274          $616
--------------------------------------------------------------------------------

10                                                     GALAXY MONEY MARKET FUNDS

GALAXY TAX-EXEMPT MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

The Fund was formerly known as the Galaxy Tax-Exempt Fund.

[SIDENOTE]

MUNICIPAL SECURITIES

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

TYPES OF MUNICIPAL
SECURITIES
GENERAL OBLIGATION SECURITIES
are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

GALAXY MONEY MARKET FUNDS                                                    11

GALAXY TAX-EXEMPT MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.

[CHART]

1995          3.34%
1996          2.92%
1997          3.14%
1998          2.95%
1999          2.73%
2000          3.58%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                        SINCE
                            1 YEAR     5 YEARS      INCEPTION
--------------------------------------------------------------------------------
Trust Shares                 3.58%      3.06%          3.11% (11/1/94)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
0.95% for the quarter ending December 31, 2000

WORST QUARTER
0.59% for the quarter ending March 31, 1999

12                                                    GALAXY MONEY MARKET FUNDS

GALAXY TAX-EXEMPT MONEY MARKET FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                  TOTAL FUND
                    MANAGEMENT     DISTRIBUTION        OTHER       OPERATING
                          FEES     (12b-1) FEES     EXPENSES        EXPENSES
--------------------------------------------------------------------------------
Trust Shares             0.40%(1)          None        0.11%           0.51%(1)
--------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.37%. Total Fund operating expenses after this waiver are expected to be 0.48%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS      5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Trust Shares                      $52        $164         $285       $640
--------------------------------------------------------------------------------

[SIDENOTE]

TAX-EQUIVALENT YIELD

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay federal income tax. So if you're in the 36% tax bracket that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

GALAXY MONEY MARKET FUNDS                                                    13

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Galaxy Money Market Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Fund, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's assets. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

14                                                     GALAXY MONEY MARKET FUNDS

INVESTOR GUIDELINES


The table below provides information as to which type of investor might want to invest in each of the Galaxy Money Market Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your financial adviser or plan administrator for help in deciding which Fund is right for you.


             GALAXY FUND                MAY BE BEST SUITED FOR...
-------------------------------------------------------------------------------
             Galaxy Money Market        investors who want a flexible and
             Fund                       convenient way to manage cash while
                                        earning money market returns
             -------------------------------------------------------------------
             Galaxy Government          investors who want a way to earn money
             Money Market Fund          market returns with the extra margin of
                                        safety associated with U.S. Government
                                        obligations
             -------------------------------------------------------------------
             Galaxy U.S. Treasury       investors who want a way to earn money
             Money Market Fund          market returns from U.S. Treasury
                                        obligations that are generally free
                                        from state and local taxes
             -------------------------------------------------------------------
             Galaxy Tax-Exempt          investors who want a way to earn money
             Money Market Fund          market returns that are free from
                                        federal income tax

GALAXY MONEY MARKET FUNDS                                                    15

FUND MANAGEMENT


ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                                                 MANAGEMENT FEE
FUND                                               AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Money Market Fund                                                          0.36%
--------------------------------------------------------------------------------
Government Money Market Fund                                               0.39%
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                            0.38%
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                               0.38%
--------------------------------------------------------------------------------

SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Funds (other than the Tax-Exempt Money Market Fund) held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Funds have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.

16                                                     GALAXY MONEY MARKET FUNDS

HOW TO INVEST IN THE FUNDS


BUYING AND SELLING SHARES

Trust Shares of the Funds are available for purchase by the following types of investors:

- Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation

- Participants in employer-sponsored defined contribution plans.

Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, the principal bond markets (as recommended by the Bond Market
Association) and your financial institution or employer-sponsored plan are open for business.

If your order to buy shares is received and accepted by Galaxy's distributor by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the net asset value (NAV) per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's distributor after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV is determined on each day the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange that day (usually 4:00 p.m. Eastern time).

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

[SIDENOTE]

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a fund's assets attributable to Trust Shares, minus the value of the fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.

GALAXY MONEY MARKET FUNDS                                                    17

HOW TO BUY SHARES

You can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.

HOW TO SELL SHARES

You can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may do so. Contact your financial institution or plan administrator for more information.

OTHER TRANSACTION POLICIES

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your financial institution or plan administrator on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

[SIDENOTE]

INVESTMENT MINIMUMS

Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares but financial institutions and employer-sponsored plans may do so. They may also require you to maintain a minimum account balance.

18                                                     GALAXY MONEY MARKET FUNDS

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

MONEY MARKET, GOVERNMENT MONEY MARKET AND U.S. TREASURY MONEY MARKET FUNDS

Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

TAX-EXEMPT MONEY MARKET FUND

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

GALAXY MONEY MARKET FUNDS                                                    19

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Generally, shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevent to your specific situation.

20                                                     GALAXY MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Trust Shares for the past five years. Certain information reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended October 31, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000 and are incorporated by reference into the SAI. The Annual Reports and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997 and 1996 was audited by Galaxy's former auditors.

GALAXY MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                       YEARS ENDED OCTOBER 31,
                                                      ----------------------------------------------------------------
                                                          2000        1999         1998          1997         1996
                                                      ----------------------------------------------------------------
                                                                            TRUST SHARES
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $1.00        $1.00         $1.00         $1.00        $1.00
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                 0.06         0.05          0.05          0.05         0.05
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
LESS DIVIDENDS:
   Dividends from net investment income                    (0.06)       (0.05)        (0.05)        (0.05)       (0.05)
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
Net increase (decrease) in net asset value                     -            -             -             -            -
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
Net asset value, end of period                             $1.00        $1.00         $1.00         $1.00        $1.00
===================================================   ==========   ==========    ==========    ==========     ========
Total return                                                5.95%        4.72%         5.23%         5.13%        5.00%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                  $1,999,243   $1,679,875    $1,262,900    $1,138,185     $924,222
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/ waiver                                    5.82%        4.62%         5.12%         5.04%        4.89%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
   Operating expenses including
   reimbursement/waiver                                     0.46%        0.48%         0.49%         0.50%        0.55%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
   Operating expenses excluding
   reimbursement/waiver                                     0.51%        0.52%         0.53%         0.54%        0.58%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.06, $0.05, $0.05, $0.05 and $0.05, respectively.

GALAXY MONEY MARKET FUNDS                                                    21

GALAXY GOVERNMENT MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                       YEARS ENDED OCTOBER 31,
                                                      ----------------------------------------------------------------
                                                          2000        1999         1998          1997         1996
                                                      ----------------------------------------------------------------
                                                                            TRUST SHARES
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $1.00        $1.00         $1.00         $1.00        $1.00
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
INCOME FROM INVESTMENT  OPERATIONS:
   Net investment income(1)                                 0.06         0.04          0.05          0.05         0.05
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
LESS DIVIDENDS:
   Dividends from net investment income                    (0.06)       (0.04)        (0.05)        (0.05)       (0.05)
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
Net increase (decrease) in net asset value                     -            -            -              -            -
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
Net asset value, end of period                             $1.00        $1.00         $1.00         $1.00        $1.00
===================================================   ==========   ==========    ==========    ==========     ========
Total return                                                5.78%        4.58%         5.15%         5.06%        4.95%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $528,502     $592,305      $722,476      $630,859     $733,759
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income including
   reimbursement/waiver                                     5.61%        4.50%         5.03%         4.94%        4.85%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
   Operating expenses including
   reimbursement/waiver                                     0.51%        0.51%         0.51%         0.51%        0.52%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
   Operating expenses excluding
   reimbursement/waiver                                     0.52%        0.53%         0.52%         0.52%        0.53%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.06, $0.04, $0.05, $0.05 and $0.05, respectively


22                                                     GALAXY MONEY MARKET FUNDS

 GALAXY U.S. TREASURY MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                       YEARS ENDED OCTOBER 31,
                                                      ----------------------------------------------------------------
                                                          2000        1999         1998          1997         1996
                                                      ----------------------------------------------------------------
                                                                            TRUST SHARES
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $1.00        $1.00         $1.00         $1.00        $1.00
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                 0.05         0.04          0.05          0.05         0.05
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
LESS DIVIDENDS:
   Dividends from net investment income                    (0.05)       (0.04)        (0.05)        (0.05)       (0.05)
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
Net increase (decrease) in net asset value                     -            -             -             -            -
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
Net asset value, end of period                             $1.00        $1.00         $1.00         $1.00        $1.00
===================================================   ==========   ==========    ==========    ==========     ========
Total return                                                5.42%        4.30%         4.90%         4.85%        4.80%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $510,815     $459,792      $429,645      $393,175     $354,331
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                     5.33%        4.22%         4.80%         4.75%        4.69%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
   Operating expenses including
   reimbursement/waiver                                     0.49%        0.51%         0.51%         0.52%        0.53%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
   Operating expenses excluding
   reimbursement/waiver                                     0.49%        0.51%         0.51%         0.53%        0.53%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.05, $0.04, $0.05, $0.05 and $0.05, respectively.

GALAXY MONEY MARKET FUNDS                                                     23

GALAXY TAX-EXEMPT MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                       YEARS ENDED OCTOBER 31,
                                                      ----------------------------------------------------------------
                                                          2000        1999         1998          1997         1996
                                                      ----------------------------------------------------------------
                                                                            TRUST SHARES
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $1.00        $1.00         $1.00         $1.00        $1.00
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                 0.03         0.03          0.03          0.03         0.03
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
LESS DIVIDENDS:
   Dividends from net investment income                    (0.03)       (0.03)        (0.03)        (0.03)       (0.03)
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
Net increase (decrease) in net asset value                     -            -             -             -            -
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
Net asset value, end of period                             $1.00        $1.00         $1.00         $1.00        $1.00
===================================================   ==========   ==========    ==========    ==========     ========
Total return                                                3.46%        2.67%         3.03%         3.10%        2.97%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                  $1,276,445     $556,137      $227,176      $169,316     $184,307
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                     3.52%        2.65%         2.99%         3.05%        2.92%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
   Operating expenses including
   reimbursement/waiver                                     0.49%        0.52%         0.53%         0.53%        0.54%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------
   Operating expenses excluding
   reimbursement/waiver                                     0.51%        0.52%         0.53%         0.53%        0.54%
---------------------------------------------------   ----------   ----------    ----------    ----------     --------

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.03, $0.03, $0.03, $0.03 and $0.03, respectively.

24                                                     GALAXY MONEY MARKET FUNDS

                   This page intentionally left blank

WHERE TO FIND MORE INFORMATION



You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520


If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.



Galaxy's Investment Company Act File No. is 811-4636.

PROTRMM 15041 (3/1/01) PKG 50

                                THE GALAXY FUND
                             CLASS I SHARES OF THE
                     GALAXY INSTITUTIONAL MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
                                 (THE "FUNDS")
                       SUPPLEMENT DATED FEBRUARY 28, 2001
                                     TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2001

FEES AND EXPENSES OF THE FUNDS

    On March 15, 2001, Fleet Investment Advisors Inc., the Funds' adviser, and PFPC Inc., the Funds' administrator, will discontinue current fee waivers and expense reimbursements with respect to Class I Shares of the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund. Prior to March 15, 2001, the fees and expenses you may pay when you buy and hold Class I Shares of the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund are as follows:

    Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                                                          TOTAL FUND
                                          MANAGEMENT      DISTRIBUTION       OTHER        OPERATING
                                             FEES         (12B-1) FEES      EXPENSES       EXPENSES
                                          ----------      ------------      --------      ----------
Institutional Money Market Fund.........   0.20%(1)           None             0.11%       0.31%(1)
Institutional Treasury Money Market
  Fund..................................   0.20%(2)           None             0.09%       0.29%(2)

------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.17%. Total Fund operating expenses after this waiver are expected to be 0.28%.

(2) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.17%. Total Fund operating expenses after this waiver are expected to be 0.26%.

EXAMPLE

    This example helps you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The example assumes:

    - you invest $10,000 for the periods shown

    - you reinvest all dividends and distributions in the Fund

    - you sell all your shares at the end of the periods shown

    - your investment has a 5% return each year

    - the Fund's operating expenses remain the same.

    Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           --------   --------   --------   --------
INSTITUTIONAL MONEY MARKET FUND..........................    $32        $100       $174       $393
INSTITUTIONAL TREASURY MONEY MARKET FUND.................    $30        $ 93       $163       $368

[GRAPHIC]

[GALAXY FUNDS LOGO]

GALAXY CLASS I SHARES

THE GALAXY FUND

PROSPECTUS
February 28, 2001

GALAXY INSTITUTIONAL
MONEY MARKET FUND

GALAXY INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND

GALAXY INSTITUTIONAL TREASURY
MONEY MARKET FUND

CLASS I SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                                  [GALAXY FUNDS]

     CONTENTS

 1   RISK/RETURN SUMMARY

 1   Introduction

 2   Galaxy Institutional Money Market Fund

 5   Galaxy Institutional Government Money Market Fund

 8   Galaxy Institutional Treasury Money Market Fund

11   Additional information about risk

12   FUND MANAGEMENT

13   HOW TO INVEST IN THE FUNDS

13   Buying, selling and exchanging shares

13     HOW TO BUY SHARES

14     HOW TO SELL SHARES

14     OTHER TRANSACTION POLICIES

14     HOW TO EXCHANGE SHARES

16   DIVIDENDS, DISTRIBUTIONS AND TAXES

17   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Institutional Money Market Fund, Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

Each of the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund commenced operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

- the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

- the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

[SIDENOTE]

MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

GALAXY CLASS I SHARES                                                          1

GALAXY INSTITUTIONAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. Government agency obligations, taxable municipal securities and repurchase agreements. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price.

2                                                          GALAXY CLASS I SHARES

GALAXY INSTITUTIONAL MONEY MARKET FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. The returns shown below for the period prior to June 26, 2000 are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR  YEARS

The bar chart shows how the performance of Class I Shares (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year.

[CHART]

1998             1999              2000
5.40%            4.99%             6.25%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000.

                                                            SINCE
                                                1 YEAR  INCEPTION
--------------------------------------------------------------------------------
Class I Shares                                   6.25%      5.55%  (11/5/97)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER

1.61% for the
quarter ending
September 30,
2000

WORST QUARTER

1.16% for the
quarter ending
June 30, 1999

GALAXY CLASS I SHARES                                                          3

GALAXY INSTITUTIONAL MONEY MARKET FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                  TOTAL FUND
                      MANAGEMENT     DISTRIBUTION       OTHER      OPERATING
                            FEES     (12b-1) FEES    EXPENSES       EXPENSES
--------------------------------------------------------------------------------
Class I Shares             0.20%             None       0.11%           0.31%
--------------------------------------------------------------------------------


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                  1 YEAR      3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class I Shares                       $32         $100         $174        $393
--------------------------------------------------------------------------------

4                                                          GALAXY CLASS I SHARES

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

GALAXY CLASS I SHARES                                                          5

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares (formerly designated shares) of the Fund has varied from year to year.

[CHART]

1994      1995      1996      1997      1998      1999      2000
3.92%     5.58%     5.06%     5.11%     5.30%     5.00%     6.27%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund for the periods ended December 31, 2000.

                                                            SINCE
                                  1 YEAR     5 YEARS    INCEPTION
--------------------------------------------------------------------------------
Class I Shares                     6.27%       5.35%         4.97%  (4/15/93)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
 BEST QUARTER

 1.61% for the
quarter ending
December 31,
2000

WORST QUARTER

 0.74% for the
quarter ending
March 31, 1994

6                                                          GALAXY CLASS I SHARES

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                  TOTAL FUND
                       MANAGEMENT    DISTRIBUTION        OTHER     OPERATING
                             FEES    (12b-1) FEES     EXPENSES      EXPENSES
--------------------------------------------------------------------------------
Class I Shares              0.20%            None        0.15%(1)      0.35%(1)
--------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.19%. The Fund's administrator is waiving a portion of the administration fees (which are included in Other expenses) so that Other expenses are expected to be 0.11%. Total Fund operating expenses after these waivers are expected to be 0.30%. These fee waivers may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                     1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class I Shares                          $36      $113       $197       $443
--------------------------------------------------------------------------------

GALAXY CLASS I SHARES                                                          7

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in short-term U.S. Government obligations, including U.S. Treasury securities, U.S. Government agency obligations and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. The Fund invests the rest of its assets in U.S. Government obligations issued by agencies or instrumentalities, including mortgage-backed securities.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.

8                                                          GALAXY CLASS I SHARES

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. The returns shown below for the period prior to June 26, 2000 are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year.

[CHART]

1994      1995      1996      1997      1998      1999      2000
4.04%     5.69%     5.14%     5.30%     5.20%     4.81%     6.12%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000.

                                                            SINCE
                                  1 YEAR     5 YEARS    INCEPTION
--------------------------------------------------------------------------------
Class I Shares                     6.12%       5.31%        5.02%  (6/14/93)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER

1.59% for the
quarter ending
December 31,
2000

WORST QUARTER

0.76% for the
quarter ending
March 31, 1994

GALAXY CLASS I SHARES                                                          9

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                  TOTAL FUND
                       MANAGEMENT    DISTRIBUTION        OTHER     OPERATING
                             FEES    (12b-1) FEES     EXPENSES      EXPENSES
--------------------------------------------------------------------------------
Class I Shares              0.20%            None        0.09%         0.29%
--------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                     1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class I Shares                          $30       $93       $163       $368
--------------------------------------------------------------------------------

10                                                         GALAXY CLASS I SHARES

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

GALAXY CLASS I SHARES                                                         11

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. Prior to the reorganization of the Boston 1784 Funds into Galaxy, Fleet National Bank (formerly known as BankBoston N.A.) served as the investment adviser to each of the Predecessor FUNDS. Fleet National Bank is a wholly-owned subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser.

The management fees paid to the Adviser and/or Fleet National Bank by the Funds during the fiscal year or period ended October 31, 2000 are set forth below.

                                                    MANAGEMENT FEE
                                                         AS A % OF
FUND                                            AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Institutional Money Market                                   0.20%
--------------------------------------------------------------------------------
Institutional Government Money Market                        0.10%
--------------------------------------------------------------------------------
Institutional Treasury Money Market                          0.20%
--------------------------------------------------------------------------------

During the fiscal year ended May 31, 2000, each Predecessor Fund paid Fleet National Bank management fees at an annual rate of 0.20% of average daily net assets.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by LAW or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

12                                                         GALAXY CLASS I SHARES

HOW TO INVEST IN THE FUNDS

BUYING, SELLING AND EXCHANGING SHARES

Class I Shares of the Funds are available for purchase by the following types of investors:

- institutional investors that are purchasing shares of the Funds on their own behalf

- financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with the Adviser, that are purchasing shares of the Funds on behalf of their customers.

You can buy and sell Class I Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open.

If your order to buy shares of a Fund is received and accepted by Galaxy's distributor by 4:30 p.m. (Eastern time) on a business day, the price you pay will be the net asset value (NAV) per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's distributor after 4:30 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV is determined at 4:30 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES

If you are an institutional investor purchasing on your own behalf, you can buy Class I Shares by submitting your purchase order to Galaxy's distributor and wiring payment to Galaxy's custodian. If you are a customer of a financial institution, you can buy Class I Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The financial institution holds the shares in your name and receives all confirmations of purchases and sales.

You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All

[SIDENOTE]
NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Class I Shares, minus the value of the Fund's liabilities attributable to Class I Shares, divided by the number of Class I Shares held by investors.

[SIDENOTE]
INVESTMENT MINIMUMS

The minimum initial aggregate investment by an institutional investor purchasing shares of a Fund on its own behalf or a financial institution purchasing shares of a Fund on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.

GALAXY CLASS I SHARES                                                         13
purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).

HOW TO SELL SHARES

If you are an institutional investor selling for your own account, you can sell Class I Shares by submitting your order directly to Galaxy's distributor. If you are a customer of a financial institution, you can sell Class I Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution may do so. Contact your financial institution for more information.

OTHER TRANSACTION POLICIES

Galaxy may reject any order to buy or exchange shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to institutional investors and financial institutions on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that an institutional investor or financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the institutional investor or financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

HOW TO EXCHANGE SHARES

If you are a customer of a financial institution, you may exchange Class I Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. Unless you qualify for a waiver, you'll have to pay a sales charge when you exchange your Class I Shares of a Fund for Retail A Shares of another Galaxy Fund that imposes a sales charge on purchases.

14                                                         GALAXY CLASS I SHARES

TO EXCHANGE SHARES:

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

- send your request in writing to:
  The Galaxy Fund
  P.O. Box 6520
  Providence, RI 02940-6520

- ask your financial institution.

Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may refuse any exchange request and may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

GALAXY CLASS I SHARES                                                         15

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account APPLICATION or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Distributions by the Funds will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Generally, shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within the state.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

16                                                         GALAXY CLASS I SHARES

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for each Fund's Class I Shares (formerly designated shares) for the past five years (or, with respect to the Institutional Money Market Fund, the period since its Predecessor Fund began operations). Certain information reflects the financial performance of a single Class I share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of each Fund, assuming all dividends and distributions were reinvested. Each of the Institutional Money Market Fund and Institutional Treasury Money Market Fund began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. The information for the fiscal year or period ended October 31, 2000 and, with respect to the Institutional Government Money Market Fund, for the fiscal year ended October 31, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000, and are incorporated by reference into the SAI. The information for the Institutional Government Money Market Fund for the fiscal years ended October 31, 1998, 1997 and 1996 was audited by Galaxy's former auditors. The information for the Predecessor Funds for the fiscal years or periods ended May 31, 2000, 1999, 1998, 1997 and 1996 has been audited by PricewaterhouseCoopers LLP, the Predecessor Funds' former auditors, whose report dated July 17, 2000 is also incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.


GALAXY CLASS I SHARES                                                         17

                    [THIS PAGE INTENTIONALLY LEFT BLANK]

GALAXY INSTITUTIONAL MONEY MARKET FUND
(For a share outstanding throughout each period)

                                                           PERIOD
                                                        JUNE 1, 2000                                             PERIOD ENDED
                                                       TO OCTOBER 31,            YEARS ENDED MAY 31,                MAY 31,
                                                      ---------------    ----------------------------------    ---------------
                                                           2000*               2000               1999              1998(1)
                                                      ---------------    ---------------    ---------------    ---------------
                                                                                   CLASS I SHARES
--------------------------------------------------    ------------------------------------------------------------------------
Net asset value, beginning of period                       $1.00              $1.00              $1.00              $1.00
--------------------------------------------------    ---------------    ---------------    ---------------    ---------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                 0.03               0.05               0.05               0.03
--------------------------------------------------    ---------------    ---------------    ---------------    ---------------
LESS DIVIDENDS:
   Dividends from net investment income                    (0.03)             (0.05)             (0.05)             (0.03)
--------------------------------------------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net asset value                     -                  -                  -                  -
--------------------------------------------------    ---------------    ---------------    ---------------    ---------------
Net asset value, end of period                             $1.00              $1.00              $1.00              $1.00
==================================================    ===============    ===============    ===============    ===============
Total return                                                2.68%(4)           5.43%              5.10%              5.55%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $511,440           $696,613           $516,901           $302,338
--------------------------------------------------    ---------------    ---------------    ---------------    ---------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                     6.33%(3)           5.35%              4.93%              5.36%(3)
--------------------------------------------------    ---------------    ---------------    ---------------    ---------------
   Operating expenses including
   reimbursement/waiver                                     0.29%(3)           0.30%              0.30%              0.27%(3)
--------------------------------------------------    ---------------    ---------------    ---------------    ---------------
   Operating expenses excluding
   reimbursement/waiver                                     0.31%(3)           0.30%              0.35%              0.42%(3)

* The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Fund.

(1) For the period from commencement of operations, beginning on November 5, 1997.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2000 was $0.03.

(3) Annualized.

(4) Not annualized.


18                                                         GALAXY CLASS I SHARES

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
(For a share outstanding throughout each period)

                                                                                YEARS ENDED OCTOBER 31,
                                                   ---------------------------------------------------------------------------------
                                                        2000             1999             1998             1997             1996
                                                   -------------    -------------    -------------    -------------    -------------
                                                                                    CLASS I SHARES
-----------------------------------------------    ---------------------------------------------------------------------------------
Net asset value, beginning of period                    $1.00            $1.00            $1.00            $1.00            $1.00
-----------------------------------------------    -------------    -------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                              0.06             0.05             0.05             0.05             0.05
-----------------------------------------------    -------------    -------------    -------------    -------------    -------------
LESS DIVIDENDS:
   Dividends from net investment income                 (0.06)           (0.05)           (0.05)           (0.05)           (0.05)
-----------------------------------------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net asset value                 --               --               --               --               --
-----------------------------------------------    -------------    -------------    -------------    -------------    -------------
Net asset value, end of period                          $1.00            $1.00            $1.00            $1.00            $1.00
===============================================    =============    =============    =============    =============    =============
Total return                                             6.09%            4.92%            5.32%            5.09%            5.12%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                 $252,482         $222,443         $200,319         $175,141         $500,927
-----------------------------------------------    -------------    -------------    -------------    -------------    -------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                  5.94%            4.82%            5.17%            4.94%            5.00%
-----------------------------------------------    -------------    -------------    -------------    -------------    -------------
   Operating expenses including
   reimbursement/waiver                                  0.20%            0.20%            0.20%            0.19%            0.19%
-----------------------------------------------    -------------    -------------    -------------    -------------    -------------
   Operating expenses excluding
   reimbursement/waiver                                  0.35%            0.38%            0.36%            0.33%            0.33%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.06, $0.05,
    $0.05, $0.05 and $0.05, respectively.


GALAXY CLASS I SHARES                                                         19

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
(For a share outstanding throughout each period)

                                                PERIOD
                                             JUNE 1, 2000
                                            TO OCTOBER 31,                           YEARS ENDED MAY 31,
                                            ----------------------------------------------------------------------------------------
                                                 2000*          2000           1999           1998           1997           1996
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                                                                        CLASS I SHARES
------------------------------------------  ----------------------------------------------------------------------------------------
Net asset value, beginning of period             $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
------------------------------------------  -------------  -------------  -------------  -------------  -------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                       0.03           0.05           0.05           0.05           0.05           0.05
------------------------------------------  -------------  -------------  -------------  -------------  -------------  -------------
LESS DIVIDENDS:
   Dividends from net
   investment income                             (0.03)         (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
------------------------------------------  -------------  -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in
net asset value                                     --             --             --             --             --             --
------------------------------------------  -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, end of period                   $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
==========================================  =============  =============  =============  =============  =============  =============
Total return                                      2.64%(3)       5.26%          4.90%          5.36%          5.16%          5.45%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)        $4,829,762     $5,022,306     $4,346,037     $4,285,801     $2,591,487       $644,733
------------------------------------------  -------------  -------------  -------------  -------------  -------------  -------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                           6.24%(2)       5.15%          4.79%          5.24%          5.05%          5.29%
------------------------------------------  -------------  -------------  -------------  -------------  -------------  -------------
   Operating expenses including
   reimbursement/waiver                           0.27%(2)       0.30%          0.31%          0.33%          0.33%          0.32%
------------------------------------------  -------------  -------------  -------------  -------------  -------------  -------------
   Operating expenses excluding
   reimbursement/waiver                           0.29%(2)       0.30%          0.31%          0.33%          0.34%          0.39%

* The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Fund.

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2000 was $0.03.

(2) Annualized.

(3) Not annualized.


20                                                         GALAXY CLASS I SHARES

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.

PROGALINMM1 46541 (3/1/01) PKG50

                                THE GALAXY FUND
                             CLASS II SHARES OF THE
                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
                       SUPPLEMENT DATED FEBRUARY 28, 2001
                                     TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2001

FEES AND EXPENSES OF THE FUNDS

    Prior to March 15, 2001, the fees and expenses you may pay when you buy and hold Class II Shares of the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund are as follows:

    Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                                                          TOTAL FUND
                                          MANAGEMENT      DISTRIBUTION       OTHER        OPERATING
                                             FEES         (12B-1) FEES      EXPENSES       EXPENSES
                                          ----------      ------------      --------      ----------
Institutional Money Market Fund.........   0.20%(1)           None          0.26%(1)       0.46%(1)
Institutional Treasury Money Market
  Fund..................................   0.20%(2)           None          0.24%(2)       0.44%(2)

------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.17%. Affiliates of the Adviser are waiving a portion of the shareholder service fees (which are included in Other expenses) so that Other expenses are expected to be 0.22%. Total Fund operating expenses after these waivers are expected to be 0.39%.

(2) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.17%. Affiliates of the Adviser are waiving a portion of the shareholder service fees (which are included in Other expenses) so that Other expenses are expected to be 0.22%. Total Fund operating expenses after these waivers are expected to be 0.39%.

EXAMPLE

    This example helps you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The example assumes:

    - you invest $10,000 for the periods shown

    - you reinvest all dividends and distributions in the Fund

    - you sell all your shares at the end of the periods shown

    - your investment has a 5% return each year

    - the Fund's operating expenses remain the same.

    Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           --------   --------   --------   --------
INSTITUTIONAL MONEY MARKET FUND..........................    $47        $148       $258       $579
INSTITUTIONAL TREASURY MONEY MARKET FUND.................    $45        $141       $246       $555

[GRAPHIC]

GALAXY CLASS II SHARES

THE GALAXY FUND

PROSPECTUS
February 28, 2001

GALAXY INSTITUTIONAL MONEY MARKET FUND

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

CLASS II SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                                             [GALAXY FUNDS LOGO]

         CONTENTS


 1   RISK/RETURN SUMMARY

 1   Introduction

 2   Galaxy Institutional Money
     Market Fund

 5   Galaxy Institutional Treasury
     MoneyMarket Fund

 8   Additional information about risk


 9    FUND MANAGEMENT

10    HOW TO INVEST IN THE FUNDS

10    Buying and selling shares

10      HOW TO BUY SHARES

10      HOW TO SELL SHARES

11      OTHER TRANSACTION POLICIES

12    DIVIDENDS, DISTRIBUTIONS AND TAXES

13    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Institutional Money Market Fund and
Galaxy Institutional Treasury Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

Each Fund commenced operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

- the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

- the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for these Funds.

-------------------------------------------------------------------------------
AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

[SIDENOTE]

MATURITY

The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.


GALAXY CLASS II SHARES                                                        1

GALAXY INSTITUTIONAL MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. Government agency obligations, taxable municipal securities and repurchase agreements. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price.


2                                                        GALAXY CLASS II SHARES

GALAXY INSTITUTIONAL MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund.

No performance information is presented for Class II Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown below are for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000), which are offered in a separate prospectus. Class I Shares and Class II Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year.

[CHART]

           1998         5.40%
           1999         4.99%
           2000         6.25%

[SIDENOTE]

BEST QUARTER
1.61% for the quarter ending September 30, 2000

WORST QUARTER
1.16% for the quarter ending June 30, 1999


GALAXY CLASS II SHARES                                                        3

GALAXY INSTITUTIONAL MONEY MARKET FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000.

                                                    SINCE
                                    1 YEAR      INCEPTION
--------------------------------------------------------------------------------
Class I Shares                      6.25%            5.55% (11/5/97)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                   TOTAL FUND
                          MANAGEMENT   DISTRIBUTION      OTHER      OPERATING
                                FEES   (12b-1) FEES   EXPENSES       EXPENSES
--------------------------------------------------------------------------------
Class II Shares                0.20%           None      0.26%(1)       0.46%(1)
--------------------------------------------------------------------------------

(1) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (which are included in Other expenses) so that Other expenses are expected to be 0.19%. Total Fund operating expenses after this waiver are expected to be 0.39%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Class II Shares                 $47          $148        $258         $579
--------------------------------------------------------------------------------


4                                                        GALAXY CLASS II SHARES

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in short-term U.S. Government obligations, including U.S. Treasury securities, U.S. Government agency obligations and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. The Fund invests the rest of its assets in U.S. Government obligations issued by agencies or instrumentalities, including mortgage-backed securities.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:


- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee   the Fund will be able to preserve the
  value of your investment at $1.00 per   share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.


GALAXY CLASS II SHARES                                                        5

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund.

No performance information is presented for Class II of the Fund because they were not offered prior to the date of this prospectus. The returns shown below are for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000), which are offered in a separate prospectus. Class I Shares and Class II Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year.

[CHART]

           1994         4.04%
           1995         5.69%
           1996         5.14%
           1997         5.30%
           1998         5.20%
           1999         4.81%
           2000         6.12%

[SIDENOTE]

 BEST QUARTER
 1.59% for the quarter ending December 31, 2000

 WORST QUARTER
 0.76% for the quarter ending March 31,1994


6                                                        GALAXY CLASS II SHARES

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000.


                                                            SINCE
                                 1 YEAR      5 YEARS    INCEPTION
-------------------------------------------------------------------------------
Class I Shares                    6.12%       5.31%         5.02% (6/14/93)
-------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                  TOTAL FUND
                      MANAGEMENT    DISTRIBUTION        OTHER      OPERATING
                            FEES    (12b-1) FEES     EXPENSES       EXPENSES
-------------------------------------------------------------------------------
Class II Shares            0.20%            None        0.24%(1)        0.44%(1)
-------------------------------------------------------------------------------

(1) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (which are included in Other expenses) so that Other expenses are expected to be 0.19%. Total Fund operating expenses after this waiver are expected to be 0.39%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                           1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Class II Shares              $45         $141       $246          $555
-------------------------------------------------------------------------------


GALAXY CLASS II SHARES                                                        7

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


8                                                         GALAXY CLASS II SHARES

FUND MANAGEMENT


ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. Prior to the reorganization of the Boston 1784 Funds into Galaxy, Fleet National Bank (formerly known as BankBoston N.A.) served as the investment adviser to each of the Predecessor Funds. Fleet National Bank is a wholly-owned subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser.

The management fees paid to the Adviser and/or Fleet National Bank by the Funds during the fiscal period ended October 31, 2000 are set forth below.

                                                                 MANAGEMENT FEE
FUND                                               AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------
Institutional Money Market                                                0.20%
-------------------------------------------------------------------------------
Institutional Treasury Money Market                                       0.20%
-------------------------------------------------------------------------------

During the fiscal year ended May 31, 2000, each Predecessor Fund paid Fleet National Bank management fees at an annual rate of 0.20% of average daily net assets.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


GALAXY CLASS II SHARES                                                         9

HOW TO INVEST IN THE FUNDS


BUYING AND SELLING SHARES

Class II Shares of the Funds are available for purchase by qualified financial institutions that are purchasing shares of the Funds on behalf of their customers. A qualified financial institution is a financial institution, such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, that has entered into a sales agreement and servicing agreement with respect to Class II Shares of the Funds.

You can buy and sell Class II Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open.

If your order to buy shares of Fund is received and accepted by Galaxy's distributor by 4:30 p.m. (Eastern time) on a business day, the price you pay will be the net asset value (NAV) per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's distributor after 4:30 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV is determined at 4:30 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES

You can buy Class II Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The qualified financial institution holds the shares in your name and receives all confirmations of purchases and sales.

You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).

HOW TO SELL SHARES

You can sell Class II Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for transmitting your order to Galaxy's distributor and crediting your account with the proceeds.

[SIDENOTE]

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Class II Shares, minus the value of the Fund's liabilities attributable to Class II Shares, divided by the number of Class II Shares held by investors.
[SIDENOTE]

INVESTMENT MINIMUMS

The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.

10                                                       GALAXY CLASS II SHARES

Galaxy doesn't charge for wiring the proceeds but your qualified financial institution may do so. Contact your qualified financial institution for more information.

OTHER TRANSACTION POLICIES

Galaxy may reject any order to buy shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your qualified financial institution on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.


Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that a qualified financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the qualified financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

SHAREHOLDER SERVICE FEES

Class II Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Class II Share assets to qualified financial institutions who provide certain services to their customers who own Class II Shares of the Funds. The Funds do not intend to pay more than 0.15% in shareholder service fees with respect to Class II Shares during the current fiscal year.


GALAXY CLASS II SHARES                                                       11

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Distributions by the Funds will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of a Fund's distributions that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within the state.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.



12                                                       GALAXY CLASS II SHARES

FINANCIAL HIGHLIGHTS


Each Fund began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, each Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Funds exchanged their shares for Class I Shares (formerly designated shares) of the Funds. Class II Shares of the Funds were not offered to investors prior to the date of this prospectus. The financial highlights tables on the following pages will help you understand the financial performance for Class I Shares of each Fund (including each Predecessor Fund for the period prior to January 26, 2000) for the past five fiscal years (or the period since a particular Fund began operations) and are intended to provide you with a long-term perspective as to the Funds' financial history. Certain information reflects the financial performance of a single Class I Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal period ended October 31, 2000 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements are included in the Funds' Annual Report dated October 31, 2000, and are incorporated by reference into the SAI. The information for the Predecessor Funds for the fiscal years or periods ended May 31, 2000, 1999, 1998, 1997 and 1996 has been audited by PricewaterhouseCoopers LLP, the Predecessor Funds' former auditors, whose report dated July 17, 2000 is also incorporated by reference into the SAI. The Funds' Annual Report and SAI are available free of charge upon request.


GALAXY CLASS II SHARES                                                       13

GALAXY INSTITUTIONAL MONEY MARKET FUND
(For a share outstanding throughout each period)



                                              PERIOD JUNE 1, 2000                                  PERIOD ENDED
                                                TO OCTOBER 31,          YEARS ENDED MAY 31,           MAY 31,
                                              -------------------   --------------------------     ------------
                                                     2000*             2000            1999           1998(1)
                                              -------------------   ----------      ----------     ------------
                                                                          CLASS I SHARES
-------------------------------------------   -----------------------------------------------------------------
Net asset value, beginning of period                $1.00               $1.00           $1.00          $1.00
-------------------------------------------   -------------------   ----------      ----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                          0.03                0.05            0.05           0.03
-------------------------------------------   -------------------   ----------      ----------     ------------
LESS DIVIDENDS:
   Dividends from net investment income             (0.03)              (0.05)          (0.05)         (0.03)
-------------------------------------------   -------------------   ----------      ----------     ------------
Net increase (decrease) in net asset value              -                   -               -              -
-------------------------------------------   -------------------   ----------      ----------     ------------
Net asset value, end of period                      $1.00               $1.00           $1.00          $1.00
===========================================   ===================   ==========      ==========     ============
Total return                                         2.68%(4)            5.43%           5.10%          5.55%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $511,440            $696,613        $516,901       $302,338
-------------------------------------------   -------------------   ----------      ----------     ------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                              6.33%(3)            5.35%           4.93%         5.36%(3)
-------------------------------------------   -------------------   ----------      ----------     ------------
   Operating expenses including
   reimbursement/waiver                              0.29%(3)            0.30%           0.30%         0.27%(3)
-------------------------------------------   -------------------   ----------      ----------     ------------
   Operating expenses excluding
   reimbursement/waiver                              0.31%(3)            0.30%           0.35%         0.42%(3)
-------------------------------------------   -------------------   ----------      ----------     ------------

* The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor was reorganized as a new portfolio of Galaxy. Prior to the reorganization, Predecessor Fund offered and sold one class of shares. In connection with reorganization, shareholders of the Predecessor Fund exchanged their shares shares of the Fund.

(1) For the period from commencement of operations, beginning on November 5, 1997.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2000 was $0.03.

(3) Annualized.

(4) Not annualized.


14                                                        GALAXY CLASS II SHARES

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
(For a share outstanding throughout each period)


                                           PERIOD JUNE 1,
                                              2000 TO
                                            OCTOBER 31,                           YEARS ENDED MAY 31,
                                            -------------     ----------   ----------   ----------   ----------   ----------
                                               2000*           2000         1999         1998         1997         1996
                                            -----------     ----------   ----------   ----------   ----------   ----------
                                                                                     CLASS I SHARES
------------------------------------------  ---------------  -----------  -----------  -----------  -----------  ----------
Net value, beginning of period                    $1.00           $1.00        $1.00        $1.00        $1.00       $1.00
------------------------------------------  ---------------  -----------  -----------  -----------  -----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                        0.03            0.05         0.05         0.05         0.05        0.05
------------------------------------------  ---------------  -----------  -----------  -----------  -----------  ----------
LESS DIVIDENDS:
   Dividends from net investment income           (0.03)          (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------------  ---------------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease) in net asset value            -               -            -            -            -           -
------------------------------------------  ---------------  -----------  -----------  -----------  -----------  ----------

Net asset value, end of period                    $1.00           $1.00        $1.00        $1.00        $1.00       $1.00
==========================================  ===============  ===========  ===========  ===========  ===========  ===========
Total return                                       2.64%(3)        5.26%        4.90%        5.36%        5.16%       5.45%

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000's)        $ 4,829,762      $5,022,306   $4,346,037   $4,285,801   $2,591,487   $ 644,733
------------------------------------------  ---------------  -----------  -----------  -----------  -----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                            6.24%(2)        5.15%        4.79%        5.24%        5.05%       5.29%
------------------------------------------  ---------------  -----------  -----------  -----------  -----------  ----------
   Operating expenses including
   reimbursement/waiver                            0.27%(2)        0.30%        0.31%        0.33%        0.33%       0.32%
------------------------------------------  ---------------  -----------  -----------  -----------  -----------  ----------
   Operating expenses excluding
   reimbursement/waiver                            0.29%(2)        0.30%        0.31%        0.33%        0.34%       0.39%
------------------------------------------  ---------------  -----------  -----------  -----------  -----------  ----------

* The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Fund.

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2000 was $0.03.

(2) Annualized.

(3) Not annualized.


GALAXY CLASS II SHARES                                                       15

WHERE TO FIND MORE INFORMATION


You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.



Galaxy's Investment Company Act File No. is 811-4636.

PROGALINMM2 46542 (3/1/01) PKG50

                                THE GALAXY FUND
                            CLASS III SHARES OF THE
                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
                       SUPPLEMENT DATED FEBRUARY 28, 2001
                                     TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2001

FEES AND EXPENSES OF THE FUNDS

    Prior to March 15, 2001, the fees and expenses you may pay when you buy and hold Class III Shares of the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund are as follows:

    Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                                                          TOTAL FUND
                                          MANAGEMENT      DISTRIBUTION       OTHER        OPERATING
                                             FEES         (12B-1) FEES      EXPENSES       EXPENSES
                                          ----------      ------------      --------      ----------
Institutional Money Market Fund.........   0.20%(1)           None          0.36%(1)       0.56%(1)
Institutional Treasury Money Market
  Fund..................................   0.20%(2)           None          0.34%(2)       0.54%(2)

------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.17%. Affiliates of the Adviser are waiving a portion of the shareholder service fees (which are included in Other expenses) so that Other expenses are expected to be 0.32%. Total Fund operating expenses after these waivers are expected to be 0.49%.

(2) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.17%. Affiliates of the Adviser are waiving a portion of the shareholder service fees (which are included in Other expenses) so that Other expenses are expected to be 0.32%. Total Fund operating expenses after these waivers are expected to be 0.49%.

EXAMPLE

    This example helps you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The example assumes:

    - you invest $10,000 for the periods shown

    - you reinvest all dividends and distributions in the Fund

    - you sell all your shares at the end of the periods shown

    - your investment has a 5% return each year

    - the Fund's operating expenses remain the same.

    Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           --------   --------   --------   --------
INSTITUTIONAL MONEY MARKET FUND..........................    $57        $179       $313       $701
INSTITUTIONAL TREASURY MONEY MARKET FUND.................    $55        $173       $302       $677

[GRAPHIC]

GALAXY CLASS III SHARES

THE GALAXY FUND

PROSPECTUS

February 28, 2001

GALAXY INSTITUTIONAL MONEY
MARKET FUND

GALAXY INSTITUTIONAL TREASURY
MONEY MARKET FUND


CLASS III SHARES





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                             [GALAXY FUNDS LOGO]

         CONTENTS

1    RISK/RETURN SUMMARY

1    Introduction

2    Galaxy Institutional Money Market Fund

5    Galaxy Institutional Treasury Money Market Fund

8    Additional information about risk

9    FUND MANAGEMENT

10   HOW TO INVEST IN THE FUNDS

10   Buying and selling shares

10      HOW TO BUY SHARES

11      HOW TO SELL SHARES

11      OTHER TRANSACTION POLICIES

12   DIVIDENDS, DISTRIBUTIONS AND TAXES

13   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

Each Fund commenced operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for these Funds.

-------------------------------------------------------------------------------

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

[SIDENOTE]

MATURITY

The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.


GALAXY CLASS III SHARES                                                        1

GALAXY INSTITUTIONAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. Government agency obligations, taxable municipal securities and repurchase agreements. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price.


2                                                       GALAXY CLASS III SHARES

GALAXY INSTITUTIONAL MONEY MARKET FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund.

No performance information is presented for Class III Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown below are for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000), which are offered in a separate prospectus. Class I Shares and Class III Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year.

[SIDENOTE]

BEST QUARTER
1.61% for the quarter ending September 30, 2000

WORST QUARTER
1.16 for the quarter ending June 30, 1999

[CHART]

1998      5.40%
1999      4.99%
2000      6.25%

GALAXY CLASS III SHARES                                                       3

GALAXY INSTITUTIONAL MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000.

                                                        SINCE
                                   1 YEAR           INCEPTION
-------------------------------------------------------------------------
Class I Shares                      6.25%               5.55%  (11/5/97)
-------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                             MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                                   FEES     (12b-1) FEES        EXPENSES        EXPENSES
----------------------------------------------------------------------------------------
Class III Shares                  0.20%             None          0.36%(1)        0.56%(1)
----------------------------------------------------------------------------------------

(1) Affiliates of the Adviser are waiving a portion of shareholder servicing fees (which are included in Other expenses) so that Other expenses are expected to be 0.29%. Total Fund operating expenses after this waiver are expected to be 0.49%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class III Shares                           $57       $179       $313        $701
--------------------------------------------------------------------------------


4                                                       GALAXY CLASS III SHARES

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in short-term U.S. Government obligations, including U.S. Treasury securities, U.S. Government agency obligations and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. The Fund invests the rest of its assets in U.S. Government obligations issued by agencies or instrumentalities, including mortgage-backed securities.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.


GALAXY CLASS III SHARES                                                       5

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund.

No performance information is presented for Class III Shares of the Fund because they were not offered prior to the date of this prospectus. The returns shown below are for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000), which are offered in a separate prospectus. Class I Shares and Class III Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) has varied from year to year.

[SIDENOTE]

BEST QUARTER
1.59% for the quarter ending December 31, 2000

WORST QUARTER
0.76% for the quarter ending March 31, 1994

[CHART]

1994         4.04%
1995         5.69%
1996         5.14%
1997         5.30%
1998         5.20%
1999         4.81%
2000         6.12%


6                                                       GALAXY CLASS III SHARES

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund (including the Predecessor Fund for the period prior to June 26, 2000) for the periods ended December 31, 2000.

                                                        SINCE
                            1 YEAR      5 YEARS     INCEPTION
--------------------------------------------------------------------------------
Class I Shares               6.12%        5.31%          5.02%  (6/14/93)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                              MANAGEMENT    DISTRIBUTION           OTHER       OPERATING
                                   FEES     (12b-1) FEES        EXPENSES        EXPENSES
----------------------------------------------------------------------------------------
Class III Shares                  0.20%             None          0.34%(1)        0.54%(1)
----------------------------------------------------------------------------------------

(1) Affiliates of the Adviser are waiving a portion of shareholder service fees (which are included in Other expenses) so that Other expenses are expected to be 0.29%. Total Fund operating expenses after this fee waiver are expected to be 0.49%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class III Shares                       $55      $173      $302        $677
--------------------------------------------------------------------------------


GALAXY CLASS III SHARES                                                       7

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


8                                                      GALAXY CLASS III SHARES

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. Prior to the reorganization of the Boston 1784 Funds into Galaxy, Fleet National Bank (formerly known as BankBoston N.A.) served as the investment adviser to each of the Predecessor Funds. Fleet National Bank is a wholly-owned subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser.

The management fees paid to the Adviser and/or Fleet National Bank by the Funds during the fiscal period ended October 31, 2000 are set forth below.

                                                  MANAGEMENT FEE
FUND                                AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------
Institutional Money Market                                0.20%
----------------------------------------------------------------
Institutional Treasury Money Market                       0.20%
----------------------------------------------------------------

During the fiscal year ended May 31, 2000, each Predecessor Fund paid Fleet National Bank management fees at an annual rate of 0.20% of average daily net assets.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


GALAXY CLASS III SHARES                                                       9

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

Class III Shares of the Funds are available for purchase by qualified financial institutions that are purchasing shares of the Funds on behalf of their customers. A qualified financial institution is a financial institution, such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, which has entered into a sales agreement and servicing agreement with respect to Class III Shares of the Funds.

You can buy and sell Class III Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open.

If your order to buy shares of a Fund is received and accepted by Galaxy's distributor by 4:30 p.m. (Eastern time) on a business day, the price you pay will be the net asset value (NAV) per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's distributor after 4:30 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV is determined at 4:30 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES

You can buy Class III Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The qualified financial institution holds the shares in your name and receives all confirmations of purchases and sales.

You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).

[SIDENOTE]

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Class III Shares, minus the value of the Fund's liabilities attributable to Class III Shares, divided by the number of Class III Shares held by investors.

INVESTMENT MINIMUMS

The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.


10                                                      GALAXY CLASS III SHARES

HOW TO SELL SHARES

You can sell Class III Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for transmitting your order to Galaxy's distributor and crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds but your qualified financial institution may do so. Contact your qualified financial institution for more information.

OTHER TRANSACTION POLICIES

Galaxy may reject any order to buy shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your qualified financial institution on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that a qualified financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the qualified financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

SHAREHOLDER SERVICE FEES

Class III Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Class III Share assets to institutional investors who provide certain services to their customers who own shares of the Funds. The Funds do not intend to pay more than 0.25% in shareholder service fees with respect to Class III Shares during the current fiscal year.


GALAXY CLASS III SHARES                                                      11

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Distributions by the Funds will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable. Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of a Fund's distributions that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within the state.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


12                                                      GALAXY CLASS III SHARES

FINANCIAL HIGHLIGHTS

Each Fund began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, each Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Funds exchanged their shares for Class I Shares (formerly designated shares) of the Funds. Class III Shares of the Funds were not offered to investors prior to the date of this prospectus. The financial highlights tables on the following pages will help you understand the financial performance for Class I Shares of each Fund (including each Predecessor Fund for the period prior to January 26, 2000) for the past five fiscal years (or the period since a particular Fund began operations) and are intended to provide you with a long-term perspective as to the Funds' financial history. Certain information reflects the financial performance of a single Class I Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal period ended October 31, 2000 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000, and are incorporated by reference into the SAI. The information for the Predecessor Funds for the fiscal years or periods ended May 31, 2000, 1999, 1998, 1997 and 1996 has been audited by PricewaterhouseCoopers LLP, the Predecessor Funds' former auditors, whose report dated July 17, 2000 is also incorporated by reference into the SAI. The Funds' Annual Report and SAI are available free of charge upon request.


GALAXY CLASS III SHARES                                                      13

GALAXY INSTITUTIONAL MONEY MARKET FUND

(For a share outstanding throughout each period)

                                              PERIOD JUNE 1, 2000                                     PERIOD ENDED
                                                 TO OCTOBER 31,          YEARS ENDED MAY 31,             MAY 31,
                                              ---------------------   -----------------------------  ---------------
                                                     2000*               2000            1999              1998(2)
                                              ---------------------   -------------   -------------  ---------------
                                                                          CLASS I SHARES
------------------------------------------    ---------------------   -------------   -------------  ---------------
Net asset value, beginning of period                   $1.00              $1.00            $1.00           $1.00
------------------------------------------    ---------------------   -------------   -------------  ---------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                             0.03               0.05             0.05            0.03
------------------------------------------    ---------------------   -------------   -------------  ---------------
LESS DIVIDENDS:
   Dividends from net investment income                (0.03)             (0.05)           (0.05)          (0.03)
------------------------------------------    ---------------------   -------------   -------------  ---------------
Net increase (decrease) in net asset value                -                   -                -               -
------------------------------------------    ---------------------   -------------   -------------  ---------------
Net asset value, end of period                         $1.00              $1.00            $1.00           $1.00
==========================================    =====================   =============   =============  ===============
Total return                                            2.68%(4)           5.43%            5.10%           5.55%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $511,440           $696,613         $516,901        $302,338
------------------------------------------    ---------------------   -------------   -------------  ---------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                 6.33%(3)           5.35%            4.93%           5.36%(3)
------------------------------------------    ---------------------   -------------   -------------  ---------------
   Operating expenses including
   reimbursement/waiver                                 0.29%(3)           0.30%            0.30%           0.27%(3)
------------------------------------------    ---------------------   -------------   -------------  ---------------
   Operating expenses excluding
   reimbursement/waiver                                 0.31%(3)           0.30%            0.35%           0.42%(3)
------------------------------------------    ---------------------   -------------   -------------  ---------------

* The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Fund.

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2000 was $0.03.

(2) For the period from commencement of operations, beginning on November 5, 1997.

(3) Annualized.

(4) Not annualized.


14                                                      GALAXY CLASS III SHARES

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

(For a share outstanding throughout each period)

                                            PERIOD
                                         JUNE 1, 2000                         YEARS ENDED MAY 31,
                                         TO OCTOBER 31, -----------------------------------------------------------
                                              2000*         2000         1999        1998        1997       1996
                                         -------------- ------------  --------- ----------- ------------ ----------
                                                                                CLASS I SHARES
---------------------------------------  -------------- ------------  --------- ----------- ------------ ----------
Net asset value, beginning of period          $1.00         $1.00       $1.00       $1.00       $1.00      $1.00
---------------------------------------  -------------- ------------  --------- ----------- ------------ ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                    0.03          0.05        0.05        0.05        0.05       0.05
---------------------------------------  -------------- ------------  --------- ----------- ------------ ----------
LESS DIVIDENDS:
   Dividends from net investment
   income                                     (0.03)        (0.05)      (0.05)      (0.05)      (0.05)     (0.05)
---------------------------------------  -------------- ------------  --------- ----------- ------------ ----------
Net increase (decrease) in
net asset value                                 -              -           -           -           -          -
---------------------------------------  -------------- ------------  --------- ----------- ------------ ----------
Net asset value, end of period                $1.00         $1.00       $1.00       $1.00       $1.00      $1.00
=======================================  ============== ============  ========= =========== ============ ==========
Total return                                   2.64%(3)      5.26%       4.90%       5.36%       5.16%      5.45%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)     $4,829,762    $5,022,306  $4,346,037  $4,285,801  $2,591,487   $644,733
---------------------------------------  -------------- ------------  --------- ----------- ------------ ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                        6.24%(2)      5.15%       4.79%       5.24%       5.05%      5.29%
---------------------------------------  -------------- ------------  --------- ----------- ------------ ----------
   Operating expenses including
   reimbursement/waiver                        0.27%(2)      0.30%       0.31%       0.33%       0.33%      0.32%
---------------------------------------  -------------- ------------  --------- ----------- ------------ ----------
   Operating expenses excluding
   reimbursement/waiver                        0.29%(2)      0.30%       0.31%       0.33%       0.34%      0.39%
---------------------------------------  -------------- ------------  --------- ----------- ------------ ----------

* The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Fund.

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2000 was $0.03.

(2) Annualized.

(3) Not annualized.


GALAXY CLASS III SHARES                                                      15

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.

PROGALINMM3 46543 (3/1/01) PKG50

[GRAPHIC]

GALAXY BKB SHARES

THE GALAXY FUND

PROSPECTUS

February 28, 2001

GALAXY MONEY MARKET FUND

GALAXY U.S. TREASURY MONEY MARKET FUND

GALAXY TAX-EXEMPT MONEY MARKET FUND

GALAXY SHORT-TERM BOND FUND

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

GALAXY HIGH QUALITY BOND FUND

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

GALAXY ASSET ALLOCATION FUND

GALAXY GROWTH AND INCOME FUND

GALAXY GROWTH FUND II

GALAXY INTERNATIONAL EQUITY FUND


BKB SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


[GALAXY FUNDS LOGO]

CONTENTS

  1    RISK/RETURN SUMMARY

  1    INTRODUCTION

  2    GALAXY MONEY MARKET FUND

  5    GALAXY U.S. TREASURY MONEY MARKET FUND

  8    GALAXY TAX-EXEMPT MONEY MARKET FUND

 11    GALAXY SHORT-TERM BOND FUND

 15    GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

 20    GALAXY HIGH QUALITY BOND FUND

 24    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

 28    GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

 32    GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

 36    GALAXY RHODE ISLAND MUNICIPAL BOND FUND

 40    GALAXY ASSET ALLOCATION FUND

 44    GALAXY GROWTH AND INCOME FUND

 47    GALAXY GROWTH FUND II

 51    GALAXY INTERNATIONAL EQUITY FUND

 55    ADDITIONAL INFORMATION ABOUT RISK

 56    FUND MANAGEMENT

 57    HOW TO INVEST IN THE FUNDS

 57    HOW SALES CHARGES WORK

 59    BUYING, SELLING AND EXCHANGING BKB SHARES

 60      HOW TO BUY BKB SHARES

 61      HOW TO SELL BKB SHARES

 62      EXCHANGE PRIVILEGE

 62      OTHER TRANSACTION POLICIES

 63    DIVIDENDS, DISTRIBUTIONS AND TAXES

 66    GALAXY INVESTOR PROGRAMS

 66    RETIREMENT PLANS

 66    OTHER PROGRAMS

 68    HOW TO REACH GALAXY

 69    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes BKB Shares of the Galaxy Money Market Fund, Galaxy U.S. Treasury Money Market Fund (formerly, the Galaxy U.S. Treasury Fund), Galaxy Tax-Exempt Money Market Fund (formerly, the Galaxy Tax-Exempt Fund), Galaxy Short-Term Bond Fund, Galaxy Intermediate Government Income Fund, Galaxy High Quality Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Asset Allocation Fund, Galaxy Growth and Income Fund, Galaxy Growth Fund II and Galaxy International Equity Fund. BKB Shares are offered through this prospectus without a sales charge (sometimes called a front-end load) only to those shareholders of the Boston 1784 Funds who received BKB Shares of their corresponding Galaxy Funds at the time the Boston 1784 Funds were reorganized into Galaxy. It is expected that BKB Shares of each Fund will convert into Retail A Shares of the same Fund on June 26, 2001, which is the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, some information is provided in this prospectus for Retail A Shares of the Funds. Retail A Shares of the Funds are offered through separate prospectuses available from Galaxy by calling the telephone number on the back cover of this prospectus.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

- the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

- the fees and expenses that you will pay as an investor in the Fund.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE GALAXY MONEY MARKET FUND, GALAXY U.S. TREASURY MONEY MARKET FUND AND GALAXY TAX-EXEMPT MONEY MARKET FUND SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS. YOU COULD ALSO LOSE MONEY BY INVESTING IN ANY OF THE OTHER FUNDS.


GALAXY BKB SHARES                                                              1

GALAXY MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a fund.

[SIDENOTE]
MONEY MARKET INSTRUMENTS
Money market instruments are short-term debt obligations issued by banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Galaxy money market funds must meet strict requirements as to investment quality, maturity and diversification. The Galaxy money market funds do not invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Galaxy money market fund must be 90 days or less. Each Galaxy money market fund tries to maintain its share price at $1.00 to protect your investment from loss.


2                                                              GALAXY BKB SHARES

GALAXY MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[CHART]

       1991         6.13%
       1992         3.54%
       1993         2.73%
       1994         3.68%
       1995         5.29%
       1996         4.73%
       1997         4.99%
       1998         4.96%
       1999         4.63%
       2000         5.94%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares for the periods ended December 31, 2000.

                                                                               SINCE
                              1 YEAR         5 YEARS        10 YEARS       INCEPTION
------------------------------------------------------------------------------------------------------
Retail A Shares                5.94%           5.05%           4.66%           5.53% (11/17/86)
------------------------------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).


[SIDENOTE]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

[SIDENOTE]
BEST QUARTER
1.67%
for the quarter
ending
March 31, 1991

WORST QUARTER
0.65%
for the quarter ending
September 30,1993


GALAXY BKB SHARES                                                              3

GALAXY MONEY MARKET FUND


EXPENSES OF THE FUND

There are no sales charges when you buy or sell BKB Shares or Retail A Shares of the Fund. The following table shows the expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the expenses you may pay when you buy and hold Retail A Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
BKB Shares                                0.40%(1)              None          0.25%         0.65%(2)
 ....................................................................................................
Retail A Shares                           0.40%(1)              None          0.29%         0.69%(3)
----------------------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.36%. This fee waiver may be revised or discontinued at any time.

(2) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.63% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

(3) Total Fund operating expenses for BKB Shares and Retail A Shares after the waiver of Management fees by the Adviser are expected to be 0.61% and 0.65%, respectively.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
BKB Shares                                     $66             $217            $380             $855
 ....................................................................................................
Retail A Shares                                $70             $221            $384             $859
----------------------------------------------------------------------------------------------------


4                                                              GALAXY BKB SHARES

GALAXY U.S. TREASURY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

The Fund was formerly known as the Galaxy U.S. Treasury Fund.

[SIDENOTE]
U.S. TREASURY OBLIGATIONS
U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.


GALAXY BKB SHARES                                                              5

GALAXY U.S. TREASURY MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[CHART]

         1992         3.39%
         1993         2.74%
         1994         3.58%
         1995         5.05%
         1996         4.59%
         1997         4.70%
         1998         4.63%
         1999         4.20%
         2000         5.47%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares for the periods ended December 31, 2000.

                                                                              SINCE
                                              1 YEAR         5 YEARS       INCEPTION
--------------------------------------------------------------------------------------------------
Retail A Shares                                5.47%           4.72%           4.39%  (1/22/91)
--------------------------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
1.44%
for the quarter
ending
December 31, 2000

WORST QUARTER
0.65%
for the quarter ending
June 30, 1993



6                                                              GALAXY BKB SHARES

GALAXY U.S. TREASURY MONEY MARKET FUND


EXPENSES OF THE FUND

There are no sales charges when you buy or sell BKB Shares or Retail A Shares of the Fund. The following table shows the expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the expenses you may pay when you buy and hold Retail A Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
BKB Shares                                   0.38%              None          0.25%         0.63%(1)
 ....................................................................................................
Retail A Shares                              0.38%              None          0.27%            0.65%
----------------------------------------------------------------------------------------------------

(1) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.63% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
BKB Shares                                     $64             $206            $360             $809
 ....................................................................................................
Retail A Shares                                $66             $208            $362             $810
----------------------------------------------------------------------------------------------------


GALAXY BKB SHARES                                                              7

GALAXY TAX-EXEMPT MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

The Fund was formerly known as the Galaxy Tax-Exempt Fund.

[SIDENOTE]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[SIDENOTE]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.


8                                                              GALAXY BKB SHARES

GALAXY TAX-EXEMPT MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[CHART]

          1991         4.18%
          1992         2.46%
          1993         2.01%
          1994         2.27%
          1995         3.19%
          1996         2.78%
          1997         2.99%
          1998         2.81%
          1999         2.59%
          2000         3.45%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares for the periods ended December 31, 2000.

                                                                               SINCE
                              1 YEAR         5 YEARS        10 YEARS       INCEPTION
------------------------------------------------------------------------------------------------
Retail A Shares                3.45%           2.92%           2.87%           3.43% (6/23/88)
------------------------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
BEST QUARTER
1.11%
for the quarter ending
March 31, 1991

WORST QUARTER
0.45%
for the quarter ending
September 30, 1993


GALAXY BKB SHARES                                                              9

GALAXY TAX-EXEMPT MONEY MARKET FUND


EXPENSES OF THE FUND

There are no sales charges when you buy or sell BKB Shares or Retail A Shares of the Fund. The following table shows the expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the expenses you may pay when you buy and hold Retail A Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
BKB Shares                                0.40%(1)              None       0.17%(1)         0.57%(2)
 ....................................................................................................
Retail A Shares                           0.40%(1)              None          0.24%         0.64%(3)
----------------------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.37%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that other expenses for BKB Shares are expected to be 0.15%. These fee waivers may be revised or discontinued at any time.

(2) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses of BKB Shares of the Fund to 0.52% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

(3) Total Fund operating expenses for Retail A Shares after the waiver of Management fees by the Adviser are expected to be 0.61%.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
BKB Shares                                     $58             $198            $350             $792
 ....................................................................................................
Retail A Shares                                $65             $205            $357             $798
----------------------------------------------------------------------------------------------------

[SIDENOTE]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay federal income tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.


10                                                             GALAXY BKB SHARES

GALAXY SHORT-TERM BOND FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with preservation of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations of U.S. and foreign corporations, including bonds and notes, and in debt obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities or by foreign governments or their political subdivisions and instrumentalities. It also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and the obligations of U.S. and foreign banks. The Fund normally invests at least 65% of its total assets in bonds and debentures.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest payments on bonds of various maturities and determines the appropriate allocation of the Fund's assets among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be less than three years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

[SIDENOTE]
PRESERVATION OF CAPITAL
Preservation of capital means protecting the amount of money you invest in a fund. If a fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.

[SIDENOTE]

DEBT OBLIGATIONS

When a Fund buys a debt obligation such as a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond MATURES when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.


GALAXY BKB SHARES                                                             11

GALAXY SHORT-TERM BOND FUND


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

[SIDENOTE]
AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt obligations in a fund come due or mature. It is calculated by averaging the time to maturity of all debt obligations held by a fund with each maturity "weighted" according to the percentage of assets it represents.

[SIDENOTE]
DURATION
Duration is an approximate measure of the price sensitivity of a fund to changes in interest rates. Unlike maturity which measures only the time until final payment, duration gives you the average time it takes to receive all expected cash flows (including interest payments, prepayments and final payments) on the debt obligations held by a fund.


12                                                             GALAXY BKB SHARES

GALAXY SHORT-TERM BOND FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

          1992            5.81%
          1993            6.41%
          1994           -0.37%
          1995           10.96%
          1996            3.38%
          1997            5.68%
          1998            6.07%
          1999            2.33%
          2000            7.48%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index. The returns for Retail A Shares of the Fund have been restated to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.

                                                                              SINCE
                                              1 YEAR         5 YEARS       INCEPTION
--------------------------------------------------------------------------------------------------------
Retail A Shares                                2.35%           3.95%           4.69% (12/30/91)
 ........................................................................................................
Lehman Brothers One to Three Year
Government Bond Index                          8.17%           5.95%           5.83% (since 12/31/91)
--------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
BEST QUARTER
4.14% for the
quarter ending
September 30, 1992

WORST QUARTER
-0.72% for the
quarter ending
March 31, 1994

[SIDENOTE]
The Lehman Brothers One to Three Year Government Bond Index is an unmanaged index which tracks the performance of short-term U.S. Government bonds.


GALAXY BKB SHARES                                                             13

GALAXY SHORT-TERM BOND FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        MAXIMUM SALES CHARGE (LOAD)        MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                 ON PURCHASES SHOWN       SHOWN AS A % OF THE OFFERING PRICE OR
                                       AS A % OF THE OFFERING PRICE               SALE PRICE, WHICHEVER IS LESS
---------------------------------------------------------------------------------------------------------------
BKB Shares                                                     None                                        None
 ...............................................................................................................
Retail A Shares                                            4.75%(1)                                     None(2)
---------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
BKB Shares                                0.75%(3)              None       0.48%(3)     1.23%(3),(4)
 ....................................................................................................
Retail A Shares                           0.75%(3)              None          0.54%         1.29%(3)
----------------------------------------------------------------------------------------------------

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.50%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) and the Fund's transfer agent is waiving a portion of its fee with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.28%. Total Fund operating expenses after these waivers are expected to be 0.78% for BKB Shares and 1.04% for Retail A Shares. These fee waivers may be revised or discontinued at any time.

(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.78% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
BKB Shares                                    $125             $403            $702           $1,551
 ....................................................................................................
Retail A Shares                               $600             $865          $1,149           $1,958
----------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER
The Adviser's taxable bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since October 1999.



14                                                             GALAXY BKB SHARES

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks the highest level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. It also invests in debt obligations of U.S. corporations, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. banks and U.S. branches of foreign banks.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

Nearly all Fund investments will be of investment grade quality and will have one of the top three ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below the minimum required rating. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be between three and ten years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

[SIDENOTE]
U.S. GOVERNMENT OBLIGATIONS

U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.


GALAXY BKB SHARES                                                             15

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of instruments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


16                                                             GALAXY BKB SHARES

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1992. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which also are offered in a separate prospectus. Prior to November 1, 1993, the returns for Retail A Shares and Trust Shares of the Fund were the same because each class of shares had the same expenses.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

           1991        15.77%
           1992         7.11%
           1993         6.01%
           1994        -3.77%
           1995        15.67%
           1996         1.75%
           1997         7.83%
           1998         8.32%
           1999        -1.95%
           2000        11.43%

[SIDENOTE]

BEST QUARTER
6.13%
for the quarter
ending
September 30, 1992

WORST QUARTER
-2.90%
for the quarter ending
March 31, 1994


GALAXY BKB SHARES                                                             17

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND


AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices. The returns for Retail A Shares of the Fund have been restated to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.

                                                                              SINCE
                              1 YEAR         5 YEARS        10 YEARS       INCEPTION
------------------------------------------------------------------------------------------------------
Retail A Shares                6.17%           4.34%           6.11%           6.59% (9/1/88)
 ......................................................................................................
Lehman Brothers
Intermediate Government/
Credit Bond Index             10.12%           6.11%           7.36%           7.92% (since 8/31/88)
 ......................................................................................................
Lehman Brothers
Aggregate Bond Index          11.63%           6.46%           7.96%           8.60% (since 8/31/88)
------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        MAXIMUM SALES CHARGE (LOAD)           MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                 ON PURCHASES SHOWN          SHOWN AS A % OF THE OFFERING PRICE OR
                                       AS A % OF THE OFFERING PRICE                  SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------------------------
BKB Shares                                                     None                                           None
 ..................................................................................................................
Retail A Shares                                            4.75%(1)                                        None(2)
------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
BKB Shares                                0.75%(3)              None       0.30%(3)       1.05%(3,4)
 ....................................................................................................
Retail A Shares                           0.75%(3)              None          0.43%         1.18%(3)
----------------------------------------------------------------------------------------------------

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.25%. Total Fund operating expenses after these waivers are expected to be 0.80% for BKB Shares and 0.98% for Retail A Shares. These fee waivers may be revised or discontinued at any time.

(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.80% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

[SIDENOTE]
The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.

[SIDENOTE]
The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government/Credit Bond Index, its Mortgage Backed Securities Index and its Asset Backed Securities Index.


18                                                             GALAXY BKB SHARES

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND



EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
BKB Shares                                    $107             $362            $636           $1,420
 ....................................................................................................
Retail A Shares                               $590             $832          $1,093           $1,839
----------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER
The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.



GALAXY BKB SHARES                                                             19

GALAXY HIGH QUALITY BOND FUND



THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality securities that have one of the top two ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.



20                                                             GALAXY BKB SHARES

GALAXY HIGH QUALITY BOND FUND



THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.




GALAXY BKB SHARES                                                             21

GALAXY HIGH QUALITY BOND FUND



HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year, thereby giving some indication of the risk of investing in the Fund. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

           1991         15.12%
           1992          6.77%
           1993         12.81%
           1994         -6.48%
           1995         21.20%
           1996          1.37%
           1997          9.11%
           1998          9.27%
           1999         -4.13%
           2000         12.62%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices. The returns for Retail A Shares of the Fund have been restated to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.

                                                                               SINCE
                              1 YEAR         5 YEARS        10 YEARS       INCEPTION
--------------------------------------------------------------------------------------------------------
Retail A Shares                7.27%           4.45%           6.92%           6.92% (12/14/90)
 ........................................................................................................
Lehman Brothers
Government/Credit Bond
Index                         11.85%           6.24%           8.00%           8.10% (since 11/30/90)
 ........................................................................................................
Lehman Brothers
Intermediate Government/
Credit Bond Index             10.12%           6.11%           7.36%           7.44% (since 11/30/90)
--------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
The Lehman Brothers Government/Credit Bond Index is an unmanaged index which tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of at least one year.

[SIDENOTE]
BEST QUARTER
7.54%
for the quarter ending
June 30, 1995

WORST QUARTER
-3.85%
for the quarter ending
March 31, 1994

[SIDENOTE]
The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.

22                                                             GALAXY BKB SHARES

GALAXY HIGH QUALITY BOND FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                 ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                                       AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------------------------------------
BKB Shares                                                     None                                       None
 ..............................................................................................................
Retail A Shares                                            4.75%(1)                                    None(2)
--------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
BKB Shares                                0.75%(3)              None       0.34%(3)       1.09%(3,4)
 ....................................................................................................
Retail A Shares                           0.75%(3)              None          0.48%         1.23%(3)
----------------------------------------------------------------------------------------------------

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.25%. Total Fund operating expenses after these waivers are expected to be 0.80% for BKB Shares and 1.03% for Retail A Shares. These fee waivers may be revised or discontinued at any time.

(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.80% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
BKB Shares                                    $111             $376            $662           $1,476
 ....................................................................................................
Retail A Shares                               $594             $847          $1,119           $1,893
----------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.



GALAXY BKB SHARES                                                             23

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal circumstances, at least 80% of the Fund's net assets are invested in municipal securities or in mutual funds that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

[SIDENOTE]
DERIVATIVES

A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

GALAXY BKB SHARES                                      24

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

GALAXY BKB SHARES                                          25

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Tax-Exempt Medium-Term Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The returns shown below for periods prior to June 26, 2000 are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of BKB Shares of the Fund has varied from year to year.

[CHART]

           1994         -3.01%
           1995         14.34%
           1996          4.20%
           1997          9.10%
           1998          6.41%
           1999         -2.95%
           2000         10.48%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for BKB Shares of the Fund for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                              SINCE
                                     1 YEAR          5 YEARS                INCEPTION
-------------------------------------------------------------------------------------------
BKB Shares                           10.48%           5.34%           5.81% (6/14/93)
-------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year
Blend Municipal Bond Index(1)         9.93%           5.66%           5.40% (since 5/31/93)
-------------------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal Bond Index           9.07%           5.41%           5.79% (since 5/31/93)
-------------------------------------------------------------------------------------------

(1)The Fund has changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

[SIDENOTE]

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and with at least $5 million in principal amount outstanding.

[SIDENOTE]

BEST QUARTER
5.39%
for the quarter ending
March 31, 1995

WORST QUARTER
-4.21%
for the quarter ending
March 31, 1994

[SIDENOTE]

The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

GALAXY BKB SHARES                                         26

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    MAXIMUM  SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                             ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                                   AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
----------------------------------------------------------------------------------------------------------
BKB Shares                                                 None                                       None
----------------------------------------------------------------------------------------------------------
Retail A Shares                                           4.75%(1)                                    None(2)
----------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                       TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER         OPERATING
                                              FEES      (12b-1) FEES       EXPENSES          EXPENSES
-----------------------------------------------------------------------------------------------------
BKB Shares                                   0.75%(3)           None          0.21%(3)           0.96%(3,4)
------------------------------------------------------------------------------------------------------
Retail A Shares                              0.75%(3)           None          0.94%(3)           1.69%(3)
------------------------------------------------------------------------------------------------------

(1)There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2)Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares and Retail A Shares and the Fund's transfer agent is waiving certain fees with respect to BKB Shares so that Other expenses are expected to be 0.17% for BKB Shares and 0.30% for Retail A Shares. Total Fund operating expenses after these waivers are expected to be 0.80% for BKB Shares and 0.93% for Retail A Shares. These fee waivers may be revised or discontinued at any time.

(4)The Adviser and/or its affiliates have agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for BKB Shares of the Fund do not exceed 0.80% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------------
BKB Shares                                     $98             $461            $849           $1,937
-----------------------------------------------------------------------------------------------------
Retail A Shares                               $639             $982          $1,349           $2,378
-----------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


GALAXY BKB SHARES                                                27

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income exempt from both federal and Connecticut personal income tax, with a secondary goal of preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds that invest in municipal securities, and at least 65% of its net assets in Connecticut municipal securities. Connecticut municipal securities are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and Connecticut personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable debt securities, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

GALAXY BKB SHARES                                              28

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

GALAXY BKB SHARES                                                     29

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on August 1, 1994 as the Boston 1784 Connecticut Tax-Exempt Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The returns shown below for periods prior to June 26, 2000 are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of BKB Shares of the Fund has varied from year to year.

[CHART]


           1995         14.70%
           1996          3.63%
           1997          8.53%
           1998          6.67%
           1999         -2.81%
           2000         10.15%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for BKB Shares of the Fund for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                         SINCE
                                       1 YEAR         5 YEARS        INCEPTION
------------------------------------------------------------------------------------------
BKB Shares                             10.15%          5.13%         6.06% (8/1/94)
------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year
Blend Municipal Bond Index(1)             9.93%          5.66%         5.95% (since 7/31/94)
------------------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal Bond Index             9.07%          5.41%         6.13% (since 7/31/94)
------------------------------------------------------------------------------------------

(1)The Fund has changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

[SIDENOTE]
The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and with at least $5 million in principal amount outstanding.

[SIDENOTE]

BEST QUARTER
5.91%
for the quarter ending
March 31, 1995

WORST QUARTER
-2.28%
for the quarter ending
June 30, 1999

[SIDENOTE]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

GALAXY BKB SHARES                                           30

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                             MAXIMUM SALES CHARGE (LOAD)     MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                     ON PURCHASES SHOWN    SHOWN AS A % OF THE OFFERING PRICE OR
                           AS A % OF THE OFFERING PRICE            SALE PRICE, WHICHEVER IS LESS
-------------------------------------------------------------------------------------------------
BKB Shares                                         None                                     None
-------------------------------------------------------------------------------------------------
Retail A Shares                                   4.75%(1)                                  None(2)
-------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                       DISTRIBUTION                       TOTAL FUND
                                       MANAGEMENT        AND SERVICE         OTHER         OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------
BKB Shares                                  0.75%(3)            None          0.24%(3)          0.99%(3,4)
-----------------------------------------------------------------------------------------------------
Retail A Shares                             0.75%(3)            None          0.62%(3)          1.37%(3)
-----------------------------------------------------------------------------------------------------

(1)There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2)Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (included in Other expenses) with respect to BKB Shares and Retail A Shares and the Fund's transfer agent is waiving certain fees with respect to BKB Shares so that Other expenses are expected to be 0.17% for BKB Shares and 0.32% for Retail A Shares. Total Fund operating expenses after these waivers are expected to be 0.80% for BKB Shares and 0.95% for Retail A Shares. These fee waivers may be revised or discontinued at any time.

(4)The Adviser and/or its affiliates have agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for BKB Shares of the Fund do not exceed 0.80% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert to Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
BKB Shares                                    $101             $396            $714           $1,613
----------------------------------------------------------------------------------------------------
Retail A Shares                               $608             $888          $1,189           $2,043
----------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.

GALAXY BKB SHARES                                         31

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds that invest in municipal securities, and at least 65% of its net assets in Massachusetts municipal securities. Massachusetts municipal securities are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

GALAXY BKB SHARES                                                   32

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

GALAXY BKB SHARES                                           33

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Massachusetts Tax-Exempt Income Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The returns shown below for periods prior to June 26, 2000 are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of BKB Shares of the Fund has varied from year to year.


[CHART]

           1994         -5.45%
           1995         13.77%
           1996          3.32%
           1997          8.89%
           1998          5.91%
           1999         -2.16%
           2000          9.92%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for BKB Shares of the Fund for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                               SINCE
                                              1 YEAR       5 YEARS         INCEPTION
-------------------------------------------------------------------------------------------
BKB Shares                                     9.92%         5.08%    5.27% (6/14/93)
-------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year
Blend Municipal Bond Index(1)                  9.93%         5.66%    5.40% (since 5/31/93)
-------------------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal Bond Index                    9.07%         5.41%    5.79% (since 5/31/93)
-------------------------------------------------------------------------------------------

(1)The Fund changed its benchmark index from the Lehman Brothers 7-Year Municipal Bond Index to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Blend Index) because the Blend Index tracks the performance of the types of securities that are more representative of those held by the Fund.

[SIDENOTE]
The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and with at least $5 million in principal amount outstanding.

[SIDENOTE]

BEST QUARTER
5.45%
for the quarter ending
March 31, 1995

WORST QUARTER
-5.17%
for the quarter ending
March 31, 1994

[SIDENOTE]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

GALAXY BKB SHARES                                           34

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                          MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                  ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                        AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------
BKB Shares                                     None                                         None
------------------------------------------------------------------------------------------------
Retail A Shares                               4.75%(1)                                      None(2)
------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
BKB Shares                                   0.75%(3)           None          0.25%(3)         1.00%(3,4)
----------------------------------------------------------------------------------------------------
Retail A Shares                              0.75%(3)           None          0.34%            1.09%(3)
----------------------------------------------------------------------------------------------------

(1)There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2)Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares and Retail A Shares so that Other expenses are expected to be 0.17% for BKB Shares and 0.32% for Retail AShares. Total Fund operating expenses after these waivers are expected to be 0.80% for BKB Shares and 0.95% for Retail A Shares. These fee waivers may be revised or discontinued at any time.

(4)The Adviser and/or its affiliates have agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for BKB Shares of the Fund do not exceed 0.80% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
BKB Shares                                    $102             $338            $592           $1,321
----------------------------------------------------------------------------------------------------
Retail A Shares                               $581             $805          $1,047           $1,741
----------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.

GALAXY BKB SHARES                                               35

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island personal income tax, as is consistent with relative stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Rhode Island municipal securities, which are securities issued by the State of Rhode Island and other government issuers and that pay interest which is exempt from both federal income tax and Rhode Island personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the


GALAXY BKB SHARES                                            36

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

  longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Rhode Island municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Rhode Island. Other considerations affecting the Fund's investments in Rhode Island municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

GALAXY BKB SHARES                                              37

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus.
Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

           1995         14.32%
           1996          3.63%
           1997          8.54%
           1998          5.87%
           1999         -2.77%
           2000         11.58%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index. The returns for Retail A Shares of the Fund have been restated to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or before January 1, 2001.


                                                                            SINCE
                                              1 YEAR        5 YEARS     INCEPTION
---------------------------------------------------------------------------------------------------
Retail A Shares                                6.24%        4.24%           5.84% (12/20/94)
---------------------------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                                    11.68%        5.84%           7.69% (since 12/31/94)
---------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]
BEST QUARTER
4.90%
for the quarter ending
March 31, 1995

WORST QUARTER
-1.90%
for the quarter ending
June 30, 1999








[SIDENOTE]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

GALAXY BKB SHARES                                               38

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            MAXIMUM SALES CHARGE (LOAD)     MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                    ON PURCHASES SHOWN    SHOWN AS A % OF THE OFFERING PRICE OR
                          AS A % OF THE OFFERING PRICE            SALE PRICE, WHICHEVER IS LESS
-----------------------------------------------------------------------------------------------
BKB Shares                                       None                                    None
-----------------------------------------------------------------------------------------------
Retail A Shares                                 4.75%(1)                                 None(2)
-----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                        DISTRIBUTION                      TOTAL FUND
                                        MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
BKB Shares                                  0.75%(3)            None         0.31%(3)         1.06%(3,4)
----------------------------------------------------------------------------------------------------
Retail A Shares                             0.75%(3)            None          0.31%           1.06%(3)
----------------------------------------------------------------------------------------------------

(1)There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in Funds - How sales charges work."

(2)Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.50%. Affiliates of the Adviser are waiving a portion of shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other Expenses for BKB Shares are expected to be 0.24%. Total Fund operating expenses after these waivers are expected to be 0.74% for BKB Shares and 0.81% for Retail A Shares. These fee waivers may be revised or discontinued at any time.

(4)The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.74% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                            1 YEAR          3 YEARS         5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
BKB Shares                                    $108             $337            $585           $1,294
----------------------------------------------------------------------------------------------------
Retail A Shares                               $578             $796          $1,032          $1,708
----------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 1998.

GALAXY BKB SHARES                                             39

GALAXY ASSET ALLOCATION FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the Fund's assets.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in the popular stock market averages. The Adviser interprets this to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than that. The Fund also seeks long-term growth in the value of its assets. The Adviser attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix will change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's) or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

In selecting portfolio securities for the Fund, the Adviser's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the Adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The Adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the Adviser determines it appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

[SIDENOTE]
CURRENT INCOME

Current income includes both divedends from stocks and interest income from fixed income securities, after deducting Fund expenses.


40                                                            GALAXY BKB SHARES

GALAXY ASSET ALLOCATION FUND


In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The value of fixed income investments such as bonds are affected by movements in interest rates. Bond prices tend to fall when interest rates rise and to rise when interest rates fall.

- CREDIT RISK - The value of fixed income investments also depends on the ability of an issuer to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its securities will decline. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain fixed income investments held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- PORTFOLIO COMPOSITION - The level of risk could increase if a larger percentage of the Fund is invested in one particular asset class, such as stocks or bonds. However, asset allocation funds are generally less volatile than portfolios that contain only stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

GALAXY BKB SHARES                                                            41

GALAXY ASSET ALLOCATION FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1992         6.58%
1993         8.08%
1994        -2.47%
1995        30.29%
1996        15.11%
1997        19.76%
1998        17.73%
1999         7.24%
2000         1.81%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices. The returns for Retail A Shares of the Fund have been restated to include the effect of the maximum 5.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.

                                                                 SINCE
                                1 YEAR         5 YEARS       INCEPTION
------------------------------------------------------------------------------------------
Retail A Shares                 -4.05%          10.80%          10.44% (12/30/91)
------------------------------------------------------------------------------------------
S&P 500                         -9.10%          18.33%          16.08% (since 12/31/91)
------------------------------------------------------------------------------------------
DJIA                            -4.69%          18.21%          17.19% (since 12/31/91)
------------------------------------------------------------------------------------------

[SIDENOTE]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[SIDENOTE]
BEST QUARTER

11.74% for the
quarter ending
December 31, 1994

WORST QUARTER

-4.66% for the
quarter ending
December 31, 2000

[SIDENOTE]
The Dow Jones Industrial Average (DJIA) is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks.


42                                                            GALAXY BKB SHARES

GALAXY ASSET ALLOCATION FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE (LOAD)      MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                 ON PURCHASES SHOWN    SHOWN AS A % OF THE OFFERING PRICE  OR
                       AS A % OF THE OFFERING PRICE             SALE PRICE, WHICHEVER IS LESS
---------------------------------------------------------------------------------------------
BKB Shares                                     None                                      None
---------------------------------------------------------------------------------------------
Retail A Shares                            5.75%(1)                                   None(2)
---------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                        DISTRIBUTION                              TOTAL FUND
                       MANAGEMENT        AND SERVICE             OTHER             OPERATING
                             FEES       (12b-1) FEES          EXPENSES              EXPENSES
--------------------------------------------------------------------------------------------
BKB Shares                  0.75%              None           0.35%(3)              1.10%(4)
--------------------------------------------------------------------------------------------
Retail A Shares             0.75%              None              0.54%                 1.29%
--------------------------------------------------------------------------------------------

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available to certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) Affiliates of the Adviser are waiving a portion of shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.21%. This fee waiver may be revised or discontinued at any time.

(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.96% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                          1 YEAR            3 YEARS            5 YEARS              10 YEARS
--------------------------------------------------------------------------------------------
BKB Shares                  $112               $390                $689               $1,540
--------------------------------------------------------------------------------------------
Retail A Shares             $699               $960              $1,242               $2,042
--------------------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGERS

The Fund's portfolio managers are Donald Jones, a Vice President of the Adviser since 1991, and David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with the Adviser and its predecessors since 1977. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with the Adviser and its predecessors since 1986.

GALAXY BKB SHARES                                                            43

GALAXY GROWTH AND INCOME FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The Adviser also seeks a current yield greater than that of the S&P 500, although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus.
Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

[SIDENOTE]
CURRENT INCOME

Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.

[SIDENOTE]
MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


44                                                             GALAXY BKB SHARES

GALAXY GROWTH AND INCOME FUND

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1994          4.83%
1995         29.34%
1996         19.85%
1997         29.19%
1998         15.71%
1999          6.86%
2000          3.65%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index. The returns for Retail A Shares of the Fund have been restated to include the effect of the maximum 5.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.

                                                              SINCE
                              1 YEAR         5 YEARS      INCEPTION
--------------------------------------------------------------------------------------
Retail A Shares               -2.31%          13.35%         13.96%  (2/12/93)
--------------------------------------------------------------------------------------
S&P 500                       -9.10%          18.33%         17.26%  (since 1/31/93)
--------------------------------------------------------------------------------------

[SIDENOTE]
BEST QUARTER

20.66% for the
quarter ending
December 31, 1998

WORST QUARTER

-13.50% for the
quarter ending
September 30, 1998

[SIDENOTE]

The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


GALAXY BKB SHARES                     45

GALAXY GROWTH AND INCOME FUND


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                       MAXIMUM SALES CHARGE (LOAD)          MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                ON PURCHASES SHOWN         SHOWN AS A % OF THE OFFERING PRICE OR
                      AS A % OF THE OFFERING PRICE                 SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------
BKB Shares                                    None                                          None
------------------------------------------------------------------------------------------------
Retail B Shares                           5.75%(1)                                       None(2)
------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                      DISTRIBUTION                                    TOTAL FUND
                     MANAGEMENT        AND SERVICE             OTHER                   OPERATING
                           FEES       (12b-1) FEES          EXPENSES                    EXPENSES
------------------------------------------------------------------------------------------------
BKB Shares                0.75%               None          0.35%(3)                    1.10%(4)
------------------------------------------------------------------------------------------------
Retail A Shares           0.75%               None             0.62%                       1.37%
------------------------------------------------------------------------------------------------

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses are expected to be 0.17%. These fee waivers may be revised or discontinued at any time.

(4) Affiliates of the Adviser have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the total Fund operating expenses of BKB Shares of the Fund to 0.92% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                             1 YEAR              3 YEARS             5 YEARS            10 YEARS
------------------------------------------------------------------------------------------------
BKB Shares                     $112                 $407                $724              $1,623
------------------------------------------------------------------------------------------------
Retail A Shares                $706                 $984              $1,282              $2,127
------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Gregory M. Miller, a Vice President of the Adviser since 1996. He's been primarily responsible for the day-to-day management of the Fund's investment portfolio since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined the Adviser in 1985.


46                                                            GALAXY BKB SHARES

GALAXY GROWTH FUND II

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with capital appreciation. Dividend income, if any, is incidental to capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in common stock (including depositary receipts) of U.S. and foreign companies which the Adviser believes have above-average growth potential. The Fund normally invests 80% to 90% or more of its total assets in these securities, although the Fund may invest up to 35% of its total assets in other securities, such as convertible and non-convertible debt securities, preferred stock, warrants and money market instruments.

The Fund principally invests in U.S. companies with market capitalizations of at least $250 million, although the Fund also may invest in companies with smaller capitalizations. The Fund may invest up to 25% of its total assets in the securities of foreign companies, including companies in developing countries. While some of the Fund's investments may pay dividends, current income is not a consideration when selecting investments.

In selecting securities for the Fund, the Adviser uses a "bottom-up" approach. It looks for companies that it believes are in dynamic high-growth sectors of the world economy and that are thought to have dominant or strong competitive positions within their sectors. The Adviser also looks for companies thought to have quality management and that are expected to have strong earnings growth potential.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies (generally, those with market capitalizations below $1.5 billion) tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.


[SIDENOTE]

GROWTH STOCKS

Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.

[SIDENOTE]

MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

GALAXY BKB SHARES                                                            47

GALAXY GROWTH FUND II

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- HEDGING - The Fund may engage in foreign currency transactions to hedge against the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


48                                                            GALAXY BKB SHARES

GALAXY GROWTH FUND II

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on March 28, 1996 as the Boston 1784 Growth Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The returns shown below for periods prior to June 26, 2000 are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of BKB Shares of the Fund has varied from year to year.

[CHART]

1997         13.92%
1998          1.36%
1999         70.42%
2000          0.07%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the BKB Shares of the Fund for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                  SINCE
                                       1 YEAR                 INCEPTION
------------------------------------------------------------------------------------------------
BKB Shares                              0.07%                    19.26%  (3/28/96)
------------------------------------------------------------------------------------------------
Russell 2000 Index                     -3.02%                     9.73%  (since 3/31/96)
------------------------------------------------------------------------------------------------

[SIDENOTE]
BEST QUARTER

53.66% for the
quarter ending
December 31, 1999

WORST QUARTER
-22.74% for the
quarter ending
September 30, 1998

[SIDENOTE]

The Russell 2000 Index is an unmanaged index which tracks the performance of the 2000 smallest of the 3000 largest U.S. companies, based on market capitalization.

GALAXY BKB SHARES                                                            49

GALAXY GROWTH FUND II

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. It is expected that BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                       MAXIMUM SALES CHARGE (LOAD)          MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                ON PURCHASES SHOWN         SHOWN AS A % OF THE OFFERING PRICE OR
                      AS A % OF THE OFFERING PRICE                 SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------
BKB Shares                                    None                                          None
------------------------------------------------------------------------------------------------
Retail A Shares                            5.75%(1)                                      None(2)
------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                         DISTRIBUTION                                 TOTAL FUND
                      MANAGEMENT          AND SERVICE            OTHER                 OPERATING
                            FEES         (12b-1) FEES         EXPENSES                  EXPENSES
------------------------------------------------------------------------------------------------
BKB Shares                 0.75%(3)              None            0.49%(3)                  1.24%(3,4)
------------------------------------------------------------------------------------------------
Retail A Shares            0.75%(3)              None            0.60%                     1.35%(3)
------------------------------------------------------------------------------------------------

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.64%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.30%. Total Fund operating expenses after these waivers are expected to be 0.94% for BKB Shares and 1.24% for Retail A Shares. This fee waiver may be revised or discontinued at any time.

(4) The Adviser and/or its affiliates have agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for BKB Shares of the Fund do not exceed 0.94% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                        1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------
BKB Shares                                $126              $417            $729          $1,614
------------------------------------------------------------------------------------------------
Retail A Shares                           $705              $978          $1,272          $2,105
------------------------------------------------------------------------------------------------

[SIDENOTE]

PORTFOLIO MANAGERS

The Fund's portfolio managers are Theodore E. Ober and Eugene D. Takach. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Ober, who has over 15 years of experience in investment management and research analysis, has been a Research Analyst, Fund Manager and Senior Fund Manager with the Adviser and its affiliated organizations since 1987. Mr. Takach, who has over 30 years of experience in investment management, research analysis and securities trading, has been a portfolio manager with the Adviser and its affiliated organizations since 1971. Mr. Ober and Mr. Takach have co-managed the Predecessor Fund since it began operations.


50                                                            GALAXY BKB SHARES

GALAXY INTERNATIONAL EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Sub-Adviser's investment process begins with a fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in its operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Top-down factors are incorporated into the Sub-Adviser's analysis of a company. For example, the Sub-Adviser considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the Sub-Adviser's return expectations for individual companies. In this way, the Sub-Adviser arrives at a risk-adjusted return potential for each company analyzed, which then gives the Sub-Adviser the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

[SIDENOTE]
SUB-ADVISER

The Adviser has appointed Oechsle International Advisors, LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.


GALAXY BKB SHARES                                                            51

GALAXY INTERNATIONAL EQUITY FUND

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- HEDGING - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

- SELECTION OF INVESTMENTS - The Adviser and Sub-Adviser evaluate the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


52                                                            GALAXY BKB SHARES

GALAXY INTERNATIONAL EQUITY FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund first began issuing BKB Shares on June 19, 2000, so they do not have a long-term performance record. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1992        -2.29%
1993        31.62%
1994        -2.54%
1995        11.04%
1996        10.03%
1997        13.59%
1998        21.24%
1999        41.10%
2000       -20.26%


AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index. The returns for Retail A Shares of the Fund have been restated to include the effect of the maximum 5.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.

                                                                   SINCE
                                  1 YEAR         5 YEARS       INCEPTION
------------------------------------------------------------------------------------------------
Retail A Shares                  -24.84%           9.95%          9.36%  (12/30/91)
------------------------------------------------------------------------------------------------
MSCI EAFE Index                  -14.17%           7.13%          7.82%  (since 12/31/91)
------------------------------------------------------------------------------------------------

[SIDENOTE]
BEST QUARTER
24.36% for the
quarter ending
December 31, 1999

WORST QUARTER
-14.61% for the
quarter ending
September 30, 1998

[SIDENOTE]
The Morgan Stanley Capital International Europe, Australia and Far East (MSCI
EAFE) Index is an unmanaged index which tracks the performance of selected equity securities in Europe, Australia and the Far East.


GALAXY BKB SHARES                                                            53

GALAXY INTERNATIONAL EQUITY FUND

FEES AND EXPENSES OF THE FUND

The following tables show the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on June 26, 2001, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                        MAXIMUM SALES CHARGE (LOAD)         MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                 ON PURCHASES SHOWN        SHOWN AS A % OF THE OFFERING PRICE OR
                       AS A % OF THE OFFERING PRICE                SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------------
BKB Shares                                     None                                         None
------------------------------------------------------------------------------------------------
Retail A Shares                            5.75%(1)                                      None(2)
------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                       DISTRIBUTION                                   TOTAL FUND
                        MANAGEMENT      AND SERVICE            OTHER                   OPERATING
                              FEES     (12b-1) FEES          EXPENSES                   EXPENSES
------------------------------------------------------------------------------------------------
BKB Shares                0.87%(3)             None             0.45%                   1.32%(3)
------------------------------------------------------------------------------------------------
Retail A Shares           0.87%(3)             None             0.70%                   1.57%(3)
------------------------------------------------------------------------------------------------

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.62%. Total Fund operating expenses after Management fee waivers are expected to be 1.07% for BKB Shares and 1.32% for Retail A Shares. These fee waivers may be revised or discontinued at any time; however, the Adviser and/or its affiliates have agreed to waive shareholder servicing fees (that are included in Other expenses) in such amounts as are necessary to limit Total Fund operating expenses for BKB Shares of the Fund to 1.10% until the later of one year from the date of the reorganization of the Boston 1784 Funds into Galaxy or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- your BKB Shares convert into Retail A Shares on June 26, 2001

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                        1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------
BKB Shares                                $134              $471            $832          $1,846
------------------------------------------------------------------------------------------------
Retail A Shares                           $726            $1,042          $1,381          $2,335
------------------------------------------------------------------------------------------------

[SIDENOTE]
PORTFOLIO MANAGERS

The Fund's portfolio managers are Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA. They're primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Keesler is Chief Investment Officer and portfolio manager/research analyst with the Sub-Adviser. He has been associated with the Sub-Adviser and its predecessor since 1986. Ms. Harris has been a portfolio manager at the Sub-Adviser and its predecessor since January of 1995. She was previously portfolio manager and investment director for the State of Wisconsin Investment Board. Mr. Keesler and Ms. Harris have co-managed the Fund since August of 1996.


54                                                            GALAXY BKB SHARES

ADDITIONAL INFORMATION ABOUT RISK



The main risks associated with an investment in each of the Galaxy Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions.

For the Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Rhode Island Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund, these investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Fund, Rhode Island Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund, taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's total assets.

The Short-Term Bond Fund, Intermediate Government Income Fund and High Quality Bond Fund may hold uninvested cash and invest without limit in money market instruments, including short-term U.S. Government securities.

For the Asset Allocation Fund, Growth and Income Fund, International Equity Fund and Growth Fund II, these investments may include cash, money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity Fund, foreign money market instruments, debt securities of foreign national governments and their agencies, and the securities of U.S. issuers.

This strategy could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


GALAXY BKB SHARES                                                             55

FUND MANAGEMENT



ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. Prior to the reorganization of the Boston 1784 Funds into Galaxy, Fleet National Bank (formerly known as BankBoston N.A.) served as the investment adviser to each of the Predecessor Funds. Fleet National Bank is a wholly-owned subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser.

The management fees paid to the Adviser and/or Fleet National Bank by the Funds during the fiscal year or period ended October 31, 2000 are set forth below.

                                           MANAGEMENT FEE
                                                AS A % OF
FUND                                   AVERAGE NET ASSETS
---------------------------------------------------------
Money Market Fund                                   0.36%
 .........................................................
U.S. Treasury Money Market Fund                     0.38%
 .........................................................
Tax-Exempt Money Market Fund                        0.38%
 .........................................................
Short-Term Bond Fund                                0.51%
 .........................................................
Intermediate Government Income Fund                 0.55%
 .........................................................
High Quality Bond Fund                              0.55%
 .........................................................
Intermediate Tax-Exempt Bond Fund                   0.63%
 .........................................................
Connecticut Intermediate
Municipal Bond Fund                                 0.63%
 .........................................................
Massachusetts Intermediate
Municipal Bond Fund                                 0.63%
 .........................................................
Rhode Island Municipal Bond Fund                    0.45%
 .........................................................
Asset Allocation Fund                               0.75%
 .........................................................
Growth and Income Fund                              0.75%
 .........................................................
Growth Fund II                                      0.64%
 .........................................................
International Equity Fund                           0.62%
---------------------------------------------------------

During the fiscal year ended May 31, 2000, the Predecessor Funds to the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II paid management fees to Fleet National Bank at the annual rates of 0.68%, 0.67%, 0.67%, and 0.74%, respectively, of average daily net assets.

SUB-ADVISER

The Adviser has delegated some of its advisory responsibilities with respect to the International Equity Fund to Oechsle International Advisors, LLC as Sub-Adviser. The Sub-Adviser determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on international investment and economic developments. The Adviser assists and consults with the Sub-Adviser as to the Fund's investment program, approves the list of foreign countries recommended by the Sub-Adviser for investment and manages the Fund's daily cash position. The Sub-Adviser's fees are paid by the Adviser.

The Sub-Adviser has its main office at One International Place, Boston, Massachusetts 02210. The Sub-Adviser is the successor to Oechsle International Advisors, L.P., an international investment firm founded in 1986. At December 31, 2000, the Sub-Adviser had discretionary management authority over approximately $17.7 billion in assets. The Adviser's parent company, FleetBoston Financial Corporation, owns an interest in the Sub-Adviser.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser (and Sub-Adviser for the International Equity Fund) may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or Sub-Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


56                                                             GALAXY BKB SHARES

HOW TO INVEST IN THE FUNDS



Each of the Funds offers BKB Shares only to those shareholders of the Boston 1784 Funds who received BKB Shares of their corresponding Galaxy Fund at the time the Boston 1784 Funds were reorganized into Galaxy. It is expected that BKB Shares of each Fund will convert into Retail A Shares of the same Fund on June 26, 2001, which is the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto Galaxy's Board of Trustees has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, some information is provided in this prospectus for Retail A Shares of the Funds. The Funds offer Retail A Shares through a separate prospectus.

HOW SALES CHARGES WORK

There is no sales charge (sometimes called a front-end load) when you buy BKB Shares or when your BKB Shares convert into Retail A Shares. Retail A Shares of each Fund, except the Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund (referred to as the Money Market Funds), are sold with a sales charge. However, holders of BKB Shares may purchase Retail A Shares of any of the Funds without incurring the sales charge otherwise applicable on the purchase of Retail A Shares of certain of the Galaxy Funds. When these Retail A Shares are purchased, you must tell your financial adviser or Galaxy's distributor that you qualify for a sales load waiver.

RETAIL A SHARES

The tables below show the sales charge applicable to Retail A Shares of the Funds, except the Money Market Funds which are sold without a sales charge. The offering price for Retail A Shares is the NAV of the shares purchased, plus any applicable sales charge.

SHORT-TERM BOND FUND, INTERMEDIATE GOVERNMENT INCOME FUND, HIGH QUALITY BOND FUND, INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND RHODE ISLAND MUNICIPAL BOND FUND:

                               TOTAL SALES CHARGE
                     ----------------------------------
                              AS A % OF       AS A % OF
AMOUNT OF            THE OFFERING PRICE            YOUR
YOUR INVESTMENT               PER SHARE      INVESTMENT
-------------------------------------------------------
Less than $50,000                 4.75%           4.99%
 .......................................................
$50,000 but less
than $100,000                     4.50%           4.71%
 .......................................................
$100,000 but less
than $250,000                     3.50%           3.63%
 .......................................................
$250,000 but less
than $500,000                     2.50%           2.56%
 .......................................................
$500,000 but less
than $1,000,000                   2.00%           2.04%
 .......................................................
$1,000,000 and over            0.00%(1)        0.00%(1)
-------------------------------------------------------

ASSET ALLOCATION FUND, GROWTH AND INCOME FUND, GROWTH FUND II AND INTERNATIONAL EQUITY FUND:

                               TOTAL SALES CHARGE
                     ----------------------------------
                              AS A % OF       AS A % OF
AMOUNT OF            THE OFFERING PRICE            YOUR
YOUR INVESTMENT               PER SHARE      INVESTMENT
-------------------------------------------------------
Less than $50,000                 5.75%           6.10%
 .......................................................
$50,000 but less
than $100,000                     4.50%           4.71%
 .......................................................
$100,000 but less
than $250,000                     3.50%           3.63%
 .......................................................
$250,000 but less
than $500,000                     2.50%           2.56%
 .......................................................
$500,000 but less
than $1,000,000                   2.00%           2.04%
 .......................................................
$1,000,000 and over            0.00%(1)       0.00%(1)
-------------------------------------------------------

(1)There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, a contingent deferred sales charge (sometimes called a back-end load or CDSC) of 1% of the offering price or 1% of the net asset value of the shares, whichever is less, will be charged unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't actually exceed 12% of your account's value. See "Galaxy investor programs - Systematic withdrawal plan" on page 67.

Galaxy's distributor may, from time to time, implement programs under which a

[SIDENOTE]
NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Funds's assets attributable to BKB Shares or Retail A Shares, minus the value of the Fund's liabilities attributable to BKB Shares or Retail A Shares, divided by the number of BKB Shares or Retail A Shares held by investors.

[SIDENOTE]
SALES CHARGE WAIVERS/DISCOUNT PLANS

Ask your financial adviser or Galaxy's distributor, or consult the SAI, for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your financial adviser or Galaxy's distributor that you qualify for a sales load waiver or that you want to take advantage of any of the discount plans. See the SAI for additional requirements that apply to the discount plans. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


GALAXY BKB SHARES                                                             57
broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.

There's no sales charge on purchases of Retail A Shares if:

-  You buy shares by reinvesting dividends and distributions.

-  You were a Galaxy shareholder before December 1, 1995.

-  You buy shares for a 401(k) or SIMPLE IRA retirement account.

- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

- You're an investment professional who places trades for your clients and charges them a fee.

- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

- You were a shareholder of the Boston 1784 Funds on the date when the Boston 1784 Funds were reorganized into Galaxy.

DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of any Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.

- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.

- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when selling Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.

- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.


58                                                             GALAXY BKB SHARES

SHAREHOLDER SERVICE FEES

BKB Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's BKB Share assets. The Money Market Funds do not intend to pay more than 0.10%, the Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Rhode Island Municipal Bond Fund do not intend to pay more than 0.15%, and the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund do not intend to pay more than 0.30%, respectively, in shareholder service fees with respect to BKB Shares during the current fiscal year.

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Money Market Funds do not intend to pay more than 0.10%, the Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Rhode Island Municipal Bond Fund (referred to as the Bond Funds) do not intend to pay more than 0.15%, and the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund (referred to as the Equity Funds) do not intend to pay more than 0.30%, respectively, in shareholder service fees with respect to Retail A Shares during the current fiscal year.

CONVERSION OF BKB SHARES INTO RETAIL A SHARES

BKB Shares of a Fund will convert into Retail A Shares of the same Fund on June 26, 2001, which is the first anniversary of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. The conversion of BKB Shares to Retail A Shares will take place at NAV, so that the value of the Retail A Shares you receive in the conversion will be the same as the value of your BKB Shares that were converted.

BUYING, SELLING AND EXCHANGING BKB SHARES

BKB Shares of the Funds are available for purchase only by those shareholders who received BKB Shares in connection with the reorganization of the Boston 1784 Funds into Galaxy.

You may buy and sell BKB Shares of the Funds on any business day, which is any day that the Funds are open for business. The Money Market Funds and Bond Funds are open for business each day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. The Equity Funds are open for business each day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

 The price at which you buy shares is the NAV next determined after your order is accepted. The price at which you sell shares is the NAV next determined, after receipt of your order in proper form as described below. NAV is determined on each business day as of 11:00 a.m. Eastern time (for the Money Market Funds only)

[SIDENOTE]
MINIMUM INVESTMENT AMOUNT

You can make additional investments in your BKB Share account for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


GALAXY BKB SHARES                                                             59
and at the close of regular trading on the New York Stock Exchange that day (usually 4:00 p.m. Eastern time) for each Fund, including the Money Market Funds.

The Money Market Funds' assets are valued at amortized cost, which is approximately equal to market value. For each of the other Funds, if market prices are readily available for securities owned by a Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

HOW TO BUY BKB SHARES

You can buy shares through your financial adviser or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A financial adviser who places orders on your behalf may charge you a separate fee for their services.

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

You can also buy shares directly from Galaxy's distributor in any of the following ways:

BUYING BY MAIL

To make additional investments, send a check made payable to each Fund in which you want to invest to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include with your check one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE

To make an additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
100 Federal Street
Boston, MA 02110
ABA #0110-0013-8
DDA #79673-5702
Ref: The Galaxy Fund
(Account number)
(Account registration)


60                                                             GALAXY BKB SHARES

Your bank or other financial institution may charge you a fee for sending funds by wire.

HOW TO SELL BKB SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's distributor by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. The financial adviser is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell shares directly through Galaxy's distributor in any of the following ways:

SELLING BY MAIL

Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

-  The name of the Fund

-  The number of shares or the dollar amount you want to sell

-  Your account number

-  Your Social Security number or tax identification number

- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE

Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named in your written instructions.

[SIDENOTE]
SIGNATURE GUARANTEES

When selling your shares by mail or by phone, you must have your signature guaranteed if:

-  you're selling shares worth more than $50,000,

- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,

- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or

-  you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


GALAXY BKB SHARES                                                             61

EXCHANGE PRIVILEGE

Shareholders may exchange BKB Shares of a Fund having a value of at least $100 for BKB Shares of any other Galaxy Fund. Shareholders won't pay a sales charge for exchanging BKB Shares.

TO EXCHANGE SHARES:

-  ask your financial adviser

- call Galaxy's distributor or use the InvestConnect toll-free voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-  send your request in writing to:
   The Galaxy Fund
   P.O. Box 6520
   Providence, RI 02940-6520

Galaxy doesn't charge any fee for making exchanges but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirements.


62                                                             GALAXY BKB SHARES

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Money Market Fund and each of the Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Rhode Island Municipal Bond Fund declares dividends from net investment income daily and pays them monthly. The Money Market Fund and U.S. Treasury Fund expect that all, or substantially all, of their distributions will consist of ordinary income. It is expected that the annual distributions of the Short-Term Bond Fund, Intermediate Government Income Fund and High Quality Bond Fund will normally - but not always - consist primarily of ordinary income rather than capital gains. It is expected that the annual distributions of the Tax-Exempt Fund, Rhode Island Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund will be mainly income dividends.

The Asset Allocation Fund and Growth and Income Fund pay any dividends from net investment income each quarter. The Growth Fund II generally pays dividends from net investment income on a semi-annual basis. The International Equity Fund pays any dividends from net investment income annually. It's expected that the annual distributions of these Funds will normally - but not always - consist primarily of capital gains rather than ordinary income.

Each of the Funds pays any realized capital gains at least once annually, although the Money Market Funds do not expect to realize net long-term capital gains. Dividends and distributions are paid in cash unless you indicate in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES

MONEY MARKET FUND, U.S. TREASURY MONEY MARKET FUND, SHORT-TERM BOND FUND, INTERMEDIATE GOVERNMENT INCOME FUND, HIGH QUALITY BOND FUND, ASSET ALLOCATION FUND, GROWTH AND INCOME FUND, GROWTH FUND II AND INTERNATIONAL EQUITY FUND

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.

TAX-EXEMPT MONEY MARKET FUND, INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND AND RHODE ISLAND MUNICIPAL BOND FUND

Distributions by these Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income


GALAXY BKB SHARES                                                             63
tax purposes. It is possible depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains. The Tax-Exempt Fund does not expect that this will be the case.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

You should note that a portion of the exempt-interest dividends paid by one or both of these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS

You should note that if you purchase shares just before a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the shares is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply in some instances however to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, its agencies or municipalities. Each state-specific Fund intends to comply with certain state and/or local tax requirements so that its income and dividends generally will be exempt from the applicable state and/or local taxes described above in the description for such Fund. Dividends, if any, derived from interest on securities other than the state-specific municipal


64                                                             GALAXY BKB SHARES
securities in which each Fund primarily invests will be subject to the particular state's taxes. However, with respect to the Connecticut Intermediate Municipal Bond Fund, dividends, if any, derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the Connecticut state income tax on individuals, trusts and estates if paid on Fund shares held as capital assets.


MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.



GALAXY BKB SHARES                                                             65

GALAXY INVESTOR PROGRAMS


RETIREMENT PLANS

BKB Shares of the Funds (except for the Tax-Exempt Money Market Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Rhode Island Municipal Bond
Fund) are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.

- Simplified Employee Pension Plans (SEPs).

- Keogh money purchase and profit sharing plans.

- Salary reduction retirement plans set up by employers for their employees, which are qualified under Section 401(k) and 403(b) of the Internal Revenue Code.

- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).


OTHER PROGRAMS

It's also easy to buy or sell BKB Shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 per quarter.

PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

CHECKWRITING

The Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund offer the checkwriting privilege. You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by writing or calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) to obtain a signature card. There is no limit on the number of checks you can write each month, although each


66                                                             GALAXY BKB SHARES
check must be in an amount of at least $250. Galaxy may impose a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.

DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your investment account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by notifying your financial adviser or writing to Galaxy at:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.



GALAXY BKB SHARES                                                             67

HOW TO REACH GALAXY


THROUGH YOUR FINANCIAL ADVISER

Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES
Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.


INVESTCONNECT
InvestConnect is Galaxy's shareholder voice response system. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.


If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET
Please visit Galaxy's Web site at: www.galaxyfunds.com

[SIDENOTE]
HEARING IMPAIRED
Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week




68                                                             GALAXY BKB SHARES

FINANCIAL HIGHLIGHTS

The financial highlights tables shown below will help you understand the financial performance for the Funds' BKB Shares and Retail A Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first issued). Certain information reflects the financial performance of a single BKB Share or Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in BKB Shares and Retail A Shares of each Fund, assuming all dividends and distributions were reinvested. The Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II commenced operations as separate portfolios (the Predeccessor Funds) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Funds were reorganized as new portfolios of Galaxy. Prior to the reorganization, each Predecessor Fund offered and sold a single class of shares. In connection with the reorganization shareholders of the Predecessor Funds exchanged their shares for Trust Shares and BKB Shares of the Funds. Shareholders of the Predecessor Funds who purchased their shares through an investment management, trust, custody or other agency relationship with Bank Boston N.A. received Trust Shares of the Funds.

The information in the financial highlights tables for the fiscal years or periods ended October 31, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Reports dated October 31, 2000 and are incorporated by reference into the SAI. The information for the fiscal years ended October 31, 1996, 1997 and 1998 was audited by Galaxy's former auditors. The information with regard to the Predecessor Funds for the fiscal years ended May 31, 2000, 1999, 1998, 1997 and 1996 was audited by the Predecessor Funds' former auditors, PricewaterhouseCoopers LLP, whose report dated July 17, 2000 is also incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.

GALAXY MONEY MARKET FUND

(For a share outstanding throughout each period)

                                                 PERIOD ENDED
                                                  OCTOBER 31,                        YEARS ENDED OCTOBER 31,
                                                -------------  --------------------------------------------------------------------
                                                    2000(1)        2000          1999          1998          1997          1996
                                                -------------  ------------  ------------  ------------  ------------  ------------
                                                  BKB SHARES                              RETAIL A SHARES
---------------------------------------------   -------------  ------------  ------------------------------------------------------
Net asset value, beginning of period                $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                          0.02             0.06          0.04          0.05          0.05          0.05
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
LESS DIVIDENDS:
   Dividends from net investment Income             (0.02)           (0.06)        (0.04)        (0.05)        (0.05)        (0.05)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value              -                -             -             -             -             -
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net asset value, end of period                      $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total return                                         2.26%(4)         5.77%         4.54%         5.04%         4.93%         4.78%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $120,778       $2,785,840    $2,434,662    $2,139,213    $1,877,889    $1,159,312
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
RATIOS TO AVERAGE NET ASSETS:
Net investment income including
reimbursement/waiver                                 5.67%(3)         5.65%         4.45%         4.94%         4.85%         4.67%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses including
   reimbursement/waiver                              0.61%(3)         0.63%         0.65%         0.67%         0.69%         0.77%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses excluding
   reimbursement/waiver                              0.65%(3)         0.69%         0.69%         0.71%         0.73%         0.80%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.02. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.06,
    $0.04, $0.05, $0.05, and $0.05, respectively.

(3) Annualized.

(4) Not annualized.


GALAXY BKB SHARES                                                             69

GALAXY U.S. TREASURY MONEY MARKET FUND
(For a share outstanding throughout each period)

                                                 PERIOD ENDED
                                                  OCTOBER 31,                        YEARS ENDED OCTOBER 31,
                                                -------------  --------------------------------------------------------------------
                                                    2000(1)        2000          1999          1998          1997          1996
                                                -------------  ------------  ------------  ------------  ------------  ------------
                                                  BKB SHARES                              RETAIL A SHARES
---------------------------------------------   -------------  ------------  ------------------------------------------------------
Net asset value, beginning of period                $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                          0.02           0.05          0.04          0.05          0.05          0.05
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
LESS DIVIDENDS:
   Dividends from net investment income             (0.02)         (0.05)        (0.04)        (0.05)        (0.05)        (0.05)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value              -              -             -             -             -             -
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net asset value, end of period                      $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total return                                         2.07%(4)       5.26%         4.14%         4.73%         4.67%         4.63%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $244,750       $544,741      $584,364      $559,053      $585,969      $443,230
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                              5.19%(3)       5.17%         4.06%         4.63%         4.58%         4.53%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses including
   reimbursement/waiver                              0.63%(3)       0.65%         0.67%         0.68%         0.69%         0.69%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses excluding
   reimbursement/waiver                              0.63%(3)       0.65%         0.67%         0.68%         0.70%         0.69%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) Net investment income per share before waiver/reimbursement of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.02. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.05,
    $0.04, $0.05, $0.05 and $0.05, respectively.

(3) Annualized.

(4) Not annualized.


70                                                             GALAXY BKB SHARES

GALAXY TAX-EXEMPT MONEY MARKET FUND
(For a share outstanding throughout each period)

                                                 PERIOD ENDED
                                                  OCTOBER 31,                        YEARS ENDED OCTOBER 31,
                                                -------------  --------------------------------------------------------------------
                                                    2000(1)        2000          1999          1998          1997          1996
                                                -------------  ------------  ------------  ------------  ------------  ------------
                                                  BKB SHARES                              RETAIL A SHARES
---------------------------------------------   -------------  ------------  ------------------------------------------------------
Net asset value, beginning of period                 $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                           0.01          0.03          0.02          0.03          0.03          0.03
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
LESS DIVIDENDS:
   Dividends from net investment income              (0.01)        (0.03)        (0.02)        (0.03)        (0.03)        (0.03)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value              -              -             -             -             -             -
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net asset value, end of period                      $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total return                                         1.36%(4)       3.33%         2.53%         2.89%         2.95%         2.82%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $83,916       $215,914      $160,057      $164,340      $151,907      $117,548
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                              3.46%(3)       3.39%         2.51%         2.85%         2.92%         2.78%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses including
   reimbursement/waiver                              0.55%(3)       0.62%         0.66%         0.67%         0.68%         0.68%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses excluding
   reimbursement/waiver                              0.57%(3)       0.64%         0.66%         0.67%         0.69%         0.69%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.01. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.03,
    $0.02, $0.03, $0.03 and $0.03, respectively.

(3) Annualized.

(4) Not annualized.


GALAXY BKB SHARES                                                             71

GALAXY SHORT-TERM BOND FUND
(For a share outstanding throughout each period)

                                                 PERIOD ENDED
                                                  OCTOBER 31,                        YEARS ENDED OCTOBER 31,
                                                -------------  --------------------------------------------------------------------
                                                    2000(1)        2000          1999          1998          1997          1996
                                                -------------  ------------  ------------  ------------  ------------  ------------
                                                  BKB SHARES                              RETAIL A SHARES
---------------------------------------------   -------------  --------------------------------------------------------------------
Net asset value, beginning of period                $9.78          $9.86        $10.10        $10.01         $9.99        $10.06
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                          0.20(3)        0.52(3)       0.49          0.51          0.53          0.52
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Net realized and unrealized gain
   (loss) on investments                             0.08           0.03         (0.25)         0.11          0.02         (0.07)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total from investment operations                     0.28           0.55          0.24          0.62          0.55          0.45
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
LESS DIVIDENDS:
   Dividends from net investment income             (0.20)         (0.55)        (0.48)        (0.53)        (0.53)        (0.52)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total dividends                                     (0.20)         (0.55)        (0.48)        (0.53)        (0.53)        (0.52)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value           0.08              -         (0.24)         0.09          0.02         (0.07)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net asset value, end of period                      $9.86          $9.86         $9.86        $10.10        $10.01         $9.99
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total return(4)                                      2.94%(6)       5.76%         2.43%         6.42%         5.64%         4.63%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $19,198        $20,394       $24,653       $29,067       $27,961       $33,388
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                              5.54%(5)       5.31%         4.86%         5.07%         5.29%         5.22%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses including
   reimbursement/waiver                              0.83%(5)       1.06%         1.10%         1.11%         1.00%         1.11%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses excluding
   reimbursement/waiver                              1.23%(5)       1.29%         1.30%         1.31%         1.21%         1.35%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Portfolio turnover rate                               110%(6)        110%          151%          133%          173%          214%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.19. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.50,
    $0.47, $0.49, $0.51 and $0.50, respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge.

(5) Annualized.

(6) Not annualized.


72                                                             GALAXY BKB SHARES

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
(For a share outstanding throughout each period)

                                                 PERIOD ENDED
                                                  OCTOBER 31,                        YEARS ENDED OCTOBER 31,
                                                -------------  --------------------------------------------------------------------
                                                    2000(1)        2000          1999          1998          1997          1996
                                                -------------  ------------  ------------  ------------  ------------  ------------
                                                  BKB SHARES                              RETAIL A SHARES
---------------------------------------------   -------------  --------------------------------------------------------------------
Net asset value, beginning of period                $9.84          $9.86        $10.50        $10.18        $10.06        $10.28
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                          0.21(3)        0.55(3)       0.54          0.57          0.59          0.57
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Net realized and unrealized gain
   (loss) on investments                             0.11           0.11         (0.65)         0.34          0.12         (0.22)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total from investment operations                     0.32           0.66         (0.11)         0.91          0.71          0.35
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
LESS DIVIDENDS:
   Dividends from net investment income             (0.21)         (0.57)        (0.53)        (0.59)        (0.59)        (0.57)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total dividends                                     (0.21)         (0.57)        (0.53)        (0.59)        (0.59)        (0.57)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value           0.11           0.09         (0.64)         0.32          0.12         (0.22)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net asset value, end of period                      $9.95          $9.95         $9.86        $10.50        $10.18        $10.06
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total return(4)                                      3.30%(6)       7.01%        (1.11)%        9.22%         7.33%         3.58%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $12,453        $47,548       $56,454       $66,865       $65,626       $79,741
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                              5.83%(5)       5.63%         5.28%         5.49%         5.90%        5.69%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses including
   reimbursement/waiver                              0.81%(5)       0.97%         0.97%         1.01%         1.02%        1.04%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses excluding
   reimbursement/waiver                              1.05%(5)       1.18%         1.17%         1.21%         1.22%        1.24%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Portfolio turnover rate                                99%            99%          184%          205%          128%         235%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.22. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.58,
    $0.52, $0.55, $0.57 and $0.55, respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge.

(5) Annualized.

(6) Not annualized.


GALAXY BKB SHARES                                                             73

GALAXY HIGH QUALITY BOND FUND
(For a share outstanding throughout each period)

                                                 PERIOD ENDED
                                                  OCTOBER 31,                        YEARS ENDED OCTOBER 31,
                                                -------------  --------------------------------------------------------------------
                                                    2000(1)        2000          1999          1998          1997          1996
                                                -------------  ------------  ------------  ------------  ------------  ------------
                                                  BKB SHARES                              RETAIL A SHARES
---------------------------------------------   -------------  --------------------------------------------------------------------
Net asset value, beginning of period               $10.23         $10.25        $11.20        $10.70        $10.47        $10.63
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                          0.23           0.59          0.57          0.58          0.60          0.59
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Net realized and unrealized gain (loss)
   on investments                                    0.12           0.11         (0.86)         0.50          0.23         (0.16)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total from investment operations                     0.35           0.70         (0.29)         1.08          0.83          0.43
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
LESS DIVIDENDS:
   Dividends from net investment income             (0.23)         (0.60)        (0.57)        (0.58)        (0.60)        (0.59)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Dividends from net realized capital gains            -              -         (0.09)            -             -             -
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total dividends                                     (0.23)         (0.60)        (0.66)        (0.58)        (0.60)        (0.59)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value           0.12           0.10         (0.95)         0.50          0.23         (0.16)
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Net asset value, end of period                     $10.35         $10.35        $10.25        $11.20        $10.70        $10.47
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Total return(3)                                      3.43%(5)       7.04%        (2.66)%       10.35%         8.22%         4.24%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $7,625        $33,429       $42,906       $45,879       $27,950       $30,984
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                              5.97%(4)       5.76%         5.32%         5.30%         5.73%         5.66%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses including
   Reimbursement/waiver                              0.80%(4)       1.01%         0.99%         1.00%         1.01%         1.07%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
   Operating expenses excluding
   Reimbursement/waiver                              1.09%(4)       1.23%         1.20%         1.20%         1.21%         1.28%
---------------------------------------------   -------------  ------------  ------------  ------------  ------------  ------------
Portfolio turnover rate                               104%(5)        104%          226%          253%          182%          163%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.35. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.56,
    $0.55, $0.56, $0.58 and $0.57, respectively.

(3) Calculation does not include the effect of any sales charge.

(4) Annualized.

(5) Not annualized.


74                                                             GALAXY BKB SHARES

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
(For a share outstanding throughout each period)

                                              JUNE 26, 2000  JUNE 1, 2000
                                                 THROUGH       THROUGH
                                               OCTOBER 31,    OCTOBER 31,                    YEARS ENDED MAY 31,
                                            ---------------  ------------  ---------------------------------------------------------
                                                 2000(1)        2000(2)       2000        1999        1998        1997       1996
                                            ---------------  ------------  ----------  ---------   ----------  ---------- ----------
                                            RETAIL A SHARES   BKB SHARES                           BKB SHARES
                                            ---------------  ------------  ---------------------------------------------------------
Net asset value, beginning of period             $9.82          $9.60        $10.33      $10.52      $10.18       $9.99      $10.14
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(3)                       0.15(4)        0.18(4)       0.44        0.45        0.48        0.50        0.51
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Net realized and unrealized gain (loss)
   on investments                                 0.19           0.41         (0.62)      (0.01)       0.44        0.19       (0.09)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Total from investment operations                  0.34           0.59         (0.18)       0.44        0.92        0.69        0.42

LESS DIVIDENDS:
   Dividends from net investment income          (0.15)         (0.18)        (0.44)      (0.45)      (0.48)      (0.50)      (0.51)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Dividends from capital gains                      -              -         (0.11)      (0.18)      (0.10)       -          (0.06)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Total dividends                                  (0.15)         (0.18)        (0.55)      (0.63)      (0.58)      (0.50)      (0.57)

Net increase (decrease) in net asset value        0.19           0.41         (0.73)      (0.19)       0.34        0.19       (0.15)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Net asset value, end of period                  $10.01         $10.01         $9.60      $10.33      $10.52      $10.18       $9.99
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Total return(5)                                   3.24%(7)       6.17%(7)     (1.70)%      4.24%       9.24%       7.74%       4.31%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $1        $16,721      $296,711    $356,995    $303,578    $250,526    $196,787
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                           4.21%(6)       4.36%(6)      4.50%       4.31%       4.62%       4.92%       4.90%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Operating expenses including
   reimbursement/waiver                           0.94%(6)       0.79%(6)      0.80%       0.80%       0.80%       0.80%       0.79%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Operating expenses excluding
   reimbursement/waiver                           1.69%(6)       0.96%(6)      1.11%       1.11%       1.12%       1.17%       1.21%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Portfolio turnover rate                             38%(7)         38%(7)        48%         69%         34%         33%         37%

(1) The Fund began offering Retail A Shares on June 26, 2000.

(2) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds.On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.

(3) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.17(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.13(4).

(4) The related per share data was calculated using the weighted average shares outstanding method for the period.

(5) Calculation does not include the effect of any sales charge for Retail A Shares.

(6) Annualized.

(7) Not annualized.


GALAXY BKB SHARES                                                             75

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                              JUNE 26, 2000  JUNE 1, 2000
                                                 THROUGH       THROUGH
                                               OCTOBER 31,    OCTOBER 31,                    YEARS ENDED MAY 31,
                                            ---------------  ------------  ---------------------------------------------------------
                                                 2000(1)        2000(2)       2000        1999        1998        1997       1996
                                            ---------------  ------------  ----------  ---------   ----------  ---------- ----------
                                            RETAIL A SHARES   BKB SHARES                           BKB SHARES
                                            ---------------  ------------  ---------------------------------------------------------
Net asset value, beginning of period             $10.22         $10.00        $10.67      $10.81      $10.38      $10.17     $10.27
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(3)                        0.15(4)        0.19(4)       0.46        0.48        0.50        0.51       0.53
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Net realized and unrealized gain (loss)
   on investments                                  0.19           0.41         (0.62)      (0.08)       0.45        0.21      (0.10)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Total from investment operations                   0.34           0.60         (0.16)       0.40        0.95        0.72       0.43

LESS DIVIDENDS:
   Dividends from net investment income           (0.15)         (0.19)        (0.46)      (0.48)      (0.50)      (0.51)     (0.53)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Dividends from net realized capital
   gains                                              -              -         (0.05)      (0.06)      (0.02)          -          -
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Total dividends                                   (0.15)         (0.19)        (0.51)      (0.54)      (0.52)      (0.51)     (0.53)

Net increase (decrease) in net asset value         0.19           0.41         (0.67)      (0.14)       0.43        0.21      (0.10)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Net asset value, end of period                   $10.41         $10.41        $10.00      $10.67      $10.81      $10.38     $10.17
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Total return(5)                                    3.23%(7)       6.01%(7)     (1.45)%      3.72%       9.29%       7.26%      4.20%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $66        $30,187      $148,902    $187,725    $142,107    $103,104    $81,441
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                            4.20%(6)       4.35%(6)      4.52%       4.37%       4.66%       4.94%      5.02%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Operating expenses including
   reimbursement/waiver                            0.95%(6)       0.80%(6)      0.80%       0.80%       0.80%       0.76%      0.75%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Operating expenses excluding
   reimbursement/waiver                            1.37%(6)       0.99%(6)      1.12%       1.12%       1.14%       1.17%      1.29%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Portfolio turnover rate                              30%(7)         30%(7)        30%         19%         17%          4%        20%

(1) The Fund began offering Retail A Shares on June 26, 2000.

(2) The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.

(3) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.18(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.14(4).

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(5) Calculation does not include the effect of any sales charge for Retail A Shares.

(6) Annualized.

(7) Not annualized.

76                                                             GALAXY BKB SHARES

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                              JUNE 26, 2000  JUNE 1, 2000
                                                 THROUGH       THROUGH
                                               OCTOBER 31,    OCTOBER 31,                    YEARS ENDED MAY 31,
                                            ---------------  ------------  ---------------------------------------------------------
                                                 2000(1)        2000(2)       2000        1999        1998        1997       1996
                                            ---------------  ------------  ----------  ---------   ----------  ---------- ----------
                                            RETAIL A SHARES   BKB SHARES                           BKB SHARES
                                            ---------------  ------------  ---------------------------------------------------------
Net asset value, beginning of period             $10.00         $9.78        $10.39      $10.42      $10.01       $9.78      $9.90
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(3)                        0.15(4)       0.18(4)       0.45        0.45        0.47        0.47       0.48
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Net realized and unrealized gain (loss)
   on investments                                  0.18          0.40         (0.61)      (0.03)       0.41        0.23      (0.12)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Total from investment operations                   0.33          0.58         (0.16)       0.42        0.88        0.70       0.36

LESS DIVIDENDS:
   Dividends from net investment income           (0.15)        (0.18)        (0.45)      (0.45)      (0.47)      (0.47)     (0.48)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Total dividends                                   (0.15)        (0.18)        (0.45)      (0.45)      (0.47)      (0.47)     (0.48)

Net increase (decrease) in net asset value         0.18          0.40         (0.61)      (0.03)       0.41        0.23      (0.12)
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Net asset value, end of period                   $10.18        $10.18         $9.78      $10.39      $10.42      $10.01      $9.78
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Total return(5)                                    3.36%(7)      5.98%(7)     (1.51)%      4.10%       8.91%       7.30%      3.64%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $1,345       $54,702      $231,140    $267,871    $206,137    $147,459   $106,619
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                            4.20%(6)      4.33%(6)      4.52%       4.32%       4.54%       4.74%      4.73%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Operating expenses including
   reimbursement/waiver                            0.93%(6)      0.80%(6)      0.80%       0.80%       0.80%       0.79%      0.80%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
   Operating expenses excluding
   reimbursement/waiver                            1.09%(6)      1.00%(6)      1.12%       1.12%       1.14%       1.18%      1.28%
------------------------------------------- ---------------  ------------  ----------  ----------  ---------- ----------- ----------
Portfolio turnover rate                              20%(7)        20%(7)        11%          9%          6%          9%        47%

(1) The Fund began offering Retail A Shares on June 26, 2000.

(2) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.

(3) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.17(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.15(4).

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(5) Calculation does not include the effect of any sales charge for Retail A Shares.

(6) Annualized.

(7) Not annualized.

GALAXY BKB SHARES                                                             77

GALAXY RHODE ISLAND MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                      PERIOD ENDED
                                                       OCTOBER 31,                    YEARS ENDED OCTOBER 31,
                                                     --------------  ----------------------------------------------------------
                                                         2000(1)        2000        1999        1998        1997        1996
                                                     --------------  ----------  ----------  ----------  ----------  ----------
                                                       BKB SHARES                          RETAIL A SHARES
--------------------------------------------------   --------------  ----------------------------------------------------------
Net asset value, beginning of period                     $10.53        $10.36      $11.18      $10.91      $10.65      $10.67
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                0.18(3)       0.48(3)     0.48        0.50        0.48        0.51
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Net realized and unrealized gain (loss)
   on investments                                          0.22          0.39       (0.77)       0.29        0.32        0.03
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total from investment operations                           0.40          0.87       (0.29)       0.79        0.80        0.54

LESS DIVIDENDS:
   Dividends from net investment Income                   (0.18)(3)     (0.48)      (0.48)      (0.50)      (0.50)      (0.51)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Dividends from net realized capital gains                  -             -       (0.05)      (0.02)      (0.04)      (0.05)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total dividends                                           (0.18)        (0.48)      (0.53)      (0.52)      (0.54)      (0.56)

Net increase (decrease) in net asset value                 0.22          0.39       (0.82)       0.27        0.26       (0.02)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                           $10.75        $10.75      $10.36      $11.18      $10.91      $10.65
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total return(4)                                            3.81%(6)      8.65%      (2.73)%      7.35%       7.78%       5.22%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $10,399       $26,023     $19,833     $20,210     $17,134     $14,900
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                    4.58%(5)      4.58%       4.41%       4.52%       4.50%       4.78%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Operating expenses including
   reimbursement/waiver                                    0.73%(5)      0.73%       0.80%       0.81%       0.83%       0.77%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Operating expenses excluding
   reimbursement/waiver                                    1.06%(5)      1.06%       1.20%       1.23%       1.34%       1.34%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Portfolio turnover rate                                      43%(6)        43%         34%         41%         19%         13%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.17. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.45,
    $0.44 $0.45, $0.43 and $0.45, respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge.

(5) Annualized.

(6) Not annualized.


78                                                             GALAXY BKB SHARES

GALAXY ASSET ALLOCATION FUND
(For a share outstanding throughout each period)

                                                      PERIOD ENDED
                                                       OCTOBER 31,                    YEARS ENDED OCTOBER 31,
                                                     --------------  ----------------------------------------------------------
                                                         2000(1)        2000        1999        1998        1997        1996
                                                     --------------  ----------  ----------  ----------  ----------  ----------
                                                       BKB SHARES                          RETAIL A SHARES
                                                     --------------  ----------------------------------------------------------
Net asset value, beginning of period                     $18.70        $17.74       $16.95      $16.46      $14.52      $12.82
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                0.17(3)       0.37(3)      0.37        0.38        0.40        0.30
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Net realized and unrealized gain
   (loss) on investments                                   0.01          1.36         1.21        1.72        2.43        1.83
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total from investment operations                           0.18          1.73         1.58        2.10        2.83        2.13
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS:
   Dividends from net investment income                   (0.11)        (0.37)       (0.36)      (0.40)      (0.38)      (0.30)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Dividends from net realized capital gains                  -         (0.31)       (0.43)      (1.21)      (0.51)      (0.13)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Total dividends                                        (0.11)        (0.68)       (0.79)      (1.61)      (0.89)      (0.43)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value                 0.07          1.05         0.79        0.49        1.94        1.70
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                           $18.77        $18.79       $17.74      $16.95      $16.46      $14.52
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total return(4)                                            0.96%(6)      9.98%        9.53%      13.85%      20.23%      16.92%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $23,642      $371,590     $389,077    $323,498    $177,239    $116,852
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                    2.33%(5)      2.01%        2.11%       2.43%       2.66%       2.29%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Operating expenses including
   reimbursement/waiver                                    0.97%(5)      1.29%        1.32%       1.33%       1.37%       1.42%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Operating expenses excluding
   reimbursement/waiver                                    1.10%(5)      1.29%        1.32%       1.33%       1.37%       1.42%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Portfolio turnover rate                                      59%           59%         135%        108%         58%         48%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.16(3). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.37(3), $0.37, $0.38, $0.40 and $0.30, respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge.

(5) Annualized.

(6) Not annualized.


GALAXY BKB SHARES                                                             79

GALAXY GROWTH AND INCOME FUND
(For a share outstanding throughout each period)

                                                      PERIOD ENDED
                                                       OCTOBER 31,                    YEARS ENDED OCTOBER 31,
                                                     --------------  ----------------------------------------------------------
                                                         2000(1)        2000        1999        1998        1997         1996(2)
                                                     --------------  ----------  ----------  ----------  ----------  ----------
                                                       BKB SHARES                          RETAIL A SHARES
                                                     --------------  ----------------------------------------------------------
Net asset value, beginning of period                     $16.05        $15.98     $14.87        $16.24      $13.78     $12.35
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(3)                                0.03          0.02       0.08(5)       0.12        0.18       0.21
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Net realized and unrealized gain on investments         0.36          1.33        2.02         1.32        3.67       2.16
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total from investment operations                           0.39          1.35        2.10         1.44        3.85       2.37
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS:
   Dividends from net investment income                   (0.01)        (0.05)      (0.08)       (0.13)      (0.20)     (0.21)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Dividends in excess of net investment income               -(4)          -(4)        -            -           -          -
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Dividends from net realized gains                          -         (0.91)      (0.91)       (2.68)      (1.19)     (0.73)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Total dividends                                        (0.01)        (0.96)      (0.99)       (2.81)      (1.39)     (0.94)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value                 0.38          0.39        1.11        (1.37)       2.46       1.43
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                           $16.43        $16.37      $15.98       $14.87      $16.24     $13.78
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total return(6)                                            2.43%(8)      9.06%      14.56%        9.93%      30.10%     20.25%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                   $137,484      $217,423    $232,110     $214,110    $141,884    $77,776
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                    0.50%(7)      0.16%       0.53%        0.75%       1.18%      1.65%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Operating expenses including
   reimbursement/waiver                                    0.92%(7)      1.28%       1.28%        1.28%       1.27%      1.34%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Operating expenses excluding
   reimbursement/waiver                                    1.10%(7)      1.37%       1.38%        1.35%       1.45%      1.45%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Portfolio turnover rate                                      42%           42%         20%          38%         93%        59%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A Shares and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(3) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.02. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.01,
    $0.07, $0.10, $0.18 and $0.19, respectively.

(4) Dividends in excess of net investment income per share were less than $0.005.

(5) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(6) Calculation does not include the effect of any sales charge.

(7) Annualized.

(8) Not annualized.


80                                                             GALAXY BKB SHARES

GALAXY GROWTH FUND II
(For a share outstanding throughout each period)

                                           JUNE 26, 2000  JUNE 1, 2000                                                    PERIOD
                                              THROUGH       THROUGH                                                        ENDED
                                            OCTOBER 31,    OCTOBER 31,                    YEARS ENDED MAY 31,             MAY 31,
                                         ---------------  ------------  ------------------------------------------------------------
                                              2000(1)        2000(2)       2000        1999        1998        1997       1996(3)
                                         ---------------  ------------  ----------  ---------   ----------  ---------- -------------
                                         RETAIL A SHARES   BKB SHARES                           BKB SHARES              BKB SHARES
                                         ---------------  ------------  ---------------------------------------------- -------------
Net asset value, beginning of period        $13.47          $12.72         $12.06      $12.93      $12.20      $11.27     $10.00
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(4)                  (0.04)(5)       (0.02)(5)      (0.06)      (0.08)      (0.05)       0.02       0.02
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
   Net realized and unrealized gain
   (loss) on investments                      1.25            2.00           8.72       (0.41)       1.59        0.96       1.25
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
Total from investment operations              1.21            1.98           8.66       (0.49)       1.54        0.98       1.27
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
LESS DIVIDENDS:
   Dividends from net investment
   Income                                        -               -              -           -           -       (0.05)         -
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
   Dividends from net realized
   capital gains                                 -               -          (8.00)      (0.38)      (0.81)          -          -
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
Total dividends                                  -               -          (8.00)      (0.38)      (0.81)      (0.05)         -
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
Net increase (decrease) in net asset
   value                                      1.21            1.98           0.66       (0.87)       0.73        0.93       1.27
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
Net asset value, end of period              $14.68          $14.70         $12.72      $12.06      $12.93      $12.20     $11.27
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
Total return(6)                               8.91%(8)       15.57%(8)      65.97%      (3.54)%     12.64%       8.77%     12.70%(8)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)        $1,638         $58,844       $185,556    $185,476    $257,550    $261,487    $46,026
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                      (0.65)%(7)      (0.36)%(7)     (0.33)%     (0.39)%     (0.35)%      0.17%      1.75%(7)
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
   Operating expenses including
   reimbursement/waiver                       1.23%(7)        0.94%(7)       0.88%       0.93%       0.91%       0.77%      0.20%(7)
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
   Operating expenses excluding
   reimbursement/waiver                       1.35%(7)        1.24%(7)       1.13%       1.18%       1.16%       1.15%      1.73%(7)
---------------------------------------  ---------------  ------------  ----------  ---------   ----------  ---------- -------------
Portfolio turnover rate                         28%(8)          28%(8)         79%         61%         49%         57%         0%(8)

(1) The Fund began offering Retail A Shares on June 26, 2000.

(2) The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.

(3) The Fund commenced operations on March 28, 1996.

(4) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $(0.04)(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $(0.02)(4).

(5) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(6) Calculation does not include the effect of any sales charge for Retail A Shares.

(7) Annualized.

(8) Not annualized.

GALAXY BKB SHARES                                                             81

GALAXY INTERNATIONAL EQUITY FUND
(For a share outstanding throughout each period)

                                                      PERIOD ENDED
                                                       OCTOBER 31,                    YEARS ENDED OCTOBER 31,
                                                     --------------  ----------------------------------------------------------
                                                         2000(1)        2000        1999        1998        1997        1996
                                                     --------------  ----------  ----------  ----------  ----------  ----------
                                                       BKB SHARES                          RETAIL A SHARES
                                                     --------------  ----------------------------------------------------------
Net asset value, beginning of period                    $22.56        $20.86       $16.75      $15.18      $13.94     $12.92
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                               0.17(3)       0.41(3)      0.01(3)     0.07        0.01       0.11
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Net realized and unrealized gain
   (loss) on investments                                 (3.01)        (0.59)        4.72        1.93        2.09       1.27
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total from investment operations                         (2.84)        (0.18)        4.73        2.00        2.10       1.38
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS:
   Dividends from net investment Income                      -         (0.05)       (0.05)      (0.07)      (0.18)     (0.12)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Dividends from net realized capital gains                 -         (1.19)       (0.57)      (0.36)      (0.68)     (0.24)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total dividends                                              -         (1.24)       (0.62)      (0.43)      (0.86)     (0.36)
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value               (2.84)        (1.42)        4.11        1.57        1.24       1.02
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                          $19.72        $19.44       $20.86      $16.75      $15.18     $13.94
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Total return(4)                                         (12.59)%(6)    (1.49)%      29.04%      13.64%      15.88%     10.86%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                   $25,807        $120,351    $89,327     $66,541     $56,592    $35,144
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                   2.08%(5)        1.83%      0.03%       0.39%       0.03%      0.78%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Operating expenses including
   reimbursement/waiver                                   1.07%(5)        1.32%      1.48%       1.48%       1.60%      1.70%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
   Operating expenses excluding
   reimbursement/waiver                                   1.32%(5)        1.57%      1.73%       1.73%       1.85%      1.98%
--------------------------------------------------   --------------  ----------  ----------  ----------  ----------  ----------
Portfolio turnover rate                                     50%             50%        45%         49%         45%       146%

(1) The Fund began issuing BKB Shares on June 19, 2000.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.15(3). Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.35(3), $(0.04), $0.03, $(0.01) and $0.07, respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(4) Calculation does not include the effect of any sales charge.

(5) Annualized.

(6) Not annualized.


82                                                             GALAXY BKB SHARES

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling GALAXY AT 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial adviser, you may contact your financial adviser for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC'S Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to SEC'S e-mail address at publicinfo@sec.gov.




Galaxy's Investment Company Act File No. is
811-4636.

PROGALBKB 3/1/01

[GRAPHIC]

GALAXY TAXABLE BOND FUNDS

THE GALAXY FUND

PROSPECTUS
February 28, 2001

GALAXY SHORT-TERM BOND FUND

GALAXY INTERMEDIATE GOVERNMENT
INCOME FUND

GALAXY HIGH QUALITY BOND FUND

RETAIL A SHARES AND RETAIL B SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.



                                                             [GALAXY FUNDS LOGO]

CONTENTS

 1    RISK/RETURN SUMMARY

 1    Introduction

 2    Galaxy Short-Term Bond Fund

 7    Galaxy Intermediate
      Government Income Fund

12    Galaxy High Quality Bond Fund

17    Additional information about risk

18    Investor guidelines

19    FUND MANAGEMENT

20    HOW TO INVEST IN THE FUNDS

20    How sales charges work

22    Buying, selling and exchanging shares

22      HOW TO BUY SHARES

24      HOW TO SELL SHARES

25      HOW TO EXCHANGE SHARES

25      OTHER TRANSACTION POLICIES

26    DIVIDENDS, DISTRIBUTIONS AND TAXES

27    GALAXY INVESTOR PROGRAMS

27    Retirement plans

27    Other programs

28    HOW TO REACH GALAXY

30    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Taxable Bond Funds. Each Fund invests primarily in debt obligations, such as bonds, notes and commercial paper.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you. On page 18, you'll find a table that provides a general guide to help you decide which of the Galaxy Taxable Bond Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY TAXABLE BOND FUNDS                                                      1

GALAXY SHORT-TERM BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations of U.S. and foreign corporations, including bonds and notes, and in debt obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities or by foreign governments or their political subdivisions and instrumentalities. It also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and the obligations of U.S. and foreign banks. The Fund normally invests at least 65% of its total assets in bonds and debentures.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest payments on bonds of various maturities and determines the appropriate allocation of the Fund's assets among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be less than three years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

[SIDENOTE]

PRESERVATION OF CAPITAL

Preservation of capital means protecting the amount of money you invest in a fund. If a fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.

[SIDENOTE]

DEBT OBLIGATIONS

When a Fund buys a debt obligation such as a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond MATURES when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.


2                                                      GALAXY TAXABLE BOND FUNDS

GALAXY SHORT-TERM BOND FUND

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

[SIDENOTE]

AVERAGE WEIGHTED MATURITY

Average weighted maturity gives you the average time until all debt obligations in a fund come due or MATURE. It is calculated by averaging the time to maturity of all debt obligations held by a fund with each maturity "weighted" according to the percentage of assets it represents.

[SIDENOTE]

DURATION

Duration is an approximate measure of the price sensitivity of a fund to changes in interest rates. Unlike maturity, which measures only the time until final payment, duration gives you the average time it takes to receive all expected cash flows (including interest payments, prepayments and final payments) on the debt obligations held by a fund.


GALAXY TAXABLE BOND FUNDS                                                      3

GALAXY SHORT-TERM BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1992         5.81%
1993         6.41%
1994        -0.37%
1995        10.96%
1996         3.38%
1997         5.68%
1998         6.07%
1999         2.33%
2000         7.48%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                               SINCE
                                              1 YEAR         5 YEARS       INCEPTION
-----------------------------------------------------------------------------------------------------
Retail A Shares(1)                             2.35%           3.95%           4.69% (12/30/91)
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                             1.72%              --           4.26% (3/4/96)
-----------------------------------------------------------------------------------------------------
Retail B Shares(3)                             1.72%              --           3.91% (3/4/96)
-----------------------------------------------------------------------------------------------------
Lehman Brothers One to Three Year
Government Bond Index                          8.17%           5.95%           5.83% (since 12/31/91)
                                                                               6.17% (since 2/29/96)
-----------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 21.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 21.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
4.14% for the
quarter ending
September 30,
1992

WORST QUARTER
-0.72% for the
quarter ending
March 31, 1994

[SIDENOTE]

The Lehman Brothers One to Three Year Government Bond Index is an unmanaged index which tracks the performance of short-term U.S. Government bonds.


4                                                      GALAXY TAXABLE BOND FUNDS

GALAXY SHORT-TERM BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               MAXIMUM SALES CHARGE (LOAD)      MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                       ON PURCHASES SHOWN     SHOWN AS A % OF THE OFFERING PRICE OR
                             AS A % OF THE OFFERING PRICE             SALE PRICE, WHICHEVER IS LESS
-----------------------------------------------------------------------------------------------------
Retail A Shares                           4.75%(1)                    -                       None(2)
-----------------------------------------------------------------------------------------------------
Retail B Shares                           None                        -                      5.00%(3)

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                       DISTRIBUTION                      TOTAL FUND
                                       MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                             FEES      (12b-1) FEES       EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------
Retail A Shares                             0.75%(4)           None          0.54%           1.29%(4)
Retail B Shares                             0.75%(4)          0.80%(5)       0.46%           2.01%(4)
-----------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.50%. Total Fund operating expenses after this waiver are expected to be 1.04% for Retail A Shares and 1.76% for Retail B Shares. This fee waiver may be revised or discontinued at any time.

(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution service, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

GALAXY TAXABLE BOND FUNDS                                                      5

GALAXY SHORT-TERM BOND FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown

-  you reinvest all dividends and distributions in the Fund

-  you sell all your shares at the end of the periods shown

-  your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------
Retail A Shares                                           $600         $865     $1,149        $1,958
-----------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $704         $930     $1,283        $1,982
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $704       $1,030     $1,383        $2,152
-----------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

-----------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $204         $630     $1,083        $1,982
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $204         $630     $1,083        $2,152

(1)  Retail B Shares purchased prior to January 1, 2001.

(2)  Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]

PORTFOLIO MANAGER

The Adviser's taxable bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since October 1999.

6                                                      GALAXY TAXABLE BOND FUNDS

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks the highest level of current income consistent with prudent risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. It also invests in debt obligations of U.S. corporations, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. banks and U.S. branches of foreign banks.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

Nearly all Fund investments will be of investment grade quality and will have one of the top three ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below the minimum required rating. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be between three and ten years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.


[SIDENOTE]

U.S. GOVERNMENT OBLIGATIONS

U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.


GALAXY TAXABLE BOND FUNDS                                                      7

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


8                                                      GALAXY TAXABLE BOND FUNDS

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1992. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, the returns for Retail A Shares and Trust Shares of the Fund were the same because each class of shares had the same expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1991        15.77%
1992         7.11%
1993         6.01%
1994        -3.77%
1995        15.67%
1996         1.75%
1997         7.83%
1998         8.32%
1999        -1.95%
2000        11.43%

[SIDENOTE]

BEST QUARTER
6.13% for the
quarter ending
September 30, 1992

WORST QUARTER
-2.90% for the
quarter ending
March 31, 1994


GALAXY TAXABLE BOND FUNDS                                                      9

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                               SINCE
                              1 YEAR         5 YEARS        10 YEARS       INCEPTION
-----------------------------------------------------------------------------------------------------
Retail A Shares(1)             6.17%           4.34%           6.11%           6.59% (9/1/88)
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)             5.60%             --              --           2.26% (11/1/98)
-----------------------------------------------------------------------------------------------------
Retail B Shares(3)             5.60%             --              --           1.83% (11/1/98)
-----------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Bond Index  10.12%           6.11%           7.36%           7.92% (since 8/31/88)
                                                                               4.92% (since 10/31/98)
-----------------------------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index          11.63%           6.46%           7.96%           8.60% (since 8/31/88)
                                                                               5.23% (since 10/31/98)
-----------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 21.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 21.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     MAXIMUM DEFERRED
                                         MAXIMUM  SALES CHARGE (LOAD)    SALES CHARGE (LOAD) SHOWN AS
                                                  ON PURCHASES SHOWN     A % OF THE OFFERING PRICE OR
                                        AS A % OF THE OFFERING PRICE    SALE PRICE, WHICHEVER IS LESS
-----------------------------------------------------------------------------------------------------
Retail A Shares                                               4.75%(1)                        None(2)
-----------------------------------------------------------------------------------------------------
Retail B Shares                                                 None                         5.00%(3)
-----------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                       DISTRIBUTION                        TOTAL FUND
                                       MANAGEMENT       AND SERVICE          OTHER          OPERATING
                                             FEES      (12b-1) FEES       EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------
Retail A Shares                             0.75%(4)          None            0.43%          1.18%(4)
-----------------------------------------------------------------------------------------------------
Retail B Shares                             0.75%(4)          0.80%(4)        0.54%          2.09%(4)
-----------------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."


(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. The Fund may pay Distribution and service (12b-1) fees of up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution service, up to 0.25% for shareholder liasion services and up to 0.25% for administrative support services), but will limit payment of Distribution and service (12b-1) fees to an aggregate fee of not more than 0.80% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.65%. Total Fund operating expenses after these waivers are expected to be 0.98% for Retail A Shares and 1.74% for Retail B Shares. These fee waivers may be revised or discontinued at any time.


[SIDENOTE]

The Lehman Brothers Intermediate Government/ Credit Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.

[SIDENOTE]

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government/ Credit Bond Index, its Mortgage Backed Securities Index and its Asset Backed Securities Index.

10                                                     GALAXY TAXABLE BOND FUNDS

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown

-  you reinvest all dividends and distributions in the Fund

-  you sell all your shares at the end of the periods shown

-  your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------
Retail A Shares                                           $590         $832     $1,093        $1,839
-----------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $712         $955     $1,324        $1,973
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $712       $1,055     $1,424        $2,188
-----------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

-----------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $212         $655     $1,124        $1,973
-----------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $212         $655     $1,124        $2,188
-----------------------------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.

(2)  Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]

PORTFOLIO MANAGER

The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.

GALAXY TAXABLE BOND FUNDS                                                    11

GALAXY HIGH QUALITY BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with prudent risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality securities that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.


12                                                     GALAXY TAXABLE BOND FUNDS

GALAXY HIGH QUALITY BOND FUND

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

GALAXY TAXABLE BOND FUNDS                                                     13

GALAXY HIGH QUALITY BOND FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[CHART]

1991        15.12%
1992         6.77%
1993        12.81%
1994        -6.48%
1995        21.20%
1996         1.37%
1997         9.11%
1998         9.27%
1999        -4.13%
2000        12.62%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 2000, as compared to broad-based market indices.

                                                                               SINCE
                              1 YEAR         5 YEARS        10 YEARS       INCEPTION
-------------------------------------------------------------------------------------------------
Retail A Shares(1)             7.27%           4.45%           6.92%           6.92% (12/14/90)
-------------------------------------------------------------------------------------------------
Retail B Shares(2)             6.91%              --              --           5.05% (3/4/96)
-------------------------------------------------------------------------------------------------
Retail B Shares(3)             6.91%              --              --           4.70% (3/4/96)
-------------------------------------------------------------------------------------------------
Lehman Brothers                                                                8.10% (since 11/30/90)
Government/Credit Bond Index  11.85%           6.24%           8.00%           6.80% (since 2/29/96)
-------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate                                                   7.44% (since 11/30/90)
Government/Credit Bond Index  10.12%           6.11%           7.36%           6.40% (since 2/29/96)
-------------------------------------------------------------------------------------------------

(1) The performance of Retail A Shares of the Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "How sales charges work - Retail B Shares" on page 21.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "How sales charges work - Retail B Shares" on page 21.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
7.54% for the quarter ending June 30, 1995

WORST QUARTER
-3.85% for the quarter ending March 31, 1994

[SIDENOTE]

The Lehman Brothers Government/ Credit Bond Index is an unmanaged index which tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of at least one year.

[SIDENOTE]

The Lehman Brothers Intermediate Government/ Credit Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.

14                                                     GALAXY TAXABLE BOND FUNDS

GALAXY HIGH QUALITY BOND FUND

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        MAXIMUM  SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                 ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                                       AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------------------------------------
Retail A Shares                                            4.75%(1)                                    None(2)
--------------------------------------------------------------------------------------------------------------
Retail B Shares                                            None                                       5.00%(3)
--------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                       DISTRIBUTION                      TOTAL FUND
                                       MANAGEMENT       AND SERVICE          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------
Retail A Shares                             0.75%(4)           None          0.48%           1.23%(4)
-----------------------------------------------------------------------------------------------------
Retail B Shares                             0.75%(4)          0.80%(5)       0.36%           1.91%(4)
-----------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after these waivers are expected to be 1.03% for Retail A Shares and 1.71% for Retail B Shares. These fee waivers may be revised or discontinued at any time.

(5) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

GALAXY TAXABLE BOND FUNDS                                                     15

GALAXY HIGH QUALITY BOND FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown

-  you reinvest all dividends and distributions in the Fund

-  you sell all your shares at the end of the periods shown

-  your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares convert to Retail A Shares after eight years

-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------
Retail A Shares                                           $594         $847     $1,119        $1,893
------------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $694         $900     $1,232        $1,894
------------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $694       $1,000     $1,332        $2,056
------------------------------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

------------------------------------------------------------------------------------------------------
Retail B Shares(1)                                        $194         $600     $1,032        $1,894
------------------------------------------------------------------------------------------------------
Retail B Shares(2)                                        $194         $600     $1,032        $2,056
------------------------------------------------------------------------------------------------------

(1) Retail B Shares purchased prior to January 1, 2001.

(2) Retail B Shares purchased on or after January 1, 2001.

[SIDENOTE]
PORTFOLIO MANAGER

The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.


16                                                     GALAXY TAXABLE BOND FUNDS

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Taxable Bond Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Under unusual market conditions, each Fund may hold uninvested cash (which will not earn any income) and invest without limit in money market instruments, including short-term U.S. Government securities. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

GALAXY TAXABLE BOND FUNDS                                                     17

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Galaxy Taxable Bond Funds. It's meant as a general guide only. Consult your financial professional to help you decide which Fund is right for you.

    GALAXY FUND        MAY BE BEST SUITED FOR INVESTORS WHO ...
-----------------------------------------------------------------------------
Galaxy Short-Term      -    want current income greater than that normally
Bond Fund                   provided by a money market fund

                       -    want less change in the value of their investment
                            than normally associated with long-term funds
-----------------------------------------------------------------------------
Galaxy Intermediate    -    want current income
Government
Income Fund            -    want the extra margin of safety associated with
                            U.S. Government securities

                       -    can accept fluctuations in price and yield
-----------------------------------------------------------------------------
Galaxy High Quality    -    want current income
Bond Fund
                       -    want the added safety associated with bonds with
                            lower credit risk than other debt securities

                       -    can accept fluctuations in price and yield



18                                                     GALAXY TAXABLE BOND FUNDS

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                         MANAGEMENT FEE
FUND                       AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------
Short-Term Bond Fund                              0.51%
-------------------------------------------------------
Intermediate Government Income Fund               0.55%
-------------------------------------------------------
High Quality Bond Fund                            0.55%
-------------------------------------------------------

GALAXY TAXABLE BOND FUNDS                                                     19

HOW TO INVEST IN THE FUNDS

HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Retail A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Retail B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.

RETAIL A SHARES

The table below shows the sales charge you'll pay if you buy Retail A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

                         TOTAL SALES CHARGE
--------------------------------------------------
                         AS A % OF       AS A % OF
AMOUNT OF       THE OFFERING PRICE            YOUR
YOUR INVESTMENT          PER SHARE      INVESTMENT
--------------------------------------------------
Less than $50,000            4.75%           4.99%
--------------------------------------------------
$50,000 but less
than $100,000                4.50%           4.71%
--------------------------------------------------
$100,000 but less
than $250,000                3.50%           3.63%
--------------------------------------------------
$250,000 but less
than $500,000                2.50%           2.56%
--------------------------------------------------
$500,000 but less
than $1,000,000             2.00%            2.04%
--------------------------------------------------
$1,000,000 and over         0.00%(1)         0.00%(1)
--------------------------------------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. However, Galaxy will waive the 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs - Systematic withdrawal plan" on page 27.

Galaxy's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.

There's no sales charge when you buy Retail A Shares if:

-  You buy shares by reinvesting your dividends and distributions.

- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

- You're an investment professional who places trades for your clients and charges them a fee.

- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

-  You were a Galaxy shareholder before December 1, 1995.

- You were a shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

[SIDENOTE]

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.

[SIDENOTE]

SALES CHARGE WAIVERS

Ask your financial advisor or Galaxy's distributor, or consult the SAI, for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your financial adviser or Galaxy's distributor that you qualify for a sales load waiver. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

20                                                     GALAXY TAXABLE BOND FUNDS

RETAIL B SHARES

If you bought Retail B Shares of a Fund prior to January 1, 2001, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased prior to January 1, 2001:

IF YOU SELL YOUR SHARES   YOU'LL PAY A CDSC OF
-----------------------------------------------
during the first year                    5.00%
-----------------------------------------------
during the second year                   4.00%
-----------------------------------------------
during the third year                    3.00%
-----------------------------------------------
during the fourth year                   3.00%
-----------------------------------------------
during the fifth year                    2.00%
-----------------------------------------------
during the sixth year                    1.00%
-----------------------------------------------
after the seventh year                    None
-----------------------------------------------

If you buy Retail B Shares of a Fund on or after January 1, 2001, you won't pay a CDSC unless you sell your shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001:

IF YOU SELL YOUR SHARES   YOU'LL PAY A CDSC OF
-----------------------------------------------
during the first year                    5.00%
-----------------------------------------------
during the second year                   4.00%
-----------------------------------------------
during the third year                    4.00%
-----------------------------------------------
during the fourth year                   4.00%
-----------------------------------------------
during the fifth year                    3.00%
-----------------------------------------------
during the sixth year                    2.00%
-----------------------------------------------
during the seventh year                  1.00%
-----------------------------------------------
after the seventh year                    None
-----------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Retail B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Funds do not intend to pay more than 0.15% in shareholder service fees with respect to Retail A Shares during the current fiscal year.

Retail B Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of each Fund's Retail B Share assets. The Funds do not intend to pay more than 0.80% in distribution and shareholder service (12b-1) fees during the current fiscal year. Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees from its Retail B Share assets for selling and distributing Retail B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

CONVERTING RETAIL B SHARES TO RETAIL A SHARES

If you bought Retail B Shares of a Fund prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares of the Fund six years after your purchase. If you buy Retail B Shares of a

GALAXY TAXABLE BOND FUNDS                                                     21

Fund on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares of the Fund eight years after purchase.

CHOOSING BETWEEN RETAIL A SHARES AND RETAIL B SHARES

Retail B Shares are subject to higher fees than Retail A Shares. For this reason, Retail A Shares can be expected to pay higher dividends than Retail B Shares. However, because Retail A Shares are subject to an initial sales charge which is deducted at the time you purchase Retail A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Retail A Shares than if you purchase Retail B Shares of the Fund.

In deciding whether to buy Retail A Shares or Retail B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Retail B Shares may equal or exceed the initial sales charge and fees for Retail A Shares. Retail A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years.

Consult your financial adviser for help in choosing the appropriate share class.

BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares and Retail B Shares of the Funds on any business day, which is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open.

Retail A Shares and Retail B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined after receipt of your order in proper form, as described below, less any applicable CDSC. NAV is determined on each business day at the close of regular trading of the New York Stock Exchange that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

HOW TO BUY SHARES

You can buy shares through your financial adviser or directly from Galaxy's distributor

[SIDENOTE]

MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is:

-  $2,500 for regular accounts

-  $500 for retirement plan accounts such as IRA, SEP and Keogh Plan accounts

-  $100 for college savings accounts, including Education IRA accounts.

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

22                                                     GALAXY TAXABLE BOND FUNDS
by calling 1-877-BUY-GALAXY (1-877-289-4252). A financial adviser who places orders on your behalf may charge you a separate fee for their services.

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

You can also buy shares from Galaxy's distributor in any of the following ways:

BUYING BY MAIL

Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE

To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
100 Federal Street
Boston, MA 02110
ABA # 0110-0013-8
DDA # 79673-5702
Ref: The Galaxy Fund
(Account number)
(Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your bank or other financial institution may charge you a fee for sending funds by wire.

DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.

[SIDENOTE]

DISCOUNT PLANS

You must tell your financial adviser or Galaxy's distributor when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

GALAXY TAXABLE BOND FUNDS                                                     23

- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full-amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.

- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.

- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.

HOW TO SELL SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's distributor by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. Your financial adviser is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell your shares directly through Galaxy's distributor in any of the following ways:

SELLING BY MAIL

Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

-  The name of the Fund

-  The number of shares or the dollar amount you want to sell

-  Your account number

-  Your Social Security number or tax identification number

- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE

Notify Galaxy's distributor by phone or wire that you wish to sell shares and have

[SIDENOTE]

SIGNATURE GUARANTEES

When selling your shares by mail or by phone, you must have your signature guaranteed if:

-  you're selling shares worth more than $50,000,

- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,

- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or

-  you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


24                                                     GALAXY TAXABLE BOND FUNDS
the sale proceeds wired to your account at any bank or financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. You won't pay a sales charge for exchanging your Retail A Shares.

You may exchange Retail B Shares of a Fund for Retail B Shares of any other Galaxy Fund. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.

TO EXCHANGE SHARES:

-  ask your financial adviser

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-  send your request in writing to:
The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

Galaxy doesn't charge any fee for making exchanges but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.


GALAXY TAXABLE BOND FUNDS                                                     25

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund declares any dividends from net investment income daily and pays them monthly. Each Fund pays any net capital gains at least once a year. It's expected that the Funds' annual distributions will normally - but not always - consist primarily of ordinary income rather than capital gains. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, its agencies or municipalities.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


26                                                     GALAXY TAXABLE BOND FUNDS

GALAXY INVESTOR PROGRAMS

RETIREMENT PLANS

Retail A Shares and Retail B Shares of the Funds are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.

-  Simplified Employee Pension Plans (SEPs).

-  Keogh money purchase and profit sharing plans.

- Salary reduction retirement plans set up by employers for their employees which are qualified under Sections 401(k) and 403(b) of the Internal Revenue Code.

- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call your financial adviser or Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

OTHER PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) or your financial institution.

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.

PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares made through the plan that don't annually exceed 12% of your account's value.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to Galaxy at:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.


GALAXY TAXABLE BOND FUNDS                                                     27

HOW TO REACH GALAXY

THROUGH YOUR FINANCIAL ADVISER

Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.

GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy representative.

INVESTCONNECT

InvestConnect is Galaxy's shareholder voice response system. Call 1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week. InvestConnect may not be available to you if you invest in Galaxy Funds through a financial adviser.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.

THE INTERNET

Please visit Galaxy's Web site at: www.galaxyfunds.com


[SIDENOTE]

HEARING IMPAIRED

Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.


28                                                     GALAXY TAXABLE BOND FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Retail A Shares and Retail B Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). Certain information reflects the financial performance of a single Retail A Share or Retail B Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares and Retail B Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended October 31, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997 and 1996 was audited by Galaxy's former auditors.

GALAXY SHORT-TERM BOND FUND
(For a share outstanding throughout each period)

                                                                  YEARS ENDED OCTOBER 31,
                          ------------------------------------------------------------------------------------------------------
                                 2000                 1999                  1998                 1997                1996
                          ------------------ --------------------- --------------------- ------------------- -------------------
                          RETAIL A  RETAIL B  RETAIL A   RETAIL B   RETAIL A   RETAIL B   RETAIL A  RETAIL B  RETAIL A  RETAIL B
                           SHARES    SHARES    SHARES     SHARES     SHARES     SHARES     SHARES    SHARES    SHARES   SHARES(1)
========================= ========= ========= ========== ========== ========== ========== ========== ========= ======== ========
Net asset value,
beginning of period         $9.86     $9.86    $10.10     $10.10     $10.01     $10.01     $9.99      $9.99    $10.06     $10.09
------------------------ ----------- -------- ---------- ---------- ---------- ---------- ---------- --------- --------- --------
INCOME FROM
INVESTMENT OPERATIONS:
   Net investment
   income(2)                 0.52(4)   0.45(4)      0.49       0.42       0.51       0.45      0.53       0.46      0.52       0.31
------------------------ ----------- --------- --------- ---------- ---------- ----------- --------- ---------- -------- ---------
   Net realized and
   unrealized gain
   (loss) on investments     0.03      0.03     (0.25)     (0.25)      0.11       0.11      0.02       0.03     (0.07)     (0.10)
------------------------ ----------- --------- --------- ---------- ---------- ---------- ---------- ---------- -------- ---------
Total from investment
operations                   0.55      0.48      0.24       0.17       0.62       0.56      0.55       0.49      0.45       0.21

LESS DIVIDENDS:
   Dividends from net
   investment income        (0.55)    (0.48)    (0.48)     (0.41)     (0.53)     (0.47)    (0.53)     (0.47)    (0.52)     (0.31)
------------------------ ----------- --------- --------- ---------- ---------- ---------- ---------- --------- --------- ----------
Total dividends             (0.55)    (0.48)    (0.48)     (0.41)     (0.53)     (0.47)    (0.53)     (0.47)    (0.52)     (0.31)

Net increase (decrease)
in net asset value              -         -     (0.24)     (0.24)      0.09       0.09      0.02       0.02     (0.07)     (0.10)
------------------------ ----------- --------- --------- ---------- ---------- ---------- ---------- --------- --------- ----------
Net asset value,
end of period               $9.86     $9.86     $9.86      $9.86     $10.10     $10.10    $10.01     $10.01     $9.99      $9.99
======================== =========== ========= ========= ========== ========== ========== ========== ========= ========= ==========
Total return(3)              5.76%     5.02%     2.43%      1.71%      6.42%      5.73%     5.64%      4.99%     4.63%     2.12%(6)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
   period (000's)         $20,394      $840   $24,653       $812    $29,067     $1,087   $27,961       $905   $33,388       $260
------------------------- ---------- -------- ---------- ---------- ---------- --------- ----------- -------- ----------- --------
RATIOS TO AVERAGE
NET ASSETS:
   Net investment
   income including
   reimbursement/waiver      5.31%     4.61%     4.86%      4.17%      5.07%      4.40%     5.29%      4.56%     5.22%     4.73%(5)
------------------------- ---------- -------- ----------- ---------- ---------- -------- ------------ -------- ---------- ---------
   Operating expenses
   including
   reimbursement/waiver      1.06%     1.76%     1.10%      1.79%      1.11%      1.78%     1.00%      1.75%     1.11%     1.77%(5)
------------------------- ---------- -------- ----------- ---------- ---------- --------- ----------- --------- ---------- --------
   Operating expenses
   excluding
   reimbursement/
   waiver                    1.29%     2.01%     1.30%      2.08%      1.31%      1.99%     1.21%      2.01%     1.35%     1.98%(5)
------------------------- ---------- --------- ---------- ---------- ---------- --------- ----------- --------- ---------- --------
Portfolio turnover rate       110%      110%      151%       151%       133%       133%      173%       173%      214%      214%(6)

(1)The Fund began offering Retail B Shares on March 4, 1996.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.50, $0.47, $0.49, $0.51 and $0.50, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $0.43, $0.39, $0.42, $0.44 and $0.29, respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(5)  Annualized.

(6)  Not annualized.


30                                                     GALAXY TAXABLE BOND FUNDS

GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
(For a share outstanding throughout each period)

                                                                            YEARS ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                            2000                  1999           1998       1997       1996
                                                    --------------------- -------------------- ---------- --------- -----------
                                                    RETAIL A     RETAIL B  RETAIL A  RETAIL B   RETAIL A   RETAIL A  RETAIL A
                                                     SHARES       SHARES    SHARES    SHARES(1)  SHARES    SHARES     SHARES
============================================= ================ ========== ========= =========== ========= ========= ===========
Net asset value, beginning of period                   $9.86       $9.85    $10.50     $10.50    $10.18    $10.06   $ 10.28
--------------------------------------------- ---------------- ---------- --------- ----------- --------- --------- -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                             0.55(4)     0.48(4)   0.54       0.47      0.57      0.59      0.57
--------------------------------------------- ---------------- ----------- -------- ----------- --------- --------- -----------
   Net realized and unrealized gain (loss) on
   investments                                          0.11        0.11     (0.65)     (0.66)     0.34      0.12     (0.22)
--------------------------------------------- ---------------- ----------- -------- ----------- --------- --------- -----------
Total from investment operations                        0.66        0.59     (0.11)     (0.19)     0.91      0.71      0.35

LESS DIVIDENDS:
   Dividends from net investment income                (0.57)      (0.49)    (0.53)     (0.46)    (0.59)    (0.59)    (0.57)
--------------------------------------------- ----------------- ---------- -------- ----------- --------- --------- -----------
Total dividends                                        (0.57)      (0.49)    (0.53)     (0.46)    (0.59)    (0.59)    (0.57)

Net increase (decrease) in net asset value              0.09        0.10     (0.64)     (0.65)     0.32      0.12     (0.22)
--------------------------------------------- ----------------- ---------- -------- ----------- --------- --------- -----------
Net asset value, end of period                         $9.95       $9.95     $9.86      $9.85    $10.50    $10.18    $10.06
============================================= ================= ========== ======== =========== ========= ========= ===========
Total return(3)                                         7.01%       6.22%    (1.11)%    (1.78)%    9.22%     7.33%     3.58%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                 $47,548      $1,765   $56,454     $1,084    $66,865   $65,626   $79,741
--------------------------------------------- ----------------- ---------- -------- ----------- --------- --------- -----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                 5.63%       4.89%     5.28%      4.61%     5.49%     5.90%     5.69%
--------------------------------------------- ----------------- ---------- -------- ----------- --------- --------- -----------
   Operating expenses including
   reimbursement/waiver                                 0.97%       1.71%     0.97%      1.64%     1.01%     1.02%     1.04%
--------------------------------------------- ----------------- ---------- -------- ----------- --------- ---------- ----------
   Operating expenses excluding
   reimbursement/waiver                                 1.18%       2.09%     1.17%      2.14%     1.21%     1.22%     1.24%
--------------------------------------------- ----------------- ---------- -------- ----------- --------- ---------- ----------
Portfolio turnover rate                                   99%         99%      184%       184%      205%      128%      235%

(1)  The Fund began offering Retail B Shares on November 1, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.58, $0.52, $0.55, $0.57 and $0.55, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2000 and 1999 was $0.35 and $0.42.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.

GALAXY TAXABLE BOND FUNDS                                                     31

GALAXY HIGH QUALITY BOND FUND
(For a share outstanding throughout each period)

                                                                  YEARS ENDED OCTOBER 31,
                          ---------------------------------------------------------------------------------------------------------
                                  2000                  1999                  1998                 1997                 1996
                          -------------------- --------------------- --------------------- ------------------- --------------------
                          RETAIL A   RETAIL B   RETAIL A   RETAIL B   RETAIL A   RETAIL B  RETAIL A   RETAIL B  RETAIL A  RETAIL B
                           SHARES     SHARES     SHARES     SHARES     SHARES     SHARES    SHARES     SHARES    SHARES   SHARES(1)
======================= ========== =========== ========== ========== ========== ========== ========= ========= ========== =========
Net asset value,
beginning of period        $10.25     $10.25     $11.20     $11.20     $10.70     $10.70    $10.47     $10.47    $10.63   $10.72
----------------------- ---------- ----------- ---------- ---------- ---------- ---------- --------- --------- ---------- ---------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment
   income(2)                 0.59       0.52       0.57       0.50       0.58       0.51      0.60       0.53      0.59     0.36
----------------------- ---------- ----------- ---------- ---------- ---------- ---------- --------- --------- ---------- ---------
   Net realized and
   unrealized gain
   (loss) on investments     0.11       0.11      (0.86)     (0.86)      0.50       0.51      0.23       0.24     (0.16)   (0.25)
------------------------ --------- ----------- ---------- ---------- ---------- ---------- --------- --------- ---------- ---------
Total from investment
operations                   0.70       0.63      (0.29)     (0.36)      1.08       1.02      0.83       0.77      0.43     0.11

LESS DIVIDENDS:
   Dividends from net
   investment income        (0.60)     (0.53)     (0.57)     (0.50)     (0.58)     (0.52)    (0.60)     (0.54)    (0.59)   (0.36)
------------------------ --------- ----------- ---------- ---------- ---------- ---------- --------- --------- ---------- ---------
   Dividends from net
   realized capital gains       -          -      (0.09)     (0.09)         -          -         -          -         -        -
------------------------ --------- ----------- ---------- ---------- ---------- ---------- --------- --------- ---------- ---------
Total dividends             (0.60)     (0.53)     (0.66)     (0.59)     (0.58)     (0.52)    (0.60)     (0.54)    (0.59)   (0.36)

Net increase (decrease)
in net asset value           0.10       0.10      (0.95)     (0.95)      0.50       0.50      0.23       0.23     (0.16)   (0.25)
------------------------ --------- ----------- ---------- ---------- ---------- ---------- --------- --------- ---------- ---------
Net asset value, end
of period                  $10.35     $10.35     $10.25     $10.25     $11.20     $11.20    $10.70     $10.70    $10.47   $10.47
======================== ========= =========== ========== ========== ========== ========== ========= ========= ========== =========
Total return(3)              7.04%      6.37%     (2.66)%    (3.25)%    10.35%      9.73%     8.22%      7.59%     4.24%   1.14%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
   period (000's)         $33,429     $5,775    $42,906     $6,550    $45,879     $5,420   $27,950     $1,998   $30,984     $646
------------------------ --------- ----------- ---------- ---------- ---------- ---------- --------- --------- ---------- ---------
RATIOS TO AVERAGE NET ASSETS:
   Net investment
   income including
   reimbursement/
   waiver                    5.76%      5.13%      5.32%      4.72%      5.30%      4.69%     5.73%      5.07%     5.66%   5.34%(4)
------------------------ --------- ----------- ---------- ---------- ---------- ---------- --------- --------- ---------- ---------
   Operating expenses
   including
   reimbursement/
   waiver                    1.01%      1.65%      0.99%      1.59%      1.00%      1.61%     1.01%      1.69%     1.07%   1.60%(4)
------------------------ --------- ----------- ---------- ---------- ---------- ---------- --------- ---------- --------- ---------
   Operating expenses
   excluding
   reimbursement/
   waiver                    1.23%      1.91%      1.20%      1.88%      1.20%      1.81%     1.21%      1.95%     1.28%   1.81%(4)
------------------------ --------- ----------- ---------- ---------- ---------- ---------- --------- ---------- --------- ---------
Portfolio turnover rate       104%       104%       226%       226%       253%       253%      182%       182%      163%     163%

(1)  The Fund began offering Retail B Shares on March 4, 1996.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.56, $0.55, $0.56, $0.58 and $0.57, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 was $0.50, $0.47, $0.49, $0.51 and $0.34, respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(4)  Annualized.

(5)  Not annualized.

32                                                    GALAXY TAXABLE BOND FUNDS

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC Washington, DC 20549-0102 1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.

PROGALBND 3/1/01

[GRAPHIC]

GALAXY MONEY MARKET FUNDS

THE GALAXY FUND


PROSPECTUS

February 28, 2001

GALAXY MONEY MARKET FUND

GALAXY GOVERNMENT MONEY MARKET FUND

GALAXY U.S. TREASURY MONEY MARKET FUND

GALAXY TAX-EXEMPT MONEY MARKET FUND

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND


RETAIL A SHARES AND RETAIL B SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                             [GALAXY FUNDS LOGO]

         CONTENTS

 1   RISK/RETURN SUMMARY

 1   Introduction

 2   Galaxy Money Market Fund

 6   Galaxy Government Money Market Fund

 9   Galaxy U.S. Treasury Money Market Fund

12   Galaxy Tax-Exempt Money Market Fund

15   Galaxy Connecticut Municipal Money Market Fund

18   Galaxy Massachusetts Municipal Money Market Fund

21   Additional information about risk

22   Investor guidelines

23   FUND MANAGEMENT

24   HOW TO INVEST IN THE FUNDS

24   About sales charges

25   Buying, selling and exchanging shares

25      HOW TO BUY SHARES

26      HOW TO SELL SHARES

27      HOW TO EXCHANGE SHARES

28      OTHER TRANSACTION POLICIES

29   DIVIDENDS, DISTRIBUTIONS AND TAXES

31   GALAXY INVESTOR PROGRAMS

31   Retirement plans

31   Other programs

33   HOW TO REACH GALAXY

34   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Money Market Funds. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each Galaxy Money Market Fund including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page 22 you'll find a table which sets forth general guidelines to help you decide which of the Galaxy Money Market Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

[SIDENOTE]

MATURITY

The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.


GALAXY MONEY MARKET FUNDS                                                      1

GALAXY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.


2                                                      GALAXY MONEY MARKET FUNDS

GALAXY MONEY MARKET FUND

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The returns for Retail B Shares of the Fund were different than the figures shown because each class of shares has different expenses.

[CHART]

1991         6.13%
1992         3.54%
1993         2.73%
1994         3.68%
1995         5.29%
1996         4.73%
1997         4.99%
1998         4.96%
1999         4.63%
2000         5.94%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, after taking into account any sales charges.

                                                                      Since
                         1 year       5 years       10 years      inception
--------------------------------------------------------------------------------------
Retail A Shares          5.94%          5.05%          4.66%          5.53% (11/17/86)
--------------------------------------------------------------------------------------
Retail B Shares(1)       0.19%              -              -          3.92% (3/6/97)
--------------------------------------------------------------------------------------
Retail B Shares(2)       0.19%              -              -          3.45% (3/6/97)
--------------------------------------------------------------------------------------

(1) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that were purchased prior to January 1, 2001 and redeemed within six years of purchase. See "About Sales Charges" on page 24.
(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. See "About Sales Charges" on page 24.

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER

1.67% for the quarter ending March 31, 1991

WORST QUARTER

0.65% for the quarter ending September 30, 1993


GALAXY MONEY MARKET FUNDS                                                      3

GALAXY MONEY MARKET FUND

FEES AND EXPENSES OF THE FUND

The Fund offers both Retail A Shares and Retail B Shares. There are no sales charges (sometimes called front-end loads) when you buy Retail A Shares or Retail B Shares of the Fund. However, if you buy Retail B Shares of the Fund, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares.

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                      MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE (LOAD)
                               ON PURCHASES SHOWN      SHOWN AS A % OF THE OFFERING PRICE OR
                     AS A % OF THE OFFERING PRICE              SALE PRICE, WHICHEVER IS LESS
Retail A Shares                              None                                       None
Retail B Shares                              None                                   5.00%(1)

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                       DISTRIBUTION                  TOTAL FUND
                        MANAGEMENT      AND SERVICE        OTHER      OPERATING
                              FEES     (12b-1) FEES     EXPENSES       EXPENSES
Retail A Shares           0.40%(2)             None        0.29%       0.69%(2)
Retail B Shares           0.40%(2)         0.75%(3)        0.31%       1.46%(2)

(1) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% (i) in the sixth year after purchase if you purchased your shares prior to January 1, 2001, or (ii) in the seventh year after purchase if you purchased your shares on or after January 1, 2001. If you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after six years. If you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares after eight years. See "How to invest in the Funds - How sales charges work."
(2) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.36%. Total Fund operating expenses after these waivers are expected to be 0.65% for Retail A Shares and 1.42% for Retail B Shares. This fee waiver may be revised or discontinued at any time.
(3) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Retail B Shares (comprised of up to 0.65% for distribution services, 0.25% for shareholder liaison services and 0.25% for administrative support services), but will limit such fees to not more than 0.75% during the current fiscal year.


4                                                      GALAXY MONEY MARKET FUNDS

GALAXY MONEY MARKET FUND

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

- if you purchased your Retail B Shares prior to January 1, 2001, your Retail B Shares convert to Retail A Shares after six years

- if you purchased your Retail B Shares on or after January 1, 2002, your Retail B Shares convert to Retail A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Retail A Shares                       $70         $221         $384         $859
--------------------------------------------------------------------------------
Retail B Shares(1)                   $649         $762         $997       $1,345
--------------------------------------------------------------------------------
Retail B Shares(2)                   $649         $862       $1,097       $1,537
--------------------------------------------------------------------------------

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
--------------------------------------------------------------------------------
Retail B Shares(1)                   $149         $462         $797       $1,345
--------------------------------------------------------------------------------
Retail B Shares(2)                   $149         $462         $797       $1,537
--------------------------------------------------------------------------------

(1)  Retail B Shares purchased prior to January 1, 2001.
(2)  Retail B Shares purchased on or after January 1, 2001.


GALAXY MONEY MARKET FUNDS                                                      5

GALAXY GOVERNMENT MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

The Fund was formerly known as the Galaxy Government Fund.

[SIDENOTE]

U.S. GOVERNMENT OBLIGATIONS

U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.


6                                                      GALAXY MONEY MARKET FUNDS

GALAXY GOVERNMENT MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[CHART]

1991         6.23%
1992         3.45%
1993         2.88%
1994         3.73%
1995         5.25%
1996         4.67%
1997         4.89%
1998         4.85%
1999         4.49%
2000         5.78%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                                   SINCE
                               1 YEAR    5 YEARS   10 YEARS    INCEPTION
------------------------------------------------------------------------------------
Retail A Shares                 5.78%      4.93%      4.62%        5.47%  (11/17/86)
------------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
1.66% for the quarter ending December 31, 1991

WORST QUARTER
0.68% for the quarter ending June 30, 1993


GALAXY MONEY MARKET FUNDS                                                      7

GALAXY GOVERNMENT MONEY MARKET FUND


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                          TOTAL FUND
                          MANAGEMENT     DISTRIBUTION          OTHER       OPERATING
                                FEES     (12b-1) FEES       EXPENSES        EXPENSES
------------------------------------------------------------------------------------
Retail A Shares             0.40%(1)             None          0.29%        0.69%(1)
------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.39%. Total Fund operating expenses after this waiver are expected to be 0.68%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                              1 YEAR          3 YEARS        5 YEARS        10 YEARS
------------------------------------------------------------------------------------
Retail A Shares                  $70             $221           $384            $859
------------------------------------------------------------------------------------


8                                                      GALAXY MONEY MARKET FUNDS

GALAXY U.S. TREASURY MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

The Fund was formerly known as the Galaxy U.S. Treasury Fund.

[SIDENOTE]

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.


GALAXY MONEY MARKET FUNDS                                                      9

GALAXY U.S. TREASURY MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[CHART]

1992         3.39%
1993         2.74%
1994         3.58%
1995         5.05%
1996         4.59%
1997         4.70%
1998         4.63%
1999         4.20%
2000         5.47%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                               SINCE
                              1 YEAR          5 YEARS      INCEPTION
--------------------------------------------------------------------------------
Retail A Shares                5.47%            4.72%          4.39%  (1/22/91)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
1.44% for the quarter ending December 31, 2000

WORST QUARTER
0.65% for the quarter ending June 30, 1993


10                                                     GALAXY MONEY MARKET FUNDS

GALAXY U.S. TREASURY MONEY MARKET FUND


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                          TOTAL FUND
                          MANAGEMENT     DISTRIBUTION          OTHER       OPERATING
                                FEES     (12b-1) FEES       EXPENSES        EXPENSES
------------------------------------------------------------------------------------
Retail A Shares                0.38%             None          0.27%           0.65%
------------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                              1 YEAR          3 YEARS        5 YEARS        10 YEARS
------------------------------------------------------------------------------------
Retail A Shares                  $66             $208           $362            $810
------------------------------------------------------------------------------------


GALAXY MONEY MARKET FUNDS                                                     11

GALAXY TAX-EXEMPT MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

The Fund was formerly known as the Galaxy Tax-Exempt Fund.

[SIDENOTE]

MUNICIPAL SECURITIES

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[SIDENOTE]

TYPES OF MUNICIPAL SECURITIES

GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.


12                                                     GALAXY MONEY MARKET FUNDS

GALAXY TAX-EXEMPT MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[CHART]

1991         4.18%
1992         2.46%
1993         2.01%
1994         2.27%
1995         3.19%
1996         2.78%
1997         2.99%
1998         2.81%
1999         2.59%
2000         3.45%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                                               SINCE
                              1 YEAR          5 YEARS       10 YEARS       INCEPTION
----------------------------------------------------------------------------------------------
Retail A Shares                3.45%            2.92%          2.87%           3.43% (6/23/88)
----------------------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
1.11% for the quarter ending March 31, 1991

WORST QUARTER
0.45% for the quarter ending September 30, 1993


GALAXY MONEY MARKET FUNDS                                                     13

GALAXY TAX-EXEMPT MONEY MARKET FUND


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                          TOTAL FUND
                          MANAGEMENT     DISTRIBUTION          OTHER       OPERATING
                                FEES     (12b-1) FEES       EXPENSES        EXPENSES
------------------------------------------------------------------------------------
Retail A Shares            0.40%(1)              None          0.24%        0.64%(1)
------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.37%. Total Fund operating expenses after this waiver are expected to be 0.61%. This waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                              1 YEAR          3 YEARS        5 YEARS        10 YEARS
------------------------------------------------------------------------------------
Retail A Shares                  $65             $205           $357            $798
------------------------------------------------------------------------------------


14                                                     GALAXY MONEY MARKET FUNDS

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal regular income tax, and at least 65% of its total assets in Connecticut municipal securities, which are securities issued by or on behalf of the State of Connecticut and other government issuers and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Since the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

GALAXY MONEY MARKET FUNDS                                                     15

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on October 4, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares of the Fund. The return for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1994         1.99%
1995         2.97%
1996         2.78%
1997         2.98%
1998         2.77%
1999         2.53%
2000         3.31%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, after taking into account any sales charges on Investment Shares of the Predecessor Fund.

                                                               SINCE
                              1 YEAR          5 YEARS      INCEPTION
--------------------------------------------------------------------------------
Retail A Shares                3.31%            2.88%          2.73% (10/4/93)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
0.87% for the quarter ending December 31, 2000

WORST QUARTER
0.36% for the quarter ending March 31, 1994


16                                                     GALAXY MONEY MARKET FUNDS

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                          TOTAL FUND
                          MANAGEMENT     DISTRIBUTION          OTHER       OPERATING
                                FEES     (12b-1) FEES       EXPENSES        EXPENSES
------------------------------------------------------------------------------------
Retail A Shares                0.40%             None          0.24%           0.64%
------------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                              1 YEAR          3 YEARS        5 YEARS        10 YEARS
------------------------------------------------------------------------------------
Retail A Shares                  $65             $205           $357            $798
------------------------------------------------------------------------------------


GALAXY MONEY MARKET FUNDS                                                     17

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal regular income tax, and at least 65% of its total assets in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and commercial paper.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

18                                                     GALAXY MONEY MARKET FUNDS

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on October 5, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1994         2.15%
1995         3.23%
1996         2.78%
1997         2.96%
1998         2.79%
1999         2.56%
2000         3.42%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                                               SINCE
                              1 YEAR          5 YEARS      INCEPTION
--------------------------------------------------------------------------------
Retail A Shares                3.42%            2.90%          2.81% (10/05/93)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
0.91% for the quarter ending December 31, 2000

WORST QUARTER
0.39% for the quarter ending March 31, 1994


GALAXY MONEY MARKET FUNDS                                                19

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                          TOTAL FUND
                                         DISTRIBUTION          OTHER       OPERATING
                     MANAGEMENT FEES     (12b-1) FEES       EXPENSES        EXPENSES
------------------------------------------------------------------------------------
Retail A Shares                0.40%             None          0.23%           0.63%
------------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                              1 YEAR          3 YEARS        5 YEARS        10 YEARS
------------------------------------------------------------------------------------
Retail A Shares                  $64             $202           $351            $786
------------------------------------------------------------------------------------

20                                                     GALAXY MONEY MARKET FUNDS

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Galaxy Money Market Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's total assets. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goals. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


GALAXY MONEY MARKET FUNDS                                                     21

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Galaxy Money Market Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your investment professional for help in deciding which Fund is right for you.

--------------------------------------------------------------------------------
GALAXY FUND                         MAY BE BEST SUITED FOR...
--------------------------------------------------------------------------------
Galaxy Money Market Fund            investors who want a flexible and
                                    convenient way to manage cash while
                                    earning money market returns
--------------------------------------------------------------------------------
Galaxy Government                   investors who want a way to earn money
Money Market Fund                   market returns with the extra margin of
                                    safety associated with U.S. Government
                                    obligations
--------------------------------------------------------------------------------
Galaxy U.S. Treasury                investors who want a way to earn money
Money Market Fund                   market returns from U.S. Treasury
                                    obligations that are generally free from
                                    state and local taxes
--------------------------------------------------------------------------------
Galaxy Tax-Exempt                   investors who want a way to earn money
Money Market Fund                   market returns that are free from federal
                                    income tax
--------------------------------------------------------------------------------
Galaxy Connecticut Municipal        investors who want a way to earn money
Money Market Fund                   market returns that are free from both
                                    regular federal income tax and the
                                    Connecticut state income tax on
                                    individuals, trusts and estates
--------------------------------------------------------------------------------
Galaxy Massachusetts Municipal      investors who want a way to earn money
Money Market Fund                   market returns that are free from both
                                    regular federal income tax and
                                    Massachusetts personal income tax
--------------------------------------------------------------------------------

[SIDENOTE]

TAX-EQUIVALENT YIELD

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay federal income tax. So if you're in the 36% tax bracket that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.


22                                                     GALAXY MONEY MARKET FUNDS

FUND MANAGEMENT


ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2000, the Adviser managed over $99 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for, all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                                       MANAGEMENT FEE
FUND                                     AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------
Money Market Fund                                               0.36%
---------------------------------------------------------------------
Government Money Market Fund                                    0.39%
---------------------------------------------------------------------
U.S. Treasury Money Market Fund                                 0.38%
---------------------------------------------------------------------
Tax-Exempt Money Market Fund                                    0.38%
---------------------------------------------------------------------
Connecticut Municipal Money
Market Fund                                                     0.40%
---------------------------------------------------------------------
Massachusetts Municipal Money
Market Fund                                                     0.40%
---------------------------------------------------------------------


GALAXY MONEY MARKET FUNDS                                                     23

HOW TO INVEST IN THE FUNDS

All of the Funds offer Retail A Shares. The Money Market Fund also offers Retail B Shares.

ABOUT SALES CHARGES

There are no sales charges (sometimes called front-end loads) when you buy either Retail A Shares or Retail B Shares of a Fund.

If you bought Retail B Shares of the Money Market Fund prior to January 1, 2001, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased prior to January 1, 2001:

IF YOU SELL YOUR SHARES          YOU'LL PAY A CDSC OF
-----------------------------------------------------
during the first year                           5.00%
-----------------------------------------------------
during the second year                          4.00%
-----------------------------------------------------
during the third year                           3.00%
-----------------------------------------------------
during the fourth year                          3.00%
-----------------------------------------------------
during the fifth year                           2.00%
-----------------------------------------------------
during the sixth year                           1.00%
-----------------------------------------------------
after the sixth year                             None
-----------------------------------------------------

If you buy Retail B Shares of the Money Market Fund on or after January 1, 2001, you won't pay a CDSC unless you sell your shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001.

IF YOU SELL YOUR SHARES          YOU'LL PAY A CDSC OF
-----------------------------------------------------
during the first year                           5.00%
-----------------------------------------------------
during the second year                          4.00%
-----------------------------------------------------
during the third year                           4.00%
-----------------------------------------------------
during the fourth year                          4.00%
-----------------------------------------------------
during the fifth year                           3.00%
-----------------------------------------------------
during the sixth year                           2.00%
-----------------------------------------------------
during the seventh year                         1.00%
-----------------------------------------------------
after the seventh year                           None
-----------------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Retail B Shares of the Money Market Fund are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Funds do not intend to pay more than 0.10% in shareholder service fees with respect to Retail A Shares during the current fiscal year.

Retail B Shares of the Money Market Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of the Fund's Retail B Share assets. The Fund does not intend to pay more than 0.75% in distribution and shareholder service (12b-1) fees during the current fiscal year. Galaxy has adopted a plan under Rule 12b-1 that allows the Money Market Fund to pay fees from its Retail B Share assets for selling and distributing Retail B Shares and for providing services to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

[SIDENOTE]

CHOOSING A SHARE CLASS

Retail B Shares of the Money Market Fund have higher operating expenses than Retail A Shares of the Fund and may not be appropriate for investors who do not plan to exchange their Retail B Shares for Retail B Shares of another Galaxy Fund.

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.


24                                                     GALAXY MONEY MARKET FUNDS

CONVERTING RETAIL B SHARES TO RETAIL A SHARES

If you bought Retail B Shares of the Money Market Fund prior to January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares of the Fund six years after your purchase. If you buy Retail B Shares of the Money Market Fund on or after January 1, 2001, your Retail B Shares will automatically convert to Retail A Shares of the Fund eight years after purchase. This allows you to benefit from the lower annual expenses of Retail A Shares.

BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares and Retail B Shares of the Funds on any business day, which is any day the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open for business.

If your order to buy shares is received and accepted by Galaxy's distributor by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the net asset value (NAV) per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's distributor after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below, less any applicable CDSC in the case of Retail B Shares of the Money Market Fund. NAV is determined on each business day as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time).

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES

You can buy shares through your financial adviser or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A financial adviser who places orders on your behalf may charge you a separate fee for their services.

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

[SIDENOTE]

MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is:

-    $2,500 for regular accounts

-    $500 for retirement plan accounts such as IRA, SEP and Keogh Plan accounts

-    $100 for college savings accounts, including Education IRA accounts.

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


GALAXY MONEY MARKET FUNDS                                                     25

You can also buy shares directly from Galaxy's distributor in any of the following ways:

BUYING BY MAIL

Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable slip that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, we'll cancel your order.

BUYING BY WIRE

To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
100 Federal Street
Boston, MA 02110
ABA #0110-0013-8
DDA #79673-5702
Ref: The Galaxy Fund
(Account number)
(Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520.

Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your bank or other financial institution may charge you a fee for sending funds by wire.

HOW TO SELL SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's distributor by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. The financial adviser is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell shares directly


26                                                     GALAXY MONEY MARKET FUNDS
through Galaxy's distributor in any of the following ways:

SELLING BY MAIL

Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

-    The name of the Fund

-    The number of shares or the dollar amount you want to sell

-    Your account number

-    Your Social Security number or tax identification number

- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE

Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. Unless you qualify for a waiver, you'll have to pay a sales charge when you exchange Retail A Shares of a Fund for Retail A Shares of another Galaxy Fund that imposes a sales charge on purchases.

You may exchange Retail B Shares of the Money Market Fund for Retail B Shares of any other Galaxy Fund. You won't pay a contingent deferred sales charge when you exchange your Retail B Shares. However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.

TO EXCHANGE SHARES:

-    ask your financial adviser

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-    send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

Galaxy doesn't charge any fee for making exchanges but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege by giving

[SIDE NOTE]

SIGNATURE GUARANTEES

When selling your shares by mail or by phone, you must have your signature guaranteed if:

-    you're selling shares worth more than $50,000,

- you want Galaxy to send your money to an address other than the address on your account, unless your money is transferred to a successor custodian,

- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or

-    you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


GALAXY MONEY MARKET FUNDS                                                     27

60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.


28                                                     GALAXY MONEY MARKET FUNDS

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

MONEY MARKET, GOVERNMENT MONEY MARKET AND U.S. TREASURY MONEY MARKET FUNDS

Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

TAX-EXEMPT MONEY MARKET, CONNECTICUT MUNICIPAL MONEY MARKET AND MASSACHUSETTS MUNICIPAL MONEY MARKET FUNDS

Distributions by these Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but none of these Funds expects that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by one or more of these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

CONNECTICUT MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from the Connecticut state income tax on individuals, trusts and estates ("CSIT"). However, dividends, if any, derived from interest or long-term capital gains on securities other than Connecticut municipal securities, or from any short-term capital gains, will be subject to the CSIT.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from Massachusetts personal income tax. However, dividends, if any, derived from interest on securities other than Massachusetts municipal securities, or from any capital gains, will be subject to Massachusetts personal income tax.

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.


GALAXY MONEY MARKET FUNDS                                                     29

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within the state.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


30                                                     GALAXY MONEY MARKET FUNDS

GALAXY INVESTOR PROGRAMS


RETIREMENT PLANS

Retail A Shares and Retail B Shares of the Funds are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs

-    Simplified Employee Pension Plans (SEPs)

-    Keogh money purchase and profit sharing plans

- Salary reduction retirement plans set up by employers for their employees, which are qualified under Sections 401(k) and 403(B) of the Internal Revenue Code

- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.


For information about eligibility requirements and other matters concerning these plans and to obtain an application, call your financial adviser or Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

OTHER PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) .

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.

PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

CHECKWRITING

You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by writing or calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) to obtain a signature card. There is no limit on the number of checks you can write each month, although each check must be in an amount of at least $250. Galaxy may impose a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.

DIRECT DEPOSIT PROGRAM

This program lets you deposit your Social Security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


GALAXY MONEY MARKET FUNDS                                                     31

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares of the Money Market Fund made through the plan that don't annually exceed 12% of your account's value.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to Galaxy at:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.


32                                                     GALAXY MONEY MARKET FUNDS

HOW TO REACH GALAXY

THROUGH YOUR FINANCIAL ADVISER

Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.

GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at
1-877-BUY-GALAXY (1-877-289-4252),
Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.

INVESTCONNECT

InvestConnect is Galaxy's Shareholder Voice Response System. Call 1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week. InvestConnect may not be available to you if you invest in Galaxy Funds through a financial adviser.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.

THE INTERNET

Please visit Galaxy's Web site at: www.galaxyfunds.com

[SIDENOTE]

HEARING IMPAIRED

Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

GALAXY MONEY MARKET FUNDS                                                     33

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Retail A Shares and/or Retail B Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). Certain information reflects the financial performance of a single Retail A Share or Retail B Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares and/or Retail B Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended October 31, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2000 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997 and 1996 was audited by Galaxy's former auditors.

As discussed above in "Risk/return summary -- Connecticut Municipal Money Market Fund," prior to December 4, 1995, the predecessor to the Connecticut Municipal Money Market Fund (Predecessor Fund) offered and sold two classes of shares, Investment Shares and Trust Shares. Investment Shares of the Predecessor Fund were similar to the Retail A Shares which the Connecticut Municipal Money Market Fund currently offers. Accordingly, Trust Shares of the Predecessor Fund have not been included in the financial highlights table for the Connecticut Municipal Money Market Fund set forth below.

GALAXY MONEY MARKET FUND

(For a share outstanding throughout each period)

                                                                YEARS ENDED OCTOBER 31,
                                -------------------------------------------------------------------------------------
                                            2000                         1999                          1998
                                -------------------------     -------------------------     -------------------------
                                 RETAIL A       RETAIL B       RETAIL A       RETAIL B       RETAIL A       RETAIL B
                                  SHARES         SHARES         SHARES         SHARES         SHARES         SHARES
                                -------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
------------------------------  ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income(2)           0.06           0.05           0.04           0.04           0.05           0.04
------------------------------  ----------     ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS:
   Dividends from net
   investment income                 (0.06)         (0.05)         (0.04)         (0.04)         (0.05)         (0.04)
------------------------------  ----------     ----------     ----------     ----------     ----------     ----------
Net increase (decrease)
in net asset value                    --             --             --             --             --             --
------------------------------  ----------     ----------     ----------     ----------     ----------     ----------
Net asset value,
end of period                        $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
==============================  ==========     ==========     ==========     ==========     ==========     ==========
Total return(3)                       5.77%          5.01%          4.54%          3.85%          5.04%          4.33%

RATIOS/SUPPLEMENTAL DATA:
   Net assets,
   end of period (000's)        $2,785,840         $2,325     $2,434,662         $2,485     $2,139,213         $l,607
------------------------------  ----------     ----------     ----------     ----------     ----------     ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment
   income including
   reimbursement/waiver               5.65%          4.93%          4.45%          3.81%          4.94%          4.26%
------------------------------  ----------     ----------     ----------     ----------     ----------     ----------
   Operating expenses
   including reimbursement/
   waiver                             0.63%          1.35%          0.65%          1.29%          0.67%          1.35%
------------------------------  ----------     ----------     ----------     ----------     ----------     ----------
   Operating expenses
   excluding reimbursement/
   waiver                             0.69%          1.46%          0.69%          1.41%          0.71%          1.39%


                                         YEARS ENDED OCTOBER 31,
                                ----------------------------------------
                                           1997                  1996
                                ---------------------------   ----------
                                 RETAIL A      RETAIL B(1)     RETAIL A
                                  SHARES         SHARES        SHARES(1)
                                ----------     ----------     ----------
Net asset value,
beginning of period                  $1.00          $1.00          $1.00
------------------------------  ----------     ----------     ----------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income(2)           0.05           0.03           0.05
------------------------------  ----------     ----------     ----------
LESS DIVIDENDS:
   Dividends from net
   investment income                 (0.05)         (0.03)         (0.05)
------------------------------  ----------     ----------     ----------
Net increase (decrease)
in net asset value                    --             --             --
------------------------------  ----------     ----------     ----------
Net asset value,
end of period                        $1.00          $1.00          $1.00
==============================  ==========     ==========     ==========
Total return(3)                       4.93%          2.66%(5)       4.78%

RATIOS/SUPPLEMENTAL DATA:
   Net assets,
   end of period (000's)        $1,877,889           $749     $1,159,312
------------------------------  ----------     ----------     ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment
   income including
   reimbursement/waiver               4.85%          4.27%(4)       4.67%
------------------------------  ----------     ----------     ----------
   Operating expenses
   including reimbursement/
   waiver                             0.69%          1.38%(4)       0.77%
------------------------------  ----------     ----------     ----------
   Operating expenses
   excluding reimbursement/
   waiver                             0.73%          1.42%(4)       0.80%

(1)  The Fund began offering Retail B Shares on March 6, 1997
(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.06, $0.04, $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2000, 1999 and 1998 and the period ended October 31, 1997 was $0.05, $0.04, $0.04 and $0.03, respectively.
(3) Calculation does not include the effect of any sales charge for Retail B Shares.
(4)  Annualized.
(5)  Not annualized.


34                                                     GALAXY MONEY MARKET FUNDS

GALAXY GOVERNMENT MONEY MARKET FUND

(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ----------------------------------------------------------
                                                      2000       1999        1998        1997        1996
                                                  ----------  ----------  ----------  ----------  ----------
                                                                       RETAIL A SHARES
-----------------------------------------------   ----------------------------------------------------------
Net asset value, beginning of period                   $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                             0.05        0.04        0.05        0.05        0.05
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS:
   Dividends from net investment income                (0.05)      (0.04)      (0.05)      (0.05)      (0.05)
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value              --          --          --          --          --
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                         $1.00       $1.00       $1.00       $1.00       $1.00
===============================================   ==========  ==========  ==========  ==========  ==========
Total return                                            5.61%       4.39%       4.94%       4.85%       4.72%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $333,272    $348,758    $352,799    $350,513    $326,411
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                 5.44%       4.32%       4.84%       4.74%       4.62%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses including
   reimbursement/waiver                                 0.68%       0.69%       0.70%       0.71%       0.75%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses excluding
   reimbursement/waiver                                 0.69%       0.71%       0.71%       0.72%       0.76%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.05, $0.04, $0.05, $0.05 and $0.05, respectively.


GALAXY MONEY MARKET FUNDS                                                     35

GALAXY U.S. TREASURY MONEY MARKET FUND

(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ----------------------------------------------------------
                                                     2000        1999        1998        1997        1996
                                                  ----------  ----------  ----------  ----------  ----------
                                                                       RETAIL A SHARES
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period                   $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                             0.05        0.04        0.05        0.05        0.05
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS:
   Dividends from net investment income                (0.05)      (0.04)      (0.05)      (0.05)      (0.05)
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value              --          --          --          --          --
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                         $1.00       $1.00       $1.00       $1.00       $1.00
===============================================   ==========  ==========  ==========  ==========  ==========
Total return                                            5.26%       4.14%       4.73%       4.67%       4.63%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $544,741     $584,364   $559,053    $585,969    $443,230
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                 5.17%       4.06%       4.63%       4.58%       4.53%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses including
   reimbursement/waiver                                 0.65%       0.67%       0.68%       0.69%       0.69%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses excluding
   reimbursement/waiver                                 0.65%       0.67%       0.68%       0.70%       0.69%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.05, $0.04, $0.05, $0.05 and $0.05, respectively.


36                                                     GALAXY MONEY MARKET FUNDS

GALAXY TAX-EXEMPT MONEY MARKET FUND

(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ----------------------------------------------------------
                                                     2000        1999        1998        1997        1996
                                                  ----------  ----------  ----------  ----------  ----------
                                                                       RETAIL A SHARES
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period                   $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                             0.03        0.02        0.03        0.03        0.03
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS:
   Dividends from net investment income                (0.03)      (0.02)      (0.03)      (0.03)      (0.03)
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value              --          --          --          --          --
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                         $1.00       $1.00       $1.00       $1.00       $1.00
===============================================   ==========  ==========  ==========  ==========  ==========
Total return                                            3.33%       2.53%       2.89%       2.95%       2.82%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $215,914    $160,057    $164,340    $151,907    $117,548
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                 3.39%       2.51%       2.85%       2.92%       2.78%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses including
   reimbursement/waiver                                 0.62%       0.66%       0.67%       0.68%       0.68%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses excluding
   reimbursement/waiver                                 0.64%       0.66%       0.67%       0.69%       0.69%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.03, $0.02, $0.03, $0.03 and $0.03, respectively.


GALAXY MONEY MARKET FUNDS                                                     37

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ----------------------------------------------------------
                                                     2000        1999        1998        1997        1996(1)
                                                  ----------  ----------  ----------  ----------  ----------
                                                                        RETAIL A SHARES
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period                   $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                             0.03        0.02        0.03        0.03        0.03
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS:
   Dividends from net investment income                (0.03)      (0.02)      (0.03)      (0.03)      (0.03)
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value              --          --          --          --          --
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                         $1.00       $1.00       $1.00       $1.00       $1.00
===============================================   ==========  ==========  ==========  ==========  ==========
Total return                                            3.21%       2.47%       2.87%       2.94%       2.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $262,149    $243,051    $165,186    $137,095    $110,544
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                 3.17%       2.44%       2.83%       2.91%       2.79%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses including
   reimbursement/waiver                                 0.62%       0.62%       0.62%       0.60%       0.64%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses excluding
   reimbursement/waiver                                 0.64%       0.65%       0.65%       0.65%       0.73%

(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy with a single series of shares. Prior to the reorganization, the Predecessor Fund offered two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of the two series for a single series of shares in the Galaxy Connecticut Municipal Money Market Fund.
(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the fiscal years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.03,
     $0.02, $0.03, $0.03 and $0.03, respectively.


38                                                     GALAXY MONEY MARKET FUNDS

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(For a share outstanding throughout each period)

                                                                   YEARS ENDED OCTOBER 31,
                                                  ----------------------------------------------------------
                                                     2000        1999        1998        1997        1996(1)
                                                  ----------  ----------  ----------  ----------  ----------
                                                                        RETAIL A SHARES
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period                   $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                             0.03        0.02        0.03        0.03        0.03
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
LESS DIVIDENDS:
   Dividends from net investment income                (0.03)      (0.02)      (0.03)      (0.03)      (0.03)
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value              --           --         --          --          --
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                         $1.00       $1.00       $1.00       $1.00       $1.00
===============================================   ==========  ==========  ==========  ==========  ==========
Total return                                            3.31%       2.50%       2.86%       2.92%       2.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $480,835    $241,611    $127,922     $80,966     $47,066
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                 3.32%       2.48%       2.81%       2.90%       2.78%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses including
   reimbursement/waiver                                 0.62%       0.62%       0.62%       0.61%       0.62%
-----------------------------------------------   ----------  ----------  ----------  ----------  ----------
   Operating expenses excluding
   reimbursement/waiver                                 0.63%       0.65%       0.68%       0.69%       0.83%

(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy.
(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 was $0.03, $0.02,
     $0.03, $0.03, and $0.03, respectively.


GALAXY MONEY MARKET FUNDS                                                     39

WHERE TO FIND MORE INFORMATION



You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.


Galaxy's Investment Company Act File No. is
811-4636.

PROGALMM 3/1/01